                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
    5 Park Plaza, Suite 1900, Irvine,                    Washington, D.C. 20006
            California 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                Shares      Value
-------------------------------------------------------------------------
Common Stocks -- 96.8%

Advertising -- 0.0%
inVentiv Health, Inc. *(a)                               257 $      8,232
                                                             ------------
Aerospace & Defense -- 1.9%
Aeroflex, Inc. *(a)                                  373,033    3,834,779
Armor Holdings, Inc. *(a)                                 86        4,930
DRS Technologies, Inc. (a)                               113        4,935
Innovative Solutions & Support, Inc. *(a)                297        4,315
TransDigm Group, Inc. *                              133,319    3,255,650
United Industrial Corp. (a)                           80,315    4,296,853
World Fuel Services Corp. (a)                          1,079       43,646
                                                             ------------
                                                               11,445,108
                                                             ------------
Airlines -- 0.0%
Continental Airlines, Inc. - Class B *(a)                507       14,353
SkyWest, Inc. (a)                                        304        7,454
                                                             ------------
                                                                   21,807
                                                             ------------
Apparel & Textiles -- 0.0%
Carter's, Inc. *(a)                                    1,002       26,443
                                                             ------------
Auto Components -- 0.0%
Wabtec Corp. (a)                                         294        7,976
                                                             ------------
Automobiles -- 0.0%
Thor Industries, Inc. (a)                                221        9,099
                                                             ------------
Banks -- 4.0%
Boston Private Financial Holdings, Inc. (a)               60        1,673
Cascade Bancorp (a)                                       79        2,966
City Holding Co. (a)                                      53        2,113
Corus Bankshares, Inc. (a)                               124        2,773
East West Bancorp, Inc. (a)                           73,895    2,926,981
First Bancorp (a)                                        408        4,512
Frontier Financial Corp. (a)                             140        3,619
Hanmi Financial Corp. (a)                                157        3,077
PrivateBancorp, Inc. (a)                              79,985    3,656,914
Sandy Spring Bancorp, Inc. (a)                            71        2,511
SVB Financial Group *(a)                             101,954    4,551,226
Texas Capital Bancshares, Inc. *(a)                  132,030    2,471,602
Texas Regional Bancshares, Inc. - Class A (a)         91,899    3,533,516
UCBH Holdings, Inc. (a)                              248,469    4,338,269
Virginia Commerce Bancorp *(a)                        87,718    1,947,351
Westamerica Bancorporation (a)                           228       11,516
Wilshire Bancorp, Inc. (a)                               325        6,188
                                                             ------------
                                                               23,466,807
                                                             ------------
Beverages -- 0.0%
Hansen Natural Corp. *(a)                                 96        3,118
                                                             ------------
Biotechnology -- 1.7%
Cotherix, Inc. *(a)                                      269        1,899
CV Therapeutics, Inc. *(a)                           105,850    1,179,169
deCODE genetics, Inc. *(a)                               280        1,540
Digene Corp. *(a)                                        165        7,120
ICOS Corp. *(a)                                          370        9,272
LifeCell Corp. *(a)                                      410       13,210
Millipore Corp. *(a)                                  51,285    3,143,771
Myogen, Inc. *(a)                                     69,942    2,453,565
Myriad Genetics, Inc. *(a)                           135,871    3,349,220
OraSure Technologies, Inc. *(a)                          258        2,074
PRA International *(a)                                   336        8,968
Progenics Pharmaceuticals, Inc. *                        159        3,730
Tanox, Inc. *(a)                                         379        4,480

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares      Value
-----------------------------------------------------------------------
Techne Corp. *(a)                                       87 $      4,425
ViaCell, Inc. *(a)                                     432        1,815
                                                           ------------
                                                             10,184,258
                                                           ------------
Building Materials -- 0.0%
Beacon Roofing Supply, Inc. *(a)                       360        7,286
                                                           ------------
Building Products -- 0.0%
Drew Industries, Inc. *(a)                             232        5,861
Lennox International, Inc. (a)                         279        6,389
Simpson Manufacturing Co., Inc. (a)                     72        1,946
                                                           ------------
                                                                 14,196
                                                           ------------
Chemicals -- 0.0%
Westlake Chemical Corp. (a)                             31          992
                                                           ------------
Commercial Services & Supplies -- 6.9%
Advisory Board Co. *(a)                             57,643    2,912,124
Aleris International, Inc. *(a)                        159        8,036
aQuantive, Inc. *(a)                               194,094    4,584,500
Barrett Business Services, Inc. *(a)                   308        6,613
Bright Horizons Family Solutions, Inc. *(a)             98        4,090
Cogent, Inc. *(a)                                  173,970    2,388,608
CoStar Group, Inc. *(a)                             98,598    4,074,069
CSG Systems International, Inc. *(a)                   156        4,123
eFunds Corp. *(a)                                      312        7,544
Euronet Worldwide, Inc. *(a)                       188,209    4,620,531
Gevity HR, Inc. (a)                                    118        2,688
Global Payments, Inc. (a)                           72,064    3,171,537
Heartland Payment Systems, Inc. (a)                    308        8,008
Heidrick & Struggles International, Inc. *              23          828
Huron Consulting Group, Inc. *(a)                      706       27,675
Jarden Corp. *(a)                                    1,129       37,223
Kenexa Corp. *(a)                                      319        8,045
Kforce, Inc. *(a)                                      491        5,858
Korn/Ferry International *(a)                      247,039    5,172,997
Labor Ready, Inc. *(a)                                 477        7,599
LECG Corp. *(a)                                        249        4,671
Liquidity Services, Inc. *                             208        3,243
Mobile Mini, Inc. *(a)                                 130        3,693
MoneyGram International, Inc. (a)                      144        4,185
MPS Group, Inc. *(a)                               332,169    5,019,074
Navarre Corp. *                                        156          627
Navigant Consulting, Inc. *(a)                         391        7,843
On Assignment, Inc. *(a)                               550        5,395
Pediatrix Medical Group, Inc. *                    119,313    5,440,673
Providence Service Corp. *(a)                          128        3,532
Resources Connection, Inc. *(a)                        317        8,492
Sotheby's (a)                                          885       28,532
Traffic.com, Inc. *(a)                                 294        1,485
United Rentals, Inc. *(a)                          141,014    3,278,575
                                                           ------------
                                                             40,862,716
                                                           ------------
Communications Equipment & Services -- 2.0%
Arris Group, Inc. *                                  1,497       17,156
CommScope, Inc. *(a)                                   312       10,252
Comtech Telecommunications Corp. *(a)                   56        1,875
DSP Group, Inc. *(a)                                   258        5,895
NETGEAR, Inc. *(a)                                 237,522    4,890,578
Polycom, Inc. *                                    270,543    6,636,420
Spectralink Corp.                                      589        4,836
                                                           ------------
                                                             11,567,012
                                                           ------------
Computers & Peripherals -- 0.9%
Intergraph Corp. *(a)                                  174        7,461
Mercury Computer Systems, Inc. *(a)                    144        1,706

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares     Value
---------------------------------------------------------------------
MICROS Systems, Inc. *(a)                        103,818 $  5,078,777
Palm, Inc. *(a)                                      347        5,052
                                                         ------------
                                                            5,092,996
                                                         ------------
Construction Materials -- 0.6%
Eagle Materials, Inc. (a)                        110,234    3,712,681
Perini Corp. *                                       163        3,403
Walter Industries, Inc. (a)                           98        4,183
                                                         ------------
                                                            3,720,267
                                                         ------------
Containers & Packaging -- 0.0%
Silgan Holdings, Inc. (a)                            133        4,995
                                                         ------------
Electric Utilities -- 0.6%
Pike Electric Corp. *(a)                         234,705    3,497,105
                                                         ------------
Electrical Equipment & Services -- 4.2%
Actuant Corp. - Class A (a)                       79,392    3,977,539
Acuity Brands, Inc.                              120,193    5,456,762
Coherent, Inc. *(a)                              146,743    5,086,112
General Cable Corp. *(a)                         156,854    5,993,391
Metrologic Instruments, Inc. *(a)                    278        5,049
Paxar Corp. *(a)                                     148        2,957
Regal-Beloit Corp. (a)                           103,247    4,491,245
                                                         ------------
                                                           25,013,055
                                                         ------------
Electronic Equipment & Instruments -- 3.6%
Anixter International, Inc. (a)                      146        8,245
Greatbatch, Inc. *(a)                                249        5,632
Hittite Microwave Corp. *(a)                         132        5,874
Intevac, Inc. *(a)                                   478        8,031
Itron, Inc. *(a)                                     133        7,421
Optimal Group, Inc. *(a)                             986       11,595
Orbotech, Ltd. *                                 120,356    2,852,437
Plexus Corp. *(a)                                     73        1,402
ScanSource, Inc. *(a)                                 96        2,912
ThermoGenesis Corp. *(a)                             737        2,852
Thomas & Betts Corp. *                           143,147    6,829,543
Trimble Navigation, Ltd. *(a)                    131,175    6,175,719
WESCO International, Inc. *(a)                    90,387    5,245,158
                                                         ------------
                                                           21,156,821
                                                         ------------
Energy Equipment & Services -- 1.7%
FMC Technologies, Inc. *(a)                       99,737    5,355,877
Global Industries, Ltd. *(a)                         314        4,886
Key Energy Services, Inc. *(a)                       475        6,460
Oil States International, Inc. *(a)                  216        5,940
TETRA Technologies, Inc. *(a)                        498       12,031
Veritas DGC, Inc. *(a)                            67,271    4,427,777
W-H Energy Services, Inc. *(a)                       210        8,709
                                                         ------------
                                                            9,821,680
                                                         ------------
Financial - Diversified -- 1.8%
Advanta Corp. - Class B (a)                          144        5,314
Bankrate, Inc. *(a)                                  335        8,897
First Cash Financial Services, Inc. *(a)             113        2,327
Gladstone Capital Corp. (a)                          125        2,751
Greenhill & Co., Inc. (a)                         74,015    4,960,485
IntercontinentalExchange, Inc. *(a)                   34        2,552
International Securities Exchange, Inc. (a)          710       33,292
Jackson Hewitt Tax Service, Inc. (a)             105,983    3,180,550
National Financial Partners Corp. (a)             60,694    2,490,275
optionsXpress Holdings, Inc. (a)                     793       22,109

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares     Value
----------------------------------------------------------------------
Portfolio Recovery Associates, Inc. *(a)               70 $      3,071
                                                          ------------
                                                            10,711,623
                                                          ------------
Financial Services -- 1.0%
Accredited Home Lenders Holding Co. *(a)               51        1,833
Affiliated Managers Group, Inc. *(a)               59,761    5,982,674
Calamos Asset Management, Inc. - Class A (a)          345       10,115
CompuCredit Corp. *(a)                                 87        2,628
                                                          ------------
                                                             5,997,250
                                                          ------------
Food & Drug Retailing -- 1.6%
Longs Drug Stores Corp. (a)                       107,391    4,941,060
Performance Food Group Co. *(a)                   154,133    4,329,596
                                                          ------------
                                                             9,270,656
                                                          ------------
Food Products -- 0.0%
Gold Kist, Inc. *(a)                                   70        1,459
TreeHouse Foods, Inc. *(a)                            237        5,605
                                                          ------------
                                                                 7,064
                                                          ------------
Health Care Equipment & Supplies -- 6.8%
Advanced Medical Optics, Inc. *(a)                     72        2,848
American Medical Systems Holdings, Inc. *(a)      267,636    4,932,532
ArthroCare Corp. *(a)                                  73        3,421
Dexcom, Inc. *(a)                                     189        2,104
Encore Medical Corp. *(a)                             621        3,912
ev3, Inc. *(a)                                        219        3,725
Foxhollow Technologies, Inc. *(a)                     269        9,197
Gen-Probe, Inc. *                                  88,526    4,150,984
Haemonetics Corp. *(a)                                422       19,750
Home Diagnostics, Inc. *(a)                       153,430    2,008,399
I-Flow Corp. *(a)                                     767        9,219
Integra LifeSciences Holdings *(a)                117,417    4,400,789
Intuitive Surgical, Inc. *(a)                         136       14,341
Kyphon, Inc. *(a)                                  85,640    3,204,649
LCA-Vision, Inc. (a)                                  117        4,833
Mentor Corp. (a)                                  117,388    5,915,181
Molecular Devices Corp. *(a)                          117        2,163
NuVasive, Inc. *(a)                               228,781    4,600,786
Palomar Medical Technologies, Inc. *(a)            22,679      957,054
STERIS Corp. (a)                                       85        2,045
Thoratec Corp. *(a)                                   487        7,602
Varian, Inc. *(a)                                 115,322    5,289,820
Ventana Medical Systems, Inc. *(a)                     98        4,001
Wright Medical Group, Inc. *(a)                   197,270    4,783,798
                                                          ------------
                                                            40,333,153
                                                          ------------
Health Care Providers & Services -- 4.1%
Amedisys, Inc. *(a)                                    25          992
America Service Group, Inc. *(a)                      381        4,957
Bio-Reference Laboratories, Inc. *(a)                 123        2,761
Centene Corp. *(a)                                  1,025       16,851
Dialysis Corp. of America *(a)                         12          160
Genesis HealthCare Corp. *(a)                     103,708    4,939,612
Hythiam, Inc. *(a)                                  1,929       13,927
LHC Group, Inc. *(a)                                  573       12,789
LifePoint Hospitals, Inc. *(a)                    130,644    4,614,346
Magellan Health Services, Inc. *(a)                93,048    3,963,845
Matria Healthcare, Inc. *(a)                          149        4,141
Odyssey Healthcare, Inc. *(a)                         351        4,977
Omnicell, Inc. *                                    2,247       40,199
Per-Se Technologies, Inc. *(a)                    203,664    4,639,466
PSS World Medical, Inc. *(a)                        1,495       29,885
Radiation Therapy Services, Inc. *(a)                 941       27,506
Sierra Health Services, Inc. *(a)                     137        5,184

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                               Shares     Value
-----------------------------------------------------------------------
United Surgical Partners International, Inc. *(a)      698 $     17,331
VCA Antech, Inc. *                                 164,546    5,933,529
WellCare Health Plans, Inc. *                          310       17,555
                                                           ------------
                                                             24,290,013
                                                           ------------
Hotels, Restaurants & Leisure -- 4.3%
Ambassadors Group, Inc. (a)                            258        7,296
Applebee's International, Inc. (a)                 158,826    3,416,347
Bluegreen Corp. *(a)                                   315        3,613
California Pizza Kitchen, Inc. *(a)                    221        6,615
Century Casinos, Inc. *(a)                           1,619       16,093
Choice Hotels International, Inc. (a)               94,943    3,883,169
Four Seasons Hotels, Inc.                           62,110    3,965,724
IHOP Corp. (a)                                         119        5,516
Intrawest Corp.                                        212        7,322
Jack in the Box, Inc. *(a)                         117,563    6,134,437
Multimedia Games, Inc. *(a)                            505        4,585
Orient-Express Hotels, Ltd. (a)                        450       16,821
P.F. Chang's China Bistro, Inc. *(a)               106,221    3,686,931
Papa John's International, Inc. *(a)                   256        9,244
RARE Hospitality International, Inc. *(a)          143,467    4,384,352
Speedway Motorsports, Inc. (a)                          78        2,840
WMS Industries, Inc. *(a)                              415       12,122
                                                           ------------
                                                             25,563,027
                                                           ------------
Household Durables -- 1.1%
Champion Enterprises, Inc. *(a)                        676        4,664
Ethan Allen Interiors, Inc. (a)                        132        4,575
Knoll, Inc.                                            322        6,505
Matthews International Corp. - Class A (a)              41        1,509
Select Comfort Corp. *(a)                              456        9,977
Stanley Furniture Co., Inc. (a)                         86        1,833
Tempur-Pedic International, Inc. *(a)              366,510    6,292,977
WCI Communities, Inc. *(a)                             119        2,075
                                                           ------------
                                                              6,324,115
                                                           ------------
Household Products -- 0.8%
Church & Dwight, Inc. (a)                          128,378    5,020,864
                                                           ------------
Industrial Conglomerates -- 0.7%
Ceradyne, Inc. *(a)                                102,315    4,204,123
                                                           ------------
Insurance -- 1.6%
HCC Insurance Holdings, Inc. (a)                   154,180    5,069,439
HealthExtras, Inc. *(a)                                463       13,108
ProAssurance Corp. *(a)                             88,594    4,365,912
Selective Insurance Group, Inc.                         94        4,945
U.S.I. Holdings Corp. *(a)                             244        3,306
                                                           ------------
                                                              9,456,710
                                                           ------------
Internet & Catalog Retail -- 1.3%
Baby Universe, Inc. *(a)                                16          118
Blue Nile, Inc. *(a)                                   265        9,633
Coldwater Creek, Inc. *(a)                         214,646    6,173,219
GSI Commerce, Inc. *(a)                                614        9,112
Insight Enterprises, Inc. *                            410        8,450
Shutterfly, Inc.                                   103,056    1,590,840
ValueVision Media, Inc *(a)                          2,192       25,405
                                                           ------------
                                                              7,816,777
                                                           ------------
Internet Software & Services -- 2.9%
Acxiom Corp.                                           422       10,407
Allscripts Healthcare Solutions, Inc. *(a)         209,272    4,698,156
Avocent Corp. *(a)                                     256        7,711
CNET Networks, Inc. *                                  644        6,170

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                            Shares     Value
--------------------------------------------------------------------
DealerTrack Holdings, Inc. *(a)                     303 $      6,699
Digitas, Inc. *(a)                              336,990    3,241,844
Equinix, Inc. *(a)                                  523       31,432
F5 Networks, Inc. *(a)                           98,782    5,306,569
Infocrossing, Inc. *(a)                           2,329       31,232
j2 Global Communications, Inc. *(a)                 158        4,293
John H. Harland Co. (a)                              65        2,369
LivePerson, Inc. *                                3,134       16,830
United Online, Inc. (a)                             229        2,789
ValueClick, Inc. *(a)                           208,607    3,867,574
Vocus, Inc. *(a)                                    180        2,840
                                                        ------------
                                                          17,236,915
                                                        ------------
IT Consulting & Services -- 0.0%
Covansys Corp. *(a)                                 279        4,782
FTI Consulting, Inc. *(a)                           167        4,185
MarketAxess Holdings, Inc. *(a)                     797        8,345
Perot Systems Corp. - Class A *(a)                  215        2,965
Workstream, Inc. *                                3,016        3,257
                                                        ------------
                                                              23,534
                                                        ------------
Leisure Equipment & Products -- 1.0%
Marvel Entertainment, Inc. *(a)                 236,376    5,706,117
Oakley, Inc. (a)                                    292        4,978
Polaris Industries, Inc. (a)                        206        8,477
                                                        ------------
                                                           5,719,572
                                                        ------------
Machinery -- 2.1%
American Railcar Industries, Inc.                   505       14,700
Applied Industrial Technologies, Inc. (a)           248        6,039
Bucyrus International, Inc. - Class A (a)        99,742    4,231,056
JLG Industries, Inc. (a)                        206,500    4,090,765
Joy Global, Inc.                                     52        1,956
Lincoln Electric Holdings, Inc. (a)              74,700    4,067,415
Manitowoc Co., Inc. (The) (a)                       290       12,989
Terex Corp. *                                       130        5,879
                                                        ------------
                                                          12,430,799
                                                        ------------
Media -- 0.0%
Catalina Marketing Corp. (a)                        274        7,535
Genius Products, Inc. *                           6,831       12,637
Harris Interactive, Inc. *(a)                       977        5,960
Lions Gate Entertainment Corp. *(a)               3,121       31,241
NetFlix, Inc. *(a)                                  294        6,697
Playboy Enterprises, Inc. - Class B *(a)            369        3,472
Sonic Solutions, Inc. *(a)                          802       12,223
                                                        ------------
                                                              79,765
                                                        ------------
Metals & Mining -- 1.0%
Allegheny Technologies, Inc. (a)                    222       13,806
Birch Mountain Resources, Ltd. *(a)                 755        2,642
Carpenter Technology Corp. (a)                   53,525    5,754,473
Century Aluminum Co. *(a)                           131        4,408
Cleveland-Cliffs, Inc. (a)                           60        2,287
Quanex Corp. (a)                                     40        1,214
Reliance Steel & Aluminum Co.                       284        9,128
                                                        ------------
                                                           5,787,958
                                                        ------------
Oil & Gas -- 6.3%
Basic Energy Services, Inc. *(a)                    183        4,465
Bill Barrett Corp. *(a)                         132,033    3,242,730
Callon Petroleum Co. *(a)                           275        3,729
Carrizo Oil & Gas, Inc. *(a)                        192        4,952
Clayton Williams Energy, Inc. *(a)                  156        4,727
Core Laboratories N.V. *                         89,910    5,736,258

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares     Value
---------------------------------------------------------------------
Edge Petroleum Corp. *(a)                            131 $      2,158
Encore Acquisition Co. *(a)                      193,172    4,701,807
Frontier Oil Corp. (a)                               350        9,303
Gasco Energy, Inc. *(a)                              781        2,109
Grey Wolf, Inc. *(a)                             556,496    3,717,393
Helix Energy Solutions Group, Inc. *(a)              441       14,733
Helmerich & Payne, Inc. (a)                          164        3,777
Holly Corp. (a)                                      100        4,333
Hydril *(a)                                       70,654    3,960,863
Parker Drilling Co. *(a)                             803        5,685
Petrohawk Energy Corp. *(a)                          571        5,926
Pioneer Drilling Co. *(a)                            343        4,404
Range Resources Corp.                            166,961    4,214,096
St. Mary Land & Exploration Co. (a)                  589       21,622
Superior Energy Services, Inc. *                 153,363    4,027,312
Unit Corp. *(a)                                  106,215    4,882,704
W&T Offshore, Inc. (a)                               154        4,498
Whiting Petroleum Corp. *(a)                      63,647    2,552,245
                                                         ------------
                                                           37,131,829
                                                         ------------
Personal Products -- 0.0%
NBTY, Inc. *(a)                                      273        7,991
Parlux Fragrances, Inc. *(a)                         318        1,618
                                                         ------------
                                                                9,609
                                                         ------------
Pharmaceuticals -- 4.2%
Adams Respiratory Therapeutics, Inc. *(a)            149        5,452
Adolor Corp. *(a)                                    584        8,100
Alkermes, Inc. *(a)                              188,568    2,988,803
Alpharma, Inc. - Class A                             303        7,087
Amylin Pharmaceuticals, Inc. *(a)                    240       10,577
Coley Pharmaceutical Group, Inc. *(a)                 78          891
Cubist Pharmaceuticals, Inc. *(a)                  1,196       26,001
Familymeds Group, Inc. *(a)                          539        2,129
Human Genome Sciences, Inc. *(a)                 213,763    2,466,825
Idenix Pharmaceuticals, Inc. *(a)                    421        4,084
Kos Pharmaceuticals, Inc. *(a)                        81        4,003
Medicines Co. (The) *(a)                         165,019    3,722,829
Medicis Pharmaceutical Corp. - Class A (a)       131,540    4,255,319
MGI Pharma, Inc. *(a)                              2,055       35,366
MWI Veterinary Supply, Inc. *(a)                     251        8,416
Nektar Therapeutics *(a)                         165,428    2,383,817
Neurocrine Biosciences, Inc. *(a)                    337        3,623
New River Pharmaceuticals, Inc. *(a)                 274        7,050
Pharmion Corp. *(a)                                  294        6,336
Salix Pharmaceuticals, Ltd. *(a)                     303        4,109
Santarus, Inc. *(a)                              250,332    1,857,463
Sciele Pharma, Inc. *(a)                         194,657    3,667,338
United Therapeutics Corp. *(a)                    66,267    3,481,668
                                                         ------------
                                                           24,957,286
                                                         ------------
Real Estate -- 0.8%
BioMed Realty Trust, Inc. (REIT) (a)             147,701    4,481,249
Corrections Corporation of America *(a)              456       19,722
Digital Realty Trust, Inc. (REIT) (a)                279        8,738
Jones Lang LaSalle, Inc. (a)                         226       19,319
RAIT Investment Trust (REIT) (a)                     165        4,760
Sovran Self Storage, Inc. (REIT) (a)                  95        5,277
                                                         ------------
                                                            4,539,065
                                                         ------------
Retail - Specialty -- 5.9%
Aaron Rents, Inc. (a)                                255        5,860
America's Car-Mart, Inc. *(a)                        152        2,500
Bebe Stores, Inc. (a)                            193,744    4,800,976

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares     Value
--------------------------------------------------------------------------
Charlotte Russe Holding, Inc. *(a)                    157,232 $  4,330,169
Children's Place Retail Stores, Inc. *(a)              78,045    4,997,221
Christopher & Banks Corp. (a)                             422       12,441
Dick's Sporting Goods, Inc. *(a)                      123,102    5,603,603
DSW, Inc. - Class A *(a)                              156,407    4,926,821
Gymboree Corp. (The) *(a)                                 212        8,942
HOT Topic, Inc. *(a)                                  439,788    4,899,238
Pacific Sunwear of California, Inc. *(a)                  391        5,896
Rush Enterprises, Inc. - Class A *(a)                      73        1,218
Stage Stores, Inc. (a)                                    263        7,717
Talbots, Inc. (The) (a)                                    84        2,289
Tween Brands, Inc. *(a)                                   263        9,889
Yankee Candle Co., Inc. (The) (a)                         381       11,152
Zumiez, Inc. *(a)                                     187,026    5,049,702
                                                              ------------
                                                                34,675,634
                                                              ------------
Road & Rail -- 0.0%
Genesee & Wyoming, Inc. - Class A *(a)                    223        5,178
Pacer International, Inc. (a)                             619       17,183
Sirva, Inc. *(a)                                          556        1,479
                                                              ------------
                                                                    23,840
                                                              ------------
Semiconductor Equipment & Products -- 7.6%
Cirrus Logic, Inc. *(a)                               551,546    4,020,770
Cymer, Inc. *(a)                                          243       10,670
Diodes, Inc. *(a)                                         238       10,274
Emulex Corp. *                                        363,670    6,607,884
FormFactor, Inc. *(a)                                  95,122    4,007,490
Kulicke & Soffa Industries, Inc. *(a)                     324        2,864
Microsemi Corp. *(a)                                  269,799    5,085,711
MIPS Technologies, Inc. *(a)                              505        3,409
OmniVision Technologies, Inc. *(a)                        347        4,952
ON Semiconductor Corp. *(a)                             1,048        6,162
PortalPlayer, Inc. *(a)                                   208        2,346
Power Integrations, Inc. *(a)                         279,484    5,477,886
Silicon Laboratories, Inc. *(a)                       134,997    4,187,607
SiRF Technology Holdings, Inc. *(a)                   180,783    4,336,984
Supertex, Inc. *(a)                                        87        3,382
Tessera Technologies, Inc. *(a)                       155,607    5,412,012
Varian Semiconductor Equipment Associates, Inc. *(a)  150,618    5,527,681
                                                              ------------
                                                                44,708,084
                                                              ------------
Software -- 6.7%
American Reprographics Co. *(a)                           521       16,703
ANSYS, Inc. *(a)                                      101,211    4,471,502
Blackbaud, Inc. (a)                                       511       11,237
Blackboard, Inc. *(a)                                 189,686    5,026,679
Cerner Corp. *(a)                                         220        9,988
Dendrite International, Inc. *(a)                         352        3,443
Eclipsys Corp. *(a)                                   236,879    4,242,503
Emageon, Inc. *(a)                                        233        3,632
Epicor Software Corp. *(a)                            312,234    4,093,388
EPIQ Systems, Inc. *(a)                                   312        4,590
Informatica Corp. *(a)                                320,313    4,353,054
Intervoice, Inc. *(a)                                     242        1,534
Kronos, Inc. *(a)                                     110,242    3,758,150
MapInfo Corp. *(a)                                        391        5,017
Mentor Graphics Corp. *(a)                                419        5,900
MicroStrategy, Inc. - Class A *(a)                     52,009    5,296,076
MRO Software, Inc. *(a)                                   472       12,116
Open Solutions, Inc. *(a)                               1,014       29,213
Parametric Technology Corp. *(a)                          632       11,035
Progress Software Corp. *(a)                              346        8,996
Quest Software, Inc. *(a)                               1,009       14,408
Secure Computing Corp. *(a)                               304        1,924

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                           Shares        Value
---------------------------------------------------------------------------------------
TALX Corp. (a)                                                     1,364 $      33,445
THQ, Inc. *(a)                                                   271,360     7,915,571
Transaction Systems Architects, Inc. - Class A *                     243         8,340
Ultimate Software Group, Inc. *(a)                                 1,646        38,730
                                                                         -------------
                                                                            39,377,174
                                                                         -------------
Telecommunication Services - Diversified -- 0.9%
ADTRAN, Inc. (a)                                                     278         6,627
Golden Telecom, Inc. (a)                                              98         2,964
Nice Systems, Ltd. (ADR) *                                       201,471     5,574,703
Premiere Global Services, Inc. *(a)                                  378         3,281
Tekelec *(a)                                                         234         3,033
                                                                         -------------
                                                                             5,590,608
                                                                         -------------
Telecommunication Services - Wireless -- 1.7%
Dobson Communications Corp. - Class A *(a)                           447         3,138
NeuStar, Inc. - Class A *(a)                                     148,220     4,113,105
SBA Communications Corp. *(a)                                    247,503     6,021,748
Syniverse Holdings, Inc. *(a)                                        141         2,115
                                                                         -------------
                                                                            10,140,106
                                                                         -------------
Textiles, Apparel & Luxury Goods -- 0.6%
CROCS, Inc. *(a)                                                     139         4,719
Deckers Outdoor Corp. *                                              144         6,814
Oxford Industries, Inc. (a)                                           88         3,776
Phillips-Van Heusen Corp. (a)                                        155         6,474
Quiksilver, Inc. *(a)                                              1,683        20,449
Volcom, Inc. *(a)                                                    566        12,758
Warnaco Group, Inc. (The) *(a)                                   184,274     3,563,859
                                                                         -------------
                                                                             3,618,849
                                                                         -------------
Transportation -- 1.9%
Forward Air Corp. (a)                                            124,777     4,128,871
Hub Group, Inc. - Class A *                                      141,047     3,213,051
Knight Transportation, Inc. (a)                                      226         3,831
Old Dominion Freight Line, Inc. *                                    213         6,396
Swift Transportation Co., Inc. *(a)                              166,375     3,946,415
TAL International Group, Inc. (a)                                    507        10,753
                                                                         -------------
                                                                            11,309,317
                                                                         -------------
Trucking & Freight Forwarding -- 0.0%
Landstar System, Inc. (a)                                             69         2,946
                                                                         -------------
Total Common Stocks (Cost $519,647,459)                                    572,290,234
                                                                         -------------
Investment Company Securities -- 0.0%
iShares Russell 2000 Growth Index Fund (a)                           623        45,099
iShares Russell 2000 Index Fund (a)                                  653        47,016
                                                                         -------------
Total Investment Company Securities (Cost $100,796)                             92,115
                                                                         -------------

                                                                Par
Security Description                                           Amount        Value
---------------------------------------------------------------------------------------
Short-Term Investment -- 3.4%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 4.950% to be repurchased at $19,870,193
  on 10/02/06 collateralized by $20,360,000 FHLMC at 4.000%
  due 06/13/08 with a value of $20,261,824.
  (Cost -- $19,862,000)                                     $ 19,862,000    19,862,000
                                                                         -------------
TOTAL INVESTMENTS -- 100.2% (Cost $539,610,255#)                           592,244,349
                                                                         -------------
Other Assets and Liabilities (net) -- (0.2)%                                (1,167,964)
                                                                         -------------
TOTAL NET ASSETS -- 100.0%                                               $ 591,076,385
                                                                         =============

Met Investors Series Trust
Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Portfolio Footnotes
*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $74,912,653 and $22,278,559 respectively, resulting in a net unrealized appreciation of $52,634,094.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $148,055,186 and the collateral received consisted of cash in the amount of $151,816,406.
ADR - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

Met Investors Series Trust
Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                        Shares     Value
---------------------------------------------------------------
Common Stocks -- 99.4%
Aerospace & Defense -- 3.9%
Boeing Co. (The)                             27,091 $ 2,136,125
General Dynamics Corp.                       28,616   2,050,909
Honeywell International, Inc.                37,966   1,552,810
Lockheed Martin Corp.                        28,163   2,423,708
Northrop Grumman Corp.                       36,648   2,494,629
Raytheon Co.                                137,700   6,610,977
United Technologies Corp.                    20,181   1,278,466
                                                    -----------
                                                     18,547,624
                                                    -----------
Air Freight & Logistics -- 1.2%
FedEx Corp.                                  18,800   2,043,184
Ryder System, Inc. (a)                       53,800   2,780,384
United Parcel Service, Inc. - Class B        12,910     928,745
                                                    -----------
                                                      5,752,313
                                                    -----------
Banks -- 5.9%
Bank of America Corp.                       234,957  12,586,647
Bank of New York Co., Inc. (The)             15,325     540,360
BOK Financial Corp.                           4,100     215,660
Compass Bancshares, Inc.                     34,100   1,943,018
Credicorp, Ltd. (a)                           7,500     314,850
Cullen/Frost Bankers, Inc.                   46,900   2,711,758
Northern Trust Corp.                         21,200   1,238,716
U.S. Bancorp                                 48,179   1,600,506
Wachovia Corp.                               39,303   2,193,107
Wells Fargo & Co.                            97,834   3,539,634
Whitney Holding Corp.                        22,000     786,940
                                                    -----------
                                                     27,671,196
                                                    -----------
Beverages -- 2.2%
Coca-Cola Co.                                32,000   1,429,760
Coca-Cola Enterprises, Inc.                 123,000   2,562,090
Molson Coors Brewing Co. - Class B           11,800     813,020
Pepsi Bottling Group, Inc.                   96,000   3,408,000
PepsiCo, Inc.                                32,892   2,146,532
                                                    -----------
                                                     10,359,402
                                                    -----------
Biotechnology -- 1.0%
Amgen, Inc. *                                25,041   1,791,183
Gilead Sciences, Inc. *                       8,913     612,323
Invitrogen Corp. *                           30,000   1,902,300
Millipore Corp. *                             7,200     441,360
                                                    -----------
                                                      4,747,166
                                                    -----------
Chemicals -- 0.8%
Dow Chemical Co. (The)                       58,017   2,261,503
E.I. du Pont de Nemours & Co.                18,496     792,368
Lyondell Chemical Co.                        23,400     593,658
                                                    -----------
                                                      3,647,529
                                                    -----------
Commercial Services & Supplies -- 2.2%
Brink's Co. (The)                            11,800     626,108
Fair Isaac Corp.                             53,100   1,941,867
Manpower, Inc.                               62,700   3,841,629
MoneyGram International, Inc.                57,600   1,673,856
Temple-Inland, Inc.                          59,400   2,381,940
                                                    -----------
                                                     10,465,400
                                                    -----------
Communications Equipment & Services -- 2.6%
Cisco Systems, Inc. *                       177,435   4,081,005
Harris Corp.                                 73,870   3,286,476

Met Investors Series Trust
Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                       Shares     Value
--------------------------------------------------------------
Motorola, Inc.                             150,905 $ 3,772,625
QUALCOMM, Inc.                              32,752   1,190,535
                                                   -----------
                                                    12,330,641
                                                   -----------
Computers & Peripherals -- 3.8%
Apple Computer, Inc. *                      17,062   1,314,286
Dell, Inc. *                                45,304   1,034,743
EMC Corp. *                                145,909   1,747,990
Hewlett-Packard Co.                        118,796   4,358,625
International Business Machines Corp.       89,793   7,357,639
Western Digital Corp. *                    110,300   1,996,430
                                                   -----------
                                                    17,809,713
                                                   -----------
Containers & Packaging -- 0.7%
Bemis Co., Inc.                             38,600   1,268,396
Pactiv Corp. *                              65,600   1,864,352
                                                   -----------
                                                     3,132,748
                                                   -----------
Education -- 0.1%
Career Education Corp. *                    11,600     261,000
                                                   -----------
Electric Services -- 0.1%
Southern Co.                                14,540     501,048
                                                   -----------
Electric Utilities -- 3.0%
American Electric Power Co., Inc.           99,186   3,607,395
Entergy Corp.                               28,700   2,245,201
Exelon Corp.                                14,260     863,300
FirstEnergy Corp.                           89,400   4,993,884
PG&E Corp.                                   8,400     349,860
TXU Corp.                                   34,531   2,158,878
                                                   -----------
                                                    14,218,518
                                                   -----------
Electronic Equipment & Instruments -- 1.0%
Sanmina-SCI Corp. *                        305,800   1,143,692
Solectron Corp. *                          147,600     481,176
Vishay Intertechnology, Inc. *             115,200   1,617,408
WESCO International, Inc. *                 24,700   1,433,341
                                                   -----------
                                                     4,675,617
                                                   -----------
Energy Equipment & Services -- 0.8%
Baker Hughes, Inc.                          22,218   1,515,268
Schlumberger, Ltd.                          36,186   2,244,617
                                                   -----------
                                                     3,759,885
                                                   -----------
Financial - Diversified -- 10.1%
American Express Co.                        36,400   2,041,312
Citigroup, Inc.                            256,000  12,715,520
First Marblehead Corp. (The)                 8,100     561,006
Freddie Mac                                  9,519     631,395
Goldman Sachs Group, Inc. (The)             25,296   4,279,324
JPMorgan Chase & Co.                       204,241   9,591,157
Lehman Brothers Holdings, Inc.              16,132   1,191,510
Merrill Lynch & Co., Inc.                   44,262   3,462,174
Morgan Stanley                              67,157   4,896,417
PNC Financial Services Group, Inc.          38,491   2,788,288
Prudential Financial, Inc.                   9,836     749,995
Raymond James Financial, Inc.              134,100   3,921,084
Washington Mutual, Inc.                     13,300     578,151
                                                   -----------
                                                    47,407,333
                                                   -----------
Food & Drug Retailing -- 0.6%
Safeway, Inc.                               94,200   2,858,970
                                                   -----------
Food Products -- 1.0%
Archer-Daniels-Midland Co.                  38,900   1,473,532

Met Investors Series Trust
Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                          Shares     Value
-----------------------------------------------------------------
J.M. Smucker Co. (The)                         66,300 $ 3,179,085
                                                      -----------
                                                        4,652,617
                                                      -----------
Food Retailers -- 0.1%
Kroger Co. (The)                               18,200     421,148
                                                      -----------
Health Care Equipment & Supplies -- 2.0%
Applera Corp. - Applied Biosystems Group      114,000   3,774,540
Dade Behring Holdings, Inc.                    15,900     638,544
Johnson & Johnson                              58,304   3,786,262
Medtronic, Inc.                                22,900   1,063,476
                                                      -----------
                                                        9,262,822
                                                      -----------
Health Care Providers & Services -- 3.8%
Aetna, Inc.                                    55,688   2,202,460
AmerisourceBergen Corp.                        17,800     804,560
Cardinal Health, Inc.                           7,681     504,949
Caremark Rx, Inc.                              28,691   1,625,919
Humana, Inc. *                                 46,206   3,053,755
McKesson Corp.                                 44,000   2,319,680
Medco Health Solutions, Inc. *                 11,900     715,309
UnitedHealth Group, Inc.                       85,135   4,188,642
WellPoint, Inc. *                              34,043   2,623,013
                                                      -----------
                                                       18,038,287
                                                      -----------
Hotels, Restaurants & Leisure -- 1.0%
Darden Restaurants, Inc.                       78,921   3,351,775
McDonald's Corp.                               38,258   1,496,653
                                                      -----------
                                                        4,848,428
                                                      -----------
Household Durables -- 0.3%
Newell Rubbermaid, Inc. (a)                    50,700   1,435,824
                                                      -----------
Household Products -- 1.0%
Kimberly-Clark Corp.                            9,226     603,011
Procter & Gamble Co. (The)                     63,332   3,925,318
                                                      -----------
                                                        4,528,329
                                                      -----------
Industrial - Diversified -- 2.0%
3M Co.                                         14,961   1,113,397
General Electric Co.                          202,849   7,160,570
Tyco International, Ltd.                       39,829   1,114,814
                                                      -----------
                                                        9,388,781
                                                      -----------
Insurance -- 5.6%
American International Group, Inc.             52,088   3,451,351
Arch Capital Group, Ltd. *                     14,300     907,907
Chubb Corp. (The)                              93,904   4,879,252
CIGNA Corp.                                    17,440   2,028,621
Genworth Financial, Inc. - Class A             69,600   2,436,696
Hartford Financial Services Group, Inc. (The)  19,167   1,662,737
Lincoln National Corp.                         32,361   2,008,971
Loews Corp.                                   125,910   4,771,989
Principal Financial Group, Inc.                35,300   1,916,084
St. Paul Travelers Cos., Inc. (The)            42,300   1,983,447
W.R. Berkley Corp.                              4,400     155,716
                                                      -----------
                                                       26,202,771
                                                      -----------
Internet Software & Services -- 0.6%
eBay, Inc. *                                   27,647     784,069
Google, Inc. - Class A *                        3,400   1,366,460
Yahoo!, Inc. *                                 27,524     695,807
                                                      -----------
                                                        2,846,336
                                                      -----------

Met Investors Series Trust
Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                      Shares     Value
-------------------------------------------------------------
IT Consulting & Services -- 0.5%
Accenture, Ltd. - Class A                  36,100 $ 1,144,731
Fiserv, Inc. *                             25,400   1,196,086
                                                  -----------
                                                    2,340,817
                                                  -----------
Machinery -- 1.0%
Caterpillar, Inc.                          40,000   2,632,000
Illinois Tool Works, Inc.                  34,300   1,540,070
Parker Hannifin Corp.                       5,394     419,276
                                                  -----------
                                                    4,591,346
                                                  -----------
Media -- 1.0%
News Corp. - Class A                      113,136   2,223,122
Time Warner, Inc.                         140,055   2,553,203
                                                  -----------
                                                    4,776,325
                                                  -----------
Metals & Mining -- 2.1%
Barrick Gold Corp.                         38,600   1,185,792
Mittal Steel Co. NV - Class A (a)           3,200     111,168
Nucor Corp.                                82,286   4,072,334
Phelps Dodge Corp.                         55,280   4,682,216
                                                  -----------
                                                   10,051,510
                                                  -----------
Oil & Gas -- 11.0%
Anadarko Petroleum Corp.                   34,440   1,509,505
Apache Corp.                                2,100     132,720
Chevron Corp.                             131,499   8,529,025
ConocoPhillips                             96,328   5,734,406
Devon Energy Corp.                         25,602   1,616,766
EnCana Corp.                               26,620   1,242,888
Exxon Mobil Corp.                         285,559  19,161,009
Halliburton Co.                            64,516   1,835,480
Marathon Oil Corp.                         29,466   2,265,935
Occidental Petroleum Corp.                 57,986   2,789,707
Petro-Canada                               49,100   1,980,203
Precision Drilling Trust (a)               38,300   1,180,406
Suncor Energy, Inc.                         1,200      86,460
Tidewater, Inc.                            18,900     835,191
Valero Energy Corp.                        37,873   1,949,323
XTO Energy, Inc.                           16,700     703,571
                                                  -----------
                                                   51,552,595
                                                  -----------
Personal Products -- 0.4%
Estee Lauder Companies, Inc.- Class A (a)  44,200   1,782,586
                                                  -----------
Pharmaceuticals -- 5.4%
Abbott Laboratories                        30,459   1,479,089
Barr Pharmaceuticals, Inc. *(a)            29,800   1,547,812
Biovail Corp.                              19,100     291,084
Eli Lilly & Co.                            22,126   1,261,182
Forest Laboratories, Inc. *                64,900   3,284,589
King Pharmaceuticals, Inc. *(a)           127,100   2,164,513
Merck & Co., Inc.                          97,810   4,098,239
Mylan Laboratories, Inc.                  143,100   2,880,603
Pfizer, Inc.                              221,876   6,292,403
Schering-Plough Corp.                      29,864     659,696
Wyeth                                      27,251   1,385,441
                                                  -----------
                                                   25,344,651
                                                  -----------
Real Estate -- 1.2%
AvalonBay Communities, Inc. (REIT)         13,300   1,601,320
Colonial Properties Trust (REIT)            6,000     286,860
Host Hotels & Resorts, Inc. (REIT)        175,800   4,031,094
                                                  -----------
                                                    5,919,274
                                                  -----------

Met Investors Series Trust
Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares     Value
---------------------------------------------------------------------
Retail - Multiline -- 3.4%
Costco Wholesale Corp.                             9,227 $    458,397
CVS Corp.                                         61,672    1,980,905
J.C. Penney Co., Inc.                             75,600    5,170,284
Target Corp.                                      55,087    3,043,557
Wal-Mart Stores, Inc.                            108,910    5,371,441
                                                         ------------
                                                           16,024,584
                                                         ------------
Retail - Specialty -- 2.3%
American Eagle Outfitters, Inc.                   32,226    1,412,466
Home Depot, Inc. (The)                           121,128    4,393,313
Lowe's Cos., Inc.                                 96,674    2,712,672
NIKE, Inc. - Class B                              10,899      954,970
TJX Cos., Inc. (The)                              41,600    1,166,048
                                                         ------------
                                                           10,639,469
                                                         ------------
Road & Rail -- 2.0%
Burlington Northern Santa Fe Corp.                31,717    2,329,296
Canadian National Railway Co.                     47,500    1,992,150
CSX Corp.                                        110,166    3,616,750
Union Pacific Corp.                               15,800    1,390,400
                                                         ------------
                                                            9,328,596
                                                         ------------
Semiconductor Equipment & Products -- 1.9%
Integrated Device Technology, Inc. *              27,800      446,468
Intel Corp.                                      113,699    2,338,788
LSI Logic Corp. *                                 54,400      447,168
Micron Technology, Inc. *                         63,900    1,111,860
Novellus Systems, Inc. *(a)                       65,000    1,797,900
STMicroelectronics N.V. (a)                      115,600    1,995,256
Texas Instruments, Inc.                           29,774      989,986
                                                         ------------
                                                            9,127,426
                                                         ------------
Software -- 2.9%
BMC Software, Inc. *                             222,400    6,053,728
Microsoft Corp.                                  229,835    6,281,391
Sybase, Inc. *                                    49,572    1,201,625
                                                         ------------
                                                           13,536,744
                                                         ------------
Telecommunication Services - Diversified -- 5.8%
Amdocs, Ltd. *                                    57,200    2,265,120
AT&T, Inc.                                       244,933    7,975,018
BCE, Inc. *(a)                                    13,176      356,938
Bell Aliant Regional Communications Income Fund    1,044       32,719
BellSouth Corp.                                   71,527    3,057,779
Citizens Communications Co.                      225,700    3,168,828
Corning, Inc. *                                   30,864      753,390
Qwest Communications International, Inc. *(a)     75,700      660,104
Sprint Nextel Corp.                              125,251    2,148,055
Verizon Communications, Inc.                     183,740    6,822,266
                                                         ------------
                                                           27,240,217
                                                         ------------
Telecommunication Services - Wireless -- 0.1%
Millicom International Cellular S.A. *(a)          7,200      294,624
                                                         ------------
Tobacco -- 1.0%
Altria Group, Inc.                                61,625    4,717,394
                                                         ------------
Total Common Stocks (Cost $402,080,906)                   467,039,604
                                                         ------------

Met Investors Series Trust
Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                          Par
Security Description                                                     Amount       Value
-----------------------------------------------------------------------------------------------
Short-Term Investment -- 0.9%
State Street Bank & Trust Co., Repurchase Agreement dated 09/29/06 at
  2.550% to be repurchased at $4,154,883 on 10/02/06 collateralized by
  $4,215,000 Federal Farm Credit Bank at 4.875% due 12/16/15 with a
  value of $4,241,344. (Cost -- $4,154,000)                            $4,154,000 $  4,154,000
                                                                                  ------------
TOTAL INVESTMENTS -- 100.3% (Cost $406,234,906#)                                   471,193,604
                                                                                  ------------
Other Assets and Liabilities (net) -- (0.3)%                                        (1,320,494)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                                        $469,873,110
                                                                                  ============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $75,733,799 and $10,775,101 respectively, resulting in a net unrealized appreciation of $64,958,698.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $5,564,137 and the collateral received consisted of cash in the amount of $5,692,536.
REIT - Real Estate Investment Trust

Met Investors Series Trust
Batterymarch Mid-Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                        Shares    Value
--------------------------------------------------------------
Common Stocks -- 99.6%

Air Freight & Logistics -- 0.6%
Ryder System, Inc. (a)                      19,903 $ 1,028,587
                                                   -----------
Airlines -- 0.6%
Alaska Air Group, Inc. *                    25,000     951,000
                                                   -----------
Auto Components -- 0.6%
Johnson Controls, Inc.                      13,520     969,925
                                                   -----------
Banks -- 4.0%
BancorpSouth, Inc.                          19,100     530,216
Colonial BancGroup, Inc. (The)              54,432   1,333,584
Credicorp, Ltd. (a)                         14,100     591,918
Cullen/Frost Bankers, Inc. (a)              30,027   1,736,161
Wilmington Trust Corp.                      16,389     730,130
Zions Bancorp.                              22,783   1,818,311
                                                   -----------
                                                     6,740,320
                                                   -----------
Beverages -- 1.3%
Molson Coors Brewing Co. - Class B           7,300     502,970
Pepsi Bottling Group, Inc.                  48,000   1,704,000
                                                   -----------
                                                     2,206,970
                                                   -----------
Biotechnology -- 0.9%
BioMarin Pharmaceuticals, Inc. *(a)         59,500     846,685
Illumina, Inc. *(a)                         17,750     586,460
                                                   -----------
                                                     1,433,145
                                                   -----------
Chemicals -- 4.0%
Airgas, Inc.                                33,300   1,204,461
Albemarle Corp.                             13,400     728,022
FMC Corp.                                   31,234   2,001,162
Methanex Corp.                              30,300     737,502
Valspar Corp.                               72,900   1,939,140
                                                   -----------
                                                     6,610,287
                                                   -----------
Commercial Services & Supplies -- 6.7%
Brink's Co. (The) (a)                       34,650   1,838,529
CDW Corp.                                   12,505     771,308
CSG Systems International, Inc. *           22,450     593,354
Emdeon Corp. *                              75,200     880,592
Korn/Ferry International *                  45,806     959,178
Manpower, Inc.                              31,575   1,934,600
MPS Group, Inc. *                           80,412   1,215,025
Republic Services, Inc.                     45,036   1,810,898
Sotheby's                                   22,100     712,504
United Rentals, Inc. *(a)                   17,300     402,225
                                                   -----------
                                                    11,118,213
                                                   -----------
Communications Equipment & Services -- 1.7%
CommScope, Inc. *                           37,463   1,231,034
Harris Corp.                                35,354   1,572,900
                                                   -----------
                                                     2,803,934
                                                   -----------
Communications Services -- 0.7%
Alliance Data Systems Corp. *(a)            20,944   1,155,899
                                                   -----------
Computers & Peripherals -- 1.5%
Seagate Technology *(a)                     36,894     851,882
Western Digital Corp. *                     93,848   1,698,649
                                                   -----------
                                                     2,550,531
                                                   -----------

Met Investors Series Trust
Batterymarch Mid-Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                       Shares    Value
-------------------------------------------------------------
Construction & Engineering -- 0.9%
Granite Construction, Inc.                  27,700 $1,477,795
                                                   ----------
Containers & Packaging -- 1.0%
Pactiv Corp. *                              25,400    721,868
Sonoco Products Co.                         28,183    948,076
                                                   ----------
                                                    1,669,944
                                                   ----------
Electric Utilities -- 5.2%
Allegheny Energy, Inc. *                    52,200  2,096,874
Avista Corp. (a)                            24,900    589,632
Northeast Utilities                         25,500    593,385
NSTAR (a)                                   28,053    935,848
OGE Energy Corp.                            53,380  1,927,552
Puget Energy, Inc.                          28,400    645,532
Wisconsin Energy Corp.                      44,900  1,936,986
                                                   ----------
                                                    8,725,809
                                                   ----------
Electronic Equipment & Instruments -- 3.8%
Benchmark Electronics, Inc. *               23,000    618,240
Flextronics International, Ltd. *           46,700    590,288
Kemet Corp. *                              107,520    867,687
Molex, Inc. (a)                             13,400    522,198
Plexus Corp. *                              17,700    339,840
Thomas & Betts Corp. *                      35,258  1,682,159
Vishay Intertechnology, Inc. *              75,700  1,062,828
WESCO International, Inc. *(a)              11,700    678,951
                                                   ----------
                                                    6,362,191
                                                   ----------
Energy Equipment & Services -- 1.1%
Cameron International Corp. *               17,551    847,889
FMC Technologies, Inc. *                    18,680  1,003,116
                                                   ----------
                                                    1,851,005
                                                   ----------
Financial - Diversified -- 3.0%
A.G. Edwards, Inc.                          33,500  1,784,880
First Marblehead Corp. (The) (a)            17,225  1,193,004
Investment Technology Group, Inc. *         18,700    836,825
Jeffries Group, Inc.                        20,000    570,000
Raymond James Financial, Inc.               23,300    681,292
                                                   ----------
                                                    5,066,001
                                                   ----------
Food Products -- 1.8%
Herbalife, Ltd. *                           20,700    784,116
Hormel Foods Corp.                          38,550  1,387,029
J.M. Smucker Co. (The)                      15,800    757,610
                                                   ----------
                                                    2,928,755
                                                   ----------
Health Care Equipment & Supplies -- 2.7%
Advanced Medical Optics, Inc. *(a)          10,700    423,185
Applera Corp. - Applied Biosystems Group    41,400  1,370,754
Dade Behring Holdings, Inc.                 15,292    614,127
Gen-Probe, Inc. *                            9,900    464,211
Hillenbrand Industries, Inc.                14,150    806,267
West Pharmaceutical Services, Inc.          22,310    876,113
                                                   ----------
                                                    4,554,657
                                                   ----------
Health Care Providers & Services -- 3.3%
Health Net, Inc. *                          42,818  1,863,439
Humana, Inc. *                              29,095  1,922,889
Manor Care, Inc.                            11,338    592,751
WellCare Health Plans, Inc. *               20,550  1,163,746
                                                   ----------
                                                    5,542,825
                                                   ----------

Met Investors Series Trust
Batterymarch Mid-Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares    Value
--------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.8%
Bob Evans Farms, Inc.                             32,069 $   971,049
Darden Restaurants, Inc.                          27,314   1,160,026
Pinnacle Entertainment, Inc. *                    29,100     818,292
                                                         -----------
                                                           2,949,367
                                                         -----------
Household Durables -- 1.1%
Newell Rubbermaid, Inc.                           44,700   1,265,904
Stanley Works (The)                               11,800     588,230
                                                         -----------
                                                           1,854,134
                                                         -----------
Industrial - Diversified -- 2.0%
Crane Co.                                         16,424     686,523
Harsco Corp.                                       8,600     667,790
Trinity Industries, Inc. (a)                      61,250   1,970,413
                                                         -----------
                                                           3,324,726
                                                         -----------
Insurance -- 8.7%
American Financial Group, Inc.                    58,851   2,761,877
Arch Capital Group, Ltd. *                        20,165   1,280,276
Assurant, Inc.                                    43,500   2,323,335
Nationwide Financial Services, Inc. - Class A (a) 20,100     966,810
Ohio Casualty Corp.                               28,286     731,759
Old Republic International Corp.                  31,920     707,028
PMI Group, Inc. (The) (a)                         31,550   1,382,206
Radian Group, Inc. (a)                            41,742   2,504,520
W.R. Berkley Corp.                                51,221   1,812,711
                                                         -----------
                                                          14,470,522
                                                         -----------
Internet & Catalog Retail -- 0.4%
Nutri/System, Inc. *                               9,600     597,984
                                                         -----------
Internet Software & Services -- 0.2%
RealNetworks, Inc. *(a)                           30,280     321,271
                                                         -----------
IT Consulting & Services -- 0.3%
Computer Sciences Corp. *(a)                       8,682     426,460
                                                         -----------
Machinery -- 3.9%
Cummins, Inc. (a)                                 17,806   2,123,009
Dover Corp.                                       17,400     825,456
Manitowoc Co., Inc. (The)                         25,400   1,137,666
Terex Corp. *                                     19,400     877,268
Timken Co.                                        53,695   1,599,037
                                                         -----------
                                                           6,562,436
                                                         -----------
Media -- 0.7%
Shaw Communications, Inc. - Class B               17,000     510,340
Washington Post Co. (The) - Class B                  900     663,300
                                                         -----------
                                                           1,173,640
                                                         -----------
Metals & Mining -- 4.9%
Arch Coal, Inc. (a)                               37,100   1,072,561
Mueller Industries, Inc.                          15,200     534,584
Nucor Corp. (a)                                   35,572   1,760,458
Peabody Energy Corp.                              11,622     427,457
Phelps Dodge Corp.                                 8,900     753,830
Precision Castparts Corp.                         35,799   2,261,065
Reliance Steel & Aluminum Co.                     24,200     777,788
Southern Copper Corp. (a)                          5,759     532,708
                                                         -----------
                                                           8,120,451
                                                         -----------
Oil & Gas -- 9.5%
ENSCO International, Inc. (a)                     11,601     508,472
Frontier Oil Corp. (a)                            51,570   1,370,731
Grant Prideco, Inc. *                             21,880     832,096

Met Investors Series Trust
Batterymarch Mid-Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares     Value
--------------------------------------------------------------------
Helmerich & Payne, Inc.                           26,142 $   602,050
Holly Corp. (a)                                   32,650   1,414,724
MDU Resources Group, Inc.                         73,176   1,634,752
National Fuel Gas Co. (a)                         22,251     808,824
Noble Energy, Inc.                                30,554   1,392,957
Pride International, Inc. *                       34,025     932,965
Questar Corp.                                     28,562   2,335,515
RPC, Inc. (a)                                     20,900     382,888
Smith International, Inc.                         23,170     898,996
Tidewater, Inc.                                   34,498   1,524,467
Unit Corp. *                                      24,500   1,126,265
                                                         -----------
                                                          15,765,702
                                                         -----------
Pharmaceuticals -- 1.7%
Cephalon, Inc. *(a)                                3,100     191,425
Endo Pharmaceuticals Holdings, Inc. *             26,098     849,490
King Pharmaceuticals, Inc. *                      70,400   1,198,912
Perrigo Co.                                       31,200     529,464
                                                         -----------
                                                           2,769,291
                                                         -----------
Real Estate -- 4.2%
AMB Property Corp. (REIT)                         18,885   1,040,752
BRE Properties, Inc. - Class A (REIT) (a)         11,300     674,949
CB Richard Ellis Group, Inc. - Class A *          53,697   1,320,946
FelCor Lodging Trust, Inc. (REIT)                 35,500     711,775
Hospitality Properties Trust (REIT)               18,959     894,865
Jones Lang LaSalle, Inc.                          13,520   1,155,690
LaSalle Hotel Properties (REIT)                   11,500     498,410
Trammell Crow Co. *(a)                            21,500     784,965
                                                         -----------
                                                           7,082,352
                                                         -----------
Retail - Multiline -- 0.8%
J.C. Penney Co., Inc.                             20,100   1,374,639
                                                         -----------
Retail - Specialty -- 6.7%
American Eagle Outfitters, Inc.                   44,268   1,940,266
AnnTaylor Stores Corp. *                          45,400   1,900,444
Barnes & Noble, Inc.                              34,919   1,324,827
Charming Shoppes, Inc. *                          52,100     743,988
Dollar Tree Stores, Inc. *                        44,033   1,363,262
Limited Brands, Inc.                              40,000   1,059,600
Men's Wearhouse, Inc. (The)                       23,900     889,319
Polo Ralph Lauren Corp.                           17,774   1,149,800
TJX Cos., Inc. (The)                              29,200     818,476
                                                         -----------
                                                          11,189,982
                                                         -----------
Road & Rail -- 1.7%
Arkansas Best Corp.                               19,400     834,782
CSX Corp.                                         59,800   1,963,234
                                                         -----------
                                                           2,798,016
                                                         -----------
Semiconductor Equipment & Products -- 2.3%
Integrated Device Technology, Inc. *              41,700     669,702
Lam Research Corp. *(a)                           25,007   1,133,567
Micron Technology, Inc. *                         33,200     577,680
Novellus Systems, Inc. *                          29,800     824,268
ON Semiconductor Corp. *(a)                      109,400     643,272
                                                         -----------
                                                           3,848,489
                                                         -----------
Software -- 0.7%
Compuware Corp. *                                 53,000     412,870
Transaction Systems Architects, Inc. - Class A *  19,664     674,868
                                                         -----------
                                                           1,087,738
                                                         -----------

Met Investors Series Trust
Batterymarch Mid-Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                                     Shares       Value
-----------------------------------------------------------------------------------------------
Telecommunication Services - Diversified -- 1.1%
Amdocs, Ltd. *                                                             38,700 $  1,532,520
Qwest Communications International, Inc. *(a)                              34,400      299,968
                                                                                  ------------
                                                                                     1,832,488
                                                                                  ------------
Textiles, Apparel & Luxury Goods -- 0.3%
Brown Shoe Co., Inc. *                                                     15,550      557,312
                                                                                  ------------
Tobacco -- 0.8%
Loews Corp. - Carolina Group                                               23,900    1,323,821
                                                                                  ------------
Transportation -- 0.4%
Swift Transportation Co., Inc. *(a)                                        31,100      737,692
                                                                                  ------------
Total Common Stocks (Cost $156,274,579)                                            165,916,306
                                                                                  ------------
                                                                          Par
Security Description                                                     Amount       Value
-----------------------------------------------------------------------------------------------
Short-Term Investment -- 1.3%
State Street Bank & Trust Co., Repurchase Agreement dated 09/29/06 at
  2.550% to be repurchased at $2,202,468 on 10/02/06 collateralized by
  $2,215,000 FHLMC at 6.080% due 07/26/13 with a value of
  $2,248,225. (Cost -- $2,202,000)                                     $2,202,000    2,202,000
                                                                                  ------------
TOTAL INVESTMENTS -- 100.9% (Cost $158,476,579#)                                   168,118,306
                                                                                  ------------
Other Assets and Liabilities (net) -- (0.9)%                                        (1,503,965)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                                        $166,614,341
                                                                                  ============

Portfolio Footnotes:
# Aggregate unrealized appreciation and depreciation, based on coast for federal income tax purposes, are $15,183,672 and $5,541,945 respectively, resulting in a net unrealized appreciation of $9,641,727.
*   Non-income producing security
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $26,178,005 and the collateral received consisted of cash in the amount of $26,778,199.

FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                  Par
Security Description                                             Amount      Value
-------------------------------------------------------------------------------------
Domestic Bonds & Debt Securities -- 94.2%

Aerospace & Defense -- 2.6%
Alliant Techsystems, Inc. 6.750%, due 04/01/16                  $ 275,000 $   271,562
Argo-Tech Corp. 9.250%, due 06/01/11                              200,000     209,000
DRS Technologies, Inc. 6.625%, due 02/01/16                       300,000     296,250
K&F Acquisition, Inc. 7.750%, due 11/15/14                        150,000     151,125
L-3 Communications Corp.
   5.875%, due 01/15/15                                            60,000      57,300
   6.375%, due 10/15/15                                           200,000     195,500
Sequa Corp. 9.000%, due 08/01/09                                  250,000     266,563
Standard Aero Holdings, Inc. 8.250%, due 09/01/14                 550,000     533,500
                                                                          -----------
                                                                            1,980,800
                                                                          -----------
Agriculture -- 0.5%
Reynolds American, Inc. 7.750%, due 06/01/18 (144A) (a)           350,000     367,191
                                                                          -----------
Apparel & Textiles -- 0.3%
Levi Strauss & Co. 12.250%, due 12/15/12                          225,000     252,000
                                                                          -----------
Auto Components -- 3.3%
American Tire Distributors Holdings, Inc. 10.750%, due 04/01/13   150,000     137,625
Cooper-Standard Automotive, Inc. 7.000%, due 12/15/12             325,000     281,937
Dura Operating Corp., Series B 8.625%, due 04/15/12               620,000     248,775
Goodyear Tire & Rubber Co. (The) 9.000%, due 07/01/15             260,000     265,200
Hertz Corp. 8.875%, due 01/01/14 (144A) (a)                        35,000      36,838
Keystone Automotive Operations, Inc. 9.750%, due 11/01/13          25,000      23,625
Lear Corp., Series B 8.110%, due 05/15/09                         295,000     286,150
Stanadyne Corp., Series 1 10.000%, due 08/15/14                   250,000     253,750
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (c)         125,000      83,125
TRW Automotive, Inc. 9.375%, due 02/15/13                         450,000     481,500
United Rentals North America, Inc. 7.750%, due 11/15/13           465,000     460,350
                                                                          -----------
                                                                            2,558,875
                                                                          -----------
Automobiles -- 0.2%
General Motors Corp. 7.125%, due 07/15/13                         200,000     176,750
                                                                          -----------
Automotive Loans -- 1.7%
Ford Motor Credit Co. 9.875%, due 08/10/11                        100,000     103,580
General Motors Acceptance Corp.
   6.875%, due 09/15/11                                           550,000     547,651
   8.000%, due 11/01/31                                           700,000     733,930
                                                                          -----------
                                                                            1,385,161
                                                                          -----------
Biotechnology -- 0.6%
Fisher Scientific International, Inc. 6.125%, due 07/01/15        475,000     473,813
                                                                          -----------
Building Materials -- 1.5%
Ainsworth Lumber Co., Ltd. 9.121%, due 10/01/10 (d)               230,000     190,900
CPG International I, Inc. 10.500%, due 07/01/13                   155,000     158,488
Goodman Global Holding Co., Inc.
   8.329%, due 06/15/12 (d)                                        72,000      73,170
   7.875%, due 12/15/12                                           250,000     239,375
Nortek, Inc. 8.500%, due 09/01/14                                 485,000     460,750
Texas Industries, Inc. 7.250%, due 07/15/13                        50,000      50,250
                                                                          -----------
                                                                            1,172,933
                                                                          -----------
Business Services -- 1.7%
Affinion Group, Inc. 11.500%, due 10/15/15                        100,000     103,000
Lamar Media Corp.
   7.250%, due 01/01/13                                           175,000     176,969
   6.625%, due 08/15/15                                           100,000      96,375
RH Donnelley Corp.
   10.875%, due 12/15/12                                          275,000     303,875
   6.875%, due 01/15/13                                           300,000     275,250

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                             Par
Security Description                                                        Amount      Value
------------------------------------------------------------------------------------------------
   8.875%, due 01/15/16                                                    $ 200,000 $   201,500
Vertis, Inc. 13.500%, due 12/07/09 (144A) (a)                                150,000     137,250
                                                                                     -----------
                                                                                       1,294,219
                                                                                     -----------
Chemicals -- 4.6%
Crystal U.S. Holdings 3 LLC, Series B 0.000%/10.500%, due 10/01/14 (c)       600,000     489,750
Equistar Chemicals LP/Equistar Funding Corp. 10.125%, due 09/01/08           250,000     265,938
Georgia Gulf Corp. 9.500%, due 10/15/14 (144A) (a)                           360,000     357,494
Huntsman International LLC 10.125%, due 07/01/09                             258,000     263,160
Innophos, Inc. 8.875%, due 08/15/14                                          325,000     324,187
Lyondell Chemical Co.
   9.500%, due 12/15/08                                                      162,000     167,468
   8.000%, due 09/15/14                                                      200,000     203,500
   8.250%, due 09/15/16                                                      560,000     571,200
Nalco Co. 8.875%, due 11/15/13                                               275,000     288,063
Nova Chemicals Corp.
   6.500%, due 01/15/12                                                       50,000      47,250
   8.405%, due 11/15/13 (d)                                                  335,000     343,375
Union Carbide Chemicals & Plastics Co., Inc. 7.875%, due 04/01/23            175,000     186,020
Union Carbide Corp. 7.500%, due 06/01/25                                      50,000      53,714
                                                                                     -----------
                                                                                       3,561,119
                                                                                     -----------
Commercial Services & Supplies -- 3.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.750%,
  due 05/15/16 (144A) (a)                                                    400,000     388,000
Brand Services, Inc. 12.000%, due 10/15/12                                   325,000     365,716
DI Finance/DynCorp International, Series B 9.500%, due 02/15/13              285,000     296,400
FTI Consulting, Inc. 7.750%, due 10/01/16 (144A) (a)                         400,000     406,000
Insurance Auto Auctions, Inc. 11.000%, due 04/01/13                          275,000     275,000
iPayment, Inc. 9.750%, due 05/15/14 (144A) (a)                               500,000     512,500
Mobile Services Group, Inc. 9.750%, due 08/01/14 (144A) (a)                   75,000      77,250
                                                                                     -----------
                                                                                       2,320,866
                                                                                     -----------
Computers & Peripherals -- 0.4%
Advanced Micro Devices, Inc. 7.750%, due 11/01/12                             40,000      40,700
Seagate Technology HDD Holdings 6.800%, due 10/01/16                          95,000      95,000
SMART Modular Technologies, Inc. 10.008%, due 04/01/12 (d)                   162,000     170,910
                                                                                     -----------
                                                                                         306,610
                                                                                     -----------
Construction & Engineering -- 0.6%
Sunstate Equipment Co. LLC 10.500%, due 04/01/13 (144A) (a)                  470,000     489,975
                                                                                     -----------
Containers & Packaging -- 2.6%
Ball Corp. 6.625%, due 03/15/18                                              250,000     246,250
Berry Plastics Holding Corp.
   8.875%, due 09/15/14 (144A)(a)                                            460,000     464,600
   9.265%, due 09/15/14 (144A)(a)(d)                                         115,000     116,150
Crown Americas LLC & Crown Americas Capital Corp. 7.750%, due 11/15/15       275,000     279,813
Graphic Packaging International Corp. 9.500%, due 08/15/13                   375,000     385,312
Pregis Corp. 12.375%, due 10/15/13 (144A) (a)                                225,000     235,125
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08 (144A) (b)(e)(f)(g)(h)    18,258       5,079
Smurfit-Stone Container Enterprises, Inc. 9.750%, due 02/01/11               264,000     273,240
                                                                                     -----------
                                                                                       2,005,569
                                                                                     -----------
Electric Utilities -- 5.6%
AES Ironwood LLC 8.857%, due 11/30/25                                        458,698     509,155
AES Red Oak LLC, Series B 9.200%, due 11/30/29                               650,000     721,500
CMS Energy Corp. 7.500%, due 01/15/09                                        300,000     310,500
Edison Mission Energy
   7.730%, due 06/15/09                                                      225,000     232,313
   7.750%, due 06/15/16 (144A)(a)                                            400,000     407,000

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                Par
Security Description                                                           Amount      Value
---------------------------------------------------------------------------------------------------
FPL Energy National Wind 6.125%, due 03/25/19 (144A) (a)                      $ 113,984 $   111,104
Mirant Americas Generation LLC 8.300%, due 05/01/11                             700,000     704,375
NorthWestern Corp. 5.875%, due 11/01/14                                          75,000      74,153
NRG Energy, Inc.
   7.250%, due 02/01/14                                                         125,000     124,375
   7.375%, due 02/01/16                                                         325,000     323,781
Orion Power Holdings, Inc. 12.000%, due 05/01/10                                410,000     466,375
PSEG Energy Holdings LLC 8.625%, due 02/15/08                                   200,000     208,500
TECO Energy, Inc. 6.750%, due 05/01/15                                           75,000      77,250
                                                                                        -----------
                                                                                          4,270,381
                                                                                        -----------
Electronic Equipment & Instruments -- 0.3%
Superior Essex Communications LLC/Essex Group, Inc. 9.000%, due 04/15/12        210,000     214,200
                                                                                        -----------
Entertainment & Leisure -- 3.5%
AMC Entertainment, Inc. 9.875%, due 02/01/12                                    150,000     154,875
American Casino & Entertainment Properties LLC 7.850%, due 02/01/12             125,000     127,500
Cinemark USA, Inc. 9.000%, due 02/01/13                                         150,000     156,375
Cinemark, Inc. 0.000%/9.750%, due 03/15/14 (c)                                  500,000     401,250
Penn National Gaming, Inc. 6.750%, due 03/01/15                                 250,000     244,688
Pokagon Gaming Authority 10.375%, due 06/15/14 (144A) (a)                       370,000     396,362
Seneca Gaming Corp. 7.250%, due 05/01/12                                        465,000     467,325
Steinway Musical Instruments, Inc. 7.000%, due 03/01/14 (144A) (a)               75,000      73,875
Virgin River Casino Corp. 9.000%, due 01/15/12                                  200,000     204,000
Waterford Gaming LLC 8.625%, due 09/15/12 (144A) (a)                            445,000     472,812
                                                                                        -----------
                                                                                          2,699,062
                                                                                        -----------
Environmental Services -- 0.3%
Casella Waste Systems, Inc. 9.750%, due 02/01/13                                250,000     263,750
                                                                                        -----------
Financial - Diversified -- 2.7%
BCP Crystal U.S. Holdings Corp. 9.625%, due 06/15/14                            179,000     195,110
CCM Merger, Inc. 8.000%, due 08/01/13 (144A) (a)                                200,000     193,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 9.000%, due 07/15/14   400,000     410,000
Nalco Finance Holdings, Inc. 0.000%/9.000%, due 02/01/14 (c)                    216,000     170,640
Nell AF SARL 8.375%, due 08/15/15 (144A) (a)                                    375,000     374,063
Southern Star Central Corp. 6.750%, due 03/01/16                                 50,000      49,375
UGS Corp. 10.000%, due 06/01/12                                                 375,000     406,875
Visant Corp. 7.625%, due 10/01/12                                               250,000     252,500
                                                                                        -----------
                                                                                          2,051,563
                                                                                        -----------
Food Products -- 0.4%
B&G Foods, Inc. 8.000%, due 10/01/11                                            225,000     231,750
Eagle Family Foods, Inc., Series B 8.750%, due 01/15/08                         125,000      97,500
                                                                                        -----------
                                                                                            329,250
                                                                                        -----------
Health Care Equipment & Supplies -- 1.0%
Safety Products Holdings, Inc. 11.750%, due 01/01/12 (e)                        291,377     307,403
Universal Hospital Services, Inc. 10.125%, due 11/01/11                         230,000     242,650
VWR International, Inc. 8.000%, due 04/15/14                                    250,000     253,437
                                                                                        -----------
                                                                                            803,490
                                                                                        -----------
Health Care Providers & Services -- 1.8%
Accellent, Inc. 10.500%, due 12/01/13                                           250,000     261,250
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                                 225,000     213,750
Concentra Operating Corp.
   9.500%, due 08/15/10                                                         225,000     235,125

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                              Par
Security Description                                                         Amount      Value
-------------------------------------------------------------------------------------------------
9.125%, due 06/01/12                                                        $ 175,000 $   183,313
Healthsouth Corp.
   11.418%, due 06/15/14 (144A)(a)(d)                                         230,000     235,750
   10.750%, due 06/15/16 (144A)(a)                                            230,000     236,037
                                                                                      -----------
                                                                                        1,365,225
                                                                                      -----------
Hotels, Restaurants & Leisure -- 4.2%
Caesars Entertainment, Inc.
   8.125%, due 05/15/11                                                       335,000     355,100
   7.875%, due 03/15/10                                                       275,000     287,375
Gaylord Entertainment Co. 6.750%, due 11/15/14                                175,000     168,219
Mandalay Resort Group
   9.500%, due 08/01/08                                                       125,000     133,125
   8.500%, due 09/15/10                                                       150,000     160,312
   9.375%, due 02/15/10                                                        18,000      19,328
MGM MIRAGE, Inc.
   9.750%, due 06/01/07                                                       500,000     514,375
   Series B 10.250%, due 08/01/07                                             550,000     570,625
Station Casinos, Inc.
   6.000%, due 04/01/12                                                       570,000     552,900
   6.500%, due 02/01/14                                                       200,000     188,250
   7.750%, due 08/15/16                                                        75,000      78,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%, due 12/01/14                225,000     219,375
                                                                                      -----------
                                                                                        3,247,171
                                                                                      -----------
Household Products -- 1.8%
Glenoit Corp. 11.000%, due 04/15/07 (f)(g)(h)                                  50,000           0
Jarden Corp. 9.750%, due 05/01/12                                             275,000     291,500
Norcraft Cos. LP/Norcraft Finance Corp. 9.000%, due 11/01/11                  150,000     152,812
Norcraft Holdings LP/Norcraft Capital Corp. 0.000%/9.750%, due 09/01/12 (c)   400,000     326,000
Sealy Mattress Co. 8.250%, due 06/15/14                                       150,000     153,750
Spectrum Brands, Inc.
   7.375%, due 02/01/15                                                       490,000     394,450
   8.500%, due 10/01/13                                                       100,000      87,000
                                                                                      -----------
                                                                                        1,405,512
                                                                                      -----------
Industrial - Diversified -- 2.3%
Da-Lite Screen Co., Inc. 9.500%, due 05/15/11                                 250,000     264,375
ERICO International Corp. 8.875%, due 03/01/12                                300,000     312,000
Hexcel Corp. 6.750%, due 02/01/15                                             145,000     139,200
Koppers, Inc. 9.875%, due 10/15/13                                            152,000     165,300
Norcross Safety Products LLC/Norcoss Capital Co., Series B 9.875%,
  due 08/15/11                                                                250,000     263,750
Nutro Products, Inc. 10.750%, due 04/15/14 (144A) (a)                         175,000     188,125
RBS Global, Inc./Rexnord Corp.
   11.750%, due 08/01/16 (144A) (a)                                           185,000     191,475
   9.500%, due 08/01/14 (144A) (a)                                            230,000     234,600
                                                                                      -----------
                                                                                        1,758,825
                                                                                      -----------
Leisure Equipment & Products -- 1.0%
Knowledge Learning Center, Inc. 7.750%, due 02/01/15 (144A) (a)               325,000     305,500
Riddell Bell Holdings 8.375%, due 10/01/12                                    115,000     113,275
Travelport, Inc.
   9.875%, due 09/01/14 (144A)(a)                                             240,000     232,800
   11.875%, due 09/01/16 (144A)(a)                                            100,000      96,500
                                                                                      -----------
                                                                                          748,075
                                                                                      -----------
Machinery -- 0.3%
Clark Material Handling Company, Series D 10.750%, due 11/15/06 (f)(g)(h)     150,000           0

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                              Par
Security Description                                                         Amount     Value
------------------------------------------------------------------------------------------------
Terex Corp. 7.375%, due 01/15/14                                           $  205,000 $  207,050
                                                                                      ----------
                                                                                         207,050
                                                                                      ----------
Media -- 10.1%
Cablevision Systems Corp., Series B 9.620%, due 04/01/09 (d)                  800,000    855,000
CCH I Holdings LLC 9.920%, due 04/01/14                                       110,000     75,763
CCH II LLC, Series B 10.250%, due 09/15/10                                  1,050,000  1,071,000
Charter Communications 10.250%, due 09/15/10                                  500,000    512,500
CSC Holdings, Inc. 7.875%, due 12/15/07                                       200,000    203,500
DirecTV Holdings LLC/DirecTV Financing Co. 8.375%, due 03/15/13               386,000    401,922
EchoStar DBS Corp.
   5.750%, due 10/01/08                                                       225,000    223,594
   6.375%, due 10/01/11                                                       200,000    195,250
   7.000%, due 10/01/13 (144A)(a)                                             250,000    244,958
Houghton Mifflin Co. 0.000%/11.500%, due 10/15/13 (c)                         395,000    346,612
IESY Repository GMBH 10.375%, due 02/15/15 (144A) (a)                         150,000    138,750
Impress Holdings BV 8.512%, due 09/15/13 (144A) (a)(d)                        460,000    462,810
Network Communications, Inc. 10.750%, due 12/01/13                            275,000    276,375
Nielsen Finance LLC/Nielsen Finance Co.
   10.000%, due 08/01/14 (144A)(a)                                            550,000    571,312
   0.000%/12.500%, due 08/01/16 (144A)(a)(c)                                   80,000     47,400
Primedia, Inc. 8.000%, due 05/15/13                                           600,000    547,500
Rainbow National Services LLC 10.375%, due 09/01/14 (144A) (a)              1,025,000  1,163,375
Videotron 6.375%, due 12/15/15                                                175,000    166,688
Young Broadcasting, Inc. 10.000%, due 03/01/11                                290,000    272,237
                                                                                      ----------
                                                                                       7,776,546
                                                                                      ----------
Metals & Mining -- 1.7%
AK Steel Corp. 7.750%, due 06/15/12                                           230,000    225,112
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp. 10.000%,
  due 06/01/12                                                                140,000    151,200
California Steel Industries, Inc. 6.125%, due 03/15/14                        130,000    121,713
Ispat Inland ULC 9.750%, due 04/01/14                                         500,000    563,887
Russel Metals, Inc. 6.375%, due 03/01/14                                      230,000    218,500
                                                                                      ----------
                                                                                       1,280,412
                                                                                      ----------
Office Furnishing & Supplies -- 1.0%
Danka Business Systems PLC 11.000%, due 06/15/10                              125,000    115,625
Xerox Corp.
   9.750%, due 01/15/09                                                       400,000    435,000
   7.625%, due 06/15/13                                                       225,000    237,375
                                                                                      ----------
                                                                                         788,000
                                                                                      ----------
Oil & Gas -- 6.8%
El Paso Corp.
   6.950%, due 12/15/07                                                       175,000    177,625
   8.050%, due 10/15/30                                                       150,000    156,750
   7.800%, due 08/01/31                                                       275,000    283,250
El Paso Production Holding Co. 7.750%, due 06/01/13                           175,000    179,813
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14                         200,000    202,000
Grant Prideco, Inc. 6.125%, due 08/15/15                                       75,000     72,000
KCS Energy, Inc. 7.125%, due 04/01/12                                         420,000    405,300
North American Energy Partners, Inc. 8.750%, due 12/01/11                     835,000    837,087
Range Resources Corp.
   6.375%, due 03/15/15                                                       200,000    191,000
   7.375%, due 07/15/13                                                       200,000    202,000
Tennessee Gas Pipeline Co.
   7.500%, due 04/01/17                                                       150,000    158,729
   8.375%, due 06/15/32                                                       450,000    518,585

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                               Par
Security Description                                                          Amount     Value
-------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.
   8.875%, due 07/15/12                                                      $ 610,000 $  677,863
   6.400%, due 04/15/16 (144A) (a)                                             125,000    124,219
Williams Companies, Inc.
   7.625%, due 07/15/19                                                        425,000    444,125
   6.750%, due 04/15/09 (144A)(a)                                              100,000    101,000
   7.875%, due 09/01/21                                                        425,000    446,250
                                                                                       ----------
                                                                                        5,177,596
                                                                                       ----------
Oil & Gas Exploration & Production -- 2.9%
Chesapeake Energy Corp. 6.875%, due 11/15/20                                   400,000    380,000
Denbury Resources, Inc. 7.500%, due 04/01/13                                   200,000    201,000
Encore Acquisition Co. 6.000%, due 07/15/15                                    300,000    276,000
EXCO Resources, Inc. 7.250%, due 01/15/11                                      400,000    393,000
Hilcorp Energy I/Hilcorp Finance Co. 9.000%, due 06/01/16 (144A) (a)           100,000    103,750
Newfield Exploration Co. 6.625%, due 09/01/14                                  125,000    122,969
Plains Exploration & Production Co. 7.125%, due 06/15/14                        85,000     89,250
Range Resources Corp. 7.500%, due 05/15/16                                      75,000     75,750
Whiting Petroleum Corp. 7.250%, due 05/01/12 - 05/01/13                        575,000    566,375
                                                                                       ----------
                                                                                        2,208,094
                                                                                       ----------
Paper & Forest Products -- 4.3%
Abitibi-Consolidated, Inc.
   8.375%, due 04/01/15                                                        200,000    183,000
   6.000%, due 06/20/13                                                        270,000    220,725
Boise Cascade LLC 7.125%, due 10/15/14                                         775,000    726,562
Bowater Canada Finance 7.950%, due 11/15/11                                    325,000    312,000
Bowater, Inc. 8.390%, due 03/15/10 (d)                                         240,000    244,500
Domtar, Inc. 7.875%, due 10/15/11                                              470,000    470,000
Jefferson Smurfit Corp. 8.250%, due 10/01/12                                   175,000    168,438
NewPage Corp.
   12.000%, due 05/01/13                                                       530,000    551,200
   10.000%, due 05/01/12                                                       230,000    238,625
Verso Paper Holdings LLC/Verson Paper, Inc. 11.375%, due 08/01/16 (144A) (a)   175,000    174,562
                                                                                       ----------
                                                                                        3,289,612
                                                                                       ----------
Pharmaceuticals -- 0.3%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14 (144A) (a)                230,000    219,650
                                                                                       ----------
Publishing -- 1.1%
Dex Media, Inc.
   Series B 9.875%, due 08/15/13                                               488,000    529,480
   0.000%/9.000%, due 11/15/13 (c)                                             225,000    190,688
PRIMEDIA, Inc. 8.875%, due 05/15/11                                            175,000    171,938
                                                                                       ----------
                                                                                          892,106
                                                                                       ----------
Real Estate -- 0.9%
American Real Estate Partners LP/American Real Estate Finance Corp. 7.125%,
  due 02/15/13                                                                 250,000    250,000
Ventas Realty LP/Ventas Capital Corp.
   6.625%, due 10/15/14                                                        250,000    251,875
   7.125%, due 06/01/15                                                         75,000     77,531
   6.500%, due 06/01/16                                                        100,000     99,875
                                                                                       ----------
                                                                                          679,281
                                                                                       ----------
Retail - Multiline -- 1.0%
Autonation, Inc.
   7.000%, due 04/15/14 (144A)(a)                                               75,000     75,188
   7.507%, due 04/15/13 (144A)(a)(d)                                           100,000    101,750
Burlington Coat Factory Warehouse Corp. 11.125%, due 04/15/14 (144A) (a)       230,000    223,100
EPL Finance Corp. 11.750%, due 11/15/13 (144A) (a)                             150,000    167,250

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                           Par Amount    Value
-------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The) 9.000%, due 10/15/15           $  220,000 $   234,850
                                                                          -----------
                                                                              802,138
                                                                          -----------
Semiconductor Equipment & Products -- 1.1%
Amkor Technology, Inc. 9.250%, due 06/01/16                       670,000     631,475
Freescale Semiconductor 7.125%, due 07/15/14                      200,000     215,500
                                                                          -----------
                                                                              846,975
                                                                          -----------
Software -- 1.6%
Serena Software, Inc. 10.375%, due 03/15/16                       150,000     157,875
SS&C Technologies, Inc. 11.750%, due 12/01/13                     225,000     237,938
Sungard Data Systems, Inc.
   9.125%, due 08/15/13                                           350,000     364,000
   10.250%, due 08/15/15                                          275,000     284,625
UGS Capital Corp. II 10.380%, due 06/01/11 (144A) (a)(d)(e)       155,000     158,100
                                                                          -----------
                                                                            1,202,538
                                                                          -----------
Telecommunication Services - Diversified -- 8.4%
Citizens Communications Co.
   6.250%, due 01/15/13                                           600,000     586,500
   9.000%, due 08/15/31                                           200,000     215,500
Intelsat Bermuda, Ltd. 11.250%, due 06/15/16 (144A) (a)           775,000     827,312
Intelsat Subsidiary Holding Co., Ltd. 8.625%, due 01/15/15        175,000     179,812
Intelsat Intermediate, Ltd. 0.000%/9.250%, due 02/01/15 (c)       480,000     350,400
Lucent Technologies, Inc.
   6.500%, due 01/15/28                                           200,000     179,000
   6.450%, due 03/15/29                                           250,000     223,750
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (a)     175,000     184,844
Nortel Networks, Ltd.
   9.730%, due 07/15/11 (144A)(a)(d)                              300,000     311,250
   10.125%, due 07/15/13 (144A)(a)                                115,000     121,900
PanAmSat Corp. 9.000%, due 08/15/14                               163,000     169,113
Qwest Corp.
   8.875%, due 03/15/12                                         1,075,000   1,178,469
   7.125%, due 11/15/43                                           200,000     187,500
Rogers Wireless Communications, Inc. 6.375%, due 03/01/14         800,000     801,000
Valor Telecommunications Enterprise 7.750%, due 02/15/15          200,000     214,000
Wind Acquisition Finance S.A. 10.750%, due 12/01/15 (144A) (a)    600,000     665,250
Windstream Corp. 8.625%, due 08/01/16 (144A) (a)                  100,000     107,500
                                                                          -----------
                                                                            6,503,100
                                                                          -----------
Telecommunication Services - Wireless -- 4.2%
American Towers, Inc. 7.250%, due 12/01/11                        875,000     905,625
Centennial Communications Corp.
   10.000%, due 01/01/13                                          200,000     203,500
   11.258%, due 01/01/13 (d)                                      125,000     129,688
   8.125%, due 02/01/14                                           100,000      99,000
Cincinnati Bell, Inc. 7.250%, due 07/15/13                        695,000     714,112
Dobson Cellular Systems, Inc. 8.375%, due 11/01/11 (144A) (a)     600,000     626,250
Rural Cellular Corp. 8.250%, due 03/15/12                         535,000     553,725
                                                                          -----------
                                                                            3,231,900
                                                                          -----------
Textiles, Apparel & Luxury Goods -- 0.0%
Pillowtex Corp. 9.000%, due 12/15/49 (g)(h)                       175,000           0
                                                                          -----------
Transportation -- 0.0%
Holt Group, Inc. 9.750%, due 01/15/06 (f)(g)(h)                   100,000           0
                                                                          -----------
Total Domestic Bonds & Debt Securities (Cost $71,940,785)                  72,607,383
                                                                          -----------

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                Shares/Par
Security Description                                                              Amount        Value
---------------------------------------------------------------------------------------------------------
Common Stocks -- 0.3%

Chemicals -- 0.1%
General Chemical Industrial Products, Inc. (g)(h)                                        45 $     43,112
                                                                                            ------------
Containers & Packaging -- 0.0%
Russell-Stanley Holdings, Inc. (144A) * (b)(g)(h)                                     2,000            0
                                                                                            ------------
Food & Drug Retailing -- 0.1%
B&G Food, Inc.                                                                        5,715      108,299
                                                                                            ------------
Telecommunication Services - Diversified -- 0.1%
NTL, Inc.                                                                             1,775       45,138
Viatel Holding Bermuda, Ltd. *                                                        1,237            3
                                                                                            ------------
                                                                                                  45,141
                                                                                            ------------
Total Common Stocks (Cost $588,225)                                                              196,552
                                                                                            ------------
Preferred Stock -- 0.3%
Retail - Specialty -- 0.3%
GNC Corp. Series A 12.000% (e)
  (Cost -- $201,200)                                                                    200      220,500
                                                                                            ------------
Warrants -- 0.1%
Chemicals -- 0.0%
General Chemical Industrial Products, Inc., Series A expires 04/30/11 * (g)(h)           26       19,828
General Chemical Industrial Products, Inc., Series B expires 04/30/11 * (g)(h)           19       11,058
                                                                                            ------------
                                                                                                  30,886
                                                                                            ------------
Commercial Services & Supplies -- 0.0%
MDP Acquisitions PLC Corp. * (144A) (b)(h)                                              100        1,550
                                                                                            ------------
Containers & Packaging -- 0.0%
Pliant Corp. expires 06/01/11 * (144A) (b)(g)(h)                                        100            1
                                                                                            ------------
Leisure Equipment & Products -- 0.0%
AMF Bowling Worldwide, Inc. expires 03/09/09 *(g)(h)                                    901            0
                                                                                            ------------
Media -- 0.0%
Advanstar Holdings Corp. expires 10/15/11 * (144A) (b)(h)                                75            1
XM Satellite Radio Holdings, Inc. - Class A expires 03/15/10*                           125          812
                                                                                            ------------
                                                                                                     813
                                                                                            ------------
Metals & Mining -- 0.1%
ACP Holding Co. expires 09/30/13 (144A)*(b)(h)                                       30,652       49,810
                                                                                            ------------
Total Warrants (Cost $105,554)                                                                    83,060
                                                                                            ------------
Short-Term Investment -- 19.4%
State Street Bank & Trust Co., Repurchase Agreement dated 09/29/06 at 3.400%
  to be repurchased at $14,950,235 on 10/02/06 collateralized by $15,020,000
  FHLMC 6.080% due 07/26/13 with a value of $15,245,300.
  (Cost -- $14,946,000)                                                        $ 14,946,000   14,946,000
                                                                                            ------------
TOTAL INVESTMENTS -- 114.3% (Cost $87,781,764#)                                               88,053,495
                                                                                            ------------
Other Assets and Liabilities (net) -- (14.3)%                                                (10,954,308)
                                                                                            ------------
TOTAL NET ASSETS -- 100.0%                                                                  $ 77,099,187
                                                                                            ============

Portfolio Footnotes
*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,804,122 and $1,532,391 respectively, resulting in a net unrealized appreciation of $271,731.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

Met Investors Series Trust
BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate 0.07% of net assets.
(c) Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d) Variable or floating rate security. The stated rate represents the rate at September 30, 2006.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Security is in default.
(g) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(h) Illiquid securities representing in the aggregate 0.17% of net assets.

FHLMC - Federal Home Loan Mortgage Corporation

The following table summarizes the portfolio composition of the Portfolio's holdings at September 30,2006 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                             Percent of
Portfolio Composition by Credit Quality      Portfolio
--------------------------------------------------------
BBB                                                1.49%
BB                                                25.19
B                                                 53.98
Below B                                           18.95
Equities/Other                                     0.39
                                              ---------
Total :                                          100.00%
                                              =========

Met Investors Series Trust
Dreman Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares     Value
-------------------------------------------------------------------------
Common Stocks -- 94.6%

Aerospace & Defense -- 5.0%
Aeroflex, Inc. *                                       51,000 $   524,280
BE Aerospace, Inc. *                                   26,400     556,776
Curtiss-Wright Corp.                                   15,600     473,460
DRS Technologies, Inc.                                 15,000     655,050
EDO Corp.                                              23,100     528,528
                                                              -----------
                                                                2,738,094
                                                              -----------
Air Freight & Logistics -- 0.9%
ABX Air, Inc. *                                        92,700     520,974
                                                              -----------
Banks -- 3.6%
BankUnited Financial Corp. - Class A                   25,900     675,213
Beverly Hills Bancorp, Inc.                            65,800     536,928
Sterling Financial Corp. of Spokane                     3,500     113,505
UCBH Holdings, Inc.                                    36,000     628,560
                                                              -----------
                                                                1,954,206
                                                              -----------
Biotechnology -- 0.6%
Charles River Laboratories International, Inc. *        8,250     358,133
                                                              -----------
Chemicals -- 1.4%
Agrium, Inc.                                           28,600     771,914
                                                              -----------
Commercial Services & Supplies -- 5.0%
Aleris International, Inc. *                            7,800     394,212
HMS Holdings Corp. *                                   73,250     924,415
Hypercom Corp. *                                       80,600     546,468
Nobel Learning Communities, Inc. *                      4,600      47,380
Pediatrix Medical Group, Inc. *                        10,600     483,360
WCA Waste Corp. *                                      62,100     349,623
                                                              -----------
                                                                2,745,458
                                                              -----------
Communications Equipment & Services -- 3.5%
Black Box Corp.                                        17,500     681,100
CommScope, Inc. *                                      37,600   1,235,536
                                                              -----------
                                                                1,916,636
                                                              -----------
Construction & Engineering -- 6.0%
Chicago Bridge & Iron Co. N.V.                         16,100     387,366
Foster Wheeler, Ltd. *                                 21,900     845,121
Insituform Technologies, Inc. *                        27,600     670,128
Sterling Construction Co., Inc. *                      35,400     710,124
Washington Group International, Inc.                   11,800     694,548
                                                              -----------
                                                                3,307,287
                                                              -----------
Construction Materials -- 0.7%
EMCOR Group, Inc. *                                     7,100     389,364
                                                              -----------
Electric Utilities -- 4.0%
Dynegy, Inc. *                                        107,400     594,996
NGP Capital Resources Co.                              26,900     392,471
Pike Electric Corp. *                                  22,400     333,760
Westar Energy, Inc.                                     9,700     228,047
WPS Resources Corp.                                    12,900     640,227
                                                              -----------
                                                                2,189,501
                                                              -----------
Electrical Equipment & Services -- 2.4%
General Cable Corp. *                                  24,400     932,324
Regal-Beloit Corp.                                      8,600     374,100
                                                              -----------
                                                                1,306,424
                                                              -----------
Electronic Equipment & Instruments -- 3.5%
Anixter International, Inc.                            14,800     835,756

Met Investors Series Trust
Dreman Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares     Value
--------------------------------------------------------------------
Exar Corp. *                                      44,500 $   591,405
ScanSource, Inc. *                                16,800     509,544
                                                         -----------
                                                           1,936,705
                                                         -----------
Energy Equipment & Services -- 2.1%
Mirant Corp. *                                    10,000     273,100
Mitcham Industries, Inc. *                        52,400     553,868
Oil States International, Inc. *                  12,300     338,250
                                                         -----------
                                                           1,165,218
                                                         -----------
Financial - Diversified -- 4.3%
Apollo Investment Corp.                           21,800     447,118
BISYS Group, Inc. (The) *                         35,300     383,358
MCG Capital Corp.                                 22,300     364,159
Prospect Energy Corp.                             24,200     376,068
Tortoise Energy Capital Corp.                     16,000     384,000
Tortoise Energy Infrastructure Corp.              13,800     436,080
                                                         -----------
                                                           2,390,783
                                                         -----------
Food Products -- 0.4%
Ralcorp Holdings, Inc. *                           4,900     236,327
                                                         -----------
Food Retailers -- 0.8%
Nash Finch Co.                                    17,600     414,128
                                                         -----------
Health Care Equipment & Supplies -- 2.8%
Cooper Cos., Inc. (The)                           15,500     829,250
Kinetic Concepts, Inc. *                          11,900     374,374
PerkinElmer, Inc.                                 19,050     360,616
                                                         -----------
                                                           1,564,240
                                                         -----------
Health Care Providers & Services -- 5.5%
Centene Corp. *                                   32,300     531,012
Healthspring, Inc. *                              44,600     858,550
Inyx, Inc. *                                     207,600     523,152
LifePoint Hospitals, Inc. *                       17,800     628,696
Option Care, Inc.                                 36,600     490,074
                                                         -----------
                                                           3,031,484
                                                         -----------
Hotels, Restaurants & Leisure -- 3.6%
Century Casinos, Inc. *                           63,800     634,172
Lakes Entertainment, Inc. *                       49,300     476,238
Penn National Gaming, Inc. *                      18,300     668,316
Pinnacle Entertainment, Inc. *                     7,600     213,712
                                                         -----------
                                                           1,992,438
                                                         -----------
Household Products -- 0.9%
Church & Dwight, Inc.                             12,700     496,697
                                                         -----------
Industrial - Diversified -- 1.1%
Shaw Group, Inc. (The) *                          25,400     600,456
                                                         -----------
Insurance -- 5.1%
Arch Capital Group, Ltd. *                        11,200     711,088
Endurance Specialty Holdings, Ltd.                22,800     803,928
Odyssey Re Holdings Corp.                         23,200     783,696
Platinum Underwriters Holdings, Ltd.              12,000     369,960
Safety Insurance Group, Inc.                       2,450     119,217
                                                         -----------
                                                           2,787,889
                                                         -----------
Internet Software & Services -- 1.2%
Corillian Corp. *                                186,400     510,736
United Online, Inc.                               11,000     133,980
                                                         -----------
                                                             644,716
                                                         -----------

Met Investors Series Trust
Dreman Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares     Value
--------------------------------------------------------------------------
Machinery -- 2.8%
AGCO Corp. *                                           23,500 $    595,725
Terex Corp. *                                           6,800      307,496
Watts Water Technologies, Inc. - Class A               20,900      663,784
                                                              ------------
                                                                 1,567,005
                                                              ------------
Metals & Mining -- 5.0%
Cameco Corp.                                           11,600      424,212
Century Aluminum Co. *                                  8,900      299,485
Northern Orion Resources, Inc. *                       61,900      241,410
Oregon Steel Mills, Inc. *                              9,900      483,813
RTI International Metals, Inc. *                       14,000      610,120
Uranium Resources, Inc. *                             184,400      543,980
Yamana Gold, Inc.                                      15,200      140,600
                                                              ------------
                                                                 2,743,620
                                                              ------------
Oil & Gas -- 7.2%
Atwood Oceanics, Inc. *                                16,700      750,999
Delta Petroleum Corp. *                                17,400      391,848
Helix Energy Solutions Group, Inc. *                   13,600      454,240
McMoRan Exploration Co. *                              23,900      423,986
Parallel Petroleum Corp. *                             15,200      304,912
Petrohawk Energy Corp. *                               50,700      526,266
Superior Energy Services, Inc. *                       23,600      619,736
Teton Energy Corp. *                                   40,600      196,910
Willbros Group, Inc. *                                 18,200      284,284
                                                              ------------
                                                                 3,953,181
                                                              ------------
Pharmaceuticals -- 0.6%
Par Pharmaceutical Cos., Inc. *                        18,350      334,704
                                                              ------------
Real Estate -- 9.4%
Annaly Mortgage Management, Inc. (REIT)                52,300      687,222
CBRE Realty Finance, Inc. (REIT)                       46,000      701,500
Fieldstone Investment Corp. (REIT)                     28,400      247,932
GMH Communities Trust (REIT)                            9,100      114,842
JER Investors Trust, Inc. (REIT)                       38,000      652,080
KKR Financial Corp. (REIT)                             37,400      917,796
MFA Mortgage Investments, Inc. (REIT)                  82,100      611,645
Newcastle Investment Corp. (REIT)                      23,600      646,876
Novastar Financial, Inc. (REIT)                        19,400      566,286
                                                              ------------
                                                                 5,146,179
                                                              ------------
Retail - Multiline -- 1.3%
Bon-Ton Stores, Inc., (The)                            12,700      377,698
Stein Mart, Inc.                                       21,400      325,494
                                                              ------------
                                                                   703,192
                                                              ------------
Semiconductor Equipment & Products -- 1.1%
Cypress Semiconductor Corp. *                          32,600      579,302
                                                              ------------
Software -- 1.4%
Applix, Inc. *                                         48,700      438,787
Lawson Software, Inc. *                                47,100      341,475
                                                              ------------
                                                                   780,262
                                                              ------------
Steel -- 0.2%
Insteel Industries, Inc.                                5,600      111,272
                                                              ------------
Telecommunication Services - Diversified -- 0.8%
Fairpoint Communications, Inc.                         23,900      415,860
                                                              ------------
Transportation -- 0.4%
Old Dominion Freight Line, Inc. *                       7,600      228,228
                                                              ------------
Total Common Stocks (Cost $52,469,268)                          52,021,877
                                                              ------------

Met Investors Series Trust
Dreman Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                              Par
Security Description                                         Amount        Value
------------------------------------------------------------------------------------
Short-Term Investment -- 7.4%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 2.550% to be repurchased at $4,065,864
  on 10/02/06 collateralized by $4,090,000 FHLMC at
  6.080% due 07/26/13 with a value of $4,151,350.
  2.550%, due 10/02/06
  (Cost -- $4,065,000)                                     $ 4,065,000    4,065,000
                                                                       ------------
TOTAL INVESTMENTS -- 102.0% (Cost $56,534,268#)                          56,086,877
                                                                       ------------
Other Assets and Liabilities (net) -- (2.0)%                             (1,083,667)
                                                                       ------------
TOTAL NET ASSETS -- 100.0%                                             $ 55,003,210
                                                                       ============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $2,396,376 and $2,843,766 respectively, resulting in a net unrealized deppreciation of $447,390.
FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

Met Investors Series Trust
Cyclical Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                  Shares/
Security Description                                             Par Amount      Value
------------------------------------------------------------------------------------------
Investment Company Securities -- 97.8%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund (a)          158,739 $   8,997,327
iShares Dow Jones U.S. Consumer Services Sector Index Fund (a)        24,909     1,557,560
iShares Dow Jones U.S. Energy Sector Index Fund                        3,500       324,345
iShares Dow Jones U.S. Financial Sector Index Fund (a)                58,264     6,467,304
iShares Dow Jones U.S. Healthcare Sector Index Fund (a)              235,757    15,446,799
iShares Dow Jones U.S. Industrial Sector Index Fund (a)              104,909     6,439,314
iShares Dow Jones U.S. Technology Sector Index Fund (a)               77,557     3,982,552
iShares Dow Jones U.S. Telecommunications Sector Index Fund (a)      149,818     4,146,962
iShares Dow Jones U.S. Utilities Sector Index Fund (a)                24,713     2,048,213
iShares GS $ InvesTop Corporate Bond Fund (a)                         39,741     4,245,531
iShares Lehman 1-3 Year Treasury Bond Fund (a)                        25,600     2,056,704
iShares MSCI EAFE Index Fund                                         318,235    21,560,421
iShares S&P 500 Index Fund                                           366,557    49,026,999
iShares S&P MidCap 400 Index Fund (a)                                424,628    31,987,227
SPDR Trust Series 1 (a)                                              248,000    33,127,840
Vanguard Consumer Discretionary VIPERs                                20,755     1,150,450
Vanguard Consumer Staples VIPERs                                      58,386     3,626,938
Vanguard Energy VIPERs (a)                                            65,167     5,075,858
Vanguard Financials VIPERs                                            44,082     2,711,043
Vanguard Industrials VIPERs (a)                                       24,945     1,542,599
Vanguard Information Technology Index ETF (a)                         92,023     4,558,819
                                                                             -------------
Total Investment Company Securities (Cost $200,693,250)                        210,080,805
                                                                             -------------
Short - Term Investments -- 1.9%
Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio $   258,961       258,961
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 2.550% to be repurchased at $3,882,825
  on 10/02/06 collateralized by $4,025,000 FHLMC at
  3.875% due 08/22/08 with a value of $3,962,415.                  3,882,000     3,882,000
                                                                             -------------
Total Short - Term Investments (Cost $4,140,961)                                 4,140,961
                                                                             -------------
TOTAL INVESTMENTS -- 99.7% (Cost $204,834,211#)                                214,221,766
                                                                             -------------
Other Assets and Liabilities (net) -- 0.3%                                         548,011
                                                                             -------------
TOTAL NET ASSETS -- 100.0%                                                   $ 214,769,777
                                                                             =============

Portfolio Footnotes
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $9,964,705 and $577,150 respectively, resulting in a net unrealized appreciation of $9,387,555.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $52,398,324 and the collateral received consisted of cash in the amount of $53,544,819.
FHLMC - Federal Home Loan Mortgage Corporation.

Met Investors Series Trust
Cyclical Growth and Income ETF Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                  Shares/
Security Description                                             Par Amount      Value
-------------------------------------------------------------------------------------------
Investment Company Securities -- 97.8%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund (a)          144,571 $   8,194,284
iShares Dow Jones U.S. Consumer Services Sector Index Fund (a)        47,103     2,945,351
iShares Dow Jones U.S. Energy Sector Index Fund                        7,200       667,224
iShares Dow Jones U.S. Financial Sector Index Fund (a)                73,078     8,111,658
iShares Dow Jones U.S. Healthcare Sector Index Fund (a)              218,692    14,328,700
iShares Dow Jones U.S. Industrial Sector Index Fund (a)               98,077     6,019,966
iShares Dow Jones U.S. Technology Sector Index Fund (a)              108,664     5,579,896
iShares Dow Jones U.S. Telecommunications Sector Index Fund (a)      144,740     4,006,403
iShares Dow Jones U.S. Utilities Sector Index Fund                    27,455     2,275,470
iShares GS $ InvesTop Corporate Bond Fund (a)                        191,505    20,458,479
iShares Lehman 1-3 Year Treasury Bond Fund (a)                       120,489     9,680,086
iShares Lehman 7-10 Year Treasury Bond Fund (a)                       67,500     5,607,900
iShares MSCI EAFE Index Fund                                         142,612     9,661,963
iShares S&P 500 Index Fund                                           327,935    43,861,306
iShares S&P MidCap 400 Index Fund (a)                                251,033    18,910,316
SPDR Trust Series 1 (a)                                               34,200     4,568,436
Vanguard Consumer Discretionary VIPERs                                21,755     1,205,880
Vanguard Consumer Staples VIPERs                                      59,265     3,681,542
Vanguard Energy VIPERs (a)                                            74,350     5,791,122
Vanguard Financials VIPERs                                            52,782     3,246,093
Vanguard Industrials VIPERs (a)                                       44,445     2,748,479
Vanguard Information Technology Index ETF                             84,123     4,167,454
                                                                             -------------
Total Investment Company Securities (Cost $178,802,704)                        185,718,008
                                                                             -------------
Short - Term Investments -- 2.4%
Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio $   140,539       140,539
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 2.550% to be repurchased at $4,427,941
  on 10/02/06 collateralized by $4,600,000 FHLB at 3.750%
  due 08/15/08 with a value of $4,516,147.                         4,427,000     4,427,000
                                                                             -------------
Total Short - Term Investments (Cost $4,567,539)                                 4,567,539
                                                                             -------------
TOTAL INVESTMENTS -- 100.2% (Cost $183,370,243#)                               190,285,547
                                                                             -------------
Other Assets and Liabilities (net) -- (0.2)%                                      (330,897)
                                                                             -------------
TOTAL NET ASSETS -- 100.0%                                                   $ 189,954,650
                                                                             =============

Portfolio Footnotes
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,643,949 and $728,645 respectively, resulting in a net unrealized appreciation of $6,915,304.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $46,973,552 and the collateral received consisted of cash in the amount of $47,967,311.
FHLB - Federal Home Loan Bank

Met Investors Series Trust
Goldman Sachs Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares      Value
-----------------------------------------------------------------------
Common Stocks -- 95.0%
Aerospace & Defense -- 1.9%
Alliant Techsystems, Inc. *(a)                      45,841 $  3,715,871
Rockwell Collins, Inc. (a)                          74,508    4,086,019
                                                           ------------
                                                              7,801,890
                                                           ------------
Automobiles -- 1.0%
Autoliv, Inc.                                       71,898    3,962,299
                                                           ------------
Banks -- 7.2%
City National Corp.                                 42,664    2,861,048
Commerce Bancshares, Inc. (a)                       29,914    1,512,751
Hudson City Bancorp, Inc.                          274,560    3,637,920
Keycorp                                            203,513    7,619,527
M&T Bank Corp.                                      33,125    3,973,675
Northern Trust Corp.                                80,380    4,696,603
Zions Bancorporation                                70,051    5,590,770
                                                           ------------
                                                             29,892,294
                                                           ------------
Beverages -- 0.3%
Pepsi Bottling Group, Inc.                          35,031    1,243,601
                                                           ------------
Biotechnology -- 1.5%
Charles River Laboratories International, Inc. *   144,036    6,252,603
                                                           ------------
Commercial Services & Supplies -- 2.0%
Allied Waste Industries, Inc. *                    444,887    5,013,876
Republic Services, Inc.                             81,695    3,284,956
                                                           ------------
                                                              8,298,832
                                                           ------------
Communications Equipment & Services -- 0.8%
American Standard Cos., Inc.                        77,202    3,240,168
                                                           ------------
Computers & Peripherals -- 1.6%
Seagate Technology *(a)                            211,174    4,876,008
Zebra Technologies Corp. - Class A *                50,918    1,819,809
                                                           ------------
                                                              6,695,817
                                                           ------------
Electric Utilities -- 12.6%
CMS Energy Corp. *                                  82,062    1,184,975
DPL, Inc. (a)                                      226,495    6,142,545
Edison International                               194,499    8,098,938
Entergy Corp.                                      147,345   11,526,799
FirstEnergy Corp.                                   48,856    2,729,096
Northeast Utilities                                 82,658    1,923,452
PG&E Corp.                                         216,105    9,000,773
PPL Corp.                                          244,491    8,043,754
Sierra Pacific Resources *                          19,812      284,104
Wisconsin Energy Corp.                              79,940    3,448,612
                                                           ------------
                                                             52,383,048
                                                           ------------
Electrical Equipment & Services -- 3.1%
Amphenol Corp. - Class A                            86,623    5,364,562
Arrow Electronics, Inc. *                           87,820    2,408,903
Cooper Industries, Ltd. - Class A                   59,114    5,037,695
                                                           ------------
                                                             12,811,160
                                                           ------------
Financial - Diversified -- 2.2%
American Capital Strategies, Ltd. (a)               47,415    1,871,470
Bear Stearns Cos., Inc.                             45,036    6,309,544
E*TRADE Financial Corp. *                           46,445    1,110,964
                                                           ------------
                                                              9,291,978
                                                           ------------

Met Investors Series Trust
Goldman Sachs Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                      Shares       Value
----------------------------------------------------------------
Financial Services -- 2.5%
CIT Group, Inc.                            150,387 $   7,313,320
Eaton Vance Corp.                          108,318     3,126,057
                                                   -------------
                                                      10,439,377
                                                   -------------
Food & Drug Retailing -- 0.9%
Safeway, Inc.                              120,453     3,655,749
                                                   -------------
Food Products -- 0.9%
Smithfield Foods, Inc. *                   140,346     3,792,149
                                                   -------------
Health Care Equipment & Supplies -- 0.6%
PerkinElmer, Inc.                          134,871     2,553,108
                                                   -------------
Health Care Providers & Services -- 3.6%
Apria Healthcare Group, Inc. *             113,732     2,245,070
Coventry Health Care, Inc. *                68,610     3,534,787
Health Net, Inc. *                          90,921     3,956,882
IMS Health, Inc.                           194,980     5,194,267
                                                   -------------
                                                      14,931,006
                                                   -------------
Hotels, Restaurants & Leisure -- 1.9%
Harrah's Entertainment, Inc. (a)           121,332     8,060,085
                                                   -------------
Household Durables -- 3.0%
Lennar Corp. - Class A                     118,894     5,379,953
Newell Rubbermaid, Inc.                    245,287     6,946,528
                                                   -------------
                                                      12,326,481
                                                   -------------
Household Products -- 1.2%
Clorox Co.                                  81,145     5,112,135
                                                   -------------
Industrials -- 0.7%
Carlisle Cos., Inc.                         36,874     3,101,103
                                                   -------------
Insurance -- 8.3%
Ambac Financial Group, Inc.                120,345     9,958,549
Assurant, Inc.                              45,096     2,408,577
Everest Reinsurance Group, Ltd.             56,370     5,497,766
Lincoln National Corp.                      52,830     3,279,687
MGIC Investment Corp.                       16,490       988,905
PartnerRe, Ltd. (a)                         70,174     4,741,657
PMI Group, Inc. (The) (a)                   75,421     3,304,194
RenaissanceRe Holdings, Ltd. (a)            37,357     2,077,049
Torchmark Corp.                             36,818     2,323,584
                                                   -------------
                                                      34,579,968
                                                   -------------
IT Consulting & Services -- 1.3%
BearingPoint, Inc. *(a)                    487,883     3,834,761
Unisys Corp. *                             299,643     1,695,979
                                                   -------------
                                                       5,530,740
                                                   -------------
Media -- 1.6%
Dow Jones & Co., Inc. (a)                   86,042     2,885,849
Lamar Advertising Co. - Class A *(a)        68,226     3,643,950
                                                   -------------
                                                       6,529,799
                                                   -------------
Metals & Mining -- 0.7%
Commercial Metals Co.                      148,399     3,016,952
                                                   -------------
Oil & Gas -- 10.7%
AGL Resources, Inc.                        112,072     4,090,628
BJ Services Co.                            173,690     5,233,280
EOG Resources, Inc.                        129,475     8,422,349
Range Resources Corp.                      454,591    11,473,877
Ultra Petroleum Corp. *(a)                 165,781     7,975,724

Met Investors Series Trust
Goldman Sachs Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                          Shares        Value
--------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                       308,036 $    7,352,819
                                                                        --------------
                                                                            44,548,677
                                                                        --------------
Paper & Forest Products -- 0.7%
MeadWestvaco Corp.                                              113,469      3,008,063
                                                                        --------------
Paper & Packaging -- 0.9%
Packaging Corp. of America                                      159,055      3,690,076
                                                                        --------------
Pharmaceuticals -- 1.0%
MedImmune, Inc. *                                               134,806      3,937,683
                                                                        --------------
Real Estate -- 9.5%
Apartment Investment & Management Co. (REIT) - Class A          140,144      7,625,235
Brandywine Realty Trust (REIT)                                   48,244      1,570,342
Developers Diversified Realty Corp. (REIT)                       82,823      4,618,211
Equity Office Properties Trust (REIT)                           234,746      9,333,501
Equity Residential (REIT)                                        67,591      3,418,753
Healthcare Realty Trust, Inc. (REIT) (a)                         37,751      1,450,016
Home Properties, Inc. (REIT)                                     49,964      2,855,942
iStar Financial, Inc. (REIT)                                    103,946      4,334,548
Liberty Property Trust (REIT) (a)                                86,001      4,109,988
                                                                        --------------
                                                                            39,316,536
                                                                        --------------
Retail - Multiline -- 2.4%
J.C. Penney Co., Inc.                                           148,571     10,160,771
                                                                        --------------
Retail - Specialty -- 2.1%
Ross Stores, Inc.                                                69,816      1,774,025
SUPERVALU, Inc.                                                 156,717      4,646,659
Williams-Sonoma, Inc. (a)                                        64,960      2,104,054
                                                                        --------------
                                                                             8,524,738
                                                                        --------------
Semiconductor Equipment & Products -- 1.4%
Avnet, Inc. *                                                    94,328      1,850,715
National Semiconductor Corp.                                     62,450      1,469,449
Tessera Technologies, Inc. *(a)                                  76,262      2,652,392
                                                                        --------------
                                                                             5,972,556
                                                                        --------------
Software -- 1.8%
Activision, Inc. *                                              506,696      7,651,110
                                                                        --------------
Telecommunication Services - Diversified -- 0.9%
Embarq Corp.                                                     74,903      3,623,058
                                                                        --------------
Tobacco -- 0.2%
Reynolds American, Inc. (a)                                      15,628        968,467
                                                                        --------------
Transportation -- 2.0%
Norfolk Southern Corp.                                          136,523      6,013,838
Swift Transportation Co., Inc. *(a)                              96,733      2,294,507
                                                                        --------------
                                                                             8,308,345
                                                                        --------------
Total Common Stocks (Cost $366,892,592)                                    395,212,422
                                                                        --------------
                                                               Par
Security Description                                          Amount        Value
--------------------------------------------------------------------------------------
Short-Term Investment -- 5.1%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 09/29/06 at 3.40% to be repurchased at $20,949,934
  on 10/02/06 collateralized by $21,760,000 FHLB at 3.75%
  due 08/15/08 with a value of $21,363,337.
  (Cost -- $20,944,000)                                    $ 20,944,000     20,944,000
                                                                        --------------

Met Investors Series Trust
Goldman Sachs Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                   Par
Security Description                              Amount     Value
-----------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1% (Cost $387,836,592#)         $ 416,156,422
                                                         -------------
Other Assets and Liabilities (net) -- (0.1)%                  (277,481)
                                                         -------------
TOTAL NET ASSETS -- 100.0%                               $ 415,878,941
                                                         =============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $36,470,360 and $8,150,530 respectively, resulting in a net unrealized appreciation of $28,319,830.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $60,324,663 and the collateral received consisted of cash in the amount of $61,789,671.
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

Met Investors Series Trust
Harris Oakmark International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                            Shares      Value
-------------------------------------------------------------------------------------
Common Stocks -- 96.5%

Australia -- 1.8%
Australia and New Zealand Banking Group, Ltd. (a)              1,048,000 $ 20,945,386
National Australia Bank, Ltd.                                    259,757    7,128,282
Telstra Corp., Ltd. (a)                                        1,740,014    4,814,023
                                                                         ------------
                                                                           32,887,691
                                                                         ------------
France -- 7.3%
BNP Paribas (a)                                                   98,200   10,557,781
Compagnie Generale des Establissements Michelin - Class B (a)    365,000   26,730,546
Neopost S.A. (a)                                                  70,100    8,372,842
Publicis Groupe (a)                                              805,000   31,691,621
Sanofi-Aventis (a)                                               118,035   10,503,167
Societe Television Francaise 1 (a)                               243,000    7,757,488
Total S.A.                                                       113,632    7,491,757
Vivendi (a)                                                      802,200   28,877,295
                                                                         ------------
                                                                          131,982,497
                                                                         ------------
Germany -- 10.8%
Bayerische Motoren Werke (BMW) AG (a)                          1,064,800   57,003,237
DaimlerChrysler AG (a)                                         1,255,000   62,686,971
Hannover Rueckversicherung AG *(a)                               732,500   30,809,243
Henkel KGaA (a)                                                  186,000   23,015,783
Metro AG (a)                                                     364,500   21,292,412
                                                                         ------------
                                                                          194,807,646
                                                                         ------------
Hong Kong -- 0.8%
Giordano International, Ltd. (a)                              28,034,000   13,616,876
                                                                         ------------
Ireland -- 2.5%
Bank of Ireland                                                2,351,000   45,925,339
                                                                         ------------
Israel -- 0.3%
Orbotech, Ltd. *                                                 265,000    6,280,500
                                                                         ------------
Italy -- 0.5%
Bulgari S.p.A. (a)                                               737,000    9,376,251
                                                                         ------------
Japan -- 12.3%
Daiwa Securities Group, Inc. (a)                               3,348,000   39,289,566
Honda Motor Co., Ltd. (a)                                      1,035,600   34,972,523
Kao Corp. (a)                                                    295,000    7,868,810
KDDI Corp. (a)                                                     1,433    8,962,658
Meitec Corp. (a)                                                 432,800   13,297,725
NTT DoCoMo, Inc. (a)                                              22,650   34,940,894
Rohm Co., Ltd. (a)                                               433,500   40,395,875
Takeda Pharmaceutical Co., Ltd. (a)                              370,500   23,177,923
Uni-Charm Corp. (a)                                              365,000   20,346,658
                                                                         ------------
                                                                          223,252,632
                                                                         ------------
Mexico -- 0.6%
Grupo Televisa S.A. (ADR)                                        515,900   10,968,034
                                                                         ------------
Netherlands -- 4.2%
Akzo Nobel N.V. (a)                                              511,000   31,454,007
Koninklijke (Royal) Philips Electronics N.V.                   1,253,000   43,868,957
                                                                         ------------
                                                                           75,322,964
                                                                         ------------
Singapore -- 1.1%
United Overseas Bank, Ltd.                                     1,914,400   19,632,097
UOL Group, Ltd. *                                                126,040      277,282
                                                                         ------------
                                                                           19,909,379
                                                                         ------------

Met Investors Series Trust
Harris Oakmark International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                           Shares         Value
-----------------------------------------------------------------------------------------
South Korea -- 4.1%
Lotte Chilsung Beverage Co., Ltd.                                 16,930 $    22,906,134
SK Telecom Co., Ltd.                                             221,752      47,302,720
SK Telecom Co., Ltd. (ADR)                                       167,200       3,950,936
                                                                         ---------------
                                                                              74,159,790
                                                                         ---------------
Spain -- 1.3%
Gestevision Telecinco S.A. (a)                                   932,000      23,742,431
                                                                         ---------------
Switzerland -- 19.6%
Adecco S.A. (a)                                                  894,700      54,031,408
Credit Suisse Group                                              812,800      46,969,387
Givaudan S.A.                                                     34,150      27,318,207
Lonza Group AG                                                   281,300      19,464,931
Nestle S.A.                                                      134,500      46,870,973
Novartis AG                                                      788,000      45,962,573
Swatch Group AG (a)                                              914,200      35,421,569
Syngenta AG *                                                    142,200      21,436,606
UBS AG                                                           948,000      56,630,786
                                                                         ---------------
                                                                             354,106,440
                                                                         ---------------
Taiwan -- 2.7%
Chinatrust Financial Holding Co., Ltd.                        66,603,614      49,644,747
                                                                         ---------------
United Kingdom -- 26.6%
British Sky Broadcasting Group Plc                             5,891,600      60,166,585
Cadbury Schweppes Plc                                          4,062,500      43,068,031
Compass Group Plc                                              7,917,000      39,722,991
Diageo Plc                                                     2,918,900      51,505,964
GlaxoSmithKline Plc                                            2,528,146      67,277,274
HBOS Plc                                                         400,701       7,920,042
Johnston Press Plc                                             3,338,000      25,406,267
Lloyds TSB Group Plc                                           3,003,935      30,304,439
Michael Page International Plc                                   505,000       3,633,063
Royal Bank of Scotland Group Plc                                 168,399       5,789,669
Schroders Plc                                                     63,100       1,107,017
Signet Group Plc                                              25,205,300      52,262,047
Trinity Mirror Plc                                             3,317,000      29,511,098
Vodafone Group Plc                                            23,617,375      53,983,999
Willis Group Holdings, Ltd.                                      244,000       9,272,000
                                                                         ---------------
                                                                             480,930,486
                                                                         ---------------
Total Common Stocks (Cost $1,449,924,739)                                  1,746,913,703
                                                                         ---------------

                                                                Par
Security Description                                           Amount         Value
-----------------------------------------------------------------------------------------
Short-Term Investment -- 4.1%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 3.400% to be repurchased at $74,075,982
  on 10/02/06 collateralized by $75,125,000 FHLB at 4.125%
  due 04/18/08 with a value of $75,536,610.
  (Cost -- $74,055,000)                                     $ 74,055,000      74,055,000
                                                                         ---------------
TOTAL INVESTMENTS -- 100.6% (Cost $1,523,979,739#)                         1,820,968,703
                                                                         ---------------
Other Assets and Liabilities (net) -- (0.6)%                                 (10,091,576)
                                                                         ---------------
TOTAL NET ASSETS -- 100.0%                                               $ 1,810,877,127
                                                                         ===============

Portfolio Footnotes:
# Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes are, $317,725,485 and $20,736,521 respectively, resulting in a net unrealized appreciation of $296,988,964.
*   Non-income producing security
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $342,275,422 and the collateral received consisted of cash in the amount of $360,254,079.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

Summary of Total Foreign Securities by Industry Classification 09/30/2006

                                                 Value    Percent of
Industry                                         (000)    Net Assets
---------------------------------------------------------------------
Automobiles                                   $   154,664        8.5%
Banks                                             174,228        9.6
Beverages                                          51,506        2.8
Biotechnology                                      19,465        1.1
Chemicals                                          80,209        4.4
Commercial Services & Supplies                     57,664        3.2
Electronic Equipment & Instruments                 46,676        2.6
Financial - Diversified                           167,618        9.3
Food & Drug Retailing                              22,906        1.3
Food Products                                      89,939        5.0
Hotels, Restaurants & Leisure                      39,723        2.2
Household Durables                                 43,869        2.4
Household Products                                 51,231        2.8
Insurance                                          40,081        2.2
Media                                             218,121       12.0
Office Furnishing & Supplies                        8,373        0.5
Oil & Gas                                          34,222        1.9
Pharmaceuticals                                   146,921        8.1
Real Estate                                           277        0.0*
Retail - Multiline                                 21,292        1.2
Retail - Specialty                                101,300        5.6
Software                                           13,298        0.7
Telecommunication Services - Diversified            4,814        0.3
Telecommunication Services - Wireless             149,141        8.2
Textiles, Apparel & Luxury Goods                    9,376        0.5
                                              ----------- ----------
                                              $ 1,746,914       96.5%
                                              =========== ==========

* Percentage is less than 0.1%

Met Investors Series Trust
Janus Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                        Shares     Value
---------------------------------------------------------------
Common Stocks -- 86.5%
Aerospace & Defense -- 1.3%
Boeing Co. (The)                            135,730 $10,702,311
                                                    -----------
Automobiles -- 2.6%
Bayerische Motoren Werke (BMW) AG           143,529   7,683,713
CarMax, Inc. *                              194,210   8,100,499
Nissan Motor Co., Ltd.                      494,400   5,558,595
                                                    -----------
                                                     21,342,807
                                                    -----------
Banks -- 1.3%
Commerce Bancorp, Inc.                      280,365  10,292,199
                                                    -----------
Chemicals -- 1.7%
Potash Corp. of Saskatchewan, Inc.          130,395  13,585,855
                                                    -----------
Commercial Services & Supplies -- 2.1%
Ceridian Corp. *                            472,585  10,567,001
Park24 Co., Ltd.                            201,000   6,637,175
                                                    -----------
                                                     17,204,176
                                                    -----------
Communications Equipment & Services -- 2.3%
QUALCOMM, Inc.                              526,565  19,140,638
                                                    -----------
Computers & Peripherals -- 4.2%
Apple Computer, Inc. *                      344,950  26,571,498
EMC Corp. *                                 609,305   7,299,474
                                                    -----------
                                                     33,870,972
                                                    -----------
Electronic Equipment & Instruments -- 0.6%
Trimble Navigation, Ltd. *                  105,250   4,955,170
                                                    -----------
Financial - Diversified -- 10.2%
American Express Co.                        143,165   8,028,693
Chicago Merchantile Exchange Holdings, Inc.  31,275  14,957,269
Goldman Sachs Group, Inc. (The)              56,820   9,612,240
Merrill Lynch & Co., Inc.                   127,965  10,009,422
Moody's Corp.                               137,935   9,018,190
optionsXpress Holdings, Inc.                221,755   6,182,529
SLM Corp.                                   287,510  14,944,770
UBS AG                                      174,402  10,418,273
                                                    -----------
                                                     83,171,386
                                                    -----------
Financial Services -- 2.9%
Credit Saison Co., Ltd.                     197,800   8,371,271
Mitsubishi UFJ Securities Co., Ltd.         416,000   5,241,868
Mizuho Financial Group, Inc.                  1,266   9,809,216
                                                    -----------
                                                     23,422,355
                                                    -----------
Food & Drug Retailing -- 4.7%
Sysco Corp.                                 470,800  15,748,260
Whole Foods Market, Inc.                    373,450  22,194,134
                                                    -----------
                                                     37,942,394
                                                    -----------
Health Care Equipment & Supplies -- 8.0%
Dade Behring Holdings, Inc.                 249,663  10,026,466
Intuitive Surgical, Inc. *                   81,380   8,581,521
Synthes, Inc.                               197,234  21,937,682
Varian Medical Systems, Inc. *              463,515  24,747,066
                                                    -----------
                                                     65,292,735
                                                    -----------
Health Care Providers & Services -- 2.4%
Coventry Health Care, Inc. *                376,097  19,376,517
                                                    -----------

Met Investors Series Trust
Janus Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares      Value
-----------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 4.2%
Four Seasons Hotels, Inc.                          118,985 $  7,597,192
Harrah's Entertainment, Inc.                       241,645   16,052,478
Scientific Games Corp. - Class A *                 337,920   10,745,856
                                                           ------------
                                                             34,395,526
                                                           ------------
Household Products -- 0.8%
Reckitt Benckiser Plc                              157,701    6,529,197
                                                           ------------
Internet Software & Services -- 4.8%
Google, Inc. - Class A *                            24,560    9,870,664
Yahoo!, Inc. *                                   1,165,190   29,456,003
                                                           ------------
                                                             39,326,667
                                                           ------------
Media -- 4.3%
Comcast Corp. - Class A *                          381,345   14,037,309
Lamar Advertising Co. - Class A *                  388,680   20,759,399
                                                           ------------
                                                             34,796,708
                                                           ------------
Oil & Gas -- 2.5%
EnCana Corp.                                       149,060    6,959,611
EOG Resources, Inc.                                 81,695    5,314,260
Valero Energy Corp.                                163,970    8,439,536
                                                           ------------
                                                             20,713,407
                                                           ------------
Pharmaceuticals -- 12.8%
Celgene Corp. *                                    808,750   35,018,875
Merck & Co., Inc.                                  274,575   11,504,693
Roche Holding AG                                   230,512   39,876,051
Teva Pharmaceutical Industries, Ltd. (ADR)         352,205   12,006,668
United Therapeutics Corp. *                        110,415    5,801,204
                                                           ------------
                                                            104,207,491
                                                           ------------
Retail - Specialty -- 3.0%
Abercrombie & Fitch Co. - Class A                  177,290   12,318,109
Nordstrom, Inc.                                    287,795   12,173,729
                                                           ------------
                                                             24,491,838
                                                           ------------
Semiconductor Equipment & Products -- 0.5%
Cypress Semiconductor Corp. *                      253,250    4,500,253
                                                           ------------
Software -- 4.8%
Adobe Systems, Inc. *                              310,240   11,618,488
Electronic Arts, Inc. *                            191,465   10,660,771
NAVTEQ Corp. *                                     410,855   10,727,424
SAP AG (ADR)                                       119,030    5,891,985
                                                           ------------
                                                             38,898,668
                                                           ------------
Telecommunication Services - Diversified -- 2.7%
Amdocs, Ltd. *                                     489,495   19,384,002
Time Warner Telecom, Inc. - Class A *              156,720    2,979,247
                                                           ------------
                                                             22,363,249
                                                           ------------
Telecommunication Services - Wireless -- 1.4%
Crown Castle International Corp. *                 319,150   11,246,846
                                                           ------------
Transportation -- 0.4%
C.H. Robinson Worldwide, Inc.                       82,390    3,672,946
                                                           ------------
Total Common Stocks (Cost $645,623,970)                     705,442,311
                                                           ------------
Investment Company Security -- 13.5%
SPDR Trust Series 1 (Cost -- $109,871,195)         822,500  109,869,550
                                                           ------------

Met Investors Series Trust
Janus Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                          Par
Security Description                                                     Amount         Value
--------------------------------------------------------------------------------------------------
Short-Term Investment -- 13.5%
State Street Bank & Trust Co., Repurchase Agreement dated 09/29/06 at
  3.400% to be repurchased at $110,212,218 on 10/02/06 collateralized by $111,775,000 FHLB at 4.128% due 04/18/08 with a value of
  $112,387,415.
  (Cost -- $110,181,000)                                              $ 110,181,000 $ 110,181,000
                                                                                    -------------
TOTAL INVESTMENTS -- 113.5% (Cost $865,676,165#)                                      925,492,861
                                                                                    -------------
Other Assets and Liabilities (net) -- (13.5)%                                        (109,970,446)
                                                                                    -------------
TOTAL NET ASSETS -- 100.0%                                                          $ 815,522,415
                                                                                    =============

Portfolio Footnotes:
# Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $86,267,611 and $ 26,450,915 respectively, resulting in a net unrealized appreciation of $59,816,696.
*   Non-income producing security.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

Met Investors Series Trust
Janus Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                          Shares        Value
----------------------------------------------------------------------
Common Stocks -- 98.0%

Banks -- 8.2%
Commerce Bancorp, Inc. (a)                      798,185 $   29,301,372
Wells Fargo & Co.                             1,418,440     51,319,159
                                                        --------------
                                                            80,620,531
                                                        --------------
Biotechnology -- 3.4%
Gilead Sciences, Inc. *                         478,270     32,857,149
                                                        --------------
Chemicals -- 5.3%
Monsanto Co.                                    327,470     15,394,365
Potash Corp. of Saskatchewan, Inc.              220,670     22,991,607
Syngenta AG *                                    87,469     13,185,925
                                                        --------------
                                                            51,571,897
                                                        --------------
Communications Equipment & Services -- 2.8%
QUALCOMM, Inc.                                  369,650     13,436,777
Research In Motion, Ltd. *                      139,515     14,322,610
                                                        --------------
                                                            27,759,387
                                                        --------------
Computers & Peripherals -- 9.0%
Apple Computer, Inc. *                          869,920     67,009,937
Sun Microsystems, Inc. *                      4,358,210     21,660,304
                                                        --------------
                                                            88,670,241
                                                        --------------
Electric Utilities -- 4.1%
AES Corp. *                                   1,979,315     40,358,233
                                                        --------------
Financial - Diversified -- 15.1%
American Express Co.                            851,205     47,735,577
Goldman Sachs Group, Inc. (The)                 200,940     33,993,020
KKR Private Equity Investment LP              1,733,757     36,842,336
Moody's Corp.                                   448,980     29,354,312
                                                        --------------
                                                           147,925,245
                                                        --------------
Food & Drug Retailing -- 2.2%
Whole Foods Market, Inc.                        361,355     21,475,328
                                                        --------------
Food Products -- 1.1%
Bunge, Ltd.                                     190,195     11,021,800
                                                        --------------
Hotels, Restaurants & Leisure -- 3.8%
Boyd Gaming Corp.                               268,025     10,302,881
Harrah's Entertainment, Inc.                    400,100     26,578,643
                                                        --------------
                                                            36,881,524
                                                        --------------
Internet Software & Services -- 0.5%
Google, Inc. - Class A *                         11,365      4,567,594
                                                        --------------
Machinery -- 1.0%
Deere & Co.                                     118,375      9,932,846
                                                        --------------
Media -- 1.1%
Comcast Corp. - Class A *                       283,595     10,439,132
                                                        --------------
Metals & Mining -- 0.6%
Peabody Energy Corp.                            169,630      6,238,991
                                                        --------------
Oil & Gas -- 12.1%
Apache Corp.                                    139,655      8,826,196
ConocoPhillips                                  568,425     33,838,340
EOG Resources, Inc.                             161,015     10,474,026
Hess Corp.                                      243,360     10,079,971
Occidental Petroleum Corp.                      256,670     12,348,394
Suncor Energy, Inc.                             397,580     28,645,639

Met Investors Series Trust
Janus Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                             Shares/Par
Security Description                                           Amount        Value
---------------------------------------------------------------------------------------
Valero Energy Corp.                                              287,010 $  14,772,405
                                                                         -------------
                                                                           118,984,971
                                                                         -------------
Pharmaceuticals -- 13.3%
Alcon, Inc.                                                      138,225    15,826,763
Amylin Pharmaceuticals, Inc. *(a)                                271,060    11,945,614
Genentech, Inc. *                                                428,350    35,424,545
Roche Holding AG                                                 297,597    51,481,021
Teva Pharmaceutical Industries, Ltd. (ADR)                       473,050    16,126,274
                                                                         -------------
                                                                           130,804,217
                                                                         -------------
Retail - Multiline -- 6.5%
Federated Department Stores, Inc.                              1,101,730    47,605,753
J.C. Penney Co., Inc.                                            232,800    15,921,192
                                                                         -------------
                                                                            63,526,945
                                                                         -------------
Software -- 5.1%
Electronic Arts, Inc. *                                          904,725    50,375,088
                                                                         -------------
Telecommunication Services - Diversified -- 2.8%
Level 3 Communications, Inc. *(a)                              2,188,740    11,709,759
Time Warner Telecom, Inc. - Class A *(a)                         831,565    15,808,051
                                                                         -------------
                                                                            27,517,810
                                                                         -------------
Total Common Stocks (Cost $763,817,623)                                    961,528,929
                                                                         -------------
Short-Term Investment -- 2.2%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 3.400% to be repurchased at $21,974,224
  on 10/02/06 collateralized by $22,080,000 FHLMC 6.080%
  due 07/26/13 with a value of $22,411,200.
  (Cost -- $21,968,000)                                     $ 21,968,000    21,968,000
                                                                         -------------
TOTAL INVESTMENTS -- 100.2% (Cost $785,785,623#)                           983,496,929
                                                                         -------------
Other Assets and Liabilities (net) -- (0.2)%                                (1,946,231)
                                                                         -------------
TOTAL NET ASSETS -- 100.0%                                               $ 981,550,698
                                                                         =============

Portfolio Footnotes:
*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $226,899,381 and $29,188,075 respectively, resulting in a net unrealized appreciation of $197,711,306.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $49,418,129 and the collateral received consisted of cash in the amount of $50,500,814.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation

Met Investors Series Trust
Lazard Mid-Cap Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                 Shares        Value
----------------------------------------------------------------------------
Common Stocks -- 94.7%

Banks -- 1.0%
Hudson City Bancorp, Inc.                              356,300 $   4,720,975
                                                               -------------
Beverages -- 2.1%
Coca-Cola Enterprises, Inc.                            500,300    10,421,249
                                                               -------------
Biotechnology -- 1.6%
Invitrogen Corp. *(a)                                  126,600     8,027,706
                                                               -------------
Building Products -- 1.1%
Louisiana-Pacific Corp.                                287,400     5,394,498
                                                               -------------
Chemicals -- 4.1%
Cabot Corp.                                            213,000     7,923,600
Celanese Corp.                                         300,200     5,373,580
Sigma-Aldrich Corp. (a)                                 89,100     6,742,197
                                                               -------------
                                                                  20,039,377
                                                               -------------
Commercial Services & Supplies -- 10.3%
MasterCard, Inc. - Class A *(a)                         86,700     6,099,345
Pitney Bowes, Inc.                                     245,400    10,888,398
R.H. Donnelley Corp. (a)                               171,022     9,047,064
Republic Services, Inc.                                176,500     7,097,065
Service Corporation International                    1,420,100    13,263,734
Temple-Inland, Inc.                                    108,300     4,342,830
                                                               -------------
                                                                  50,738,436
                                                               -------------
Communications Equipment & Services -- 2.4%
Avaya, Inc. *                                        1,013,200    11,591,008
                                                               -------------
Computers & Peripherals -- 2.6%
Ingram Micro, Inc. - Class A *                         379,700     7,275,052
Sun Microsystems, Inc. *                             1,119,200     5,562,424
                                                               -------------
                                                                  12,837,476
                                                               -------------
Containers & Packaging -- 2.3%
Ball Corp. (a)                                         194,700     7,875,615
Owens-Illinois, Inc. *                                 235,200     3,626,784
                                                               -------------
                                                                  11,502,399
                                                               -------------
Distribution/Wholesale -- 1.5%
CDW Corp.                                              116,700     7,198,056
                                                               -------------
Electrical Equipment & Services -- 2.5%
Arrow Electronics, Inc. *                              229,200     6,286,956
Hubbell, Inc. - Class B                                127,100     6,088,090
                                                               -------------
                                                                  12,375,046
                                                               -------------
Electronic Equipment & Instruments -- 2.5%
Solectron Corp. *                                    1,903,300     6,204,758
Vishay Intertechnology, Inc. *                         421,100     5,912,244
                                                               -------------
                                                                  12,117,002
                                                               -------------
Energy Equipment & Services -- 1.6%
Flextronics International, Ltd. *                      639,400     8,082,016
                                                               -------------
Financial - Diversified -- 5.1%
A.G. Edwards, Inc.                                      92,200     4,912,416
Ameriprise Financial, Inc.                             188,000     8,817,200
Mellon Financial Corp.                                 285,900    11,178,690
                                                               -------------
                                                                  24,908,306
                                                               -------------

Met Investors Series Trust
Lazard Mid-Cap Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares       Value
----------------------------------------------------------------------------
Food Products -- 1.5%
Pilgrim's Pride Corp. (a)                              273,100 $   7,469,285
                                                               -------------
Food Retailers -- 1.9%
Kroger Co. (The)                                       407,500     9,429,550
                                                               -------------
Health Care Providers & Services -- 3.4%
Laboratory Corp. of America Holdings *                  91,100     5,973,427
Triad Hospitals, Inc. *(a)                             243,400    10,716,902
                                                               -------------
                                                                  16,690,329
                                                               -------------
Hotels, Restaurants & Leisure -- 1.4%
Royal Caribbean Cruises, Ltd. (a)                      178,100     6,912,061
                                                               -------------
Household Durables -- 1.5%
Stanley Works (The) (a)                                150,000     7,477,500
                                                               -------------
Household Products -- 1.7%
Fortune Brands, Inc.                                   113,700     8,540,007
                                                               -------------
Insurance -- 10.8%
Lincoln National Corp.                                 169,205    10,504,270
PartnerRe, Ltd. (a)                                    158,966    10,741,333
Protective Life Corp.                                  293,200    13,413,900
RenaissanceRe Holdings, Ltd. (a)                       191,800    10,664,080
Willis Group Holdings, Ltd.                            203,600     7,736,800
                                                               -------------
                                                                  53,060,383
                                                               -------------
IT Consulting & Services -- 2.0%
DST Systems, Inc. *                                    156,600     9,657,522
                                                               -------------
Machinery -- 1.8%
Dover Corp.                                            190,000     9,013,600
                                                               -------------
Media -- 1.4%
Belo Corp.                                             437,100     6,910,551
                                                               -------------
Metals & Mining -- 1.4%
Massey Energy Co. (a)                                  338,400     7,086,096
                                                               -------------
Oil & Gas -- 4.4%
BJ Services Co.                                        169,500     5,107,035
Smith International, Inc.                              121,300     4,706,440
Sunoco, Inc.                                            76,600     4,763,754
Williams Cos., Inc. (The)                              303,800     7,251,706
                                                               -------------
                                                                  21,828,935
                                                               -------------
Pharmaceuticals -- 1.8%
Sepracor, Inc. *(a)                                    145,600     7,052,864
Warner Chilcott, Ltd. *                                120,600     1,603,980
                                                               -------------
                                                                   8,656,844
                                                               -------------
Real Estate -- 2.4%
CBL & Associates Properties, Inc. (REIT)               156,800     6,571,488
Health Care Property Investors, Inc. (REIT) (a)        180,800     5,613,840
                                                               -------------
                                                                  12,185,328
                                                               -------------
Retail - Specialty -- 5.1%
Dollar Tree Stores, Inc. *                             240,300     7,439,688
Liz Claiborne, Inc. (a)                                289,700    11,446,047
Pacific Sunwear of California, Inc. *(a)               235,800     3,555,864
Talbots, Inc. (The) (a)                                 92,400     2,517,900
                                                               -------------
                                                                  24,959,499
                                                               -------------
Semiconductor Equipment & Products -- 0.7%
KLA-Tencor Corp.                                        76,900     3,419,743
                                                               -------------
Software -- 2.4%
Compuware Corp. *                                      767,000     5,974,930

Met Investors Series Trust
Lazard Mid-Cap Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                          Shares        Value
-------------------------------------------------------------------------------------
Hyperion Solutions Corp. *                                      167,500 $   5,775,400
                                                                        -------------
                                                                           11,750,330
                                                                        -------------
Telecommunication Services - Diversified -- 3.9%
ALLTEL Corp.                                                    180,400    10,012,200
Citizens Communications Co.                                     650,300     9,130,212
                                                                        -------------
                                                                           19,142,412
                                                                        -------------
Transportation -- 4.5%
Laidlaw International, Inc.                                     287,900     7,868,307
Overseas Shipholding Group, Inc. (a)                             78,900     4,873,653
Teekay Shipping Corp. (a)                                        75,300     3,095,583
YRC Worldwide, Inc. *(a)                                        174,900     6,478,296
                                                                        -------------
                                                                           22,315,839
                                                                        -------------
Total Common Stocks (Cost $451,134,353)                                   466,459,364
                                                                        -------------

                                                               Par
Security Description                                          Amount        Value
-------------------------------------------------------------------------------------
Short-Term Investment -- 5.1%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 3.400% to be repurchased at $25,265,156
  on 10/02/06 collateralized by $25,605,000 FNMA at 4.875%
  due 12/26/15 with a value of $25,765,031.
  (Cost -- $25,258,000)                                     $25,258,000    25,258,000
                                                                        -------------
TOTAL INVESTMENTS -- 99.8% (Cost $476,392,353#)                           491,717,364
                                                                        -------------
Other Assets and Liabilities (net) -- 0.2%                                    821,472
                                                                        -------------
TOTAL NET ASSETS -- 100.0%                                              $ 492,538,836
                                                                        =============

Portfolio Footnotes
*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $30,260,233 and $14,935,223 respectively, resulting in a net unrealized appreciation of $15,325,010.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $73,989,847 and the collateral received consisted of cash in the amount of $75,736,750.
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                                                        Par
Security Description                                                                                   Amount     Value
--------------------------------------------------------------------------------------------------------------------------
Domestic Bonds & Debt Securities -- 16.2%
Aerospace & Defense -- 0.2%
Northrop Grumman Corp. 4.079%, due 11/16/06                                                          $  500,000 $  499,187
                                                                                                                ----------
Asset-Backed Securities -- 1.4%
American Home Mortgage Investment Trust 5.294%, due 06/25/45 (b)                                        777,674    769,445
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 1A5 5.833%, due 04/25/32    463,573    464,879
PP&L Transition Bond LLC, Series 1999-1, Class A7 7.050%, due 06/25/09                                2,410,138  2,430,522
                                                                                                                ----------
                                                                                                                 3,664,846
                                                                                                                ----------
Automobiles -- 0.4%
DaimlerChrysler North America Holding Corp. 7.300%, due 01/15/12                                        600,000    638,425
Ford Motor Co. 7.450%, due 07/16/31 (a)                                                                 530,000    412,075
                                                                                                                ----------
                                                                                                                 1,050,500
                                                                                                                ----------
Automotive Loans - 1.2%
Ford Motor Credit Co.
   5.700%, due 01/15/10                                                                                 100,000     92,452
   7.375%, due 10/28/09                                                                               1,540,000  1,497,582
   9.750%, due 09/15/10 (144A)(f)                                                                       270,000    278,994
General Motors Acceptance Corp.
   6.125%, due 08/28/07                                                                               1,100,000  1,098,671
   4.375%, due 12/10/07                                                                                  60,000     58,593
   5.125%, due 05/09/08                                                                                  40,000     39,212
   5.850%, due 01/14/09                                                                                  50,000     49,049
                                                                                                                ----------
                                                                                                                 3,114,553
                                                                                                                ----------
Banks -- 1.8%
ABN AMRO Bank NV 5.464%, due 05/11/07 (b)                                                               700,000    700,463
Bank of America Corp. 5.375%, due 08/15/11- 06/15/14                                                    420,000    423,136
Glitnir Banki HF
   6.330%, due 07/28/11 (144A)(f)                                                                       100,000    102,172
   6.693%, due 06/15/16 (144A)(f)                                                                       230,000    235,433
Huntington National Bank 4.650%, due 06/30/09                                                           300,000    296,230
Kaupthing Bank 1.000%, due 04/12/11 (144A) (b) (f)                                                      290,000    290,385
Landsbanki Islands HF 6.100%, due 08/25/11 (144A) (f)                                                   320,000    323,689
Rabobank Capital Fund Trust III 5.254%, due 12/31/16 (144A) (f)                                         200,000    193,418
RBS Capital Trust I 4.709%, due 12/29/49 (a)                                                            300,000    281,320
Royal Bank of Scotland Group Plc 5.050%, due 01/08/15                                                   300,000    293,269
Shinsei Finance Cayman, Ltd. 6.418%, due 01/29/49 (144A) (f)                                            200,000    198,989
U.S. Bank North America 4.950%, due 10/30/14 (a)                                                        200,000    194,921
Wachovia Bank North America
   4.800%, due 11/01/14                                                                                 200,000    192,158
   5.848%, due 11/03/14 (b)                                                                             700,000    707,888
Washington Mutual Bank FA. 5.125%, due 01/15/15 (a)                                                     400,000    386,870
                                                                                                                ----------
                                                                                                                 4,820,341
                                                                                                                ----------
Collateralized Mortgage Obligations -- 1.4%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class AJ 4.870%, due 12/10/42                 450,000    434,685
Credit Suisse Mortgage Capital Certificates 5.467%, due 09/15/39                                        370,000    374,544
Indymac Index Mortgage Loan Trust 5.407%, due 10/25/35                                                  502,894    499,269
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C3, Class AJ 4.922%, due 01/15/42                                                        600,000    580,975
   Series 2005-LDP4, Class AM 4.999%, due 10/15/42                                                      430,000    418,089
Structured Adjustable Rate Mortgage Loan Trust 4.920%, due 03/25/34 (b)                               1,007,950  1,003,762
Washington Mutual, Inc. 5.980%, due 09/25/36                                                            345,955    349,338
                                                                                                                ----------
                                                                                                                 3,660,662
                                                                                                                ----------
Electric Utilities -- 1.1%
Dominion Resources, Inc., Series F 5.250%, due 08/01/33                                                 300,000    290,956
Duke Energy Corp. 5.625%, due 11/30/12                                                                  210,000    213,264
Exelon Corp. 5.625%, due 06/15/35                                                                       350,000    331,597
FirstEnergy Corp.
   6.450%, due 11/15/11                                                                                 250,000    261,077

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                   Par
Security Description                                                              Amount     Value
-----------------------------------------------------------------------------------------------------
   7.375%, due 11/15/31                                                         $  580,000 $  672,627
Pacific Gas & Electric Co. 6.050%, due 03/01/34                                    260,000    262,386
SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A) (f)                               700,000    686,430
TXU Corp.
   5.550%, due 11/15/14                                                             70,000     66,484
   6.550%, due 11/15/34                                                             70,000     66,281
TXU Electric Delivery Co. 6.375%, due 01/15/15                                      10,000     10,341
                                                                                           ----------
                                                                                            2,861,443
                                                                                           ----------
Energy -- 0.1%
Kinder Morgan Energy Partners LP
   6.300%, due 02/01/09                                                             10,000     10,166
   6.750%, due 03/15/11                                                             30,000     31,287
Williams Cos., Inc. 7.750%, due 06/15/31                                           220,000    221,100
                                                                                           ----------
                                                                                              262,553
                                                                                           ----------
Environmental Services -- 0.1%
Waste Management, Inc. 6.375%, due 11/15/12 (a)                                    370,000    387,002
                                                                                           ----------
Financial - Diversified -- 3.3%
Aiful Corp. 5.000%, due 08/10/10 (144A) (f)                                        200,000    194,642
AIG SunAmerica Global Financing VII 5.850%, due 08/01/08 (144A) (f)                400,000    404,594
American General Finance Corp. 3.875%, due 10/01/09                                800,000    773,778
Capital One Bank 5.000%, due 06/15/09 (a)                                          310,000    308,182
Capital One Financial Corp. 5.500%, due 06/01/15                                    80,000     78,580
Citigroup, Inc. 4.125%, due 02/22/10                                               930,000    902,805
Credit Suisse First Boston USA, Inc.
   3.875%, due 01/15/09                                                            250,000    243,411
   6.125%, due 11/15/11                                                            140,000    145,358
General Electric Capital Corp. 4.125%, due 09/01/09                                350,000    341,632
Goldman Sachs Capital I, Capital Securities 6.345%, due 02/15/34                   200,000    199,367
Goldman Sachs Group L.P. 4.500%, due 06/15/10                                      130,000    127,133
HSBC Finance Corp. 6.375%, due 10/15/11                                          1,100,000  1,150,987
JPMorgan Chase & Co.
   5.250%, due 05/01/15                                                            400,000    393,888
   5.125%, due 09/15/14                                                            790,000    775,913
Lehman Brothers Holdings, Inc., Series G 4.800%, due 03/13/14                      500,000    480,375
Merrill Lynch & Co., Inc., Series C
   4.250%, due 02/08/10                                                            170,000    165,254
   5.000%, due 01/15/15                                                            170,000    165,107
Morgan Stanley 5.050%, due 01/21/11                                                600,000    595,121
Residential Capital Corp. 6.000%, due 02/22/11                                     400,000    399,892
Resona Preferred Global Securities Cayman, Ltd. 7.191%, due 12/29/49 (144A) (f)    120,000    124,400
Wells Fargo & Co. 5.300%, due 08/26/11                                             750,000    755,815
                                                                                           ----------
                                                                                            8,726,234
                                                                                           ----------
Health Care Providers & Services -- 0.1%
HCA, Inc.
   6.250%, due 02/15/13                                                             80,000     67,000
   5.750%, due 03/15/14                                                            420,000    330,750
                                                                                           ----------
                                                                                              397,750
                                                                                           ----------
Industrial - Diversified -- 0.5%
General Electric Co. 5.000%, due 02/01/13                                          550,000    544,514
Tyco International Group S.A. 6.000%, due 11/15/13                                 630,000    652,883
                                                                                           ----------
                                                                                            1,197,397
                                                                                           ----------

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                     Par
Security Description                                                Amount    Value
--------------------------------------------------------------------------------------
Insurance -- 0.1%
Berkshire Hathaway Finance Corp. 4.750%, due 05/15/12 (a)          $230,000 $  225,264
                                                                            ----------
Internet Software & Services -- 0.0%
Electronic Data Systems Corp. 7.125%, due 10/15/09                   10,000     10,466
                                                                            ----------
Media -- 1.0%
Charter Communications 10.250%, due 09/15/10                             25         26
Clear Channel Communications, Inc. 6.250%, due 03/15/11             190,000    190,765
Comcast Cable Communications, Inc. 8.875%, due 05/01/17             880,000  1,065,278
News America, Inc. 6.200%, due 12/15/34                             120,000    114,986
Time Warner Cos, Inc. 7.625%, due 04/15/31                          900,000    997,103
Viacom, Inc. 5.750%, due 04/30/11 (144A) (f)                        150,000    149,849
                                                                            ----------
                                                                             2,518,007
                                                                            ----------
Oil & Gas -- 1.5%
Anadarko Finance Co., Series B
   6.750%, due 05/01/11                                             110,000    115,693
   7.500%, due 05/01/31                                              60,000     68,811
Anadarko Petroleum Corp. 6.450%, due 09/15/36                       320,000    327,951
ConocoPhillips Holding Co. 6.950%, due 04/15/29 (a)                 800,000    925,404
Consolidated Natural Gas Co., Series A 5.000%, due 12/01/14         200,000    190,225
Cooper Cameron Corp. 2.650%, due 04/15/07                           200,000    197,016
Devon Energy Corp. 7.950%, due 04/15/32                             140,000    173,404
Devon Financing Corp. 6.875%, due 09/30/11                          140,000    149,145
Devon Financing Corp. ULC 7.875%, due 09/30/31                      400,000    488,973
Duke Capital LLC 4.331%, due 11/16/06                               300,000    299,531
Kerr-McGee Corp. 7.875%, due 09/15/31                                50,000     60,694
Kinder Morgan Energy Partners LP 5.125%, due 11/15/14               200,000    190,415
Pemex Project Funding Master Trust 6.625%, due 06/15/35 (144A) (f)  162,000    159,368
Petrobras International Finance Co. 6.125%, due 10/06/16            140,000    139,405
TNK-BP Finance S.A. 7.500%, due 07/18/16 (144A) (f)                 190,000    198,841
XTO Energy, Inc.
   6.250%, due 04/15/13                                             150,000    154,927
   6.100%, due 04/01/36                                             240,000    238,212
                                                                            ----------
                                                                             4,078,015
                                                                            ----------
Paper & Forest Products -- 0.3%
Weyerhaeuser Co. 6.750%, due 03/15/12                               740,000    774,276
                                                                            ----------
Pharmaceuticals -- 0.2%
Wyeth 6.500%, due 02/01/34 (a)                                      500,000    541,488
                                                                            ----------
Real Estate -- 0.2%
iStar Financial, Inc. (REIT) 6.000%, due 12/15/10                   300,000    305,286
Simon Property Group LP (REIT)
   4.600%, due 06/15/10                                             120,000    117,199
   5.100%, due 06/15/15                                             200,000    192,976
                                                                            ----------
                                                                               615,461
                                                                            ----------
Telecommunication Services - Diversified -- 1.0%
Deutsche Telekom International Finance BV 8.250%, due 06/15/30      330,000    404,322
France Telecom S.A. 8.500%, due 03/01/31                            150,000    196,293
Royal KPN NV 8.000%, due 10/01/10                                   350,000    378,456
SBC Communications, Inc. 6.450%, due 06/15/34                       300,000    302,248
Sprint Capital Corp. 8.375%, due 03/15/12                           560,000    628,333
Telecom Italia Capital S.A.
   4.000%, due 01/15/10                                             300,000    284,467
   5.250%, due 10/01/15                                             200,000    185,645
   6.000%, due 09/30/34                                             240,000    215,256

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                               Par
Security Description                                                          Amount      Value
--------------------------------------------------------------------------------------------------
Verizon Global Funding Corp. 7.375%, due 09/01/12                           $  120,000 $   131,413
                                                                                       -----------
                                                                                         2,726,433
                                                                                       -----------
Tobacco -- 0.3%
Altria Group, Inc. 5.625%, due 11/04/08                                        700,000     705,644
                                                                                       -----------
Total Domestic Bonds & Debt Securities (Cost $42,125,611)                               42,837,522
                                                                                       -----------
U. S. Government Agency Mortgage Backed Securities -- 6.2%
Federal National Mortgage Assoc.
   6.500%, due 12/01/27                                                         19,176      19,653
   6.000%, due 03/01/28-08/01/28                                               348,160     351,844
   5.500%, due 08/01/28                                                        199,611     197,796
   5.000%, due 09/15/08-11/01/35                                             2,280,932   2,207,498
   6.000%, due TBA (e)                                                       8,820,000   8,955,052
Government National Mortgage Assoc.
   9.000%, due 11/15/19                                                         11,915      12,815
   6.000%, due 06/15/36                                                      4,478,690   4,535,011
                                                                                       -----------
Total U. S. Government Agency Mortgage Backed Securities (Cost $16,112,713)             16,279,669
                                                                                       -----------
U. S. Government & Agency Obligations -- 14.8%
Federal Home Loan Bank
   5.375%, due 05/18/16                                                        500,000     515,405
   5.500%, due 07/15/36                                                        500,000     527,650
Federal Home Loan Mortgage Corp. 4.875%, due 11/15/13                          500,000     498,152
U.S. Treasury Bond 4.500%, due 02/15/16- 02/15/36                            3,050,000   2,946,022
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11 (a)                                                    512,530     513,231
   2.000%, due 01/15/26                                                        194,769     186,857
U.S. Treasury Inflation Index Note 2.000%, due 01/15/16 (a)                    697,068     681,275
U.S. Treasury Note
   3.625%, due 07/15/09                                                      5,200,000   5,067,364
   3.000%, due 02/15/08                                                      1,500,000   1,464,903
   3.750%, due 05/15/08 (a)                                                     10,000       9,847
   5.000%, due 07/31/08 (a)                                                  6,820,000   6,854,107
   4.500%, due 02/15/09-11/15/15                                             6,920,000   6,858,014
   4.875%, due 05/31/11-08/15/16 (a)                                         9,130,000   9,250,324
   4.625%, due 08/31/11 (a)                                                  1,670,000   1,672,350
   4.125%, due 05/15/15 (a)                                                  2,060,000   1,988,625
                                                                                       -----------
Total U. S. Government & Agency Obligations (Cost $38,566,642)                          39,034,126
                                                                                       -----------
Foreign Bonds & Debt Securities -- 0.4%
Mexico -- 0.2%
United Mexican States 7.500%, due 04/08/33                                     494,000     571,064
                                                                                       -----------
Russia -- 0.2%
Russian Federation 5.000%, due 03/31/30                                        545,000     609,581
                                                                                       -----------
Total Foreign Bonds & Debt Securities (Cost $1,148,555)                                  1,180,645
                                                                                       -----------
Convertible Bonds -- 4.5%
Aerospace & Defense -- 0.3%
AAR Corp.
   1.750%, due 02/01/26                                                        150,000     155,438
   1.750%, due 02/01/26 (144A)(f)                                              125,000     129,531
L-3 Communications Corp.
   3.000%, due 08/01/35 (144A)(f)                                              225,000     230,062
   3.000%, due 08/01/35                                                        100,000     102,250
Lockheed Martin Corp. 5.155%, due 08/15/33 (a),(b)                             200,000     254,220
                                                                                       -----------
                                                                                           871,501
                                                                                       -----------

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                              Par
Security Description                                         Amount    Value
-------------------------------------------------------------------------------
Airlines -- 0.1%
JetBlue Airways Corp. 3.500%, due 07/15/33 (a)              $175,000 $  158,813
                                                                     ----------
Biotechnology -- 0.4%
Amgen, Inc. 0.375%, due 02/01/13 (144A) (f)                  300,000    304,875
Genzyme Corp. 1.250%, due 12/01/23 (a)                       225,000    247,500
Incyte Corp. 3.500%, due 02/15/11 (a)                        150,000    114,563
InterMune, Inc. 0.250%, due 03/01/11                         150,000    139,312
Invitrogen Corp. 1.500%, due 02/15/24                        300,000    261,750
                                                                     ----------
                                                                      1,068,000
                                                                     ----------
Building Materials -- 0.1%
Masco Corp., Series B 2.125%, due 07/20/31 (c)               700,000    329,000
                                                                     ----------
Commercial Services & Supplies -- 0.1%
Euronet Worldwide, Inc. 3.500%, due 10/15/25                 300,000    289,875
United Rentals North America, Inc. 1.875%, due 10/15/23 (a)   75,000     90,938
                                                                     ----------
                                                                        380,813
                                                                     ----------
Computers & Peripherals -- 0.1%
Electronics For Imaging, Inc. 1.500%, due 06/01/23           150,000    156,375
Silicon Graphics, Inc. 6.500%, due 06/01/09                  100,000     69,500
                                                                     ----------
                                                                        225,875
                                                                     ----------
Financial - Diversified -- 0.2%
Affiliated Managers Group, Inc. 4.900%, due 02/25/33 (b)      75,000    186,240
Merrill Lynch & Co., Inc. 0.000%, due 03/13/32 (c)           400,000    469,440
                                                                     ----------
                                                                        655,680
                                                                     ----------
Health Care Equipment & Supplies -- 0.1%
Medtronic, Inc.
   1.500%, due 04/15/11 (144A)(f)                            275,000    270,531
   1.500%, due 04/15/11 (a)                                   25,000     24,594
                                                                     ----------
                                                                        295,125
                                                                     ----------
Health Care Providers & Services -- 0.2%
Pacificare Health Systems, Inc. 3.000%, due 10/15/32         125,000    450,156
                                                                     ----------
Hotels, Restaurants & Leisure -- 0.2%
Carnival Corp. 2.000%, due 04/15/21                          150,000    186,375
Hilton Hotels Corp. 3.375%, due 04/15/23                     125,000    164,063
Host Marriott LP 3.250%, due 04/15/24 (144A) (f)             125,000    175,156
                                                                     ----------
                                                                        525,594
                                                                     ----------
Industrial - Diversified -- 0.4%
3M Co. 2.400%, due 11/21/32 (a)                              175,000    155,313
Actuant Corp. 2.000%, due 11/15/23                           275,000    376,406
Danaher Corp. 1.451%, due 01/22/21 (a) (c)                   225,000    228,656
Roper Industries, Inc. 1.481%, due 01/15/34                  325,000    192,969
                                                                     ----------
                                                                        953,344
                                                                     ----------
Internet Software & Services -- 0.1%
SafeNet, Inc. 2.500%, due 12/15/10 (144A) (f)                175,000    161,656
                                                                     ----------
Media -- 0.1%
Liberty Media LLC 0.750%, due 03/30/23                       150,000    165,938
                                                                     ----------
Oil & Gas -- 0.3%
Cameron International Corp. 1.500%, due 05/15/24              50,000     74,937
Diamond Offshore Drilling, Inc. 1.500%, due 04/15/31         100,000    151,375
Halliburton Co. 3.125%, due 07/15/23                         100,000    158,000

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                               Shares/Par
Security Description                                             Amount      Value
-------------------------------------------------------------------------------------
Pride International, Inc. 3.250%, due 05/01/33 (a)              $250,000  $   303,125
                                                                          -----------
                                                                              687,437
                                                                          -----------
Pharmaceuticals -- 0.4%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12               125,000      157,812
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13               100,000      110,125
Nektar Therapeutics 3.250%, due 09/28/12 (144A) (f)              150,000      147,375
NPS Pharmaceuticals, Inc. 3.000%, due 06/15/08                   275,000      236,500
Oscient Pharmaceutical Corp. 3.500%, due 04/15/11                225,000      149,344
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24        300,000      326,625
                                                                          -----------
                                                                            1,127,781
                                                                          -----------
Retail - Multiline -- 0.5%
CBRL Group, Inc. 2.047%, due 04/03/32 (a),(c)                    575,000      281,750
Lowe's Cos., Inc. 0.861%, due 10/19/21                           275,000      271,562
Men's Wearhouse, Inc. 3.125%, due 10/15/23                       250,000      343,125
Pier 1 Imports, Inc. 6.375%/6.125%, due 02/15/36 (144A) (f)(d)   175,000      168,219
WESCO International, Inc. 2.625%, due 10/15/25 (144A) (f)        150,000      232,875
                                                                          -----------
                                                                            1,297,531
                                                                          -----------
Software -- 0.2%
Mentor Graphics Corp. 6.250%, due 03/01/26 (144A) (f)            125,000      144,687
Open Solutions, Inc. 1.467%, due 02/02/35 (a)                    350,000      222,250
SINA Corp. 0.000%, due 07/15/23 (a) (c)                          200,000      227,750
                                                                          -----------
                                                                              594,687
                                                                          -----------
Telecommunication Services - Diversified -- 0.7%
ADC Telecommunications, Inc. 5.795%, due 06/15/13 (b)            500,000      485,000
Amdocs, Ltd. 0.500%, due 03/15/24                                150,000      160,313
Ciena Corp. 3.750%, due 02/01/08 (a)                             250,000      242,500
Comverse Technology, Inc. 0.000%, due 05/15/23 (c)               125,000      161,250
Dobson Communications Corp. 1.500%, due 10/01/25 (144A) (f)       75,000       73,500
Level 3 Communications, Inc. 6.000%, due 03/15/10 (a)            200,000      176,750
NII Holdings, Inc.
   2.750%, due 08/15/25 (144A)(f)                                225,000      319,219
   2.750%, due 08/15/25                                           75,000      106,406
RF Micro Devices, Inc. 1.500%, due 07/01/10                      150,000      174,187
                                                                          -----------
                                                                            1,899,125
                                                                          -----------
Total Convertible Bonds (Cost $11,359,622)                                 11,848,056
                                                                          -----------
Common Stocks -- 57.5%
Aerospace & Defense -- 2.4%
Boeing Co. (The)                                                  12,966    1,022,369
General Dynamics Corp.                                            10,276      736,481
Honeywell International, Inc.                                     12,110      495,299
Lockheed Martin Corp.                                              8,950      770,237
Northrop Grumman Corp.                                            11,773      801,388
Raytheon Co.                                                      44,700    2,146,047
United Technologies Corp.                                          6,536      414,056
                                                                          -----------
                                                                            6,385,877
                                                                          -----------
Air Freight & Logistics -- 1.1%
FedEx Corp.                                                        5,900      641,212
Ryder System, Inc.                                                36,800    1,901,824
United Parcel Service, Inc. - Class B                              4,220      303,587
                                                                          -----------
                                                                            2,846,623
                                                                          -----------
Banks -- 3.0%
Bank of America Corp.                                             74,626    3,997,715
Bank of New York Co., Inc. (The)                                   4,970      175,242

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                        Shares   Value
-------------------------------------------------------------
Commerce Bancorp, Inc. (a)                   8,100 $  297,351
Compass Bancshares, Inc.                     2,300    131,054
Northern Trust Corp.                         3,800    222,034
SunTrust Banks, Inc.                         2,278    176,044
U.S. Bancorp                                11,526    382,894
Wachovia Corp.                              12,143    677,579
Wells Fargo & Co.                           31,250  1,130,625
Whitney Holding Corp.                       15,700    561,589
Wilmington Trust Corp. (a)                   1,900     84,645
                                                   ----------
                                                    7,836,772
                                                   ----------
Beverages -- 1.0%
Coca-Cola Co.                               14,965    668,636
Molson Coors Brewing Co. - Class B             800     55,120
Pepsi Bottling Group, Inc.                  31,300  1,111,150
PepsiCo, Inc.                               10,582    690,582
                                                   ----------
                                                    2,525,488
                                                   ----------
Biotechnology -- 0.6%
Amgen, Inc. *                                8,022    573,814
BioMarin Pharmaceutical, Inc. *(a)          16,055    228,462
Gilead Sciences, Inc. *                      2,977    204,520
Invitrogen Corp. *(a)                        8,000    507,280
                                                   ----------
                                                    1,514,076
                                                   ----------
Chemicals -- 0.6%
Dow Chemical Co. (The)                      16,751    652,954
E.I. du Pont de Nemours & Co.                6,023    258,025
Lyondell Chemical Co.                       21,000    532,770
Monsanto Co.                                 3,408    160,210
Valspar Corp. (The) (a)                      1,200     31,920
                                                   ----------
                                                    1,635,879
                                                   ----------
Commercial Services & Supplies -- 1.1%
Fair Isaac Corp.                            20,500    749,685
Manpower, Inc.                              24,100  1,476,607
Temple-Inland, Inc.                         16,300    653,630
                                                   ----------
                                                    2,879,922
                                                   ----------
Communications Equipment & Services -- 1.6%
Cisco Systems, Inc. *                       58,292  1,340,716
Harris Corp.                                24,600  1,094,454
Motorola, Inc.                              50,375  1,259,375
QUALCOMM, Inc.                              10,575    384,401
SafeNet, Inc. *(a)                           2,400     43,656
                                                   ----------
                                                    4,122,602
                                                   ----------
Computers & Peripherals -- 2.1%
Apple Computer, Inc. *                       5,517    424,974
Dell, Inc. *                                14,528    331,820
EMC Corp. *                                 46,037    551,523
Hewlett-Packard Co.                         38,009  1,394,550
Ingram Micro, Inc. - Class A *              10,200    195,432
International Business Machines Corp.       29,523  2,419,115
Lexmark International, Inc. - Class A *      4,100    236,406
Western Digital Corp. *                      4,900     88,690
                                                   ----------
                                                    5,642,510
                                                   ----------
Construction Materials -- 0.2%
Martin Marietta Materials, Inc.              6,200    524,644
                                                   ----------
Containers & Packaging -- 0.2%
Bemis Co., Inc.                             19,400    637,484
                                                   ----------

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                       Shares     Value
--------------------------------------------------------------
Electric Services -- 0.1%
Southern Co.                                 4,765 $   164,202
                                                   -----------
Electric Utilities -- 1.7%
American Electric Power Co., Inc.           19,091     694,340
Entergy Corp.                                9,400     735,362
Exelon Corp. (a)                             4,688     283,812
FirstEnergy Corp. (a)                       22,501   1,256,906
PG&E Corp. (a)                               9,750     406,087
TXU Corp.                                   11,002     687,845
Xcel Energy, Inc. (a)                       18,300     377,895
                                                   -----------
                                                     4,442,247
                                                   -----------
Electronic Equipment & Instruments -- 0.6%
Sanmina-SCI Corp. *                          9,500      35,530
Solectron Corp. *(a)                       183,280     597,493
WESCO International, Inc. *                 10,400     603,512
Xerox Corp. *                               18,300     284,748
                                                   -----------
                                                     1,521,283
                                                   -----------
Energy Equipment & Services -- 0.5%
Baker Hughes, Inc.                           7,051     480,878
Rowan Companies, Inc. (a)                    2,100      66,423
Schlumberger, Ltd.                          12,010     744,980
                                                   -----------
                                                     1,292,281
                                                   -----------
Financial - Diversified -- 6.0%
American Express Co.                         7,807     437,817
Capital One Financial Corp.                  2,200     173,052
Citigroup, Inc.                             87,700   4,356,059
Countrywide Financial Corp.                  7,100     248,784
Fannie Mae                                   6,234     348,543
Freddie Mac                                  3,064     203,235
Goldman Sachs Group, Inc. (The)              8,398   1,420,690
JPMorgan Chase & Co.                        66,616   3,128,288
Lehman Brothers Holdings, Inc.               5,156     380,822
Merrill Lynch & Co., Inc.                   14,837   1,160,550
Morgan Stanley                              19,764   1,440,993
PNC Financial Services Group, Inc.           6,028     436,668
Prudential Financial, Inc.                   3,137     239,196
Sun Life Financial, Inc.                    31,300   1,285,491
Washington Mutual, Inc.                     15,400     669,438
                                                   -----------
                                                    15,929,626
                                                   -----------
Food & Drug Retailing -- 0.8%
Kraft Foods, Inc. - Class A (a)             29,300   1,044,838
Safeway, Inc.                               27,700     840,695
Walgreen Co.                                 6,496     288,357
                                                   -----------
                                                     2,173,890
                                                   -----------
Food Products -- 0.5%
Archer-Daniels-Midland Co.                   2,900     109,852
Hormel Foods Corp.                          15,700     564,886
J.M. Smucker Co. (The)                      16,500     791,175
                                                   -----------
                                                     1,465,913
                                                   -----------
Food Retailers -- 0.2%
Kroger Co. (The)                            25,400     587,756
                                                   -----------
Health Care Equipment & Supplies -- 1.2%
Applera Corp.                               41,200   1,364,132
Dade Behring Holdings, Inc.                  6,600     265,056
Johnson & Johnson                           18,725   1,216,001

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                           Shares   Value
----------------------------------------------------------------
Medtronic, Inc.                                 7,345 $  341,102
                                                      ----------
                                                       3,186,291
                                                      ----------
Health Care Providers & Services -- 1.8%
Aetna, Inc.                                    16,704    660,643
AmerisourceBergen Corp.                         2,200     99,440
Humana, Inc. *                                 14,726    973,241
McKesson Corp.                                 14,300    753,896
UnitedHealth Group, Inc.                       27,308  1,343,554
WellPoint, Inc. *                              12,318    949,102
                                                      ----------
                                                       4,779,876
                                                      ----------
Hotels, Restaurants & Leisure -- 0.5%
Darden Restaurants, Inc.                       22,357    949,502
McDonald's Corp.                               12,252    479,298
                                                      ----------
                                                       1,428,800
                                                      ----------
Household Durables -- 0.1%
Newell Rubbermaid, Inc.                         8,400    237,888
                                                      ----------
Household Products -- 0.6%
Colgate-Palmolive Co.                           3,285    203,998
Kimberly-Clark Corp.                            2,964    193,727
Procter & Gamble Co. (The)                     20,369  1,262,471
                                                      ----------
                                                       1,660,196
                                                      ----------
Industrial - Diversified -- 1.2%
3M Co.                                          4,900    364,658
General Electric Co.                           65,980  2,329,094
Tyco International, Ltd.                       13,063    365,633
                                                      ----------
                                                       3,059,385
                                                      ----------
Insurance -- 3.4%
Allstate Corp. (The)                            4,159    260,894
American International Group, Inc.             16,785  1,112,174
Assurant, Inc. (a)                             14,600    779,786
Chubb Corp. (The)                              26,315  1,367,327
CIGNA Corp.                                     7,562    879,612
Genworth Financial, Inc. - Class A             18,600    651,186
Hartford Financial Services Group, Inc. (The)   5,315    461,076
Lincoln National Corp.                         11,109    689,647
Loews Corp.                                    28,100  1,064,990
Manulife Financial Corp.                       15,500    500,030
Principal Financial Group, Inc.                13,800    749,064
St. Paul Travelers Cos., Inc. (The)            11,600    543,924
                                                      ----------
                                                       9,059,710
                                                      ----------
Internet Software & Services -- 0.4%
eBay, Inc. *                                    9,072    257,282
Google, Inc. - Class A *                        1,400    562,660
Sohu.com, Inc. *(a)                             4,500     99,090
Yahoo!, Inc. *                                  8,855    223,854
                                                      ----------
                                                       1,142,886
                                                      ----------
IT Consulting & Services -- 0.4%
Accenture, Ltd. - Class A                      18,100    573,951
Affiliated Computer Services, Inc. - Class A *  2,700    140,022
Fiserv, Inc. *(a)                               6,400    301,376
                                                      ----------
                                                       1,015,349
                                                      ----------
Machinery -- 0.6%
Caterpillar, Inc.                              13,100    861,980
Illinois Tool Works, Inc.                       5,200    233,480
JLG Industries, Inc. (a)                        4,300     85,183

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                      Shares    Value
------------------------------------------------------------
Parker Hannifin Corp.                      3,300 $   256,509
Timken Co. (The)                           3,600     107,208
                                                 -----------
                                                   1,544,360
                                                 -----------
Media -- 1.1%
Comcast Corp. - Class A *                  8,766     323,027
News Corp. - Class A                      39,975     785,509
Time Warner, Inc.                         65,573   1,195,396
Viacom, Inc. - Class B *                   4,164     154,817
Walt Disney Co. (The) (a)                 12,456     385,015
                                                 -----------
                                                   2,843,764
                                                 -----------
Metals & Mining -- 0.8%
Nucor Corp. (a)                           23,566   1,166,282
Phelps Dodge Corp.                        11,126     942,372
                                                 -----------
                                                   2,108,654
                                                 -----------
Oil & Gas -- 6.2%
Anadarko Petroleum Corp.                   9,138     400,519
Chevron Corp.                             38,864   2,520,719
ConocoPhillips                            36,529   2,174,571
Devon Energy Corp.                         8,203     518,020
EnCana Corp.                               4,200     196,098
Exxon Mobil Corp.                         97,735   6,558,019
Halliburton Co.                           21,054     598,986
Marathon Oil Corp.                        10,410     800,529
Occidental Petroleum Corp.                18,694     899,368
Patterson-UTI Energy, Inc.                28,000     665,280
Petro-Canada                               9,100     367,003
Valero Energy Corp.                       11,220     577,493
XTO Energy, Inc.                           5,500     231,715
                                                 -----------
                                                  16,508,320
                                                 -----------
Personal Products -- 0.1%
Estee Lauder Companies, Inc.- Class A (a)  3,400     137,122
                                                 -----------
Pharmaceuticals -- 3.1%
Abbott Laboratories                        9,782     475,014
Barr Pharmaceuticals, Inc. *              12,900     670,026
Biovail Corp.                             14,500     220,980
Bristol-Myers Squibb Co.                  12,591     313,768
Eli Lilly & Co.                            7,279     414,903
Forest Laboratories, Inc. *(a)            10,100     511,161
King Pharmaceuticals, Inc. *              43,600     742,508
MedImmune, Inc. *(a)                       2,200      64,262
Merck & Co., Inc.                         31,246   1,309,207
Mylan Laboratories, Inc.                  29,700     597,861
Oscient Pharmaceuticals Corp. *(a)        13,000      13,390
Pfizer, Inc.                              76,943   2,182,104
Schering-Plough Corp.                      9,647     213,102
Wyeth                                      8,756     445,155
                                                 -----------
                                                   8,173,441
                                                 -----------
Real Estate -- 0.8%
Boston Properties, Inc. (REIT)             3,100     320,354
Host Hotels & Resorts, Inc. (REIT)        18,100     415,033
iStar Financial, Inc. (REIT)              33,600   1,401,120
                                                 -----------
                                                   2,136,507
                                                 -----------
Retail - Multiline -- 2.0%
Costco Wholesale Corp.                     3,022     150,133
CVS Corp.                                 19,686     632,314
J.C. Penney Co., Inc.                     23,700   1,620,843
Target Corp.                              17,564     970,411

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares    Value
--------------------------------------------------------------------
Wal-Mart Stores, Inc.                            37,795 $  1,864,050
                                                        ------------
                                                           5,237,751
                                                        ------------
Retail - Specialty -- 1.3%
American Eagle Outfitters, Inc.                   8,119      355,856
Home Depot, Inc. (The)                           36,856    1,336,767
Lowe's Cos., Inc.                                31,050      871,263
NIKE, Inc. - Class B                              1,814      158,943
Nordstrom, Inc. (a)                              14,500      613,350
Staples, Inc.                                     6,200      150,846
                                                        ------------
                                                           3,487,025
                                                        ------------
Road & Rail -- 1.1%
Burlington Northern Santa Fe Corp.               10,413      764,731
Canadian National Railway Co.                    28,600    1,199,484
CSX Corp.                                        22,282      731,518
Union Pacific Corp.                               3,700      325,600
                                                        ------------
                                                           3,021,333
                                                        ------------
Semiconductor Equipment & Products -- 1.2%
Integrated Device Technology, Inc. *             22,000      353,320
Intel Corp.                                      36,817      757,326
LSI Logic Corp. *(a)                             22,900      188,238
Micron Technology, Inc. *                        19,000      330,600
Novellus Systems, Inc. *                         33,200      918,312
STMicroelectronics N.V. (a)                      19,000      327,940
Texas Instruments, Inc.                           9,584      318,668
                                                        ------------
                                                           3,194,404
                                                        ------------
Software -- 1.4%
BMC Software, Inc. *                             27,900      759,438
Microsoft Corp.                                  67,307    1,839,500
Oracle Corp. *                                   33,566      595,461
Sybase, Inc. *(a)                                16,721      405,317
                                                        ------------
                                                           3,599,716
                                                        ------------
Telecommunication Services - Diversified -- 3.3%
Amdocs, Ltd. *                                   13,700      542,520
AT&T, Inc.                                       81,605    2,657,059
BCE, Inc. *(a)                                    7,778      210,692
Bell Aliant Regional Communications Income Fund     616       19,313
BellSouth Corp.                                  22,799      974,657
Citizens Communications Co. (a)                  74,300    1,043,172
Corning, Inc. *                                  17,037      415,873
Sprint Nextel Corp.                              39,958      685,280
Verizon Communications, Inc.                     55,476    2,059,824
                                                        ------------
                                                           8,608,390
                                                        ------------
Telecommunication Services - Wireless -- 0.0%
Dobson Communications Corp. - Class A *(a)        6,000       42,120
                                                        ------------
Tobacco -- 0.6%
Altria Group, Inc.                               20,412    1,562,539
                                                        ------------
Total Common Stocks (Cost $130,168,278)                  151,904,902
                                                        ------------
Convertible Preferred Stocks -- 0.5%
Commercial Services & Supplies -- 0.0%
United Rentals Trust I 6.500%, due 08/01/28 (a)   5,009      235,423
                                                        ------------
Electric Utilities -- 0.0%
NRG Energy, Inc. 4.000%, due 12/31/49 (a)           125      156,250
                                                        ------------
Entertainment & Leisure -- 0.1%
Six Flags, Inc. 7.250%, due 08/15/09 (a)         10,600      229,225
                                                        ------------

Met Investors Series Trust
Legg Mason Partners Managed Assets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                             Shares/Par
Security Description                                           Amount       Value
-------------------------------------------------------------------------------------
Finance - Diversified -- 0.0%
Doral Financial Corp. 4.750%, due 12/31/49                        1,000 $    128,625
                                                                        ------------
Media -- 0.1%
Interpublic Group of Cos, Inc. - Series B 5.250%, due
  12/31/49 (144A) (f)                                               225      215,719
                                                                        ------------
Pharmaceuticals -- 0.1%
Omnicare, Inc., Series B 4.000%, due 06/15/33                     5,100      295,035
                                                                        ------------
Real Estate -- 0.1%
Simon Property Group, Inc. 6.000%, due 12/31/49                   2,400      177,384
                                                                        ------------
Total Convertible Preferred Stocks (Cost $1,484,071)                       1,437,661
                                                                        ------------
Rights -- 0.0%
Software -- 0.0%
Silicon Graphics, Inc.
  (Cost -- $0)                                                    3,559            0
                                                                        ------------
Short - Term Investments -- 3.0%
State Street Bank & Trust Co.
Repurchase Agreement dated 09/29/06 at 1.500% to be
  repurchased at $1,381,173 on 10/02/06 collateralized by
  $965,000 U.S. Treasury Bond at 11.250% due 02/15/15 with
  a value of $1,417,200.                                     $1,381,000    1,381,000
Repurchase Agreement dated 09/29/06 at 3.400% to be
  repurchased at $6,660,887 on 10/02/06 collateralized by
  $6,695,000 FHLMC at 6.080% due 07/26/13 with a value of
  $6,795,425.                                                 6,659,000    6,659,000
                                                                        ------------
Total Short - Term Investments (Cost $8,040,000)                           8,040,000
                                                                        ------------
TOTAL INVESTMENTS -- 103.1% (Cost $249,005,492#)                         272,562,581
                                                                        ------------
Other Assets and Liabilities (net) -- (3.1)%                              (8,167,147)
                                                                        ------------
TOTAL NET ASSETS -- 100.0%                                              $264,395,434
                                                                        ============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $28,209,992 and $4,742,109 respectively, resulting in a net unrealized appreciation of $23,467,883.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $51,474,689 and the collateral received consisted of cash in the amount of $52,566,766.
(b) Variable or floating rate security. The stated rate represents the rate at September 30, 2006.
(c) Zero coupon bond - Interest rate represents current yield to maturity.
(d) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(e) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser.
FHLMC  Federal Home Loan Mortgage Corporation
REIT   Real Estate Investment Trust

Met Investors Series Trust
Legg Mason Value Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares      Value
-----------------------------------------------------------------------
Common Stocks -- 98.2%

Building Products -- 1.0%
Masco Corp.                                        194,900 $  5,344,158
Ryland Group, Inc. (The) (a)                       112,600    4,865,446
                                                           ------------
                                                             10,209,604
                                                           ------------
Commercial Services & Supplies -- 3.6%
Expedia, Inc. *(a)                                 965,000   15,131,200
Waste Management, Inc.                             170,800    6,264,944
WPP Group Plc                                    1,125,500   13,932,249
                                                           ------------
                                                             35,328,393
                                                           ------------
Communications Equipment & Services -- 1.4%
Cisco Systems, Inc. *                              608,600   13,997,800
                                                           ------------
Computers & Peripherals -- 5.9%
Dell, Inc. *                                       672,500   15,359,900
Hewlett-Packard Co.                                428,900   15,736,341
International Business Machines Corp.              151,200   12,389,328
Seagate Technology *(a)                            627,400   14,486,666
                                                           ------------
                                                             57,972,235
                                                           ------------
Electric Utilities -- 4.9%
AES Corp. *                                      2,368,000   48,283,520
                                                           ------------
Financial - Diversified -- 12.1%
Capital One Financial Corp.                        225,125   17,708,332
Citigroup, Inc.                                    531,900   26,419,473
Countrywide Financial Corp.                        860,500   30,151,920
JPMorgan Chase & Co.                               952,100   44,710,616
                                                           ------------
                                                            118,990,341
                                                           ------------
Health Care Providers & Services -- 10.0%
Aetna, Inc.                                        809,700   32,023,635
Health Net, Inc. *(a)                              500,500   21,781,760
UnitedHealth Group, Inc.                           907,900   44,668,680
                                                           ------------
                                                             98,474,075
                                                           ------------
Homebuilders -- 3.8%
Beazer Homes USA, Inc. (a)                         104,050    4,062,112
Centex Corp. (a)                                   302,250   15,904,395
Pulte Homes, Inc.                                  531,100   16,920,846
                                                           ------------
                                                             36,887,353
                                                           ------------
Industrial - Diversified -- 6.6%
General Electric Co.                               404,100   14,264,730
Tyco International, Ltd.                         1,822,900   51,022,971
                                                           ------------
                                                             65,287,701
                                                           ------------
Insurance -- 2.7%
American International Group, Inc.                 337,850   22,385,941
St. Paul Travelers Cos., Inc. (The)                 84,000    3,938,760
                                                           ------------
                                                             26,324,701
                                                           ------------
Internet Software & Services -- 15.8%
Amazon.com, Inc. *(a)                            1,189,600   38,209,952
eBay, Inc. *                                       912,300   25,872,828
Google, Inc. - Class A *                           101,200   40,672,280
IAC/InterActiveCorp. *(a)                          912,100   26,231,996
Yahoo!, Inc. *                                     969,200   24,501,376
                                                           ------------
                                                            155,488,432
                                                           ------------

Met Investors Series Trust
Legg Mason Value Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                           Shares        Value
---------------------------------------------------------------------------------------
Leisure Equipment & Products -- 2.6%
Eastman Kodak Co. (a)                                          1,158,200 $  25,943,680
                                                                         -------------
Media -- 5.2%
DIRECTV Group, Inc. (The) *                                    1,451,800    28,571,424
Time Warner, Inc.                                              1,214,600    22,142,158
                                                                         -------------
                                                                            50,713,582
                                                                         -------------
Pharmaceuticals -- 1.9%
Pfizer, Inc.                                                     657,000    18,632,520
                                                                         -------------
Retail - Specialty -- 7.7%
Home Depot, Inc. (The)                                           609,600    22,110,192
NIKE, Inc. - Class B                                             168,700    14,781,494
Sears Holdings Corp. *(a)                                        248,400    39,269,556
                                                                         -------------
                                                                            76,161,242
                                                                         -------------
Software -- 3.1%
CA, Inc.                                                         430,950    10,209,206
Electronic Arts, Inc. *                                          307,500    17,121,600
Symantec Corp. *(a)                                              133,300     2,836,624
                                                                         -------------
                                                                            30,167,430
                                                                         -------------
Telecommunication Services - Diversified -- 9.9%
Qwest Communications International, Inc. *(a)                  5,441,300    47,448,136
Sprint Nextel Corp.                                            2,882,500    49,434,875
                                                                         -------------
                                                                            96,883,011
                                                                         -------------
Total Common Stocks (Cost $970,509,301)                                    965,745,620
                                                                         -------------
Warrant -- 0.0%
Raytheon Co., Expires 06/16/11* (Cost -- $0)                         188         2,683
                                                                         -------------

                                                                Par
Security Description                                           Amount        Value
---------------------------------------------------------------------------------------
Short-Term Investment -- 2.1%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 3.400% to be repurchased at $19,982,395
  on 10/02/06 collateralized by $20,475,000 FHLB at 4.000%
  due 06/13/08 with a value of $20,376,270.                 $ 19,976,735    19,976,735
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 3.400% to be repurchased at $497,406
  on 10/02/06 collateralized by $490,000 FNMA at 6.000%
  due 05/15/08 with a value of $508,599.                         497,265       497,265
                                                                         -------------
Total Short-Term Investments (Cost $20,474,000)                             20,474,000
                                                                         -------------
TOTAL INVESTMENTS -- 100.3% (Cost $990,983,301#)                           986,222,303
                                                                         -------------
Other Assets and Liabilities (net) -- (0.3)%                                (2,514,219)
                                                                         -------------
TOTAL NET ASSETS -- 100.0%                                               $ 983,708,084
                                                                         =============

Portfolio Footnotes
*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $44,218,071 and $48,979,069 respectively, resulting in a net unrealized depreciation of $4,760,998.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $34,398,803 and the collateral received consisted of cash in the amount of $35,293,567.
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

Met Investors Series Trust
Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                    Par
Security Description                                               Amount       Value
----------------------------------------------------------------------------------------
Domestic Bonds & Debt Securities -- 17.0%
Apparel & Textiles -- 0.3%
Kellwood Co. 7.625%, due 10/15/17                              $    1,250,000 $1,167,695
                                                                              ----------
Asset-Backed Securities -- 0.4%
Citibank Credit Card Issuance Trust 5.375%, due 04/10/13              600,000    805,708
MBNA Credit Card Master Note 4.150%, due 04/19/10                     665,000    850,183
                                                                              ----------
                                                                               1,655,891
                                                                              ----------
Auto Components -- 0.2%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28                       978,000    823,965
                                                                              ----------
Automotive Loans -- 0.4%
Ford Motor Credit Co. 8.625%, due 11/01/10                          2,000,000  1,992,382
                                                                              ----------
                                                                               1,992,382
                                                                              ==========
Chemicals -- 0.3%
Hercules, Inc. 6.500%, due 06/30/29                                    10,000      8,113
LPG International, Inc. 7.250%, due 12/20/15 (a)                    1,465,000  1,454,012
                                                                              ----------
                                                                               1,462,125
                                                                              ----------
Electric -- 0.2%
Empresa Nacional de Electricidad S.A. 8.350%, due 08/01/13 (a)        910,000  1,022,629
                                                                              ----------
Energy -- 1.2%
Kinder Morgan Finance Co.
   5.700%, due 01/05/16                                               140,000    129,462
   6.400%, due 01/05/36                                               115,000    103,295
Kinder Morgan, Inc. 5.150%, due 03/01/15                               45,000     40,501
KN Capital Trust III 7.630%, due 04/15/28                               5,000      4,694
NGC Corp. Capital Trust - Series B 8.316%, due 06/01/27               540,000    494,100
Tennessee Gas Pipeline Co. 7.000%, due 10/15/28                     4,620,000  4,624,454
                                                                              ----------
                                                                               5,396,506
                                                                              ----------
Financial - Diversified -- 0.7%
BNP Paribas S.A. 19.554%, due 06/13/11 (b) (c)                  8,241,755,000    572,961
Goldman Sachs Co. 3.594%, due 05/23/16                                650,000    819,463
Morgan Stanley 5.375%, due 11/14/13                                   510,000    960,027
SLM Corp. 6.500%, due 06/15/10                                      1,500,000    961,934
                                                                              ----------
                                                                               2,314,385
                                                                              ----------
Food & Drug Retailing -- 1.3%
Albertson's, Inc. 7.450%, due 08/01/29 (a)                          5,470,000  5,093,992
JBS S.A. 10.500%, due 08/04/16 (144A) (c)                             900,000    911,250
                                                                              ----------
                                                                               6,005,242
                                                                              ----------
Health Care Providers & Services -- 0.9%
HCA, Inc.
   7.690%, due 06/15/25 (a)                                           130,000    102,132
   7.500%, due 12/15/23-11/06/33                                    4,805,000  3,771,672
   6.500%, due 02/15/16                                                55,000     44,275
   7.580%, due 09/15/25                                               500,000    387,876
   7.050%, due 12/01/27                                                60,000     43,357
   7.750%, due 07/15/36                                                45,000     35,078
                                                                              ----------
                                                                               4,384,390
                                                                              ----------
Homebuilders -- 1.1%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15                985,000    970,225
K Hovnanian Enterprises, Inc. 6.250%, due 01/15/16 (a)              1,000,000    880,000
Pulte Homes, Inc.
   6.375%, due 05/15/33 (a)                                         1,565,000  1,468,958

Met Investors Series Trust
Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                             Par
Security Description                                                        Amount      Value
------------------------------------------------------------------------------------------------
   6.000%, due 02/15/35 (a)                                              $  1,900,000 $1,718,563
                                                                                      ----------
                                                                                       5,037,746
                                                                                      ----------
Industrial - Diversified -- 1.0%
Borden, Inc.
   8.375%, due 04/15/16                                                     3,000,000  2,715,000
   9.200%, due 03/15/21                                                     1,890,000  1,767,150
   7.875%, due 02/15/23                                                        60,000     49,500
                                                                                      ----------
                                                                                       4,531,650
                                                                                      ----------
Metals & Mining -- 0.3%
CSN Islands IX Corp. 10.500%, due 01/15/15 (144A) (c)                         775,000    902,875
Vale Overseas, Ltd. 8.250%, due 01/17/34 (a)                                  500,000    570,000
                                                                                      ----------
                                                                                       1,472,875
                                                                                      ----------
Multi-National -- 0.6%
Inter-American Development Bank 1.900%, due 07/08/09                       19,000,000    166,234
International Bank for Reconstruction & Development 2.000%, due 02/18/08  322,000,000  2,779,550
                                                                                      ----------
                                                                                       2,945,784
                                                                                      ----------
Oil & Gas Exploration & Production -- 0.7%
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                                       395,000    399,719
   6.450%, due 09/15/36                                                       290,000    296,214
Cerro Negro Finance, Ltd. 7.900%, due 12/01/20 (144A) (c)                     785,000    732,013
Chesapeake Energy Corp. 6.500%, due 08/15/17                                   65,000     61,263
Pemex Project Funding Master Trust 5.750%, due 12/15/15 (a)                   900,000    880,425
Petrozuata Finance, Inc. 8.220%, due 04/01/17 (144A) (c)                      735,000    720,300
                                                                                      ----------
                                                                                       3,089,934
                                                                                      ----------
Paper & Forest Products -- 1.1%
Advance Agro Public Co. 11.000%, due 12/19/12 (144A) (c)                      825,000    837,375
Georgia-Pacific Corp.
   8.000%, due 01/15/24                                                       430,000    425,700
   7.375%, due 12/01/25                                                       415,000    394,250
   7.750%, due 11/15/29                                                     1,965,000  1,896,225
   8.875%, due 05/15/31                                                     1,575,000  1,645,875
                                                                                      ----------
                                                                                       5,199,425
                                                                                      ----------
Software -- 0.2%
Hanarotelecom, Inc. 7.000%, due 02/01/12 (144A) (c)                           965,000    949,356
                                                                                      ----------
Telecommunication Services - Diversified -- 2.6%
Excelcomindo Finance Co. BV 7.125%, due 01/18/13 (144A) (c)                   955,000    952,612
France Telecom S.A. 3.625%, due 10/14/15                                      355,000    420,624
GTE Corp. 6.940%, due 04/15/28 (a)                                             55,000     56,964
New England Telephone and Telegraph Co. 7.875%, due 11/15/29 (a)              415,000    450,420
Northern Telecom Capital 7.875%, due 06/15/26                                 960,000    840,000
Qwest Capital Funding, Inc.
   6.500%, due 11/15/18                                                       740,000    669,700
   7.625%, due 08/03/21                                                       520,000    506,350
   6.875%, due 07/15/28 (a)                                                    80,000     71,600
   7.750%, due 02/15/31                                                       225,000    218,250
Qwest Corp. 6.875%, due 09/15/33 (a)                                          590,000    541,325
Rogers Wireless, Inc. 7.625%, due 12/15/11                                    985,000    956,118
Shaw Communications, Inc. 6.150%, due 05/09/16                              1,070,000    952,398
Telefonica Emisones SAU 6.421%, due 06/20/16                                  660,000    680,249
Telestra Corp., Ltd. 6.250%, due 11/15/13                                   1,265,000    924,890
Verizon Communications 5.850%, due 09/15/35 (a)                               390,000    368,680
Verizon Maryland, Inc. 5.125%, due 06/15/33 (a)                               130,000    105,429

Met Investors Series Trust
Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                    Par
Security Description                                                               Amount        Value
---------------------------------------------------------------------------------------------------------
Verizon New York, Inc. - Series B 7.375%, due 04/01/32                         $    3,400,000 $ 3,554,319
                                                                                              -----------
                                                                                               12,269,928
                                                                                              -----------
Transportation -- 0.2%
Stena AB 7.500%, due 11/01/13                                                         715,000     706,063
                                                                                              -----------
U.S. Government & Agency Obligations -- 3.3%
Federal Home Loan Mortgage Corp. 5.125%, due 01/15/12                               1,400,000   1,888,166
Federal National Mortgage Assoc. 1.750%, due 03/26/08                             180,000,000   1,554,559
U.S. Treasury Bond
   5.375%, due 02/15/31 (a)                                                         4,185,000   4,521,437
   4.500%, due 02/15/16 (a)                                                         7,695,000   7,620,158
                                                                                              -----------
                                                                                               15,584,320
                                                                                              -----------
Total Domestic Bonds & Debt Securities (Cost $78,428,174)                                      79,012,291
                                                                                              -----------
Foreign Bonds & Debt Securities -- 11.1%
Argentina -- 0.3%
Argentina Bonos
   5.590%, due 08/03/12 (d)                                                           540,000     377,730
   2.000%, due 09/30/14                                                             2,820,000     940,152
                                                                                              -----------
                                                                                                1,317,882
                                                                                              -----------
Colombia -- 0.7%
Colombia Government International Bond
   11.750%, due 03/01/10                                                          489,000,000     219,225
   12.000%, due 10/22/15 (a)                                                    5,179,000,000   2,497,602
   8.125%, due 05/21/24 (a)                                                           230,000     254,150
Republic of Colombia 7.375%, due 01/27/17                                             115,000     120,175
                                                                                              -----------
                                                                                                3,091,152
                                                                                              -----------
Germany -- 1.8%
Eurohypo AG Europaische Hypothekenbank der Deutschen Bank 4.000%, due 02/01/07      1,470,000   1,867,714
Hypothekenbank in Essen AG 5.250%, due 01/22/08                                     1,440,000   1,861,841
Kreditanstalt fuer Wiederaufbau 2.500%, due 10/11/10                                2,335,000   2,838,336
Muenchener Hypothekenbank 5.000%, due 01/16/12                                      1,405,000   1,886,648
                                                                                              -----------
                                                                                                8,454,539
                                                                                              -----------
Ireland -- 1.6%
Depfa ACS Bank
   0.750%, due 09/22/08                                                           420,000,000   3,570,356
   4.875%, due 05/21/19                                                               700,000     962,382
Ireland Government Bond 4.600%, due 04/18/16                                        2,085,000   2,830,931
                                                                                              -----------
                                                                                                7,363,669
                                                                                              -----------
Japan -- 1.3%
Japan Government Two Year Bond 0.200%, due 09/20/07                               420,000,000   3,551,264
Oesterreichische Kontrollbank AG 1.800%, due 03/22/10                             315,000,000   2,756,383
                                                                                              -----------
                                                                                                6,307,647
                                                                                              -----------
Mexico -- 1.4%
America Movil S.A. de C.V.
   5.500%, due 03/01/14                                                               755,000     738,480
   9.000%, due 01/15/16                                                             5,100,000     473,334
Mexican Bonos
   9.000%, due 12/20/12                                                             7,000,000     662,614
   8.000%, due 12/17/15                                                            19,500,000   1,749,100
Mexico Government International Bond
   4.250%, due 06/16/15                                                             1,535,000   1,922,647

Met Investors Series Trust
Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                 Shares/
Security Description                                            Par Amount     Value
---------------------------------------------------------------------------------------
   6.750%, due 09/27/34 (a)                                     $   880,000 $   936,320
                                                                            -----------
                                                                              6,482,495
                                                                            -----------
Norway -- 0.6%
Government of Norway
   5.500%, due 05/15/09                                          15,150,000   2,416,754
   6.000%, due 05/16/11                                           2,035,000     338,857
                                                                            -----------
                                                                              2,755,611
                                                                            -----------
Peru -- 0.4%
Peru Government International Bond 5.000%, due 03/07/17           1,708,800   1,678,896
                                                                            -----------
Singapore -- 1.2%
Singapore Government Bond 4.625%, due 07/01/10                    8,445,000   5,618,529
                                                                            -----------
South Africa -- 0.7%
South Africa Government Bond 13.000%, due 08/31/10                7,975,000   1,176,150
South Africa Government International Bond 4.500%, due 04/05/16   1,520,000   1,883,612
                                                                            -----------
                                                                              3,059,762
                                                                            -----------
Sweden -- 0.4%
Kingdom of Sweden 5.250%, due 03/15/11                            6,460,000     944,108
Sweden Government Bond 6.500%, due 05/05/08                       6,485,000     929,547
                                                                            -----------
                                                                              1,873,655
                                                                            -----------
United Kingdom -- 0.6%
BSkyB Finance UK Plc 5.750%, due 10/20/17                           510,000     944,908
Scottish Power UK Plc 6.625%, due 01/14/10                          485,000     941,004
United Kingdom Gilt
   6.250%, due 11/25/10                                             285,000     563,678
   5.000%, due 03/07/25                                             190,000     385,340
                                                                            -----------
                                                                              2,834,930
                                                                            -----------
Uruguay -- 0.1%
Republic of Uruguay 8.000%, due 11/18/22                            475,000     503,500
                                                                            -----------
Total Foreign Bonds & Debt Securities (Cost $52,047,522)                     51,342,267
                                                                            -----------
Convertible Bonds -- 0.8%
Electronics -- 0.0%
Avnet, Inc. 2.000%, due 03/15/34 (a)                                130,000     124,475
                                                                            -----------
Pharmaceuticals -- 0.4%
Enzon Pharmaceuticals, Inc. 4.500%, due 07/01/08                  1,000,000     965,000
Valeant Pharmaceuticals 3.000%, due 08/16/10                      1,150,000   1,092,500
                                                                            -----------
                                                                              2,057,500
                                                                            -----------
Telecommunication Services - Diversified -- 0.4%
Level 3 Communications, Inc.
   6.000%, due 09/15/09 (a)                                         540,000     485,325
   2.875%, due 07/15/10                                           1,310,000   1,328,013
                                                                            -----------
                                                                              1,813,338
                                                                            -----------
Total Convertible Bonds (Cost $3,777,584)                                     3,995,313
                                                                            -----------
Common Stocks -- 66.1%
Automobiles -- 2.0%
Toyota Motor Corp. (a)                                               94,700   5,161,859
Yamaha Motor Co., Ltd.                                              147,700   3,931,639
                                                                            -----------
                                                                              9,093,498
                                                                            -----------
Banks -- 5.3%
Anglo Irish Bank Corp. Plc                                          391,960   6,436,149
Bank of America Corp.                                               134,750   7,218,557

Met Investors Series Trust
Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares      Value
---------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                  184 $ 2,362,452
Piraeus Bank S.A.                                 340,018   8,796,168
                                                          -----------
                                                           24,813,326
                                                          -----------
Beverages -- 3.5%
Hansen Natural Corp. *(a)                          64,500   2,094,960
Heineken N.V. (a)                                 175,925   8,030,493
PepsiCo, Inc.                                      89,975   5,871,768
                                                          -----------
                                                           15,997,221
                                                          -----------
Biotechnology -- 1.4%
Gilead Sciences, Inc. *                            92,785   6,374,329
                                                          -----------
Commercial Services & Supplies -- 2.4%
Capita Group Plc                                  700,810   7,174,681
Randstad Holdings N.V.                             68,625   3,901,358
                                                          -----------
                                                           11,076,039
                                                          -----------
Communications Equipment & Services -- 3.1%
Cisco Systems, Inc. *                             301,335   6,930,705
QUALCOMM, Inc.                                    208,165   7,566,798
                                                          -----------
                                                           14,497,503
                                                          -----------
Computers & Peripherals -- 5.9%
Apple Computer, Inc. *                            111,645   8,600,014
Hewlett-Packard Co.                               197,405   7,242,790
High Tech Computer Corp.                          176,000   4,646,727
Network Appliance, Inc. *                         189,125   6,999,516
                                                          -----------
                                                           27,489,047
                                                          -----------
Electrical Equipment & Services -- 1.9%
ABB, Ltd. (a)                                     678,950   8,920,239
                                                          -----------
Electronic Equipment & Instruments -- 1.0%
Ibiden Co., Ltd. (a)                               87,700   4,657,039
                                                          -----------
Energy Equipment & Services -- 1.6%
Schlumberger, Ltd.                                 51,475   3,192,994
Tenaris S.A. (ADR)                                118,675   4,198,722
                                                          -----------
                                                            7,391,716
                                                          -----------
Financial - Diversified -- 10.1%
Bank of China, Ltd. *                           8,828,000   3,789,983
Chicago Merchantile Exchange Holdings, Inc. (a)    11,320   5,413,790
Goldman Sachs Group, Inc. (The)                    51,250   8,669,962
Lehman Brothers Holdings, Inc.                     84,095   6,211,257
Man Group Plc                                     745,300   6,240,514
ORIX Corp.                                         11,320   3,146,369
Prudential Financial, Inc.                         61,000   4,651,250
Shinhan Financial Group Co., Ltd.                  78,160   3,513,960
UBS AG                                             86,245   5,152,028
                                                          -----------
                                                           46,789,113
                                                          -----------
Health Care Equipment & Supplies -- 1.1%
Johnson & Johnson                                  77,275   5,018,239
                                                          -----------
Health Care Providers & Services -- 1.2%
Medco Health Solutions, Inc. *                     90,500   5,439,955
                                                          -----------
Hotels, Restaurants & Leisure -- 0.8%
McDonald's Corp.                                   91,325   3,572,634
                                                          -----------
Industrial - Diversified -- 0.8%
General Electric Co.                              108,550   3,831,815
                                                          -----------

Met Investors Series Trust
Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                               Shares      Value
------------------------------------------------------------------------
Internet Software & Services -- 3.8%
Akamai Technologies, Inc. *(a)                   $  106,250 $  5,311,438
Google, Inc. - Class A *                             22,440    9,018,636
Monster Worldwide, Inc. *                            93,155    3,371,279
                                                            ------------
                                                              17,701,353
                                                            ------------
Machinery -- 0.9%
Komatsu, Ltd. (a)                                   245,000    4,260,918
                                                            ------------
Media -- 2.7%
Comcast Corp. - Class A *                           176,525    6,504,946
News Corp. - Class B (a)                            288,420    5,952,989
                                                            ------------
                                                              12,457,935
                                                            ------------
Metals & Mining -- 2.1%
BHP Billiton Plc                                    195,725    3,391,426
Precision Castparts Corp.                           103,675    6,548,113
                                                            ------------
                                                               9,939,539
                                                            ------------
Oil & Gas -- 1.4%
Exxon Mobil Corp.                                    58,850    3,948,835
Ultra Petroleum Corp. *                              50,195    2,414,881
                                                            ------------
                                                               6,363,716
                                                            ------------
Pharmaceuticals -- 2.0%
Roche Holding AG                                     53,045    9,176,204
                                                            ------------
Real Estate -- 1.6%
CB Richard Ellis Group, Inc. - Class A *            160,850    3,956,910
Sumitomo Realty & Development Co., Ltd. (a)         118,000    3,482,801
                                                            ------------
                                                               7,439,711
                                                            ------------
Retail - Multiline -- 1.3%
Marks & Spencer Group Plc                           487,505    5,857,392
                                                            ------------
Retail - Specialty -- 0.9%
Circuit City Stores, Inc.                           172,800    4,339,008
                                                            ------------
Software -- 1.4%
Oracle Corp. *                                      375,525    6,661,813
                                                            ------------
Telecommunication Services - Diversified -- 1.8%
BellSouth Corp.                                     128,875    5,509,406
KT Corp. (ADR)                                      133,225    2,860,341
                                                            ------------
                                                               8,369,747
                                                            ------------
Telecommunication Services - Wireless -- 3.0%
America Movil S.A. de C.V.                        5,105,400   10,088,529
China Mobile (Hong Kong), Ltd.                      557,900    3,951,262
                                                            ------------
                                                              14,039,791
                                                            ------------
Textiles, Apparel & Luxury Goods -- 1.1%
Puma AG Rudolf Dassler Sport                         15,525    5,291,691
                                                            ------------
Total Common Stocks (Cost $306,369,815)                      306,860,531
                                                            ------------

Met Investors Series Trust
Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                                     Par
Security Description                                                                                Amount       Value
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investment -- 4.2%
State Street Bank & Trust Co., Repurchase Agreement dated 09/29/06 at 3.400% to be repurchased at
  $19,334,477 on 10/02/06 collateralized by $19,595,000 FFCB at 4.875% due 12/16/15 with a value
  of $19,717,469. (Cost -- $19,329,000)                                                           $19,329,000 $ 19,329,000
                                                                                                              ------------
TOTAL INVESTMENTS -- 99.2% (Cost $459,952,095#)                                                                460,539,402
                                                                                                              ------------
Other Assets and Liabilities (net) -- 0.8%                                                                       3,495,896
                                                                                                              ------------
TOTAL NET ASSETS -- 100.0%                                                                                    $464,035,298
                                                                                                              ============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $17,986,191 and $17,398,884 respectively, resulting in a net unrealized appreciation of $587,307.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $64,091,155 and the collateral received consisted of cash in the amount of $66,433,211.
(b) Zero coupon bond - Interest rate represents current yield to maturity.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(d) Variable or floating rate security. The stated rate represents the rate at September 30, 2006
ADR - American Depositary Receipt
FFCB - Federal Farm Credit Bank

Met Investors Series Trust
Lord Abbett America's Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                           Par
Security Description                                                      Amount    Value
--------------------------------------------------------------------------------------------
Domestic Bonds & Debt Securities -- 21.9%
Auto Components -- 0.3%
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14                    $100,000 $   74,000
Hertz Corp. 8.875%, due 01/01/14 (144A) (a)                               150,000    157,875
Stanadyne Corp. Series 1 10.000%, due 08/15/14                             75,000     76,125
                                                                                  ----------
                                                                                     308,000
                                                                                  ----------
Automotive Loans -- 1.2%
Ford Motor Credit Co. 7.375%, due 10/28/09                                300,000    291,737
Ford Motor Credit Co. 7.250%, due 10/25/11                                125,000    118,006
General Motors Acceptance Corp. 7.250%, due 03/02/11                      650,000    654,325
                                                                                  ----------
                                                                                   1,064,068
                                                                                  ----------
Business Services -- 0.6%
Affinion Group, Inc. 11.500%, due 10/15/15                                200,000    206,000
RH Donnelley Corp. 8.875%, due 01/15/16                                   300,000    302,250
                                                                                  ----------
                                                                                     508,250
                                                                                  ----------
Chemicals -- 0.7%
Equistar Chemicals LP 7.550%, due 02/15/26                                200,000    186,000
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A) (a)                  250,000    239,375
Lyondell Chemical Co. 8.250%, due 09/15/16                                175,000    178,500
                                                                                  ----------
                                                                                     603,875
                                                                                  ----------
Commercial Services & Supplies -- 0.4%
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A) (a)                     225,000    235,125
FTI Consulting, Inc. 7.750%, due 10/01/16 (144A) (a)                       75,000     76,125
                                                                                  ----------
                                                                                     311,250
                                                                                  ----------
Computers & Peripherals -- 0.3%
Sungard Data Systems, Inc. 9.125%, due 08/15/13                           250,000    260,000
                                                                                  ----------
Containers & Packaging -- 0.9%
Berry Plastics Holding Corp. 8.875%, due 09/15/14 (144A) (a)              150,000    151,500
Crown Cork & Seal, Inc. 7.375%, due 12/15/26                              250,000    228,750
Graphic Packaging International Corp. 9.500%, due 08/15/13                250,000    256,875
Stone Container Finance Co. 7.375%, due 07/15/14                          170,000    155,550
                                                                                  ----------
                                                                                     792,675
                                                                                  ----------
Electric -- 0.4%
Mirant Americas General LLC 9.125%, due 05/01/31                          350,000    357,875
                                                                                  ----------
Electric Utilities -- 0.8%
Edison Mission Energy 7.750%, due 06/15/16 (144A) (a)                     350,000    356,125
Reliant Energy, Inc. 9.500%, due 07/15/13                                 300,000    312,750
                                                                                  ----------
                                                                                     668,875
                                                                                  ----------
Energy Equipment & Services -- 0.3%
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14                     250,000    234,688
                                                                                  ----------
Entertainment & Leisure -- 0.1%
AMC Entertainment, Inc. 11.000%, due 02/01/16                              75,000     82,125
                                                                                  ----------
Environmental Services -- 0.3%
Allied Waste North America, Inc. 7.250%, due 03/15/15                     250,000    249,375
                                                                                  ----------
Financial - Diversified -- 0.3%
Hughes Network Systems/HNS Finance Corp. 9.500%, due 04/15/14 (144A) (a)  250,000    258,750
                                                                                  ----------

Met Investors Series Trust
Lord Abbett America's Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                                    Par
Security Description                                                                               Amount    Value
---------------------------------------------------------------------------------------------------------------------
Food Retailers -- 0.3%
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12                                               $300,000 $  303,000
                                                                                                           ----------
Health Care Providers & Services -- 0.4%
DaVita, Inc. 7.250%, due 03/15/15                                                                  125,000    123,438
Tenet Healthcare Corp. 9.250%, due 02/01/15                                                        250,000    241,875
                                                                                                           ----------
                                                                                                              365,313
                                                                                                           ----------
Hotels, Restaurants & Leisure -- 0.5%
Gaylord Entertainment Co. 8.000%, due 11/15/13                                                     175,000    178,937
Landry's Restaurants, Inc. 7.500%, due 12/15/14                                                    200,000    192,500
River Rock Entertainment Authority 9.750%, due 11/01/11                                             50,000     53,375
Turning Stone Resort Casino Enterprise 9.125%, due 09/15/14 (144A) (a)                              50,000     50,750
                                                                                                           ----------
                                                                                                              475,562
                                                                                                           ----------
Industrial - Diversified -- 0.3%
Park - Ohio Industries, Inc. 8.375%, due 11/15/14                                                  250,000    228,750
                                                                                                           ----------
Media -- 1.0%
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp. 10.500%, due 08/15/14
  (144A) (a)                                                                                       325,000    318,500
Mediacom Broadband LLC 8.500%, due 10/15/15                                                        275,000    274,656
Mediacom LLC 9.500%, due 01/15/13                                                                  260,000    267,150
                                                                                                           ----------
                                                                                                              860,306
                                                                                                           ----------
Metals & Mining -- 0.2%
Novelis, Inc. 8.250%, due 02/15/15 (144A) (a)                                                      200,000    191,000
                                                                                                           ----------
Office Furnishings & Supplies -- 0.3%
ACCO Brands Corp. 7.625%, due 08/15/15                                                             300,000    291,750
                                                                                                           ----------
Oil & Gas -- 1.4%
Colorado Interstate Gas Co. 6.800%, due 11/15/15                                                   200,000    202,558
Dynegy Holdings Inc. 8.375%, due 05/01/16                                                          275,000    281,188
El Paso Corp. 7.000%, due 05/15/11                                                                 350,000    353,937
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14                                              100,000    101,000
Williams Companies, Inc. 7.875%, due 09/01/21                                                      300,000    315,000
                                                                                                           ----------
                                                                                                            1,253,683
                                                                                                           ----------
Oil & Gas Exploration & Production -- 0.5%
Chesapeake Energy Corp. 7.625%, due 07/15/13                                                       300,000    307,875
Houston Exploration Co. 7.000%, due 06/15/13                                                       150,000    146,250
                                                                                                           ----------
                                                                                                              454,125
                                                                                                           ----------
Paper & Forest Products -- 0.9%
Abitibi-Consolidated, Inc. 8.550%, due 08/01/10                                                    250,000    249,375
Bowater, Inc. 6.500%, due 06/15/13                                                                 225,000    200,812
Buckeye Technologies, Inc. 8.000%, due 10/15/10                                                    125,000    120,625
Domtar, Inc. 7.875%, due 10/15/11                                                                  175,000    175,000
                                                                                                           ----------
                                                                                                              745,812
                                                                                                           ----------
Pharmaceuticals -- 0.5%
Mylan Laboratories, Inc. 6.375%, due 08/15/15                                                      200,000    194,750
Warner Chilcott Corp. 8.750%, due 02/01/15                                                         225,000    234,000
                                                                                                           ----------
                                                                                                              428,750
                                                                                                           ----------
Telecommunication Services - Diversified -- 2.1%
Cincinnati Bell, Inc. 7.000%, due 02/15/15                                                         800,000    788,000
Intelsat Bermuda, Ltd. 9.250%, due 06/15/16 (144A) (a)                                             150,000    158,437
Qwest Capital Funding, Inc. 7.900%, due 08/15/10                                                   600,000    619,500

Met Investors Series Trust
Lord Abbett America's Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                 Par
Security Description                                            Amount      Value
------------------------------------------------------------------------------------
Syniverse Technologies, Inc. 7.750%, due 08/15/13             $  250,000 $   241,875
                                                                         -----------
                                                                           1,807,812
                                                                         -----------
Telecommunication Services - Wireless -- 0.5%
Dobson Communications Corp. 8.875%, due 10/01/13                 250,000     249,063
Rural Cellular Corp. 9.750%, due 01/15/10                        200,000     202,250
                                                                         -----------
                                                                             451,313
                                                                         -----------
Textiles, Apparel & Luxury Goods -- 0.5%
Elizabeth Arden, Inc. 7.750%, due 01/15/14                       300,000     295,500
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (a)                    100,000     106,250
                                                                         -----------
                                                                             401,750
                                                                         -----------
U.S. Government & Agency Obligations -- 5.9%
Federal Home Loan Mortgage Corp. 5.750%, due 04/15/08          2,000,000   2,022,658
Federal National Mortgage Assoc.
   6.000%, due 02/01/34-04/01/36                               2,203,532   2,217,318
   6.500%, due 07/01/35-09/01/36                                 856,560     872,926
                                                                         -----------
                                                                           5,112,902
                                                                         -----------
Total Domestic Bonds & Debt Securities (Cost $19,000,741)                 19,071,634
                                                                         -----------
Convertible Bonds -- 3.8%
Aerospace & Defense -- 0.4%
DRS Technologies, Inc. 2.000%, due 02/01/26 (144A) (a)           100,000      97,875
EDO Corp. 4.000%, due 11/15/25                                   300,000     289,875
                                                                         -----------
                                                                             387,750
                                                                         -----------
Biotechnology -- 0.3%
Amgen, Inc. 0.125%, due 02/01/11 (144A) (a)                      250,000     253,750
                                                                         -----------
Computers & Peripherals -- 0.4%
Cadence Design Systems, Inc. 0.000%, due 08/15/23 +              300,000     345,375
                                                                         -----------
Electrical Equipment & Instruments -- 0.2%
LSI Logic Corp. 4.000%, due 05/15/10                             150,000     151,125
                                                                         -----------
Hotels, Restaurants & Leisure -- 0.3%
Hilton Hotels Corp. 3.375%, due 04/15/23                         200,000     262,500
                                                                         -----------
Industrial - Diversified -- 0.3%
Roper Industries, Inc. 1.481%/0.000%, due 01/15/34 (b)           400,000     237,500
                                                                         -----------
Oil & Gas -- 0.8%
Devon Energy Corp. 4.900%, due 08/15/08                          300,000     378,375
Hanover Compressor Co. 4.750%, due 01/15/14                      250,000     350,000
                                                                         -----------
                                                                             728,375
                                                                         -----------
Pharmaceuticals -- 0.5%
CV Therapeutics, Inc. 3.250%, due 08/16/13                       250,000     202,500
MGI Pharma, Inc. 1.682%/0.000%, due 03/02/24 (b)                 400,000     260,000
                                                                         -----------
                                                                             462,500
                                                                         -----------
Road & Rail -- 0.4%
CSX Corp. 0.509%, due 10/30/21 +                                 300,000     357,750
                                                                         -----------
Telecommunication Services - Diversified -- 0.2%
Qwest Communications International, Inc. 3.500%, due 11/15/25    100,000     163,250
                                                                         -----------
Total Convertible Bonds (Cost $2,869,769)                                  3,349,875
                                                                         -----------

Met Investors Series Trust
Lord Abbett America's Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                        Shares    Value
--------------------------------------------------------------
Common Stocks -- 68.2%
Banks -- 2.1%
Bank of America Corp.                        18,000 $  964,260
Royal Bank of Scotland Group Plc             26,159    899,364
                                                    ----------
                                                     1,863,624
                                                    ----------
Beverages -- 1.1%
Coca-Cola Amatil, Ltd.                      190,318    948,945
                                                    ----------
Chemicals -- 5.9%
Chemtura Corp.                              115,600  1,002,252
Dow Chemical Co.                             16,700    650,966
Eastman Chemical Co.                         40,200  2,171,604
Monsanto Co.                                 26,900  1,264,569
                                                    ----------
                                                     5,089,391
                                                    ----------
Commercial Services & Supplies -- 5.6%
R. R. Donnelley & Sons Co.                   62,300  2,053,408
The ServiceMaster Co.                       162,000  1,816,020
Waste Management, Inc.                       26,500    972,020
                                                    ----------
                                                     4,841,448
                                                    ----------
Communications Equipment & Services -- 0.8%
Avaya, Inc. *                                57,621    659,184
                                                    ----------
Containers & Packaging -- 1.5%
Ball Corp.                                   31,800  1,286,310
                                                    ----------
Electric Services -- 2.3%
Puget Energy, Inc.                           88,200  2,004,786
                                                    ----------
Electric Utilities -- 2.1%
Ameren Corp.                                 35,100  1,852,929
                                                    ----------
Electrical Equipment & Services -- 1.0%
Hubbell, Inc. - Class B                      18,300    876,570
                                                    ----------
Energy Equipment & Services -- 1.4%
GlobalSantaFe Corp.                          23,700  1,184,763
                                                    ----------
Food & Drug Retailing -- 1.9%
H.J. Heinz Co.                               39,100  1,639,463
                                                    ----------
Food Products -- 2.7%
Cadbury Schweppes Plc                        64,471    683,480
Kellogg Co.                                  34,300  1,698,536
                                                    ----------
                                                     2,382,016
                                                    ----------
Hotels, Restaurants & Leisure -- 1.0%
McDonald's Corp.                             23,300    911,496
                                                    ----------
Household Durables -- 5.7%
Newell Rubbermaid, Inc.                      62,700  1,775,664
Snap-On, Inc.                                29,700  1,323,135
Tupperware Corp.                             95,900  1,866,214
                                                    ----------
                                                     4,965,013
                                                    ----------
Household Products -- 0.5%
Henkel KGaA                                   3,736    462,296
                                                    ----------
Insurance -- 6.8%
ACE, Ltd.                                    29,800  1,630,954
Chubb Corp. (The)                             2,800    145,488
PartnerRe, Ltd.                              19,700  1,331,129
SAFECO Corp.                                 17,100  1,007,703

Met Investors Series Trust
Lord Abbett America's Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares     Value
-------------------------------------------------------------------------
XL Capital, Ltd. - Class A                             25,600 $ 1,758,720
                                                              -----------
                                                                5,873,994
                                                              -----------
Media -- 2.3%
Clear Channel Communications, Inc.                     69,200   1,996,420
                                                              -----------
Oil & Gas -- 6.3%
Chevron Corp.                                          30,200   1,958,772
EOG Resources, Inc.                                     8,100     526,905
Halliburton Co.                                        37,400   1,064,030
NiSource, Inc.                                         90,200   1,960,948
                                                              -----------
                                                                5,510,655
                                                              -----------
Paper & Forest Products -- 3.4%
Bowater, Inc.                                          64,200   1,320,594
MeadWestvaco Corp.                                     62,600   1,659,526
                                                              -----------
                                                                2,980,120
                                                              -----------
Pharmaceuticals -- 3.4%
Bristol-Myers Squibb Co.                               78,600   1,958,712
Mylan Laboratories, Inc.                               49,450     995,428
                                                              -----------
                                                                2,954,140
                                                              -----------
Retail - Multiline -- 1.2%
Federated Department Stores, Inc.                      23,570   1,018,460
                                                              -----------
Retail - Specialty -- 2.9%
Kesa Electricals Plc                                  158,060     964,729
OfficeMax, Inc.                                        38,000   1,548,120
                                                              -----------
                                                                2,512,849
                                                              -----------
Telecommunication Services - Diversified -- 4.7%
AT&T, Inc.                                             78,100   2,542,936
BellSouth Corp.                                        19,800     846,450
Verizon Communications, Inc.                           18,300     679,479
                                                              -----------
                                                                4,068,865
                                                              -----------
Trading Companies & Distributors -- 1.6%
Genuine Parts Co.                                      32,500   1,401,725
                                                              -----------
Total Common Stocks (Cost $54,219,558)                         59,285,462
                                                              -----------
Preferred Stocks -- 2.0%
Electrical Equipment & Services -- 0.4%
CMS Energy Corp. 4.500%, due 12/31/49                   5,000     389,375
                                                              -----------
Insurance -- 0.6%
Fortis Insurance N.V. 7.750%, due 01/26/08 (144A) (a)     150     210,150
XL Capital, Ltd. 6.500%, due 05/15/07                  12,000     272,400
                                                              -----------
                                                                  482,550
                                                              -----------
Media -- 0.3%
Interpublic Group of Cos., Inc. 5.375%, due 12/15/06    6,000     223,140
                                                              -----------
Oil & Gas -- 0.7%
El Paso Corp. 4.990%, due 12/31/49                        500     611,750
                                                              -----------
Total Preferred Stocks (Cost $1,545,112)                        1,706,815
                                                              -----------

Met Investors Series Trust
Lord Abbett America's Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                Par
Security Description                                           Amount      Value
-----------------------------------------------------------------------------------
Short-Term Investment -- 4.0%
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 2.550% to be repurchased at $3,472,738 on
  10/02/06 collateralized by $3,525,000 FHLB at 4.125% due
  04/18/08 with a value of $3,544,313. (Cost -- $3,472,000)  $3,472,000   3,472,000
                                                                        -----------
TOTAL INVESTMENTS -- 99.9% (Cost $81,107,180#)                           86,885,786
                                                                        -----------
Other Assets and Liabilities (net) -- 0.1%                                   46,165
                                                                        -----------
TOTAL NET ASSETS -- 100.0%                                              $86,931,951
                                                                        ===========

Portfolio Footnotes:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,040,997 and $1,262,391 respectively, resulting in a net unrealized appreciation of $5,778,606.
*   Non-income producing security
+   Zero coupon bond - Interest rate represents current yield to maturity.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(b) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
FHLB - Federal Home Loan Bank

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                                          Par
Security Description                                                                     Amount       Value
--------------------------------------------------------------------------------------------------------------
Domestic Bonds & Debt Securities -- 72.7%
Aerospace & Defense -- 1.1%
Armor Holdings, Inc. 8.250%, due 08/15/13 (a)                                          $ 2,000,000 $ 2,080,000
DRS Technologies, Inc. 6.875%, due 11/01/13                                              6,000,000   5,955,000
Esterline Technologies Corp. 7.750%, due 06/15/13                                        3,000,000   3,045,000
L-3 Communications Corp.
   6.125%, due 01/15/14                                                                  6,000,000   5,850,000
   6.375%, due 10/15/15                                                                  2,725,000   2,663,688
                                                                                                   -----------
                                                                                                    19,593,688
                                                                                                   -----------
Apparel & Textiles -- 0.4%
Quiksilver, Inc. 6.875%, due 04/15/15 (a)                                                6,500,000   6,191,250
                                                                                                   -----------
Auto Components -- 1.5%
Accuride Corp. 8.500%, due 02/01/15                                                      1,500,000   1,402,500
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14 (a)                                4,000,000   2,960,000
Cummins, Inc. 9.500%, due 12/01/10                                                       2,500,000   2,630,748
Hertz Corp. 8.875%, due 01/01/14 (144A) (b)                                              6,000,000   6,315,000
Stanadyne Corp., Series 1 10.000%, due 08/15/14 (a)                                      2,000,000   2,030,000
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (c)                                2,750,000   1,828,750
Tenneco Automotive, Inc. 8.625%, due 11/15/14 (a)                                        3,375,000   3,349,687
United Rentals North America, Inc. 7.750%, due 11/15/13 (a)                              5,500,000   5,445,000
                                                                                                   -----------
                                                                                                    25,961,685
                                                                                                   -----------
Automobiles -- 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 7.625%, due 05/15/14 (144A) (a)(b)   5,500,000   5,362,500
General Motors Corp. 7.200%, due 01/15/11 (a)                                            9,060,000   8,391,825
Williams Scotsman, Inc. 8.500%, due 10/01/15                                             7,500,000   7,706,250
                                                                                                   -----------
                                                                                                    21,460,575
                                                                                                   -----------
Automotive Loans -- 2.5%
Ford Motor Credit Co.
   7.375%, due 10/28/09                                                                  8,500,000   8,265,876
   7.250%, due 10/25/11                                                                  8,500,000   8,024,408
General Motors Acceptance Corp.
   7.250%, due 03/02/11 (a)                                                             25,000,000  25,166,350
   6.750%, due 12/01/14 (a)                                                              2,350,000   2,297,738
                                                                                                   -----------
                                                                                                    43,754,372
                                                                                                   -----------
Building Materials -- 0.3%
Interline Brands, Inc. 8.125%, due 06/15/14 (a)                                          4,500,000   4,578,750
                                                                                                   -----------
Building Products -- 0.1%
Ainsworth Lumber Co., Ltd. 7.250%, due 10/01/12 (a)                                      2,300,000   1,713,500
                                                                                                   -----------
Business Services -- 0.7%
Affinion Group, Inc. 11.500%, due 10/15/15 (144A) (b)                                    4,300,000   4,429,000
RH Donnelley Corp. 8.875%, due 01/15/16 (144A) (b)                                       7,500,000   7,556,250
                                                                                                   -----------
                                                                                                    11,985,250
                                                                                                   -----------
Chemicals -- 2.8%
Equistar Chemicals LP 7.550%, due 02/15/26                                               7,615,000   7,081,950
Hercules, Inc. 6.750%, due 10/15/29                                                      6,000,000   5,737,500
Huntsman LLC 11.500%, due 07/15/12                                                       1,320,000   1,508,100
IMC Global, Inc.
   7.300%, due 01/15/28                                                                    550,000     491,563
   Series B11.250%, due 06/01/11                                                         4,000,000   4,245,000
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A) (a)(b)                              6,500,000   6,223,750
Lyondell Chemical Co. 8.000%, due 09/15/14                                               3,775,000   3,841,062

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                  Par
Security Description                                                             Amount       Value
------------------------------------------------------------------------------------------------------
Nalco Co. 8.875%, due 11/15/13 (a)                                             $ 6,000,000 $ 6,285,000
Nova Chemicals Corp. 6.500%, due 01/15/12 (a)                                    3,125,000   2,953,125
Rhodia 8.875%, due 06/01/11 (a)                                                  3,916,000   4,062,850
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14                            4,500,000   4,455,000
Terra Capital, Inc. 11.500%, due 06/01/10                                        1,950,000   2,130,375
                                                                                           -----------
                                                                                            49,015,275
                                                                                           -----------
Commercial Services & Supplies -- 0.8%
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A) (b)                            4,500,000   4,702,500
FTI Consulting, Inc. 7.750%, due 10/01/16 (144A) (b)                             1,150,000   1,167,250
Iron Mountain, Inc. 7.750%, due 01/15/15 (a)                                     8,000,000   8,040,000
                                                                                           -----------
                                                                                            13,909,750
                                                                                           -----------
Communications Equipment -- 0.2%
Ubiquitel Operating Co. 9.875%, due 03/01/11                                     2,650,000   2,888,500
                                                                                           -----------
Computer Software & Processing -- 0.1%
Unisys Corp. 8.000%, due 10/15/12 (a)                                            1,200,000   1,128,000
                                                                                           -----------
Containers & Packaging -- 2.1%
Berry Plastics Holding Corp. 8.875%, due 09/15/14 (144A) (b)                     4,000,000   4,040,000
Crown Cork & Seal, Inc. 7.375%, due 12/15/26 (a)                                12,000,000  10,980,000
Graphic Packaging International Corp. 9.500%, due 08/15/13 (a)                   4,000,000   4,110,000
Owens Brockway Glass Container, Inc.
   8.875%, due 02/15/09                                                          2,637,000   2,722,702
   7.750%, due 05/15/11                                                          5,500,000   5,678,750
Owens-Illinois, Inc. 7.500%, due 05/15/10 (a)                                    7,000,000   7,035,000
Stone Container Finance Co. 7.375%, due 07/15/14                                 2,000,000   1,830,000
                                                                                           -----------
                                                                                            36,396,452
                                                                                           -----------
Electric -- 0.6%
Mirant Americas General LLC 9.125%, due 05/01/31 (a)                             5,250,000   5,368,125
Mirant North America LLC 7.375%, due 12/31/13 (a)                                5,000,000   5,031,250
                                                                                           -----------
                                                                                            10,399,375
                                                                                           -----------
Electric Services -- 1.4%
Duke Energy Co. 5.375%, due 01/01/09                                             6,500,000   6,513,416
Midwest Generation LLC 8.750%, due 05/01/34                                      5,000,000   5,362,500
Pacific Gas & Electric 4.800%, due 03/01/14 (a)                                  2,500,000   2,409,580
PSEG Energy Holdings LLC 8.500%, due 06/15/11                                    5,500,000   5,885,000
Virginia Electric & Power Co. 4.500%, due 12/15/10                               5,000,000   4,841,020
                                                                                           -----------
                                                                                            25,011,516
                                                                                           -----------
Electric Utilities -- 1.8%
Edison Mission Energy 7.750%, due 06/15/16 (144A) (b)                           10,000,000  10,175,000
Mission Energy Holding Co. 13.500%, due 07/15/08                                 2,000,000   2,242,500
Nevada Power Co. 5.875%, due 01/15/15                                            3,500,000   3,501,740
NRG Energy, Inc. 7.250%, due 02/01/14                                            5,000,000   4,975,000
Reliant Energy, Inc.
   6.750%, due 12/15/14                                                          5,400,000   5,163,750
   9.500%, due 07/15/13                                                          5,500,000   5,733,750
                                                                                           -----------
                                                                                            31,791,740
                                                                                           -----------
Energy -- 0.1%
Pacific Energy Partners LP / Pacific Energy Finance Corp. 6.250%, due 09/15/15   1,000,000     990,000
                                                                                           -----------
Energy Equipment & Services -- 0.3%
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14                            3,500,000   3,285,625
PPL Corp. 6.400%, due 11/01/11                                                   2,000,000   2,076,514
                                                                                           -----------
                                                                                             5,362,139
                                                                                           -----------

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                            Par
Security Description                                                       Amount      Value
-----------------------------------------------------------------------------------------------
Entertainment & Leisure -- 0.9%
AMC Entertainment, Inc.
   8.000%, due 03/01/14                                                  $8,000,000 $ 7,560,000
   11.000%, due 02/01/16                                                  2,275,000   2,491,125
Cinemark USA, Inc. 9.000%, due 02/01/13                                   2,600,000   2,710,500
Seneca Gaming Corp. 7.250%, due 05/01/12                                  3,500,000   3,517,500
                                                                                    -----------
                                                                                     16,279,125
                                                                                    -----------
Environmental Services -- 1.0%
Allied Waste North America, Inc.
   5.750%, due 02/15/11                                                   4,000,000   3,855,000
   7.875%, due 04/15/13                                                   6,000,000   6,165,000
   7.250%, due 03/15/15 (a)                                               7,500,000   7,481,250
                                                                                    -----------
                                                                                     17,501,250
                                                                                    -----------
Financial - Diversified -- 0.3%
Alamosa Delaware, Inc. 11.000%, due 07/31/10                              1,500,000   1,646,250
Hughes Network Systems/HNS Finance Corp. 9.500%, due 04/15/14 (144A) (b)  2,175,000   2,251,125
JSG Funding 9.625%, due 10/01/12                                          1,850,000   1,961,000
                                                                                    -----------
                                                                                      5,858,375
                                                                                    -----------
Food & Drug Retailing -- 0.0%
Supervalu, Inc. 7.500%, due 05/15/12                                        725,000     738,740
                                                                                    -----------
Food Products -- 0.5%
Dole Food Co., Inc. 8.750%, due 07/15/13                                  6,200,000   5,828,000
Land O' Lakes, Inc. 9.000%, due 12/15/10                                  1,900,000   2,023,500
                                                                                    -----------
                                                                                      7,851,500
                                                                                    -----------
Food Retailers -- 1.1%
Couche-Tard US LP/Couche-Tard Finance Corp. 7.500%, due 12/15/13          2,725,000   2,779,500
Dominos, Inc. 8.250%, due 07/01/11 (a)                                    4,183,000   4,413,065
Ingles Markets, Inc. 8.875%, due 12/01/11                                 5,000,000   5,237,500
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12                       6,375,000   6,438,750
                                                                                    -----------
                                                                                     18,868,815
                                                                                    -----------
Health Care Equipment & Supplies -- 0.9%
Alliance Imaging 7.250%, due 12/15/12 (a)                                 2,975,000   2,796,500
CDRV Investors, Inc. 0.000%/9.625%, due 01/01/15 (c)                      5,050,000   3,762,250
Fresenius Med Cap Trust II 7.875%, due 02/01/08                           1,050,000   1,068,375
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14 (a)                   2,450,000   2,499,000
Vanguard Health Holding Co. II 9.000%, due 10/01/14                       5,000,000   4,875,000
                                                                                    -----------
                                                                                     15,001,125
                                                                                    -----------
Health Care Providers & Services -- 2.2%
Ameripath, Inc. 10.500%, due 04/01/13                                     5,500,000   5,857,500
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                           5,000,000   4,750,000
DaVita, Inc. 7.250%, due 03/15/15 (a)                                     7,500,000   7,406,250
HCA, Inc. 6.375%, due 01/15/15 (a)                                        5,500,000   4,455,000
Select Medical Corp. 7.625%, due 02/01/15                                 2,825,000   2,394,188
Tenet Healthcare Corp.
   7.375%, due 02/01/13                                                   3,525,000   3,194,531
   9.875%, due 07/01/14                                                   3,000,000   3,003,750
   9.250%, due 02/01/15                                                   3,500,000   3,386,250
Triad Hospitals, Inc. 7.000%, due 11/15/13 (a)                            1,700,000   1,659,625
UnitedHealth Group, Inc. 4.875%, due 04/01/13 (a)                         3,000,000   2,913,075
                                                                                    -----------
                                                                                     39,020,169
                                                                                    -----------
Homebuilders -- 0.3%
Beazer Homes USA, Inc. 6.500%, due 11/15/13                               5,000,000   4,537,500
William Lyon Homes, Inc. 10.750%, due 04/01/13 (a)                        1,500,000   1,387,500
                                                                                    -----------
                                                                                      5,925,000
                                                                                    -----------

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                Par
Security Description                                                           Amount       Value
----------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 5.6%
Boyd Gaming Corp.
   8.750%, due 04/15/12 (a)                                                  $ 3,125,000 $ 3,296,875
   7.125%, due 02/01/16                                                        4,500,000   4,376,250
Dennys Holdings, Inc. 10.000%, due 10/01/12 (a)                                5,000,000   5,200,000
Friendly Ice Cream Corp. 8.375%, due 06/15/12 (a)                              2,000,000   1,825,000
Gaylord Entertainment Co.
   8.000%, due 11/15/13                                                        7,500,000   7,668,750
   6.750%, due 11/15/14                                                        5,000,000   4,806,250
Hard Rock Hotel, Inc. 8.875%, due 06/01/13                                     6,000,000   6,517,500
Harrah's Operation Co., Inc. 5.375%, due 12/15/13 (a)                          2,000,000   1,873,256
Isle of Capri Casinos, Inc.
   9.000%, due 03/15/12                                                        3,000,000   3,146,250
   7.000%, due 03/01/14                                                        9,000,000   8,595,000
Landry's Restaurants, Inc. 7.500%, due 12/15/14 (a)                            6,500,000   6,256,250
Las Vegas Sands Corp. 6.375%, due 02/15/15 (a)                                 6,000,000   5,662,500
Mandalay Resort Group 9.375%, due 02/15/10 (a)                                 2,000,000   2,147,500
MGM Mirage, Inc. 6.750%, due 09/01/12                                          8,000,000   7,930,000
Park Place Entertainment Corp. 9.375%, due 02/15/07                            1,750,000   1,771,875
Premier Entertainment Biloxi LLC 10.750%, due 02/01/12                         3,100,000   3,169,750
River Rock Entertainment Authority 9.750%, due 11/01/11                        4,800,000   5,124,000
Scientific Games Corp. 6.250%, due 12/15/12                                    2,500,000   2,418,750
Station Casinos, Inc. 6.500%, due 02/01/14                                     4,500,000   4,235,625
Turning Stone Casino Resort Enterprise 9.125%, due 12/15/10 - 09/15/14 (b)     6,300,000   6,407,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%, due 12/01/14 (a)             5,000,000   4,875,000
                                                                                         -----------
                                                                                          97,303,381
                                                                                         -----------
Household Durables -- 0.3%
Standard Pacific Corp. 7.000%, due 08/15/15 (a)                                6,000,000   5,430,000
                                                                                         -----------
Industrial - Diversified -- 0.4%
Clarke American Corp. 11.750%, due 12/15/13                                    3,500,000   3,640,000
Park - Ohio Industries, Inc. 8.375%, due 11/15/14                              3,350,000   3,065,250
                                                                                         -----------
                                                                                           6,705,250
                                                                                         -----------
Machinery -- 0.5%
Gardner Denver, Inc. 8.000%, due 05/01/13                                      4,100,000   4,284,500
JLG Industries, Inc. 8.250%, due 05/01/08                                      2,000,000   2,080,000
Manitowoc Co., Inc. 7.125%, due 11/01/13                                       2,500,000   2,475,000
                                                                                         -----------
                                                                                           8,839,500
                                                                                         -----------
Media -- 4.6%
Allbritton Communications Co. 7.750%, due 12/15/12 (a)                         7,500,000   7,593,750
CCH I LLC 11.000%, due 10/01/15                                               10,500,000   9,607,500
Century Communications Corp. - Class A 9.500%, due 03/01/05 (a) (d)            1,850,000   2,081,250
Charter Communications 10.250%, due 09/15/10                                   4,540,000   4,653,500
DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13                                                        1,625,000   1,692,031
   6.375%, due 06/15/15                                                        8,000,000   7,560,000
EchoStar DBS Corp.
   6.375%, due 10/01/11                                                        6,000,000   5,857,500
   7.125%, due 02/01/16 (144A)(b)                                              6,000,000   5,827,500
FrontierVision Operating Partners LP, Series B 11.875%, due 09/15/07 (a) (d)   1,000,000   1,245,000
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14                           2,485,000   2,161,950
Lin Television Corp. 6.500%, due 05/15/13 (a)                                  7,000,000   6,562,500
Mediacom Broadband LLC 8.500%, due 10/15/15 (a)                                2,725,000   2,721,594
Mediacom LLC 9.500%, due 01/15/13 (a)                                          6,500,000   6,678,750
Paxson Communications Corp. 11.757%, due 01/15/13 (144A) (a)(b)(e)             2,000,000   2,025,000
Radio One, Inc. 6.375%, due 02/15/13                                           2,000,000   1,830,000

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                Par
Security Description                                           Amount       Value
-------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.
   8.000%, due 03/15/12                                      $ 2,107,000 $  2,146,506
   8.750%, due 12/15/11                                        2,000,000    2,095,000
Warner Music Group 7.375%, due 04/15/14                        7,500,000    7,350,000
                                                                         ------------
                                                                           76,689,331
                                                                         ------------
Metals & Mining -- 1.3%
AK Steel Corp. 7.750%, due 06/15/12 (a)                        4,000,000    3,915,000
Allegheny Ludlum Corp. 6.950%, due 12/15/25                    4,000,000    4,080,000
Century Aluminum Co. 7.500%, due 08/15/14 (a)                  3,500,000    3,517,500
Novelis, Inc. 8.250%, due 02/15/15 (144A) (b) (a)              6,000,000    5,730,000
Peabody Energy Corp. 5.875%, due 04/15/16 (a)                  4,500,000    4,151,250
Timken Co. 5.750%, due 02/15/10                                1,500,000    1,495,109
                                                                         ------------
                                                                           22,888,859
                                                                         ------------
Office Furnishings & Supplies -- 0.3%
ACCO Brands Corp. 7.625%, due 08/15/15 (a)                     5,000,000    4,862,500
                                                                         ------------
Oil & Gas -- 7.2%
Airgas, Inc. 6.250%, due 07/15/14                              4,000,000    3,750,000
Chesapeake Energy Corp. 6.250%, due 01/15/18                  10,000,000    9,325,000
Dynegy Holdings, Inc.
   6.875%, due 04/01/11 (a)                                    4,175,000    4,086,281
   8.375%, due 05/01/16 (a)                                    5,500,000    5,623,750
El Paso Corp.
   7.000%, due 05/15/11                                       15,000,000   15,168,750
   7.750%, due 01/15/32                                        4,500,000    4,635,000
El Paso Production Holding Co. 7.750%, due 06/01/13            3,000,000    3,082,500
Ferrellgas LP 6.750%, due 05/01/14                             5,500,000    5,403,750
Ferrellgas Partners LLP 8.750%, due 06/15/12                   4,000,000    4,180,000
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14 (a)      5,000,000    5,050,000
Grant Prideco, Inc. 6.125%, due 08/15/15                       3,000,000    2,880,000
Hanover Compressor Co.
   8.625%, due 12/15/10                                        3,000,000    3,135,000
   7.500%, due 04/15/13                                        1,850,000    1,859,250
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16            5,500,000    5,720,000
KCS Energy, Inc. 7.125%, due 04/01/12                          5,000,000    4,825,000
Kerr-McGee Corp. 6.950%, due 07/01/24                          6,000,000    6,458,280
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
   6.875%, due 11/01/14                                        5,000,000    4,725,000
   8.500%, due 07/15/16 (144A)(b)                                825,000      831,188
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28   1,510,000    1,482,664
Pogo Producing Co. 6.625%, due 03/15/15                        8,500,000    8,160,000
Pride International, Inc. 7.375%, due 07/15/14                 1,500,000    1,552,500
Quicksilver Resources, Inc. 7.125%, due 04/01/16               2,400,000    2,286,000
Range Resources Corp. 7.375%, due 07/15/13                     2,575,000    2,600,750
SEMCO Energy, Inc. 7.125%, due 05/15/08                        8,000,000    7,993,544
Sonat, Inc. 7.625%, due 07/15/11                               1,500,000    1,545,000
Williams Companies, Inc. 7.875%, due 09/01/21                  8,000,000    8,400,000
                                                                         ------------
                                                                          124,759,207
                                                                         ------------
Oil & Gas Exploration & Production -- 1.1%
Dresser-Rand Group, Inc. 7.375%, due 11/01/14                  4,750,000    4,690,625
Forest Oil Corp. 8.000%, due 06/15/08                          1,500,000    1,546,875
Houston Exploration Co. 7.000%, due 06/15/13                   6,025,000    5,874,375
Tesoro Corp. 6.250%, due 11/01/12 (144A) (b)                   6,500,000    6,296,875
                                                                         ------------
                                                                           18,408,750
                                                                         ------------
Paper & Forest Products -- 2.4%
Abitibi-Consolidated, Inc. 8.550%, due 08/01/10 (a)            7,002,000    6,984,495

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                   Par
Security Description                                              Amount       Value
---------------------------------------------------------------------------------------
Bowater, Inc.
   6.500%, due 06/15/13                                         $ 4,000,000 $ 3,570,000
   9.500%, due 10/15/12 (a)                                       4,000,000   4,080,000
Buckeye Technologies, Inc. 8.000%, due 10/15/10                   5,400,000   5,211,000
Domtar, Inc. 7.875%, due 10/15/11 (a)                             4,000,000   4,000,000
Jefferson Smurfit Corp.
   8.250%, due 10/01/12                                           1,750,000   1,684,375
   7.500%, due 06/01/13 (a)                                       4,000,000   3,710,000
Norske Skog Canada 7.375%, due 03/01/14                           6,500,000   6,012,500
Rock-Tenn Co. 8.200%, due 08/15/11                                3,175,000   3,317,875
Tembec Industries, Inc. 7.750%, due 03/15/12 (a)                  2,000,000   1,020,000
Tembec Industries, Inc. (Yankee) 8.625%, due 06/30/09 (a)         2,350,000   1,316,000
                                                                            -----------
                                                                             40,906,245
                                                                            -----------
Personal Products -- 0.3%
Playtex Products, Inc. 9.375%, due 06/01/11 (a)                   5,000,000   5,250,000
                                                                            -----------
Pharmaceuticals -- 1.2%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14 (144A) (b)   5,000,000   4,775,000
Mylan Laboratories, Inc. 6.375%, due 08/15/15                     6,500,000   6,329,375
Warner Chilcott Corp. 8.750%, due 02/01/15                        8,500,000   8,840,000
                                                                            -----------
                                                                             19,944,375
                                                                            -----------
Publishing -- 0.7%
Dex Media West, Series B 9.875%, due 08/15/13                     3,418,000   3,708,530
Houghton Mifflin Co. 8.250%, due 02/01/11                         7,000,000   7,227,500
PRIMEDIA, Inc. 8.875%, due 05/15/11 (a)                           1,500,000   1,473,750
                                                                            -----------
                                                                             12,409,780
                                                                            -----------
Real Estate -- 0.8%
Felcor Lodging LP (REIT) 8.500%, due 06/01/11                     2,260,000   2,404,075
Host Marriott LP (REIT)
   9.250%, due 10/01/07                                           2,250,000   2,331,563
   7.000%, due 08/15/12                                           6,150,000   6,249,937
   6.375%, due 03/15/15                                           3,000,000   2,925,000
                                                                            -----------
                                                                             13,910,575
                                                                            -----------
Retail - Multiline -- 0.9%
Bon-Ton Stores, Inc.(The) 10.250%, due 03/15/14 (a)               3,200,000   3,128,000
Neiman Marcus Group, Inc. (The) 9.000%, due 10/15/15              3,650,000   3,896,375
Rite Aid Corp.
   8.125%, due 05/01/10                                           6,500,000   6,548,750
   6.875%, due 08/15/13                                           2,200,000   1,859,000
                                                                            -----------
                                                                             15,432,125
                                                                            -----------
Retail - Specialty -- 0.2%
General Nutrition Centers, Inc. 8.500%, due 12/01/10 (a)          4,000,000   3,900,000
                                                                            -----------
Semiconductor Equipment & Products -- 0.1%
Freescale Semiconductor 7.125%, due 07/15/14                      2,250,000   2,424,375
                                                                            -----------
Software -- 1.1%
Sensus Metering Systems, Inc. 8.625%, due 12/15/13                4,000,000   3,910,000
Serena Software, Inc. 10.375%, due 03/15/16 (a)                   3,500,000   3,683,750
Sungard Data Systems, Inc.
   9.125%, due 08/15/13 (144A)(b)                                 5,500,000   5,720,000
   10.250%, due 08/15/15 (144A)(a)(b)                             6,400,000   6,624,000
                                                                            -----------
                                                                             19,937,750
                                                                            -----------
Telecommunication Services - Diversified -- 3.9%
Cincinnati Bell, Inc. 8.375%, due 01/15/14 (a)                   16,500,000  16,747,500

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                   Par
Security Description                                              Amount        Value
------------------------------------------------------------------------------------------
Intelsat Bermuda, Ltd. 9.250%, due 06/15/16 (144A) (b)         $  2,500,000 $    2,640,625
Intelsat Subsidiary Holding Co. Ltd. 8.250%, due 01/15/13         7,000,000      7,122,500
Level 3 Financing, Inc. 10.750%, due 10/15/11 (a)                 3,000,000      3,153,750
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (b)     6,625,000      6,997,656
Qwest Capital Funding, Inc. 7.900%, due 08/15/10 (a)             12,500,000     12,906,250
Qwest Communications International, Inc. 7.250%, due 02/15/11     7,500,000      7,537,500
Qwest Corp.
   7.500%, due 10/01/14 (144A)(b)                                   900,000        933,750
   7.625%, due 06/15/15 (a)                                       2,000,000      2,085,000
Syniverse Technologies, Inc. 7.750%, due 08/15/13                 5,000,000      4,837,500
Wind Acquisition Finance S.A. 10.750%, due 12/01/15 (144A) (b)    1,850,000      2,051,188
                                                                            --------------
                                                                                67,013,219
                                                                            --------------
Telecommunication Services - Wireless -- 2.0%
Airgate PCS, Inc. 9.257%, due 10/15/11 (e)                        4,150,000      4,264,125
Centennial Communications Corp. 10.000%, due 01/01/13             1,625,000      1,653,437
Dobson Communications Corp. 8.875%, due 10/01/13 (a)              7,000,000      6,973,750
Nextel Communications, Inc. 7.375%, due 08/01/15                  7,000,000      7,229,453
Nextel Partners, Inc. 8.125%, due 07/01/11                        5,900,000      6,224,500
Rogers Wireless Communications, Inc. 7.250%, due 12/15/12         4,000,000      4,205,000
Rural Cellular Corp. 9.750%, due 01/15/10 (a)                     4,000,000      4,045,000
                                                                            --------------
                                                                                34,595,265
                                                                            --------------
Textiles, Apparel & Luxury Goods -- 0.8%
Elizabeth Arden, Inc. 7.750%, due 01/15/14                        8,500,000      8,372,500
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)                     5,500,000      5,843,750
                                                                            --------------
                                                                                14,216,250
                                                                            --------------
Transportation -- 0.7%
Bristow Group, Inc. 6.125%, due 06/15/13                          6,700,000      6,314,750
CHC Helicopter Corp. 7.375%, due 05/01/14                         6,000,000      5,685,000
                                                                            --------------
                                                                                11,999,750
                                                                            --------------
U.S. Government & Agency Obligations -- 11.1%
Federal Home Loan Mortgage Corp. 5.750%, due 04/15/08 (a)        45,000,000     45,509,805
Federal National Mortgage Assoc.
   6.000%, due 11/01/32-04/01/36                                108,187,443    108,831,078
   6.500%, due 05/01/35-06/01/36                                 38,526,794     39,255,944
                                                                            --------------
                                                                               193,596,827
                                                                            --------------
Total Domestic Bonds & Debt Securities (Cost $1,272,912,096)                 1,263,599,230
                                                                            --------------
Convertible Bonds -- 17.0%
Aerospace & Defense -- 1.5%
AAR Corp. 1.750%, due 02/01/26 (144A) (b)                           900,000        932,625
Alliant Techsystems, Inc. 2.750%, due 02/15/24                    2,000,000      2,267,500
Armor Holdings, Inc. 2.000%/0.000%, due 11/01/24 (f)                800,000        993,000
EDO Corp. 4.000%, due 11/15/25                                    5,500,000      5,314,375
L-3 Communications Corp.
   3.000%, due 08/01/35 (144A)(b)                                 1,500,000      1,533,750
   3.000%, due 08/01/35                                           3,800,000      3,885,500
Lockheed Martin Corp. 5.155%, due 08/15/33 (a)(e)                 8,400,000     10,677,240
                                                                            --------------
                                                                                25,603,990
                                                                            --------------
Airlines -- 0.1%
Frontier Airlines, Inc. 5.000%, due 12/15/25 (a)                  1,000,000      1,036,250
                                                                            --------------
Biotechnology -- 1.1%
Amgen, Inc.
   0.027%, due 03/01/32 (144A)(a)(g)                              4,000,000      3,005,000
   0.125%, due 02/01/11 (144A)(b)                                 3,500,000      3,552,500

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                Par
Security Description                                           Amount       Value
------------------------------------------------------------------------------------
Genzyme Corp. 1.250%, due 12/01/23 (a)                       $ 5,000,000 $ 5,500,000
InterMune, Inc. 0.250%, due 03/01/11 (a)                       1,000,000     928,750
Invitrogen Corp. 1.500%, due 02/15/24                          1,800,000   1,570,500
Millipore Corp. 3.750%, due 06/01/26 (a)                       4,125,000   4,135,313
                                                                         -----------
                                                                          18,692,063
                                                                         -----------
Building Materials -- 0.1%
Masco Corp., Series B 2.122%, due 07/20/31 (g)                 4,500,000   2,115,000
                                                                         -----------
Business Services -- 0.1%
Omnicom Group, Inc. 0.000%, due 07/01/38 (a)(g)                1,640,000   1,674,850
                                                                         -----------
Commercial Services & Supplies -- 0.4%
Charles River Associates, Inc. 2.875%, due 06/15/34            4,500,000   6,148,125
Euronet Worldwide, Inc. 3.500%, due 10/15/25 (a)               1,100,000   1,062,875
                                                                         -----------
                                                                           7,211,000
                                                                         -----------
Computers & Peripherals -- 0.6%
Cadence Design Systems, Inc. 0.000%, due 08/15/23 (g)          5,000,000   5,756,250
Electronics For Imaging, Inc. 1.500%, due 06/01/23               800,000     834,000
SanDisk Corp. 1.000%, due 05/15/13 (a)                         3,000,000   2,872,500
                                                                         -----------
                                                                           9,462,750
                                                                         -----------
Construction Materials -- 0.4%
Fluor Corp. 1.500%, due 02/15/24                               5,000,000   7,225,000
                                                                         -----------
Electrical Equipment & Instruments -- 0.8%
Flir Systems, Inc. 3.000%, due 06/01/23 (a)                    5,000,000   6,818,750
LSI Logic Corp. 4.000%, due 05/15/10 (a)                       7,000,000   7,052,500
                                                                         -----------
                                                                          13,871,250
                                                                         -----------
Financial - Diversified -- 0.4%
Merrill Lynch & Co., Inc. 0.000%, due 03/13/32 (g)             1,500,000   1,760,400
Morgan Stanley Group, Inc. 1.000%, due 03/30/12 (144A) (b)     3,780,000   4,477,788
                                                                         -----------
                                                                           6,238,188
                                                                         -----------
Health Care Equipment & Supplies -- 0.9%
American Medical Systems Holdings Inc. 3.250%, due 07/01/36    1,750,000   2,051,875
Invitrogen Corp. 3.250%, due 06/15/25                          6,500,000   6,305,000
Medtronic, Inc. 1.500%, due 04/15/11 (a)                       1,300,000   1,278,875
St. Jude Medical, Inc. 2.800%, due 12/15/35 (a)                6,500,000   6,475,625
                                                                         -----------
                                                                          16,111,375
                                                                         -----------
Health Care Providers & Services -- 1.0%
Alza Corp. 0.559%, due 07/28/20 (g) (a)                        8,000,000   7,170,000
LifePoint Hospitals, Inc. 3.250%, due 08/15/25 (144A) (a)(b)   1,400,000   1,274,000
Manor Care, Inc. 2.125%/1.875%, due 08/01/35 (f)               5,000,000   6,156,250
Omnicare, Inc. 3.250%, due 12/15/35 (a)                          875,000     783,125
Pacificare Health Systems, Inc. 3.000%, due 10/15/32             700,000   2,520,875
                                                                         -----------
                                                                          17,904,250
                                                                         -----------
Hotels, Restaurants & Leisure -- 0.6%
Hilton Hotels Corp. 3.375%, due 04/15/23                       6,800,000   8,925,000
Host Marriott LP 3.250%, due 04/15/24 (144A) (b)                 800,000   1,121,000
                                                                         -----------
                                                                          10,046,000
                                                                         -----------
Industrial - Diversified -- 0.6%
3M Co. 2.400%, due 11/21/32 (e)(g) (a)                         1,200,000   1,065,000
Actuant Corp. 2.000%, due 11/15/23                             1,400,000   1,916,250
Danaher Corp. 1.402%, due 01/22/21 (a) (g)                     1,600,000   1,626,000
Roper Industries, Inc. 1.481%/0.000%, due 01/15/34 (f)        10,180,000   6,044,375
                                                                         -----------
                                                                          10,651,625
                                                                         -----------

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                  Par
Security Description                                             Amount      Value
-------------------------------------------------------------------------------------
Internet Software & Services -- 0.1%
SafeNet, Inc. 2.500%, due 12/15/10 (144A) (a) (b)              $2,100,000 $ 1,939,875
                                                                          -----------
Leisure Equipment & Products -- 0.0%
Carnival Corp. 1.132%/0.000%, due 04/29/33 (a) (f)                700,000     503,125
                                                                          -----------
Machinery -- 0.2%
AGCO Corp 1.750%, due 12/31/33 (a)                              3,000,000   3,903,750
                                                                          -----------
Media -- 1.4%
Charter Communications, Inc.
   5.875%, due 11/16/09 (a)                                       140,000     126,875
   5.875%, due 11/16/09 (144A)(b)                                  45,000      40,781
Liberty Media Corp.
   4.000%, due 11/15/29                                         1,700,000   1,136,875
   3.500%, due 01/15/31                                         5,500,000   6,098,125
   3.250%, due 03/15/31                                         8,250,000   6,672,188
Sinclair Broadcast Group, Inc.
   6.000%, due 09/15/12                                         4,000,000   3,575,000
   4.875%/2.000%, due 07/15/18 (f)                              3,000,000   2,681,250
Walt Disney Co. 2.125%, due 04/15/23 (a)                        3,500,000   3,955,000
                                                                          -----------
                                                                           24,286,094
                                                                          -----------
Metals & Mining -- 0.5%
Placer Dome, Inc. 2.750%, due 10/15/23                          5,550,000   7,686,750
                                                                          -----------
Oil & Gas -- 1.7%
Devon Energy Corp. 4.900%, due 08/15/08 (a)                     4,000,000   5,045,000
Halliburton Co. 3.125%, due 07/15/23 (a)                          600,000     948,000
Hanover Compressor Co. 4.750%, due 01/15/14                     7,000,000   9,800,000
Pride International, Inc. 3.250%, due 05/01/33 (a)              1,600,000   1,940,000
Quicksilver Resources, Inc. 1.875%, due 11/01/24 (a)            3,000,000   3,847,500
Schlumberger, Ltd. (Convertible) 1.500%, due 06/01/23 (a)       4,750,000   8,235,313
                                                                          -----------
                                                                           29,815,813
                                                                          -----------
Pharmaceuticals -- 1.8%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12 (a)            500,000     631,250
BioMarin Pharmaceutical, Inc.
   3.500%, due 06/15/08 (a)                                     1,300,000   1,433,250
   2.500%, due 03/29/13                                           500,000     550,625
CV Therapeutics, Inc.
   2.750%, due 05/16/12                                           700,000     647,500
   3.250%, due 08/16/13                                         4,000,000   3,240,000
Decode Genetics, Inc. 3.500%, due 04/15/11                      4,750,000   3,675,312
MGI Pharma, Inc. 1.682%/0.000%, due 03/02/24 (f)                8,500,000   5,525,000
Nektar Therapeutics 3.250%, due 09/28/12 (144A) (b)               900,000     884,250
SFBC International, Inc. 2.250%, due 08/15/24                   2,000,000   1,762,500
Teva Pharmaceutical Finance B.V. 0.375%, due 11/15/22           2,500,000   3,975,000
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24 (a)   1,600,000   1,742,000
Wyeth 5.109%, due 01/15/24 (a) (e)                              6,975,000   7,633,440
                                                                          -----------
                                                                           31,700,127
                                                                          -----------
Retail - Multiline -- 0.1%
Best Buy Co., Inc. 2.250%, due 01/15/22 (a)                       900,000   1,093,500
Pier 1 Imports, Inc. 6.375%/6.125%, due 02/15/36 (144A) (b)(f)    900,000     865,125
                                                                          -----------
                                                                            1,958,625
                                                                          -----------
Road & Rail -- 0.5%
CSX Corp. 0.625%, due 10/30/21 (g)                              7,500,000   8,943,750
                                                                          -----------
Semiconductor Equipment & Products -- 0.6%
Amkor Technology, Inc. 5.000%, due 03/15/07 (a)                 1,100,000   1,039,500
Cypress Semiconductor Corp. 1.250%, due 06/15/08                2,830,000   3,664,850

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                 Par
Security Description                                            Amount      Value
-------------------------------------------------------------------------------------
Intel Corp. 2.950%, due 12/15/35 (a)                          $6,000,000 $  5,392,500
                                                                         ------------
                                                                           10,096,850
                                                                         ------------
Software -- 0.4%
Mentor Graphics Corp.
   7.130%, due 08/06/23 (e)                                      800,000      820,000
   6.250%, due 03/01/26 (144A)(b)                                800,000      926,000
Open Solutions, Inc.
   1.467%, due 02/02/35                                          575,000      365,125
   1.467%, due 02/02/35 (144A)(b)                              1,925,000    1,222,375
Openwave Systems, Inc. 2.750%, due 09/09/08 (a)                2,900,000    2,834,750
SINA Corp. 0.000%, due 07/15/23 (a)(g)                         1,200,000    1,366,500
                                                                         ------------
                                                                            7,534,750
                                                                         ------------
Telecommunication Services - Diversified -- 0.9%
ADC Telecommunications, Inc. 5.795%, due 06/15/13 (a) (e)      2,400,000    2,328,000
Amdocs, Ltd. 0.500%, due 03/15/24 (a)                          1,100,000    1,175,625
Comverse Technology, Inc. 0.000%, due 05/15/23 (a) (g)         3,000,000    3,870,000
Dobson Communications Corp. 1.500%, due 10/01/25 (144A) (b)      900,000      882,000
Juniper Networks, Inc. 0.000%, due 06/15/08 (a) (g)            1,200,000    1,251,000
NII Holdings, Inc. 2.750%, due 08/15/25 (144A) (b)             1,600,000    2,270,000
Qwest Communications International, Inc. 3.500%, due 11/15/25  1,900,000    3,101,750
RF Micro Devices, Inc. 1.500%, due 07/01/10 (a)                  900,000    1,045,125
                                                                         ------------
                                                                           15,923,500
                                                                         ------------
Telecommunication Services - Wireless -- 0.2%
Nextel Communications, Inc. 5.250%, due 01/15/10 (a)           2,500,000    2,471,875
                                                                         ------------
Total Convertible Bonds (Cost $272,455,008)                               294,608,475
                                                                         ------------

Security Description                                            Shares      Value
-------------------------------------------------------------------------------------
Common Stocks -- 1.0%
Banks -- 0.1%
Commerce Bancorp, Inc. (a)                                        49,400    1,813,474
                                                                         ------------
Beverages -- 0.3%
Constellation Brands, Inc. *(a)                                  146,380    4,212,816
                                                                         ------------
Communications Equipment & Services -- 0.1%
Avaya, Inc. *(a)                                                 215,301    2,463,044
                                                                         ------------
Energy Equipment & Services -- 0.0%
Rowan Companies, Inc. (a)                                         14,200      449,146
                                                                         ------------
Hotels, Restaurants & Leisure -- 0.1%
Starwood Hotels & Resorts Worldwide, Inc. (a)                     37,227    2,129,012
                                                                         ------------
Insurance -- 0.2%
Chubb Corp. (The)                                                 70,020    3,638,239
                                                                         ------------
IT Consulting & Services -- 0.1%
Affiliated Computer Services, Inc. - Class A *(a)                 16,100      834,946
                                                                         ------------
Media -- 0.0%
Charter Communications, Inc. *                                   166,500      253,080
                                                                         ------------
Paper & Forest Products -- 0.0%
PT Indah Kiat Pulp & Paper Corp. *                             1,867,500      181,928
                                                                         ------------
Telecommunication Services - Diversified -- 0.1%
Corning, Inc. *                                                   38,000      927,580
Sprint Nextel Corp. (a)                                           21,000      360,150
                                                                         ------------
                                                                            1,287,730
                                                                         ------------
Total Common Stocks (Cost $16,613,430)                                     17,263,415
                                                                         ------------

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                                       Shares     Value
----------------------------------------------------------------------------------------------
Preferred Stocks -- 4.0%
Automobiles -- 0.1%
Ford Motor Co. 6.500%, due 01/15/32 (a)                                     60,000 $ 2,015,400
                                                                                   -----------
Banks -- 0.6%
Marshall & Ilsley Corp. 6.500%, due 08/15/07 (a)                           300,000   8,286,000
Sovereign Capital Trust IV 4.375%, due 03/01/34 (a)                         31,400   1,464,025
                                                                                   -----------
                                                                                     9,750,025
                                                                                   -----------
Commercial Services & Supplies -- 0.1%
United Rentals Trust I 6.500%, due 08/01/28                                 31,586   1,484,542
                                                                                   -----------
Electric Utilities -- 0.4%
NRG Energy, Inc. 4.000%, due 12/31/49 (a)                                      900   1,125,000
NRG Energy, Inc. 5.750%, due 03/16/09 (a)                                   25,000   5,884,375
                                                                                   -----------
                                                                                     7,009,375
                                                                                   -----------
Financial - Diversified -- 0.4%
Lehman Brothers Holdings, Inc. 6.250%, due 10/15/07 (a)                    140,000   3,822,000
Morgan Stanley 9.500%, due 05/12/07 (144A) (b)                              60,000   3,298,200
                                                                                   -----------
                                                                                     7,120,200
                                                                                   -----------
Insurance -- 0.1%
XL Capital, Ltd. 6.500%, due 05/15/07 (a)                                   45,000   1,021,500
                                                                                   -----------
Media -- 0.2%
Interpublic Group of Cos., Inc. 5.375%, due 12/15/06 (a)                    80,000   2,975,200
Interpublic Group of Cos., Inc. - Series B 5.250%, due 12/31/49 (144A) (b)   1,440   1,380,600
                                                                                   -----------
                                                                                     4,355,800
                                                                                   -----------
Oil & Gas -- 0.9%
Chesapeake Energy Corp. 4.500%, due 12/31/49 (a)                            45,000   4,224,375
El Paso Corp. 4.990%, due 12/31/49                                           4,000   4,894,000
Williams Cos., Inc. 5.500%, due 06/01/33                                    65,000   7,336,875
                                                                                   -----------
                                                                                    16,455,250
                                                                                   -----------
Pharmaceuticals -- 0.4%
Omnicare, Inc., Series B 4.000%, due 06/15/33                               15,300     885,105
Schering Plough Corp. 6.000%, due 09/14/07 (a)                             120,000   6,670,800
                                                                                   -----------
                                                                                     7,555,905
                                                                                   -----------
Real Estate -- 0.1%
Simon Property Group, Inc. 6.000%, due 12/31/49                             15,200   1,123,432
                                                                                   -----------
U.S. Government Agency -- 0.1%
Federal National Mortgage Assoc. 5.375%, due 12/31/49                           15   1,447,837
                                                                                   -----------
Utilities -- 0.6%
PNM Resources, Inc. 6.750%, due 05/16/08 (a)                               200,000  10,008,000
                                                                                   -----------
Total Preferred Stocks (Cost $69,145,680)                                           69,347,266
                                                                                   -----------

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                Par
Security Description                                           Amount        Value
---------------------------------------------------------------------------------------
Short-Term Investment -- 3.8%
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 3.40% to be repurchased at $66,477,830 on
  10/02/06 collateralized by $ 69,050,000 FHLB 3.750% due
  08/15/08 with a value of $67,791,288. (Cost --
  $66,459,000)                                               $66,459,000 $   66,459,000
                                                                         --------------
TOTAL INVESTMENTS# -- 98.5% (Cost $1,697,585,214)                         1,711,277,386
                                                                         --------------
Other Assets and Liabilities (net) -- 1.5%                                   26,278,324
                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                               $1,737,555,710
                                                                         ==============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $51,849,750 and $38,156,425 respectively, resulting in a net unrealized appreciation of $13,693,325.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $298,113,834 and the collateral received consisted of cash in the amount of $304,362,135.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser.
    All or a portion of security is on loan.
(c) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d) Security is in default.
(e) Variable or floating rate security. The stated rate represents the rate at June 30, 2006.
(f) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(g) Zero coupon bond - Interest rate represents current yield to maturity. FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

The following table summarizes the portfolio composition of the Portfolio's holdings at September 30, 2006 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                                  Percent of
                                                                   Portfolio
Portfolio Composition by Credit Quality                           (unaudited)
-----------------------------------------------------------------------------
AAA                                                                  15.62%
AA                                                                    0.22
A                                                                     4.08
BBB                                                                   7.97
BB                                                                   18.00
B                                                                    40.67
Below B                                                               7.09
Equities/Other                                                        6.35
                                                                    ------
Total:                                                              100.00%
                                                                    ======

Met Investors Series Trust
Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                     Shares      Value
------------------------------------------------------------------------------
Common Stocks -- 95.2%
Aerospace & Defense -- 3.7%
Boeing Co. (The)                                           62,550 $  4,932,067
General Dynamics Corp.                                    450,810   32,309,553
Lockheed Martin Corp.                                     156,900   13,502,814
Northrop Grumman Corp.                                    334,013   22,736,265
Raytheon Co.                                            1,049,327   50,378,189
Rockwell Collins, Inc. (a)                                167,701    9,196,723
                                                                  ------------
                                                                   133,055,611
                                                                  ------------
Automobiles -- 0.4%
Honda Motor Co., Ltd. (ADR)                               418,395   14,070,624
                                                                  ------------
Banks -- 5.9%
Bank of America Corp.                                   1,354,086   72,538,387
Bank of New York Co., Inc. (The)                        1,460,340   51,491,588
Commerce Bancorp, Inc. (a)                                457,679   16,801,396
Marshall & Ilsley Corp. (a)                               340,920   16,425,526
Mitsubishi UFJ Financial Group, Inc. (ADR) (a)          1,271,421   16,286,903
SunTrust Banks, Inc.                                      375,349   29,006,971
U.S. Bancorp                                              272,300    9,045,806
                                                                  ------------
                                                                   211,596,577
                                                                  ------------
Beverages -- 5.2%
Anheuser-Busch Cos., Inc.                                 449,585   21,359,783
Coca-Cola Co.                                             934,428   41,750,243
Coca-Cola Enterprises, Inc.                               956,671   19,927,457
Diageo Plc (ADR)                                          765,561   54,385,454
PepsiCo, Inc.                                             761,954   49,725,118
                                                                  ------------
                                                                   187,148,055
                                                                  ------------
Chemicals -- 1.5%
Monsanto Co.                                              539,220   25,348,732
Praxair, Inc. (a)                                         488,354   28,891,023
                                                                  ------------
                                                                    54,239,755
                                                                  ------------
Commercial Services & Supplies -- 2.5%
Automatic Data Processing, Inc.                           769,815   36,443,042
Waste Management, Inc.                                  1,447,521   53,095,070
                                                                  ------------
                                                                    89,538,112
                                                                  ------------
Communications Equipment & Services -- 0.0%
Motorola, Inc.                                             14,600      365,000
                                                                  ------------
Computers & Peripherals -- 1.8%
Hewlett-Packard Co.                                     1,104,400   40,520,436
Sun Microsystems, Inc. *                                4,965,099   24,676,542
                                                                  ------------
                                                                    65,196,978
                                                                  ------------
Construction & Engineering -- 0.6%
Fluor Corp. (a)                                           278,902   21,444,775
                                                                  ------------
Electric Services -- 1.4%
Progress Energy, Inc. (a)                                 438,047   19,878,573
Southern Co. (a)                                          851,090   29,328,561
                                                                  ------------
                                                                    49,207,134
                                                                  ------------
Electric Utilities -- 4.2%
Ameren Corp. (a)                                          362,246   19,122,966
Consolidated Edison, Inc. (a)                             247,300   11,425,260
Dominion Resources, Inc.                                  203,400   15,558,066
Entergy Corp. (a)                                          78,700    6,156,701
FPL Group, Inc. (a)                                       841,338   37,860,210

Met Investors Series Trust
Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                     Shares      Value
------------------------------------------------------------------------------
PG&E Corp.                                              1,053,475 $ 43,877,234
PPL Corp.                                                 501,274   16,491,915
                                                                  ------------
                                                                   150,492,352
                                                                  ------------
Energy Equipment & Services -- 3.8%
Baker Hughes, Inc.                                        293,329   20,005,038
Emerson Electric Co.                                      647,594   54,307,233
Schlumberger, Ltd.                                        998,586   61,942,289
                                                                  ------------
                                                                   136,254,560
                                                                  ------------
Financial - Diversified -- 6.0%
Citigroup, Inc.                                         1,608,349   79,886,695
Fannie Mae                                                448,587   25,080,499
Freddie Mac                                               327,525   21,724,733
JPMorgan Chase & Co.                                    1,289,851   60,571,403
Mellon Financial Corp.                                    115,690    4,523,479
Morgan Stanley                                             12,100      882,211
PNC Financial Services Group, Inc.                        238,144   17,251,152
Washington Mutual, Inc.                                   125,600    5,459,832
                                                                  ------------
                                                                   215,380,004
                                                                  ------------
Food & Drug Retailing -- 2.6%
Kraft Foods, Inc. - Class A (a)                         2,582,237   92,082,571
                                                                  ------------
Food Products -- 1.9%
Campbell Soup Co. (a)                                   1,489,974   54,384,051
Kellogg Co. (a)                                           278,735   13,802,957
                                                                  ------------
                                                                    68,187,008
                                                                  ------------
Food Retailers -- 1.9%
Kroger Co. (The)                                        2,932,601   67,860,387
                                                                  ------------
Health Care Equipment & Supplies -- 1.8%
Boston Scientific Corp. *                               2,372,579   35,090,443
Johnson & Johnson                                         422,649   27,446,826
                                                                  ------------
                                                                    62,537,269
                                                                  ------------
Health Care Providers & Services -- 1.8%
Baxter International, Inc.                              1,311,991   59,643,111
Medco Health Solutions, Inc. *                             96,524    5,802,058
                                                                  ------------
                                                                    65,445,169
                                                                  ------------
Household Products -- 6.4%
Clorox Co.                                                586,941   36,977,283
Kimberly-Clark Corp.                                      866,711   56,648,231
Procter & Gamble Co. (The)                              2,183,448  135,330,107
                                                                  ------------
                                                                   228,955,621
                                                                  ------------
Industrial - Diversified -- 2.3%
General Electric Co.                                    2,314,315   81,695,319
                                                                  ------------
Insurance -- 4.1%
ACE, Ltd.                                                 355,457   19,454,162
AFLAC, Inc.                                               403,858   18,480,542
Allstate Corp. (The)                                      247,652   15,535,210
American International Group, Inc.                        731,751   48,485,821
Chubb Corp. (The)                                          24,000    1,247,040
Cincinnati Financial Corp.                                 72,500    3,484,350
Lincoln National Corp.                                    238,400   14,799,872
XL Capital, Ltd. - Class A (a)                            379,200   26,051,040
                                                                  ------------
                                                                   147,538,037
                                                                  ------------
Internet Software & Services -- 0.8%
IAC/InterActiveCorp. *(a)                               1,021,496   29,378,225
                                                                  ------------

Met Investors Series Trust
Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares       Value
-------------------------------------------------------------------------
Machinery -- 2.6%
Caterpillar, Inc.                                  615,423 $   40,494,833
Deere & Co.                                        220,800     18,527,328
Eaton Corp.                                         43,133      2,969,707
Illinois Tool Works, Inc.                          119,900      5,383,510
Parker Hannifin Corp.                              305,682     23,760,662
                                                           --------------
                                                               91,136,040
                                                           --------------
Media -- 2.1%
Comcast Corp. - Class A *(a)                     1,730,906     63,714,650
News Corp. - Class B                               161,900      3,341,616
Time Warner, Inc.                                  326,200      5,946,626
                                                           --------------
                                                               73,002,892
                                                           --------------
Metals & Mining -- 2.9%
Barrick Gold Corp.                               1,741,755     53,506,714
Newmont Mining Corp.                             1,166,387     49,863,044
                                                           --------------
                                                              103,369,758
                                                           --------------
Oil & Gas -- 5.6%
El Paso Corp. (a)                                1,564,606     21,341,226
Exxon Mobil Corp.                                2,679,700    179,807,870
                                                           --------------
                                                              201,149,096
                                                           --------------
Paper & Forest Products -- 1.5%
International Paper Co.                          1,530,334     52,995,466
                                                           --------------
Pharmaceuticals -- 12.8%
Abbott Laboratories                                404,700     19,652,232
AstraZeneca Plc (ADR)                              464,190     29,011,875
GlaxoSmithKline Plc (ADR) (a)                      810,606     43,148,557
MedImmune, Inc. *                                  531,614     15,528,445
Merck & Co., Inc.                                  581,260     24,354,794
Novartis AG (ADR)                                1,499,429     87,626,631
Pfizer, Inc.                                     2,920,466     82,824,416
Sanofi-Aventis (ADR)                               440,500     19,589,035
Schering-Plough Corp.                              901,266     19,908,966
Teva Pharmaceutical Industries, Ltd. (ADR) (a)     856,284     29,190,722
Wyeth (a)                                        1,734,355     88,174,608
                                                           --------------
                                                              459,010,281
                                                           --------------
Retail - Multiline -- 1.3%
Federated Department Stores, Inc.                  273,132     11,802,034
Wal-Mart Stores, Inc.                              684,200     33,744,744
                                                           --------------
                                                               45,546,778
                                                           --------------
Road & Rail -- 0.8%
Union Pacific Corp.                                336,359     29,599,592
                                                           --------------
Software -- 0.1%
Symantec Corp. *                                   189,300      4,028,304
                                                           --------------
Telecommunication Services - Diversified -- 4.9%
AT&T, Inc.                                       2,743,417     89,325,658
BellSouth Corp.                                    913,967     39,072,089
Embarq Corp.                                           575         27,813
Sprint Nextel Corp.                                570,483      9,783,783
Verizon Communications, Inc.                     1,025,414     38,073,622
                                                           --------------
                                                              176,282,965
                                                           --------------
Total Common Stocks (Cost $2,874,484,486)                   3,407,790,315
                                                           --------------

Met Investors Series Trust
Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                                  Shares/Par
Security Description                                                                                Amount        Value
----------------------------------------------------------------------------------------------------------------------------
ESCROWED SHARES -- 0.0%
ESC Seagate Technology (b)
  (Cost -- $0)                                                                                         10,300 $           10
                                                                                                              --------------
Investment Company Security -- 0.7%
iShares MSCI Japan Index Fund
  (Cost -- $21,362,680)                                                                             1,826,900     24,681,419
                                                                                                              --------------
Short-Term Investment -- 3.7%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/29/06 at 3.40% to be repurchased at
  $97,304,915 on 10/02/06 collateralized by $100,000,000 FHLB at 4.125% due 02/15/08 with a
  value of $99,222,900.                                                                           $97,277,353     97,277,353
State Street Bank & Trust Co., Repurchase Agreement, dated 09/29/06 at 3.40% to be repurchased at
  $9,382,199 on 10/02/06 collateralized by $9,515,000 FHLB at 4.125% due 04/18/08 with a value
  of $9,567,133.                                                                                    9,379,542      9,379,542
State Street Bank & Trust Co., Repurchase Agreement, dated 09/29/06 at 3.40% to be repurchased at
  $24,205,962 on 10/02/06 collateralized by $24,290,000 FNMA at 5.750% due 02/15/08 with a
  value of $24,684,640.                                                                            24,199,105     24,199,105
                                                                                                              --------------
Total Short-Term Investments (Cost $130,856,000)                                                                 130,856,000
                                                                                                              --------------
TOTAL INVESTMENTS -- 99.6% (Cost $3,026,703,166#)                                                              3,563,327,744
                                                                                                              --------------
Other Assets and Liabilities (net) -- 0.4%                                                                        15,374,630
                                                                                                              --------------
TOTAL NET ASSETS -- 100.0%                                                                                    $3,578,702,374
                                                                                                              ==============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $563,149,238 and $26,524,660 respectively, resulting in a net unrealized appreciation of $536,624,578.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $589,412 and the collateral received consisted of cash in the amount of $368,683,186.
(b) Illiquid securities representing in the aggregate 0.0% of net assets.
ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

Met Investors Series Trust
Lord Abbett Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                     Shares     Value
-----------------------------------------------------------------------------
Common Stocks -- 91.4%
Aerospace & Defense -- 2.3%
BE Aerospace, Inc. (a)                                    31,800 $    670,662
Rockwell Collins, Inc.                                    16,000      877,440
                                                                 ------------
                                                                    1,548,102
                                                                 ------------
Air Freight & Logistics -- 0.6%
Expeditors International of Washington, Inc.               8,500      378,930
                                                                 ------------
Banks -- 4.8%
Cullen/Frost Bankers, Inc.                                24,800    1,433,936
Hudson City Bancorp, Inc.                                 77,200    1,022,900
Northern Trust Corp.                                      14,000      818,020
                                                                 ------------
                                                                    3,274,856
                                                                 ------------
Chemicals -- 2.8%
Ecolab, Inc.                                              16,300      697,966
Monsanto Co.                                              25,800    1,212,858
                                                                 ------------
                                                                    1,910,824
                                                                 ------------
Commercial Services & Supplies -- 4.7%
aQuantive, Inc. (a)                                       19,400      458,228
ITT Educational Services, Inc. (a)                        20,100    1,332,630
MasterCard, Inc. - Class A                                13,100      921,585
Pediatrix Medical Group, Inc. (a)                         10,700      487,920
                                                                 ------------
                                                                    3,200,363
                                                                 ------------
Communications Equipment & Services -- 1.3%
Harris Corp.                                              20,300      903,147
                                                                 ------------
Communications Services -- 2.1%
Alliance Data Systems Corp. (a)                           25,700    1,418,383
                                                                 ------------
Computers & Peripherals -- 1.2%
Network Appliance, Inc. (a)                               21,400      792,014
                                                                 ------------
Construction & Engineering -- 0.8%
Fluor Corp.                                                7,100      545,919
                                                                 ------------
Electronic Equipment & Instruments -- 3.3%
Danaher Corp.                                             11,300      775,971
Fisher Scientific International, Inc. (a)                 18,800    1,470,912
                                                                 ------------
                                                                    2,246,883
                                                                 ------------
Energy Equipment & Services -- 3.2%
Cameron International Corp. (a)                           13,000      628,030
Complete Production Services, Inc. (a)                    25,700      507,318
Dril-Quip, Inc. (a)                                        7,300      494,064
National-Oilwell Varco, Inc. (a)                           9,700      567,935
                                                                 ------------
                                                                    2,197,347
                                                                 ------------
Financial - Diversified -- 3.1%
IntercontinentalExchange, Inc. (a)                        14,800    1,111,036
Investment Technology Group, Inc. (a)                     22,900    1,024,775
                                                                 ------------
                                                                    2,135,811
                                                                 ------------
Financial Services -- 0.4%
Lazard Ltd. - Class A                                      6,300      251,874
                                                                 ------------
Food & Drug Retailing -- 1.1%
Safeway, Inc.                                             25,500      773,925
                                                                 ------------
Health Care Equipment & Supplies -- 5.1%
DENTSPLY International, Inc.                              29,000      873,190

Met Investors Series Trust
Lord Abbett Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                       Shares     Value
------------------------------------------------------------------------------
Edwards Lifesciences Corp. (a)                              10,700 $   498,513
Henry Schein, Inc. (a)                                      21,200   1,062,968
Mentor Corp.                                                10,600     534,134
Ventana Medical Systems, Inc. (a)                           12,200     498,126
                                                                   -----------
                                                                     3,466,931
                                                                   -----------
Health Care Providers & Services -- 2.2%
Community Health Systems, Inc. (a)                          11,000     410,850
DaVita, Inc. (a)                                            10,100     584,487
Healthways, Inc. (a)                                         5,700     254,220
Quest Diagnostics, Inc.                                      4,300     262,988
                                                                   -----------
                                                                     1,512,545
                                                                   -----------
Hotels, Restaurants & Leisure -- 6.7%
Hilton Hotels Corp.                                         30,700     854,995
International Game Technology                               25,700   1,066,550
Penn National Gaming, Inc. (a)                              14,600     533,192
Scientific Games Corp. - Class A (a)                        13,400     426,120
Starwood Hotels & Resorts Worldwide, Inc.                   21,200   1,212,428
Wynn Resorts, Ltd. (a)                                       6,200     421,662
                                                                   -----------
                                                                     4,514,947
                                                                   -----------
Industrial - Diversified -- 1.7%
Textron, Inc.                                               13,200   1,155,000
                                                                   -----------
Insurance -- 0.7%
HealthExtras, Inc. (a)                                      16,800     475,608
                                                                   -----------
Internet & Catalog Retail -- 0.9%
Coldwater Creek, Inc. (a)                                   20,200     580,952
                                                                   -----------
Internet Software & Services -- 4.8%
Akamai Technologies, Inc. (a)                               24,300   1,214,757
Equinix, Inc. (a)                                           11,200     673,120
Monster Worldwide, Inc. (a)                                 12,900     466,851
WebEx Communications, Inc. (a)                              23,600     920,872
                                                                   -----------
                                                                     3,275,600
                                                                   -----------
IT Consulting & Services -- 1.6%
Cognizant Technology Solutions Corp. - Class A (a)          14,300   1,059,058
                                                                   -----------
Leisure Equipment & Products -- 0.4%
Marvel Entertainment, Inc. (a)                              11,200     270,368
                                                                   -----------
Machinery -- 1.8%
Dover Corp.                                                 25,200   1,195,488
                                                                   -----------
Media -- 5.0%
Lamar Advertising Co. - Class A (a)                         27,700   1,479,457
Rogers Communications, Inc. - Class B                       20,800   1,141,296
Univision Communications, Inc. - Class A (a)                21,600     741,744
                                                                   -----------
                                                                     3,362,497
                                                                   -----------
Oil & Gas -- 3.8%
Cabot Oil & Gas Corp.                                       11,800     565,574
Grant Prideco, Inc. (a)                                      5,700     216,771
Range Resources Corp.                                       25,200     636,048
Smith International, Inc.                                   14,700     570,360
Weatherford International, Ltd. (a)                         14,600     609,112
                                                                   -----------
                                                                     2,597,865
                                                                   -----------
Pharmaceuticals -- 5.3%
Celgene Corp. (a)                                           11,800     510,940
Cephalon, Inc. (a)                                           8,300     512,525
Covance, Inc. (a)                                           15,300   1,015,614
Cubist Pharmaceuticals, Inc. (a)                            30,700     667,418

Met Investors Series Trust
Lord Abbett Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                              Shares        Value
-----------------------------------------------------------------------------------------
Human Genome Sciences, Inc. (a)                                      38,000 $    438,520
Shire Plc (ADR)                                                       9,400      464,266
                                                                            ------------
                                                                               3,609,283
                                                                            ------------
Real Estate -- 0.7%
Corrections Corporation of America (a)                               11,700      506,025
                                                                            ------------
Retail - Multiline -- 1.0%
J.C. Penney Co., Inc.                                                 9,900      677,061
                                                                            ------------
Retail - Specialty -- 4.9%
American Eagle Outfitters, Inc.                                      16,100      705,663
Dick's Sporting Goods, Inc. (a)                                      19,500      887,640
Family Dollar Stores, Inc.                                           23,500      687,140
Nordstrom, Inc.                                                       7,900      334,170
O' Reilly Automotive, Inc. (a)                                        9,500      315,495
Tween Brands, Inc. (a)                                                9,900      372,240
                                                                            ------------
                                                                               3,302,348
                                                                            ------------
Semiconductor Equipment & Products -- 5.6%
Freescale Semiconductor, Inc. - Class A (a)                          28,600    1,088,230
Intersil Corp. - Class A                                              9,600      235,680
MEMC Electronic Materials, Inc. (a)                                  19,100      699,633
Microchip Technology, Inc.                                           21,000      680,820
Microsemi Corp. (a)                                                  11,400      214,890
National Semiconductor Corp.                                          8,200      192,946
NVIDIA Corp. (a)                                                     22,800      674,652
                                                                            ------------
                                                                               3,786,851
                                                                            ------------
Software -- 5.8%
Activision, Inc. (a)                                                 30,700      463,570
Citrix Systems, Inc. (a)                                             20,000      724,200
Electronic Arts, Inc. (a)                                            19,100    1,063,488
Informatica Corp. (a)                                                48,100      653,679
Red Hat, Inc. (a)                                                    21,000      442,680
THQ, Inc. (a)                                                        19,000      554,230
                                                                            ------------
                                                                               3,901,847
                                                                            ------------
Trucking & Freight Forwarding -- 1.7%
Landstar System, Inc.                                                27,200    1,161,440
                                                                            ------------
Total Common Stocks (Cost $57,819,690)                                        61,990,092
                                                                            ------------

                                                                   Par
Security Description                                              Amount        Value
-----------------------------------------------------------------------------------------
Short-Term Investment -- 8.7%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 3.400% to be repurchased at $5,931,680
  on 10/02/06 collateralized by $6,165,000 FHLB at 3.750%
  due 08/15/08 with a value of $6,052,618. 3.400%, due 10/02/06
  (Cost -- $5,930,000)                                          $ 5,930,000    5,930,000
                                                                            ------------
TOTAL INVESTMENTS -- 100.1% (Cost $63,749,690#)                               67,920,092
                                                                            ------------
Other Assets and Liabilities (net) -- (0.1)%                                     (92,327)
                                                                            ------------
TOTAL NET ASSETS -- 100.0%                                                  $ 67,827,765
                                                                            ============

Portfolio Footnotes:
(a) Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $5,767,369 and $1,596,967 respectively, resulting in a net unrealized appreciation of $4,170,402.
ADR - American Depository Receipt
FHLB - Federal Home Loan Bank

Met Investors Series Trust
Lord Abbett Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares        Value
-----------------------------------------------------------------------------
Common Stocks -- 96.4%
Chemicals -- 6.6%
Chemtura Corp.                                          449,200 $   3,894,564
Eastman Chemical Co.                                    133,300     7,200,866
Monsanto Co.                                             73,000     3,431,730
Mosaic Co. *(a)                                         401,400     6,783,660
Potash Corp. of Saskatchewan, Inc.                       17,836     1,858,333
                                                                -------------
                                                                   23,169,153
                                                                -------------
Commercial Services & Supplies -- 8.1%
Allied Waste Industries, Inc. *(a)                      319,400     3,599,638
R. R. Donnelley & Sons Co.                              242,324     7,986,999
R.H. Donnelley Corp. (a)                                146,000     7,723,400
Sabre Holdings Corp.                                    402,000     9,402,780
                                                                -------------
                                                                   28,712,817
                                                                -------------
Communications Equipment & Services -- 4.3%
Avaya, Inc. *(a)                                        554,200     6,340,048
JDS Uniphase Corp. *(a)                               1,649,200     3,611,748
Tellabs, Inc. *                                         468,000     5,129,280
                                                                -------------
                                                                   15,081,076
                                                                -------------
Containers & Packaging -- 4.3%
Ball Corp.                                              192,500     7,786,625
Pactiv Corp. *                                          257,300     7,312,466
                                                                -------------
                                                                   15,099,091
                                                                -------------
Electric Services -- 0.7%
Puget Energy, Inc.                                      112,100     2,548,033
                                                                -------------
Electric Utilities -- 5.7%
Ameren Corp. (a)                                        127,900     6,751,841
CMS Energy Corp. *                                      452,700     6,536,988
Northeast Utilities (a)                                 295,600     6,878,612
                                                                -------------
                                                                   20,167,441
                                                                -------------
Electrical Equipment & Services -- 1.7%
Hubbell, Inc. - Class B                                 126,600     6,064,140
                                                                -------------
Energy Equipment & Services -- 1.7%
GlobalSantaFe Corp.                                     122,200     6,108,778
                                                                -------------
Food & Drug Retailing -- 1.4%
Safeway, Inc.                                           163,100     4,950,085
                                                                -------------
Food Retailers -- 1.2%
Kroger Co. (The)                                        190,200     4,401,228
                                                                -------------
Health Care Equipment & Supplies -- 1.1%
Bausch & Lomb, Inc. (a)                                  74,600     3,739,698
                                                                -------------
Health Care Providers & Services -- 1.0%
Aetna, Inc.                                              93,300     3,690,015
                                                                -------------
Hotels, Restaurants & Leisure -- 2.4%
Brinker International, Inc.                             106,800     4,281,612
OSI Restaurant Partners, Inc.                           126,800     4,020,828
                                                                -------------
                                                                    8,302,440
                                                                -------------
Household Durables -- 4.7%
American Greetings Corp. - Class A (a)                  183,700     4,247,144
Newell Rubbermaid, Inc.                                 127,000     3,596,640
Snap-On, Inc.                                           132,700     5,911,785

Met Investors Series Trust
Lord Abbett Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                      Shares      Value
-------------------------------------------------------------------------------
Tupperware Corp. (a)                                      136,500 $   2,656,290
                                                                  -------------
                                                                     16,411,859
                                                                  -------------
Insurance -- 9.9%
ACE, Ltd.                                                  54,500     2,982,785
Conseco, Inc. *                                           268,800     5,642,112
Everest Reinsurance Group, Ltd.                            36,300     3,540,339
Genworth Financial, Inc. - Class A                        101,000     3,536,010
PartnerRe, Ltd. (a)                                       103,600     7,000,252
PMI Group, Inc. (The) (a)                                  32,100     1,406,301
SAFECO Corp.                                               64,000     3,771,520
XL Capital, Ltd. - Class A                                100,100     6,876,870
                                                                  -------------
                                                                     34,756,189
                                                                  -------------
Internet Software & Services -- 2.3%
McAfee, Inc. *                                            310,700     7,599,722
Openwave Systems, Inc. *(a)                                59,000       552,240
                                                                  -------------
                                                                      8,151,962
                                                                  -------------
Machinery -- 2.9%
CNH Global N.V.                                            49,100     1,139,611
Cummins, Inc.                                              31,200     3,719,976
Timken Co.                                                180,600     5,378,268
                                                                  -------------
                                                                     10,237,855
                                                                  -------------
Media -- 4.4%
Clear Channel Communications, Inc.                        243,600     7,027,860
Interpublic Group of Cos., Inc. *(a)                      865,200     8,565,480
                                                                  -------------
                                                                     15,593,340
                                                                  -------------
Oil & Gas -- 5.5%
EOG Resources, Inc.                                        91,800     5,971,590
Halliburton Co.                                           173,800     4,944,610
NiSource, Inc.                                            310,200     6,743,748
Southwest Gas Corp. (a)                                    54,200     1,805,944
                                                                  -------------
                                                                     19,465,892
                                                                  -------------
Paper & Forest Products -- 2.7%
Bowater, Inc. (a)                                         184,200     3,788,994
MeadWestvaco Corp.                                        216,600     5,742,066
                                                                  -------------
                                                                      9,531,060
                                                                  -------------
Pharmaceuticals -- 4.1%
King Pharmaceuticals, Inc. *                              424,400     7,227,532
Mylan Laboratories, Inc.                                  350,075     7,047,010
                                                                  -------------
                                                                     14,274,542
                                                                  -------------
Real Estate -- 2.0%
Host Hotels & Resorts, Inc. (REIT)                        304,600     6,984,478
                                                                  -------------
Retail - Multiline -- 1.5%
Federated Department Stores, Inc.                         121,988     5,271,101
                                                                  -------------
Retail - Specialty -- 3.4%
Foot Locker, Inc.                                         218,600     5,519,650
OfficeMax, Inc.                                           154,700     6,302,478
                                                                  -------------
                                                                     11,822,128
                                                                  -------------
Software -- 3.5%
Cadence Design Systems, Inc. *                            420,400     7,129,984
Sybase, Inc. *(a)                                         209,300     5,073,432
                                                                  -------------
                                                                     12,203,416
                                                                  -------------
Telecommunication Services - Diversified -- 6.0%
ADC Telecommunications, Inc. *(a)                         316,700     4,750,500

Met Investors Series Trust
Lord Abbett Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                               Shares        Value
------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                      94,000 $   3,728,980
Embarq Corp.                                                          89,100     4,309,767
Level 3 Communications, Inc. *(a)                                    135,700       725,995
Qwest Communications International, Inc. *(a)                        893,100     7,787,832
                                                                             -------------
                                                                                21,303,074
                                                                             -------------
Trading Companies & Distributors -- 3.3%
Genuine Parts Co.                                                    147,100     6,344,423
W.W. Grainger, Inc.                                                   80,700     5,408,514
                                                                             -------------
                                                                                11,752,937
                                                                             -------------
Total Common Stocks (Cost $286,169,538)                                        339,793,828
                                                                             -------------

                                                                    Par
Security Description                                               Amount        Value
------------------------------------------------------------------------------------------
Short-Term Investment -- 3.5%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 3.400% to be repurchased at $12,462,530
  on 10/02/06 collateralized by $12,945,000 FHLB at 3.750%
  due 08/15/08 with a value of $12,709,026. 3.400%, due 10/02/06
  (Cost -- $12,459,000)                                          $12,459,000    12,459,000
                                                                             -------------
TOTAL INVESTMENTS -- 99.9% (Cost $298,628,538#)                                352,252,828
                                                                             -------------
Other Assets and Liabilities (net) -- 0.1%                                         283,357
                                                                             -------------
TOTAL NET ASSETS -- 100.0%                                                   $ 352,536,185
                                                                             =============

Portfolio Footnotes
*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $61,806,490 and $8,182,200 respectively, resulting in a net unrealized appreciation of $53,624,290.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $65,685,507 and the collateral received consisted of cash in the amount of $67,393,940.
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

Met Investors Series Trust
Mercury Large-Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares      Value
-----------------------------------------------------------------------
Common Stocks -- 100.4%

Aerospace & Defense -- 4.6%
Boeing Co. (The)                                    23,000 $  1,813,550
Lockheed Martin Corp.                               18,000    1,549,080
Northrop Grumman Corp.                              16,000    1,089,120
Raytheon Co.                                        30,000    1,440,300
                                                           ------------
                                                              5,892,050
                                                           ------------
Airlines -- 1.0%
AMR Corp. *(a)                                      52,000    1,203,280
                                                           ------------
Automobiles -- 2.3%
General Motors Corp. (a)                            45,000    1,496,700
Harley-Davidson, Inc. (a)                           23,000    1,443,250
                                                           ------------
                                                              2,939,950
                                                           ------------
Banks -- 0.9%
Bank of America Corp.                               21,000    1,124,970
                                                           ------------
Commercial Services & Supplies -- 0.3%
Convergys Corp. *                                   21,000      433,650
                                                           ------------
Communications Equipment & Services -- 3.5%
Cisco Systems, Inc. *                              115,000    2,645,000
Motorola, Inc.                                      74,000    1,850,000
                                                           ------------
                                                              4,495,000
                                                           ------------
Computers & Peripherals -- 5.5%
Hewlett-Packard Co.                                 62,000    2,274,780
International Business Machines Corp.               30,000    2,458,200
Lexmark International, Inc. - Class A *             15,000      864,900
NCR Corp. *                                         34,000    1,342,320
                                                           ------------
                                                              6,940,200
                                                           ------------
Containers & Packaging -- 0.3%
Pactiv Corp. *                                      13,000      369,460
                                                           ------------
Electronic Equipment & Instruments -- 1.1%
Agilent Technologies, Inc. *                        41,000    1,340,290
                                                           ------------
Financial - Diversified -- 11.8%
Bear Stearns Cos., Inc.                             11,000    1,541,100
Citigroup, Inc.                                     72,000    3,576,240
Goldman Sachs Group, Inc. (The)                     11,000    1,860,870
JPMorgan Chase & Co.                                60,000    2,817,600
Lehman Brothers Holdings, Inc.                      22,000    1,624,920
Morgan Stanley                                      28,000    2,041,480
Prudential Financial, Inc.                          21,000    1,601,250
                                                           ------------
                                                             15,063,460
                                                           ------------
Food & Drug Retailing -- 0.8%
Kraft Foods, Inc. - Class A (a)                     25,000      891,500
Safeway, Inc.                                        2,000       60,700
                                                           ------------
                                                                952,200
                                                           ------------
Food Products -- 2.1%
Archer-Daniels-Midland Co.                          37,000    1,401,560
Campbell Soup Co. (a)                               36,000    1,314,000
                                                           ------------
                                                              2,715,560
                                                           ------------
Health Care Equipment & Supplies -- 1.6%
Becton, Dickinson & Co.                             20,000    1,413,400
Johnson & Johnson                                    9,000      584,460
                                                           ------------
                                                              1,997,860
                                                           ------------

Met Investors Series Trust
Mercury Large-Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                       Shares     Value
------------------------------------------------------------------------------
Health Care Providers & Services -- 7.3%
Aetna, Inc.                                                 37,000 $ 1,463,350
AmerisourceBergen Corp.                                     29,000   1,310,800
Caremark Rx, Inc.                                           27,000   1,530,090
Humana, Inc. *                                               3,000     198,270
Laboratory Corp. of America Holdings *                       3,000     196,710
Manor Care, Inc. (a)                                        25,000   1,307,000
McKesson Corp.                                              26,000   1,370,720
Medco Health Solutions, Inc. *                               4,000     240,440
WellPoint, Inc. *                                           22,000   1,695,100
                                                                   -----------
                                                                     9,312,480
                                                                   -----------
Household Products -- 0.5%
Procter & Gamble Co. (The)                                  11,000     681,780
                                                                   -----------
Industrial - Diversified -- 2.7%
General Electric Co.                                        65,000   2,294,500
Rockwell Automation, Inc.                                   19,000   1,103,900
                                                                   -----------
                                                                     3,398,400
                                                                   -----------
Insurance -- 3.0%
American International Group, Inc.                           2,000     132,520
Chubb Corp. (The)                                            3,000     155,880
Nationwide Financial Services, Inc. - Class A (a)           22,000   1,058,200
PMI Group, Inc. (The) (a)                                   19,000     832,390
Principal Financial Group, Inc. (a)                          5,000     271,400
SAFECO Corp.                                                24,000   1,414,320
                                                                   -----------
                                                                     3,864,710
                                                                   -----------
Internet Software & Services -- 0.8%
McAfee, Inc. *                                              41,000   1,002,860
                                                                   -----------
IT Consulting & Services -- 0.2%
Computer Sciences Corp. *(a)                                 6,000     294,720
                                                                   -----------
Leisure Equipment & Products -- 1.1%
Hasbro, Inc.                                                59,000   1,342,250
                                                                   -----------
Machinery -- 1.3%
Caterpillar, Inc.                                           25,000   1,645,000
                                                                   -----------
Media -- 1.6%
Walt Disney Co. (The)                                       65,000   2,009,150
                                                                   -----------
Metals & Mining -- 4.2%
Freeport-McMoRan Copper & Gold, Inc. - Class B              23,000   1,224,980
Nucor Corp.                                                 30,000   1,484,700
Phelps Dodge Corp.                                          16,000   1,355,200
United States Steel Corp. (a)                               23,000   1,326,640
                                                                   -----------
                                                                     5,391,520
                                                                   -----------
Oil & Gas -- 17.6%
Anadarko Petroleum Corp.                                    31,000   1,358,730
Apache Corp.                                                16,000   1,011,200
Chevron Corp.                                               41,000   2,659,260
ConocoPhillips                                              34,000   2,024,020
Devon Energy Corp.                                          22,000   1,389,300
Exxon Mobil Corp.                                           77,000   5,166,700
Frontier Oil Corp.                                          37,000     983,460
Hess Corp.                                                  26,000   1,076,920
Marathon Oil Corp.                                          21,000   1,614,900
Occidental Petroleum Corp.                                  36,000   1,731,960
ONEOK, Inc.                                                  7,000     264,530
Sunoco, Inc.                                                18,000   1,119,420
Tesoro Corp.                                                 6,000     347,880

Met Investors Series Trust
Mercury Large-Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                     Shares       Value
--------------------------------------------------------------------------------
Valero Energy Corp.                                        32,000 $   1,647,040
                                                                  -------------
                                                                     22,395,320
                                                                  -------------
Pharmaceuticals -- 4.2%
Merck & Co., Inc.                                          51,000     2,136,900
Mylan Laboratories, Inc.                                    1,000        20,130
Pfizer, Inc.                                              113,000     3,204,680
                                                                  -------------
                                                                      5,361,710
                                                                  -------------
Retail - Multiline -- 2.3%
J.C. Penney Co., Inc. (a)                                  22,000     1,504,580
Kohl's Corp. *                                             22,000     1,428,240
                                                                  -------------
                                                                      2,932,820
                                                                  -------------
Retail - Specialty -- 3.8%
Abercrombie & Fitch Co. - Class A                          10,000       694,800
Best Buy Co., Inc.                                         27,000     1,446,120
Nordstrom, Inc.                                            32,000     1,353,600
Staples, Inc.                                              57,000     1,386,810
                                                                  -------------
                                                                      4,881,330
                                                                  -------------
Semiconductor Equipment & Products -- 6.8%
Altera Corp. *                                             67,000     1,231,460
Analog Devices, Inc.                                       33,000       969,870
Lam Research Corp. *                                       29,000     1,314,570
Micron Technology, Inc. *                                  46,000       800,400
National Semiconductor Corp.                               48,000     1,129,440
NVIDIA Corp. *                                             45,000     1,331,550
Texas Instruments, Inc.                                    55,000     1,828,750
                                                                  -------------
                                                                      8,606,040
                                                                  -------------
Software -- 4.3%
BEA Systems, Inc. *                                        83,000     1,261,600
CA Inc. (a)                                                    90         2,132
Intuit, Inc. *                                             41,000     1,315,690
Microsoft Corp.                                            37,000     1,011,210
Oracle Corp. *                                            109,000     1,933,660
                                                                  -------------
                                                                      5,524,292
                                                                  -------------
Telecommunication Services - Diversified -- 0.3%
CenturyTel, Inc.                                           10,000       396,700
                                                                  -------------
Tobacco -- 2.0%
Altria Group, Inc.                                          5,000       382,750
Reynolds American, Inc. (a)                                12,000       743,640
UST, Inc. (a)                                              25,000     1,370,750
                                                                  -------------
                                                                      2,497,140
                                                                  -------------
Transportation -- 0.6%
Swift Transportation Co., Inc. *                           31,000       735,320
                                                                  -------------
Total Common Stocks (Cost $108,645,946)                             127,741,472
                                                                  -------------
ESCROWED SHARES -- 0.0%
ESC Seagate Technology (b)
  (Cost -- $0)                                             27,200            27
                                                                  -------------
TOTAL INVESTMENTS -- 100.4% (Cost $108,645,946#)                    127,741,499
                                                                  -------------
Other Assets and Liabilities (net) -- (0.4)%                           (512,981)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 127,228,518
                                                                  =============

Portfolio Footnotes:
* Non-income producing security.

Met Investors Series Trust
Mercury Large-Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $21,322,603 and $2,227,050 respectively, resulting in a net unrealized appreciation of $19,095,553.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $12,578,863 and the collateral received consisted of cash in the amount of $12,863,323.
(b) Illiquid securities representing in the aggregate 0.00% of net assets.

Met Investors Series Trust
MetLife Aggressive Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security
Description                                        Shares       Value
--------------------------------------------------------------------------
Investment Company Securities -- 100.0%
Davis Venture Value Portfolio (Class A)*          2,633,967 $  85,972,696
Goldman Sachs Mid-Cap Value Portfolio (Class A)   1,171,014    15,574,491
Harris Oakmark Focused Value Portfolio (Class A)    226,009    56,490,851
Harris Oakmark International Portfolio (Class A)  2,762,503    47,984,681
Janus Aggressive Growth Portfolio (Class A)       9,984,250    79,175,098
Jennison Growth Portfolio (Class A) *             4,057,713    49,382,365
Legg Mason Value Equity Portfolio (Class A)       6,297,233    65,113,391
Lord Abbett Growth and Income Portfolio (Class A) 2,830,375    78,825,935
Met/AIM Small Cap Growth Portfolio (Class A)      2,529,285    31,691,943
MFS Emerging Markets Equity Portfolio (Class A)   3,441,188    31,108,335
MFS Research International Portfolio (Class A)    2,885,158    39,699,774
RCM Global Technology Portfolio (Class A)         6,699,483    33,162,441
Third Avenue Small Cap Value Portfolio (Class A)  4,314,177    70,407,367
Turner Mid-Cap Growth Portfolio (Class A)         1,955,622    23,682,584
Van Kampen Comstock Portfolio (Class A)           7,779,199    87,593,783
                                                            -------------
Total Investment Company Securities
  (Cost $757,800,267)                                         795,865,735
                                                            -------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $757,800,267#)                                        795,865,735
                                                            -------------
Other Assets and Liabilities (net) -- 0.0%                       (264,640)
                                                            -------------
TOTAL NET ASSETS -- 100.0%                                  $ 795,601,095
                                                            =============

Portfolio Footnotes:
*   A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $42,434,312 and $4,368,844 respectively, resulting in a net unrealized appreciation of $38,065,468.

Met Investors Series Trust
MetLife Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                   Shares        Value
-------------------------------------------------------------------------------
Investment Company Securities -- 100.0%
Davis Venture Value Portfolio (Class A)*             11,271,575 $  367,904,213
Goldman Sachs Mid-Cap Value Portfolio (Class A)       6,890,350     91,641,651
Harris Oakmark Focused Value Portfolio (Class A)*       759,447    189,823,763
Harris Oakmark International Portfolio (Class A)     10,828,345    188,088,344
Janus Aggressive Growth Portfolio (Class A)          17,617,331    139,705,434
Jennison Growth Portfolio (Class A)*                 11,926,224    145,142,147
Lazard Mid-Cap Portfolio (Class A)                   11,088,930    141,938,300
Legg Mason Value Equity Portfolio (Class A)          27,764,726    287,087,270
Loomis Sayles Global Markets Portfolio (Class A)     19,138,110    184,874,147
Lord Abbett Bond Debenture Portfolio (Class A)       26,574,967    320,759,846
Lord Abbett Growth and Income Portfolio (Class A)     9,988,916    278,191,324
Met/AIM Small Cap Growth Portfolio (Class A)          7,436,646     93,181,171
MFS Emerging Markets Equity Portfolio (Class A)      10,119,880     91,483,713
MFS Research International Portfolio (Class A)       10,178,899    140,061,655
Neuberger Berman Real Estate Portfolio (Class A)      5,702,550     94,092,074
Oppenheimer Capital Appreciation Portfolio (Class A) 26,997,826    239,470,720
PIMCO Inflation Protected Bond Portfolio (Class A)   30,944,944    317,495,120
PIMCO Total Return Portfolio (Class A)               31,330,698    365,942,547
T. Rowe Price Mid-Cap Growth Portfolio (Class A)     11,268,879     93,644,387
Third Avenue Small Cap Value Portfolio (Class A)     14,102,058    230,145,594
Turner Mid-Cap Growth Portfolio (Class A)             7,669,187     92,873,856
Van Kampen Comstock Portfolio (Class A)              29,119,553    327,886,168
Western Asset Management US Government
  Portfolio (Class A)*                               18,713,219    227,552,746
                                                                --------------
Total Investment Company Securities
  (Cost $4,496,486,285)                                          4,648,986,190
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $4,496,486,285#)                                         4,648,986,190
                                                                --------------
Other Assets and Liabilities (net) -- 0.0%                          (1,259,846)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $4,647,726,344
                                                                ==============

Portfolio Footnotes
* A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $190,462,882 and $37,962,977 respectively, resulting in a net unrealized appreciation of $152,499,905.

Met Investors Series Trust
MetLife Defensive Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares       Value
-----------------------------------------------------------------------------
Investment Company Securities -- 100.0%
Davis Venture Value Portfolio (Class A) *              315,820 $  10,308,349
Goldman Sachs Mid-Cap Value Portfolio (Class A)        772,384    10,272,704
Harris Oakmark International Portfolio (Class A)       607,575    10,553,585
Jennison Growth Portfolio (Class A) *                  892,536    10,862,159
Lazard Mid-Cap Portfolio (Class A)                     829,386    10,616,145
Legg Mason Value Equity Portfolio (Class A)          2,076,671    21,472,782
Loomis Sayles Global Markets Portfolio (Class A)     2,145,664    20,727,113
Lord Abbett Bond Debenture Portfolio (Class A)       3,403,796    41,083,816
Lord Abbett Growth and Income Portfolio (Class A)      933,255    25,991,140
MFS Research International Portfolio (Class A)       1,522,957    20,955,894
Neuberger Berman Real Estate Portfolio (Class A)       639,222    10,547,161
Oppenheimer Capital Appreciation Portfolio (Class A) 1,818,255    16,127,922
PIMCO Inflation Protected Bond Portfolio (Class A)   7,927,030    81,331,328
PIMCO Total Return Portfolio (Class A)               8,339,280    97,402,790
T. Rowe Price Mid-Cap Growth Portfolio (Class A)     1,264,122    10,504,854
Third Avenue Small Cap Value Portfolio (Class A)     1,264,261    20,632,734
Van Kampen Comstock Portfolio (Class A)              1,865,222    21,002,402
Western Asset Management US Government
  Portfolio (Class A) *                              6,291,145    76,500,323
Total Investment Company Securities
  (Cost $507,259,954)                                            516,893,201
                                                               -------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $507,259,954#)                                           516,893,201
                                                               -------------
Other Assets and Liabilities (net) -- 0.0%                          (193,138)
                                                               -------------
TOTAL NET ASSETS -- 100.0%                                     $ 516,700,063
                                                               =============

Portfolio Footnotes:
* A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $12,224,000 and $2,590,753 respectively, resulting in a net unrealized appreciation of $9,633,247.

Met Investors Series Trust
MetLife Growth Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                   Shares        Value
--------------------------------------------------------------------------------
Investment Company Securities -- 100.0%
Davis Venture Value Portfolio (Class A)*             15,748,049 $   514,016,324
Goldman Sachs Mid-Cap Value Portfolio (Class A)       7,001,628      93,121,655
Harris Oakmark Focused Value Portfolio (Class A)*       964,341     241,037,015
Harris Oakmark International Portfolio (Class A)     13,749,640     238,831,254
Janus Aggressive Growth Portfolio (Class A)          35,798,196     283,879,696
Jennison Growth Portfolio (Class A)*                 20,188,990     245,700,005
Legg Mason Value Equity Portfolio (Class A)          28,200,925     291,597,564
Loomis Sayles Global Markets Portfolio (Class A)     19,445,116     187,839,821
Lord Abbett Bond Debenture Portfolio (Class A)        7,715,033      93,120,446
Lord Abbett Growth and Income Portfolio (Class A)    16,913,853     471,050,792
Met/AIM Small Cap Growth Portfolio (Class A)         11,332,100     141,991,214
MFS Emerging Markets Equity Portfolio (Class A)      15,422,534     139,419,710
MFS Research International Portfolio (Class A)       13,787,173     189,711,496
Neuberger Berman Real Estate Portfolio (Class A)      5,792,405      95,574,683
Oppenheimer Capital Appreciation Portfolio (Class A) 10,968,288      97,288,713
PIMCO Inflation Protected Bond Portfolio (Class A)   22,460,713     230,446,913
RCM Global Technology Portfolio (Class A)            19,983,709      98,919,361
T. Rowe Price Mid-Cap Growth Portfolio (Class A)     11,448,226      95,134,761
Third Avenue Small Cap Value Portfolio (Class A)     22,925,748     374,148,212
Turner Mid-Cap Growth Portfolio (Class A)             7,792,154      94,362,981
Van Kampen Comstock Portfolio (Class A)              46,488,947     523,465,546
                                                                ---------------
Total Investment Company Securities
  (Cost $4,563,402,022)                                           4,740,658,162
                                                                ---------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $4,563,402,022#)                                          4,740,658,162
                                                                ---------------
Other Assets and Liabilities (net) -- 0.0%                           (1,271,279)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 4,739,386,883
                                                                ===============

Portfolio Footnotes
* A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $208,952,157 and $31,696,017 respectively, resulting in a net unrealized appreciation of $177,256,140.

Met Investors Series Trust
MetLife Moderate Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                   Shares        Value
-------------------------------------------------------------------------------
Investment Company Securities -- 100.0%
Davis Venture Value Portfolio (Class A) *             1,888,346 $   61,635,612
Goldman Sachs Mid-Cap Value Portfolio (Class A)       2,308,831     30,707,458
Harris Oakmark International Portfolio (Class A)      1,813,990     31,509,007
Jennison Growth Portfolio (Class A) *                 5,326,931     64,828,755
Lazard Mid-Cap Portfolio (Class A)                    3,714,946     47,551,312
Legg Mason Value Equity Portfolio (Class A)           7,750,805     80,143,327
Loomis Sayles Global Markets Portfolio (Class A)      6,412,387     61,943,654
Lord Abbett Bond Debenture Portfolio (Class A)       10,176,498    122,830,327
Lord Abbett Growth and Income Portfolio (Class A)     3,904,713    108,746,262
MFS Emerging Markets Equity Portfolio (Class A)       3,391,043     30,655,026
MFS Research International Portfolio (Class A)        3,410,531     46,928,905
Neuberger Berman Real Estate Portfolio (Class A)      1,910,348     31,520,737
Oppenheimer Capital Appreciation Portfolio (Class A)  7,235,520     64,179,062
PIMCO Inflation Protected Bond Portfolio (Class A)   17,776,431    182,386,179
PIMCO Total Return Portfolio (Class A)               19,683,793    229,906,698
T. Rowe Price Mid-Cap Growth Portfolio (Class A)      5,663,302     47,062,038
Third Avenue Small Cap Value Portfolio (Class A)      3,779,850     61,687,154
Turner Mid-Cap Growth Portfolio (Class A)             2,569,533     31,117,042
Van Kampen Comstock Portfolio (Class A)               8,362,123     94,157,509
Western Asset Management US Government
  Portfolio (Class A) *                              10,032,653    121,997,061
                                                                --------------
Total Investment Company Securities
  (Cost $1,514,767,730)                                          1,551,493,125
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,514,767,730#)                                         1,551,493,125
                                                                --------------
Other Assets and Liabilities (net) -- 0.0%                            (462,540)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,551,030,585
                                                                ==============

Portfolio Footnotes
* A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $51,717,049 and $14,991,654 respectively, resulting in a net unrealized appreciation of $36,725,395.

Met Investors Series Trust
MFS/(R)/ Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                     Shares      Value
-------------------------------------------------------------------------------
Common Stocks -- 93.5%
Brazil -- 13.1%
Aracruz Celulose S.A. (ADR) (a)                            51,180 $ 2,547,229
Banco Nossa Caixa S.A.                                    111,540   2,223,257
Companhia de Bebidas das Americas (ADR) (a)                 7,710     309,325
Companhia Siderurgica Nacional S.A. (ADR) (a)              44,790   1,273,380
Companhia Vale do Rio Doce (ADR) (a)                      396,570   8,550,049
Equatorial Energia S.A. *                                 209,260   1,535,385
Petroleo Brasileiro S.A. (ADR) (a)                        178,990  15,004,732
Submarino S.A.                                             72,490   1,417,221
Tractebel Energia S.A.                                    144,760   1,172,011
Unibanco-Uniao de Bancos Brasilieros S.A. (ADR)            32,680   2,418,320
Votorantim Celulose e Papel S.A. (ADR) (a)                172,280   2,918,423
                                                                  -----------
                                                                   39,369,332
                                                                  -----------
Canada -- 1.0%
Addax Petroleum Corp.                                     130,880   3,138,209
                                                                  -----------
Egypt -- 0.6%
Egyptian Co. for Mobile Services                           69,273   1,960,770
                                                                  -----------
Hong Kong -- 9.0%
Aluminum Corp. of China, Ltd.                           1,508,000     960,129
ASM Pacific Technology, Ltd.                              671,500   3,498,301
China Mobile (Hong Kong), Ltd.                          1,339,500   9,486,854
China Netcom Group Corp. (Hong Kong), Ltd.                691,500   1,237,381
China Telecom Corp., Ltd.                               4,406,000   1,593,331
Citic Pacific, Ltd.                                       474,000   1,459,716
CNOOC, Ltd.                                             3,460,000   2,875,737
PetroChina Co., Ltd.                                    5,486,000   5,897,142
                                                                  -----------
                                                                   27,008,591
                                                                  -----------
Hungary -- 0.7%
OTP Bank Nyrt. (GDR)                                       29,750   1,865,465
OTP Bank Nyrt. (GDR)                                        3,630     228,327
                                                                  -----------
                                                                    2,093,792
                                                                  -----------
India -- 3.8%
Reliance Industries, Ltd. (GDR) (144A) (b)                103,840   5,243,920
Satyam Computer Services, Ltd. (ADR) (a)                  161,300   6,240,697
                                                                  -----------
                                                                   11,484,617
                                                                  -----------
Indonesia -- 1.6%
PT Astra International Tbk                                996,000   1,341,759
PT Bank Central Asia Tbk                                2,718,000   1,424,381
PT Telekomunikasi Indonesia                             2,373,500   2,161,642
                                                                  -----------
                                                                    4,927,782
                                                                  -----------
Israel -- 3.7%
Israel Chemicals, Ltd.                                    481,430   2,344,721
Makhteshim-Agan Industries, Ltd.                          315,740   1,558,102
Teva Pharmaceutical Industries, Ltd. (ADR)                213,860   7,290,488
                                                                  -----------
                                                                   11,193,311
                                                                  -----------
Luxembourg -- 0.4%
Ternium S.A. (ADR) *                                       57,330   1,327,763
                                                                  -----------
Malaysia -- 1.0%
Malayan Banking Berhad                                    581,500   1,765,963
Resorts World Berhad                                      453,200   1,362,735
                                                                  -----------
                                                                    3,128,698
                                                                  -----------

Met Investors Series Trust
MFS/(R)/ Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                      Shares      Value
--------------------------------------------------------------------------------
Mexico -- 6.6%
Alfa S.A.                                                  282,940 $ 1,548,228
Axtel, S.A. de C.V. *                                      646,000   1,341,238
Cemex S.A. de C.V. (ADR) *                                 116,230   3,496,198
Consorcio ARA, S.A. de C.V.                                182,180     895,679
Corporacion Moctezuma, S.A. de C.V.                        627,700   1,257,515
Embotelladoras Arca S.A.                                   539,000   1,570,641
Grupo Modelo S.A. de C.V.                                  768,910   3,360,196
Grupo Televisa S.A. (ADR)                                  150,630   3,202,394
Kimberly-Clark de Mexico S.A. de C.V. - Class A            781,580   3,167,173
                                                                   -----------
                                                                    19,839,262
                                                                   -----------
Peru -- 0.9%
Compania de Minas Buenaventura S.A.U. (ADR) (a)            104,870   2,831,490
                                                                   -----------
Philippines -- 3.6%
Ayala Corp.                                                130,860   1,235,902
First Philippine Holdings Corp.                            949,100     943,611
Globe Telecom, Inc.                                        146,930   3,141,954
Manila Water Co.                                        14,426,000   2,583,276
Philippine Long Distance Telephone Co.                      69,220   3,061,759
                                                                   -----------
                                                                    10,966,502
                                                                   -----------
Poland -- 0.5%
KGHM Polska Miedz S.A.                                      43,290   1,382,434
                                                                   -----------
Russia -- 6.7%
Gazprom Neft (ADR) (a)                                      85,810   1,673,295
GMK Norilsk Nickel (ADR)                                    18,770   2,440,100
LUKOIL (ADR)                                               142,990  10,795,745
OAO Vimpel-Communications (ADR) *(a)                        60,190   3,646,912
Sberbank                                                       720   1,565,974
                                                                   -----------
                                                                    20,122,026
                                                                   -----------
South Africa -- 9.8%
ABSA Group, Ltd.                                           210,660   2,699,526
African Bank Investments, Ltd.                             875,880   2,495,207
FirstRand, Ltd.                                            759,610   1,731,963
Impala Platinum Holdings, Ltd.                              17,350   2,887,577
Imperial Holdings, Ltd. *                                  159,600   2,658,614
Liberty Group, Ltd.                                        118,360   1,122,379
MTN Group, Ltd.                                            248,510   2,017,528
Naspers, Ltd.                                               85,660   1,323,937
Sanlam, Ltd.                                               458,480   1,010,588
Sasol, Ltd.                                                189,080   6,247,921
Standard Bank Group, Ltd.                                  358,870   3,598,195
Telkom South Africa, Ltd.                                  100,770   1,750,587
                                                                   -----------
                                                                    29,544,022
                                                                   -----------
South Korea -- 16.2%
Hana Financial Group, Inc.                                  33,680   1,545,450
Hyundai Mobis                                               17,830   1,830,442
Kookmin Bank                                                98,330   7,697,088
KT&G Corp.                                                  48,790   2,961,664
LG Chem, Ltd.                                               37,030   1,468,271
NHN Corp.                                                   15,453   1,628,092
POSCO (ADR) (a)                                             86,150   5,593,720
Samsung Electronics Co., Ltd.                               29,390  20,695,736
Samsung Fire & Marine Insurance Co., Ltd.                   13,220   2,038,101
Shinhan Financial Group Co., Ltd.                           43,730   1,966,037
Shinsegae Co., Ltd.                                          2,590   1,339,470
                                                                   -----------
                                                                    48,764,071
                                                                   -----------

Met Investors Series Trust
MFS/(R)/ Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                        Shares/Par
Security Description                                      Amount        Value
-----------------------------------------------------------------------------------
Taiwan -- 8.4%
Acer, Inc.                                                    7,340 $     12,430
AU Optronics Corp.                                        1,573,340    2,236,705
Cathay Financial Holding Co., Ltd.                          626,135    1,252,727
China Steel Corp.                                         1,453,485    1,252,480
Chinatrust Financial Holding Co., Ltd.                       94,440       70,393
Formosa Chemicals & Fibre Corp.                              12,990       19,219
Formosa Plastics Corp.                                       23,040       32,913
High Tech Computer Corp.                                     96,400    2,545,139
Hon Hai Precision Industry Co., Ltd.                      1,146,800    6,971,679
MediaTek, Inc.                                              145,000    1,372,101
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)      982,540    9,432,384
                                                                    ------------
                                                                      25,198,170
                                                                    ------------
Thailand -- 2.0%
Bangkok Bank Public Co., Ltd.                               608,000    1,772,597
PTT Pcl                                                     341,500    1,944,937
Siam Cement Pcl                                             323,800    2,194,564
                                                                    ------------
                                                                       5,912,098
                                                                    ------------
Turkey -- 1.0%
Akbank T.A.S. (ADR) (a)                                       4,503       39,401
Akbank T.A.S. (ADR) (a)*                                    149,950    1,454,514
Turkiye Garanti Bankasi A.S.                                497,900    1,465,589
                                                                    ------------
                                                                       2,959,504
                                                                    ------------
United Kingdom -- 1.9%
Anglo American Plc                                           75,290    3,168,438
Old Mutual Plc                                              774,420    2,424,988
                                                                    ------------
                                                                       5,593,426
                                                                    ------------
United States -- 1.0%
Freeport-McMoRan Copper & Gold, Inc. - Class B (a)           28,110    1,497,139
Southern Copper Corp. (a)                                    15,010    1,388,425
                                                                    ------------
                                                                       2,885,564
                                                                    ------------
Total Common Stocks (Cost $298,159,411)                              281,631,435
                                                                    ------------
Preferred Stocks -- 5.3%
Brazil -- 5.0%
AES Tiete S.A.                                           35,519,000      939,505
All America Latina Logistica                                444,550    3,456,032
Banco Bradesco S.A.                                         143,600    4,755,509
Cia de Bebidas das (ADR) (a)                                 68,880    3,125,774
Universo Online S.A. *                                      284,800    1,690,052
Usinas Siderurgicas de Minas Gerais SA - Class A             35,400    1,058,491
                                                                    ------------
                                                                      15,025,363
                                                                    ------------
Russia -- 0.3%
Transneft                                                       530    1,012,300
                                                                    ------------
Total Preferred Stocks (Cost $16,224,320)                             16,037,663
                                                                    ------------
Short-Term Investments -- 2.4%
Citigroup Funding, Inc. 5.350%, due 10/02/06            $ 5,117,000    5,116,240
Morgan Stanley Dean Witter 5.400%, due 10/02/06           2,026,000    2,025,696
                                                                    ------------
Total Short-Term Investments (Cost $7,141,936)                         7,141,936
                                                                    ------------
TOTAL INVESTMENTS -- 101.2% (Cost $321,525,667#)                     304,811,034
                                                                    ------------
Other Assets and Liabilities (net) -- (1.2)%                          (3,519,782)
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                           301,291,252
                                                                    ============

Met Investors Series Trust
MFS/(R)/ Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Portfolio Footnotes

*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,316,644 and $25,031,277 respectively, resulting in a net unrealized depreciation of $16,714,633.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $49,161,352 and the collateral received consisted of cash in the amount of $50,474,815.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate 1.74% of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

MFS Emerging Market Equity Portfolio

Summary of Total Foreign Securities by Industry Classification at 9/30/2006

                                                Value   Percent of
Industry                                        (000)   Net Assets
------------------------------------------------------------------
Advertising                                   $   1,690       0.6%
Auto Components                                   1,830       0.6
Automobiles                                       1,342       0.4
Banks                                            33,086      11.0
Beverages                                         8,366       2.8
Building Products                                 3,496       1.2
Chemicals                                        10,667       3.5
Computers & Peripherals                           2,558       0.8
Construction Materials                            3,452       1.1
Electric Utilities                                4,591       1.5
Electronic Equipment & Instruments                9,208       3.1
Energy                                            2,583       0.9
Financial - Diversified                           9,675       3.2
Hotels, Restaurants & Leisure                     1,363       0.5
Household Durables                               20,696       6.9
Household Products                                3,167       1.1
Industrial - Diversified                          9,343       3.1
Insurance                                         7,849       2.6
Internet & Catalog Retail                         1,417       0.5
Internet Software & Services                      1,628       0.5
IT Consulting & Services                          6,241       2.1
Media                                             4,526       1.5
Metals & Mining                                  33,172      11.0
Oil & Gas                                        48,571      16.2
Paper & Forest Products                           5,466       1.8
Pharmaceuticals                                   7,290       2.4
Real Estate                                         896       0.3
Retail - Multiline                                1,339       0.4
Semiconductor Equipment & Products               14,303       4.7
Telecommunication Services - Diversified          8,984       3.0
Telecommunication Services - Wireless            22,416       7.4
Tobacco                                           2,962       1.0
Transportation                                    3,455       1.1
                                              ---------  --------
Total                                         $ 297,628      98.8%
                                              =========  ========

Met Investors Series Trust
MFS/(R)/ Research International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                     Shares      Value
------------------------------------------------------------------------------
Common Stocks -- 99.1%
Austria -- 0.9%
Erste Bank der Oesterreichischen Sparkassen AG (a)        164,482 $ 10,235,943
                                                                  ------------
Belgium -- 0.8%
Umicore                                                    64,330    9,512,574
                                                                  ------------
Brazil -- 2.9%
Aracruz Celulose S.A. (ADR) (a)                            64,150    3,192,745
Banco Nossa Caixa S.A.                                    150,860    3,006,999
Companhia Siderurgica Nacional S.A. (ADR) (a)             141,320    4,017,728
CSU Cardsystem S.A. *                                     481,640    2,880,291
Equatorial Energia S.A. *                                 558,380    4,096,953
Petroleo Brasileiro S.A. (ADR)                             48,180    4,038,929
Unibanco-Uniao de Bancos Brasilieros S.A. (ADR)           123,750    9,157,500
Votorantim Celulose e Papel S.A. (ADR) (a)                273,750    4,637,325
                                                                  ------------
                                                                    35,028,470
                                                                  ------------
Canada -- 2.2%
Rogers Communications, Inc.                               175,720    9,643,171
Telus Corp.                                               291,180   16,423,262
                                                                  ------------
                                                                    26,066,433
                                                                  ------------
China -- 0.0%
China Merchants Bank Co., Ltd. *(a)                       118,500      166,991
                                                                  ------------
Cyprus -- 0.3%
Bank of Cyprus Public Co., Ltd.                           321,160    3,257,019
                                                                  ------------
France -- 13.0%
Axa (a)                                                   567,310   20,897,552
BNP Paribas (a)                                           221,435   23,807,151
Cap Gemini S.A. (a)                                       141,550    7,497,478
Compagnie Generale des Establissements Michelin -
  Class B                                                 100,140    7,333,690
Credit Agricole S.A. (a)                                  369,610   16,222,535
France Telecom S.A. (a)                                   417,000    9,563,167
LVMH Moet Hennessy Louis Vuitton S.A.                      75,350    7,754,708
Pernod Ricard S.A. (a)                                     25,770    5,361,209
Schneider Electric S.A. (a)                               140,295   15,637,642
Suez S.A. (a)                                             186,872    8,210,779
Total S.A. (a)                                            419,480   27,656,314
Vallourec S.A.                                             16,630    3,867,700
                                                                  ------------
                                                                   153,809,925
                                                                  ------------
Germany -- 8.7%
Bayer AG                                                  407,690   20,813,841
Bayerische Motoren Werke (BMW) AG                         241,310   12,918,342
Continental AG                                            160,418   18,585,166
Deutsche Postbank AG                                       99,290    7,530,190
E.On AG (a)                                               233,000   27,685,941
Siemens AG                                                172,560   15,039,037
                                                                  ------------
                                                                   102,572,517
                                                                  ------------
Hong Kong -- 0.6%
Li & Fung, Ltd.                                         2,830,000    6,986,613
                                                                  ------------
Hungary -- 0.5%
OTP Bank Nyrt. (GDR)                                       88,350    5,540,931
                                                                  ------------
Ireland -- 0.9%
CRH Plc                                                   315,600   10,649,681
                                                                  ------------
Italy -- 4.5%
Assicurazioni Generali S.p.A. (a)                         433,290   16,199,942
Finmeccanica S.p.A (a)                                    337,980    7,543,444

Met Investors Series Trust
MFS/(R)/ Research International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                 Shares      Value
--------------------------------------------------------------------------
Italcementi S.p.A. (a)                                386,480 $  6,252,065
Italcementi S.p.A. (a)                                186,090    4,709,759
Saipem S.p.A. (a)                                     179,170    3,918,309
UniCredito Italiano S.p.A. (a)                      1,793,440   14,872,443
                                                              ------------
                                                                53,495,962
                                                              ------------
Japan -- 16.8%
Aeon Credit Service Co., Ltd. (a)                     322,400    7,703,030
Aiful Corp. (a)                                        53,650    2,083,932
Asahi Glass Co. (a)                                   641,000    7,944,424
Astellas Pharma, Inc. (a)                             367,100   14,804,211
Capcom Co., Ltd. (a)                                  281,400    4,086,098
FANUC, Ltd. (a)                                       123,700    9,697,414
Kao Corp. (a)                                         456,000   12,163,313
Konami Corp. (a)                                      280,700    7,148,009
Konica Minolta Holdings, Inc. *(a)                    575,000    7,735,031
Mitsubishi Corp. (a)                                  373,100    7,052,723
Mitsubishi UFJ Financial Group, Inc. (a)                1,414   18,154,932
Namco Bandai Holdings, Inc. (a)                       498,200    7,854,876
Nintendo Co., Ltd. (a)                                 38,400    7,938,818
Nippon Electric Glass Co., Ltd. (a)                   165,000    3,660,160
Nippon Television Network Corp.                        34,250    4,682,539
Nissan Motor Co., Ltd. (a)                            998,100   11,221,750
ORIX Corp.                                             39,330   10,931,687
Shinsei Bank, Ltd.                                  1,203,000    7,356,928
Sumitomo Mitsui Financial Group, Inc. (a)               1,782   18,698,762
Sundrug Co., Ltd. (a)                                 112,000    2,581,121
Takefuji Corp. (a)                                     44,780    2,054,499
Tokyo Gas Co., Ltd. (a)                             1,744,000    8,771,591
Toyota Motor Corp. (a)                                158,600    8,644,887
Yamada Denki Co., Ltd.                                 64,400    6,490,993
                                                              ------------
                                                               199,461,728
                                                              ------------
Luxembourg -- 0.2%
Ternium S.A. (ADR) *                                   96,110    2,225,908
                                                              ------------
Mexico -- 3.5%
America Movil S.A. de C.V. (ADR)                       98,250    3,868,103
Cemex S.A. de C.V. (ADR) *                            379,450   11,413,856
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)    98,870    3,361,580
Grupo Elektra S.A. de C.V.                            307,690    2,956,278
Grupo Modelo S.A. de C.V.                             948,340    4,144,319
Grupo Televisa S.A. de C.V. (ADR)                     534,730   11,368,360
Kimberly-Clark de Mexico S.A. de C.V. - Class A     1,227,810    4,975,417
                                                              ------------
                                                                42,087,913
                                                              ------------
Netherlands -- 3.8%
Koninklijke (Royal) Philips Electronics N.V.          346,980   12,148,165
Royal Dutch Shell Plc                                 885,940   29,197,037
TomTom N.V. *(a)                                       79,870    3,350,787
                                                              ------------
                                                                44,695,989
                                                              ------------
Norway -- 2.6%
Norsk Hydro ASA (a)                                   292,100    6,556,842
Statoil ASA (a)                                       532,200   12,643,043
Telenor ASA                                           867,990   11,321,281
                                                              ------------
                                                                30,521,166
                                                              ------------
Russia -- 0.4%
Gazprom                                               102,220    4,426,126
                                                              ------------
Singapore -- 2.3%
DBS Group Holdings, Ltd.                            1,041,000   12,599,296
Singapore Exchange, Ltd. (a)                        1,277,000    3,573,540

Met Investors Series Trust
MFS/(R)/ Research International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                Shares       Value
---------------------------------------------------------------------------
Singapore Telecommunications, Ltd. (a)             7,440,032 $   11,413,708
                                                             --------------
                                                                 27,586,544
                                                             --------------
South Africa -- 0.4%
Sasol                                                130,690      4,318,494
                                                             --------------
South Korea -- 3.3%
Hana Financial Group, Inc.                           115,080      5,280,594
Nong Shim Co., Ltd.                                   13,572      3,870,118
Posco                                                 42,230     10,958,504
Samsung Electronics Co., Ltd.                         27,089     19,075,427
                                                             --------------
                                                                 39,184,643
                                                             --------------
Spain -- 1.1%
Antena 3 de Television S.A. (a)                      265,810      5,434,230
Banco Bilbao Vizcaya Argentaria S.A. (a)             325,340      7,528,482
                                                             --------------
                                                                 12,962,712
                                                             --------------
Sweden -- 0.5%
Svenska Handelsbanken AB (a)                         237,100      6,412,051
                                                             --------------
Switzerland -- 10.8%
Actelion, Ltd. *                                      84,330     12,101,009
EFG International *                                  199,880      6,572,291
Lonza Group AG                                        90,160      6,238,742
Nestle S.A.                                           76,687     26,724,121
Novartis AG                                          155,970      9,097,440
Roche Holding AG                                     112,930     19,535,653
Swiss Re.                                            111,188      8,500,734
Syngenta AG *                                         93,560     14,104,141
UBS AG                                               416,406     24,874,894
                                                             --------------
                                                                127,749,025
                                                             --------------
Taiwan -- 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)   714,254      6,856,838
                                                             --------------
Thailand -- 0.4%
Bangkok Bank Public Co., Ltd.                      1,643,500      4,791,551
                                                             --------------
Turkey -- 0.6%
Akbank T.A.S.                                      1,313,953      6,693,815
                                                             --------------
United Kingdom -- 16.5%
Barclays Plc                                       1,552,240     19,555,294
BHP Billiton Plc                                   1,282,160     22,216,636
Burberry Group Plc                                   908,550      8,763,201
Diageo Plc                                           669,450     11,812,898
GlaxoSmithKline Plc                                1,413,920     37,626,261
HSBC Holdings Plc                                  1,222,295     22,277,143
NXT Plc                                              311,520     11,044,529
Reckitt Benckiser Plc                                225,754      9,346,754
Royal Bank of Scotland Group Plc                     633,710     21,787,371
Tesco Plc                                          1,710,098     11,512,715
TI Automotive, Ltd. - Class A (b) (c)                 45,100              0
WPP Group Plc                                      1,559,190     19,300,776
                                                             --------------
                                                                195,243,578
                                                             --------------
Total Common Stocks (Cost $1,035,296,280)                     1,172,541,140
                                                             --------------
Preferred Stock -- 0.3%

Brazil -- 0.3%
Universo Online S.A. * (Cost -- $3,304,153)          520,200      3,086,956
                                                             --------------

Met Investors Series Trust
MFS/(R)/ Research International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                                     Par
Security Description                                                                                Amount         Value
-----------------------------------------------------------------------------------------------------------------------------
Short-Term Investment -- 1.1%
State Street Bank & Trust Co., Repurchase Agreement dated 09/29/06 at 3.400% to be repurchased at
  $59,163 on 10/02/06 collateralized by $60,000 FHLB at 4.125% due 04/18/08 with a value of
  $60,329.                                                                                        $    59,146 $       59,146
State Street Bank & Trust Co., Repurchase Agreement dated 09/29/06 at 3.400% to be repurchased at
  $12,487,391 on 10/02/06 collateralized by $12,270,000 FNMA at 6.000% due 05/15/08 with a
  value of $12,735,745                                                                             12,483,854     12,483,854
                                                                                                              --------------
Total Short-Term Investments (Cost $12,543,000)                                                                   12,543,000
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.5% (Cost $1,051,143,433#)                                                             1,188,171,096
                                                                                                              --------------
Other Assets and Liabilities (net) -- (0.5)%                                                                      (5,328,117)
                                                                                                              --------------
TOTAL NET ASSETS -- 100.0%                                                                                    $1,182,842,979
                                                                                                              ==============

Portfolio Footnotes:
*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $149,960,534 and $12,932,871 respectively, resulting in a net unrealized appreciation of $137,027,663.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $244,505,450 and the collateral received consisted of cash in the amount of $256,685,166.
(b) Illiquid securities representing in the aggregate 0.00% of net assets.
(c) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GDR - Global Depositary Receipt

Summary of Total Foreign Securities by Industry Classification 9/30/2006

                                                   Value    Percent of
Industry                                           (000)    Net Assets
----------------------------------------------------------------------
Advertising                                     $     3,087       0.3%
Aerospace & Defence                                   7,543       0.6
Automobiles                                          51,370       4.3
Banks                                               240,997      20.3
Beverages                                            21,318       1.8
Biotechnology                                        18,340       1.6
Building Materials                                   48,265       4.1
Chemicals                                            44,431       3.8
Commercial Services & Supplies                       19,301       1.6
Construction Materials                               10,650       0.9
Electric Utilities                                   27,686       2.3
Electrical Equipment & Services                      40,374       3.4
Electronic Equipment & Instruments                    3,660       0.3
Energy Equipment & Services                          16,226       1.4
Financial - Diversified                              64,611       5.5
Food & Drug Retailing                                14,094       1.2
Food Products                                        30,594       2.6
Household Durables                                   31,224       2.6
Household Products                                   26,485       2.2
Industrial - Diversified                              4,426       0.4
Insurance                                            45,598       3.9
Leisure Equipment & Products                         15,590       1.3
Media                                                21,485       1.8
Metals & Mining                                      32,328       2.7
Oil & Gas                                           100,516       8.5
Paper & Forest Products                               7,830       0.7
Personal Products                                     7,755       0.7
Pharmaceuticals                                      81,064       6.9
Retail - Multiline                                   14,001       1.2
Retail - Specialty                                   15,254       1.3
Semiconductor Equipment & Products                    6,857       0.6
Software                                             30,021       2.5
Telecommunication Services - Diversified             58,365       4.9
Telecommunication Services - Wireless                 3,868       0.3
Trading Companies & Distributors                      7,053       0.6
Transportation                                        3,361       0.3
                                                -----------  --------
                                                $ 1,175,628      99.4%
                                                ===========  ========

Met Investors Series Trust
MFS/(R)/ Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                 Shares     Value
------------------------------------------------------------------------
Common Stocks -- 98.0%

Aerospace & Defense -- 7.2%
Lockheed Martin Corp.                                 38,030 $ 3,272,862
Northrop Grumman Corp.                                30,910   2,104,044
United Technologies Corp.                             21,930   1,389,265
                                                             -----------
                                                               6,766,171
                                                             -----------
Auto Components -- 0.4%
Johnson Controls, Inc.                                 5,250     376,635
                                                             -----------
Banks -- 8.3%
Bank of America Corp.                                 82,427   4,415,614
Bank of New York Co., Inc.                            26,960     950,610
SunTrust Banks, Inc.                                  27,940   2,159,203
Wells Fargo & Co.                                      7,960     287,993
                                                             -----------
                                                               7,813,420
                                                             -----------
Beverages -- 1.6%
Diageo Plc                                            55,790     984,452
PepsiCo, Inc.                                          7,420     484,229
                                                             -----------
                                                               1,468,681
                                                             -----------
Building Products -- 2.4%
Masco Corp.                                           64,400   1,765,848
Sherwin-Williams Co.                                   7,900     440,662
                                                             -----------
                                                               2,206,510
                                                             -----------
Chemicals -- 4.9%
Air Products & Chemicals, Inc.                        10,880     722,106
Dow Chemical Co.                                      18,700     728,926
Nalco Holding Co. *                                   11,370     210,572
PPG Industries, Inc.                                  18,620   1,249,030
Praxair, Inc.                                         10,300     609,348
Syngenta AG *                                          6,850   1,032,635
                                                             -----------
                                                               4,552,617
                                                             -----------
Commercial Services & Supplies -- 0.3%
Con-way, Inc.                                          1,580      70,815
WPP Group Plc                                         19,560     242,128
                                                             -----------
                                                                 312,943
                                                             -----------
Communications Equipment & Services -- 0.5%
Cisco Systems, Inc. *                                 22,050     507,150
                                                             -----------
Computers & Peripherals -- 0.4%
Hewlett-Packard Co.                                    9,210     337,915
                                                             -----------
Containers & Packaging -- 0.2%
Smurfit-Stone Container Corp. *                       16,840     188,608
                                                             -----------
Electric Utilities -- 5.1%
Dominion Resources, Inc.                              24,640   1,884,713
Entergy Corp.                                          5,140     402,102
Exelon Corp.                                           3,030     183,436
FPL Group, Inc.                                       30,310   1,363,950
PPL Corp.                                              8,990     295,771
Public Service Enterprise Group, Inc.                  3,140     192,137
TXU Corp.                                              7,640     477,653
                                                             -----------
                                                               4,799,762
                                                             -----------
Electrical Equipment & Services -- 0.5%
Cooper Industries, Ltd. - Class A                      6,000     511,320
                                                             -----------

Met Investors Series Trust
MFS/(R)/ Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                 Shares     Value
-------------------------------------------------------------------------
Energy Equipment & Services -- 0.1%
Noble Corp.                                            2,180 $    139,912
                                                             ------------
Financial - Diversified -- 15.2%
American Express Co.                                  34,260    1,921,301
Fannie Mae                                            31,360    1,753,338
Franklin Resources, Inc.                               4,980      526,635
Freddie Mac                                            7,630      506,098
Goldman Sachs Group, Inc. (The)                       26,460    4,476,238
Lehman Brothers Holdings, Inc.                        10,670      788,086
Mellon Financial Corp.                                19,840      775,744
Merrill Lynch & Co., Inc.                              7,710      603,076
PNC Financial Services Group, Inc.                    22,140    1,603,822
UBS AG                                                21,659    1,293,846
                                                             ------------
                                                               14,248,184
                                                             ------------
Food Products -- 2.5%
Kellogg Co.                                           21,790    1,079,041
Nestle S.A.                                            2,271      791,405
Sara Lee Corp.                                        21,820      350,647
Tyson Foods, Inc. - Class A                            6,710      106,555
                                                             ------------
                                                                2,327,648
                                                             ------------
Health Care Equipment & Supplies -- 2.8%
Johnson & Johnson                                     40,550    2,633,317
                                                             ------------
Health Care Providers & Services -- 0.6%
WellPoint, Inc. *                                      7,490      577,104
                                                             ------------
Industrial - Diversified -- 0.3%
Rockwell Automation, Inc.                                800       46,480
Tyco International, Ltd.                               7,850      219,722
                                                             ------------
                                                                  266,202
                                                             ------------
Insurance -- 8.5%
AFLAC, Inc.                                            4,210      192,650
Allstate Corp. (The)                                  58,260    3,654,650
Chubb Corp. (The)                                     16,490      856,820
CIGNA Corp.                                            4,180      486,218
Genworth Financial, Inc. - Class A                    39,820    1,394,098
Hartford Financial Services Group, Inc.               16,300    1,414,025
                                                             ------------
                                                                7,998,461
                                                             ------------
IT Consulting & Services -- 1.3%
Accenture, Ltd. - Class A                             37,000    1,173,270
                                                             ------------
Leisure Equipment & Products -- 0.4%
Hasbro, Inc.                                          17,660      401,765
                                                             ------------
Machinery -- 2.7%
Deere & Co.                                           27,250    2,286,547
Finning International, Inc.                            2,690       90,238
Illinois Tool Works, Inc.                              3,660      164,334
                                                             ------------
                                                                2,541,119
                                                             ------------
Media -- 1.4%
New York Times Co. - Class A                           8,280      190,274
Viacom, Inc. - Class B *                              20,295      754,568
Walt Disney Co. (The)                                 10,340      319,610
                                                             ------------
                                                                1,264,452
                                                             ------------
Oil & Gas -- 11.2%
Apache Corp.                                          10,560      667,392
BP Plc (ADR)                                          10,900      714,822
Chevron Corp.                                         11,704      759,121

Met Investors Series Trust
MFS/(R)/ Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                    Shares      Value
-----------------------------------------------------------------------------
ConocoPhillips                                           26,500 $   1,577,545
Devon Energy Corp.                                       13,850       874,628
EOG Resources, Inc.                                       9,550       621,228
Exxon Mobil Corp.                                        33,410     2,241,811
Hess Corp.                                               22,360       926,151
Total S.A. (ADR)                                         31,830     2,098,870
                                                                -------------
                                                                   10,481,568
                                                                -------------
Paper & Forest Products -- 0.6%
Bowater, Inc.                                             3,500        71,995
International Paper Co.                                  13,670       473,392
                                                                -------------
                                                                      545,387
                                                                -------------
Pharmaceuticals -- 4.3%
Abbott Laboratories                                      11,090       538,530
Eli Lilly & Co.                                          13,160       750,120
Merck & Co., Inc.                                        35,320     1,479,908
Wyeth                                                    25,090     1,275,576
                                                                -------------
                                                                    4,044,134
                                                                -------------
Retail - Multiline -- 0.6%
Federated Department Stores, Inc.                        13,260       572,965
                                                                -------------
Retail - Specialty -- 1.6%
Hanesbrands, Inc. *                                       2,728        61,396
Home Depot, Inc. (The)                                    9,320       338,036
NIKE, Inc. - Class B                                     12,120     1,061,955
                                                                -------------
                                                                    1,461,387
                                                                -------------
Road & Rail -- 1.3%
Burlington Northern Santa Fe Corp.                       16,270     1,194,869
                                                                -------------
Semiconductor Equipment & Products -- 1.1%
Analog Devices, Inc.                                      9,090       267,155
Intel Corp.                                              35,430       728,795
                                                                -------------
                                                                      995,950
                                                                -------------
Software -- 1.2%
Oracle Corp. *                                           50,830       901,724
Symantec Corp. *                                         11,760       250,253
                                                                -------------
                                                                    1,151,977
                                                                -------------
Telecommunication Services - Diversified -- 2.7%
Embarq Corp.                                              9,633       465,948
Sprint Nextel Corp.                                      87,470     1,500,111
Verizon Communications, Inc.                             14,260       529,474
                                                                -------------
                                                                    2,495,533
                                                                -------------
Telecommunication Services - Wireless -- 0.9%
Vodafone Group Plc                                      360,555       824,147
                                                                -------------
Tobacco -- 3.7%
Altria Group, Inc.                                       45,560     3,487,618
                                                                -------------
Trading Companies & Distributors -- 0.6%
W.W. Grainger, Inc.                                       8,910       597,148
                                                                -------------
Transportation -- 0.6%
Norfolk Southern Corp.                                   12,870       566,924
                                                                -------------
Total Common Stocks (Cost $78,195,786)                             91,832,773
                                                                -------------

Met Investors Series Trust
MFS/(R)/ Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                     Par
Security Description                                Amount       Value
--------------------------------------------------------------------------
Short-Term Investment -- 1.4%

Commercial Paper -- 1.4%
Jupiter Securitization Corp. 5.360%, due 10/02/06
  (Cost -- $1,262,812)                            $ 1,263,000 $  1,262,812
                                                              ------------
TOTAL INVESTMENTS -- 99.4% (Cost $79,458,598#)                  93,095,585
                                                              ------------
Other Assets and Liabilities (net) -- 0.6%                         584,943
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                    $ 93,680,528
                                                              ============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $14,809,192 and $1,172,205 respectively, resulting in a net unrealized appreciation of $13,636,987.
ADR - American Depository Receipt

Met Investors Series Trust
Neuberger Berman Real Estate Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares      Value
-----------------------------------------------------------------------
Common Stocks -- 98.1%

Apartments -- 18.5%
Archstone-Smith Trust (REIT) (a)                   832,700 $ 45,332,188
AvalonBay Communities, Inc. (REIT) (a)             414,500   49,905,800
Camden Property Trust (REIT)                       172,000   13,073,720
Equity Residential (REIT) (a)                      876,000   44,308,080
Essex Property Trust, Inc. (REIT) (a)               69,900    8,485,860
Home Properties, Inc. (REIT)                       628,600   35,930,776
Mid-America Apartment Communities, Inc. (REIT)     180,300   11,037,966
                                                           ------------
                                                            208,074,390
                                                           ------------
Community Centers -- 3.0%
Regency Centers Corp. (REIT)                       494,000   33,967,440
                                                           ------------
Diversified -- 14.1%
Colonial Properties Trust (REIT)                   709,700   33,930,757
Digital Realty Trust, Inc. (REIT)                  515,400   15,719,700
Duke Realty Corp. (REIT) (a)                       538,000   20,094,300
iStar Financial, Inc. (REIT) (a)                   855,600   35,678,520
Peoples Choice Financial Corp.                     140,900      774,950
Spirit Finance Corp. (REIT) (a)                  1,490,900   17,309,349
Vornado Realty Trust (REIT)                        320,400   34,923,600
                                                           ------------
                                                            158,431,176
                                                           ------------
Health Care Providers & Services -- 9.1%
Health Care Property Investors, Inc. (REIT)        732,900   22,756,545
Nationwide Health Properties, Inc. (REIT)        1,216,700   32,534,558
OMEGA Healthcare Investors, Inc. (REIT) (a)        841,700   12,633,917
Ventas, Inc. (REIT) (a)                            885,700   34,134,878
                                                           ------------
                                                            102,059,898
                                                           ------------
Industrials -- 9.5%
First Industrial Realty Trust, Inc. (REIT) (a)     503,000   22,132,000
ProLogis (REIT) (a)                                825,100   47,080,206
Public Storage, Inc. (REIT)                        447,500   38,480,525
                                                           ------------
                                                            107,692,731
                                                           ------------
Lodging -- 5.5%
Host Hotels & Resorts, Inc. (REIT) (a)           1,933,665   44,338,938
LaSalle Hotel Properties (REIT) (a)                403,200   17,474,688
                                                           ------------
                                                             61,813,626
                                                           ------------
Office -- 26.6%
Alexandria Real Estate Equities, Inc. (REIT) (a)   273,400   25,644,920
American Financial Realty Trust (a)              2,725,900   30,421,044
Brookfield Asset Management, Inc. - Class A        816,200   36,190,308
Brookfield Properties Corp.                        484,000   17,094,880
Equity Office Properties Trust (REIT) (a)        1,260,000   50,097,600
Highwoods Properties, Inc. (REIT)                  592,900   22,061,809
Mack-Cali Realty Corp. (REIT) (a)                  618,700   32,048,660
Maguire Properties, Inc. (REIT) (a)                924,100   37,647,834
SL Green Realty Corp. (REIT) (a)                   438,500   48,980,450
                                                           ------------
                                                            300,187,505
                                                           ------------
Regional Malls -- 11.8%
CBL & Associates Properties, Inc. (REIT) (a)       258,400   10,829,544
General Growth Properties, Inc. (REIT)             769,000   36,642,850
Macerich Co. (The) (REIT)                          218,200   16,661,752
Simon Property Group, Inc. (REIT) (a)              553,700   50,176,294

Met Investors Series Trust
Neuberger Berman Real Estate Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                        Shares/Par
Security Description                                                      Amount         Value
---------------------------------------------------------------------------------------------------
Taubman Centers, Inc. (REIT) (a)                                            416,800 $   18,514,256
                                                                                    --------------
                                                                                       132,824,696
                                                                                    --------------
Total Common Stocks (Cost $957,360,702)                                              1,105,051,462
                                                                                    --------------
Short-Term Investment -- 3.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/29/06 at
  3.400% to be repurchased at $35,543,068 on 10/02/06 collateralized by
  $34,920,000 FNMA 6.000% due 05/15/08 with a value of $36,245,493.
  (Cost -- $35,533,000)                                                 $35,533,000     35,533,000
                                                                                    --------------
TOTAL INVESTMENTS -- 101.2% (Cost $992,893,702#)                                     1,140,584,462
                                                                                    --------------
Other Assets and Liabilities (net) -- (1.2)%                                           (13,704,052)
                                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                                          $1,126,880,410
                                                                                    ==============

Portfolio Footnotes:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $147,690,760 and $0 respectively, resulting in a net unrealized appreciation of $147,690,760.
(a) All or a portion of security out on loan. As of September 30, 2006, the market value of the securities loaned was $120,245,470 and the collateral received consisted of cash in the amount of $123,100,428.
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

Met Investors Series Trust
Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares      Value
----------------------------------------------------------------------
Common Stocks -- 97.6%

Aerospace & Defense -- 4.3%
Empresa Brasileira de Aeronautica S.A. (ADR) (a)   228,700 $ 8,981,049
General Dynamics Corp.                             128,370   9,200,278
Lockheed Martin Corp.                              120,360  10,358,182
Rockwell Collins, Inc. (a)                          61,760   3,386,918
United Technologies Corp.                          173,770  11,008,329
                                                           -----------
                                                            42,934,756
                                                           -----------
Air Freight & Logistics -- 0.4%
Expeditors International of Washington, Inc.        87,840   3,915,907
                                                           -----------
Banks -- 1.4%
Bank of America Corp.                              122,250   6,548,933
Northern Trust Corp.                               123,380   7,209,093
                                                           -----------
                                                            13,758,026
                                                           -----------
Beverages -- 1.1%
PepsiCo, Inc.                                      166,730  10,880,800
                                                           -----------
Biotechnology -- 2.0%
Genzyme Corp. *                                    144,850   9,773,029
Gilead Sciences, Inc. *                             77,350   5,313,945
PDL BioPharma, Inc. *(a)                           235,020   4,512,384
                                                           -----------
                                                            19,599,358
                                                           -----------
Chemicals -- 3.4%
Monsanto Co.                                       447,560  21,039,795
Praxair, Inc.                                      219,760  13,001,002
                                                           -----------
                                                            34,040,797
                                                           -----------
Commercial Services & Supplies -- 3.2%
Automatic Data Processing, Inc.                    277,130  13,119,334
Corporate Executive Board Co.                      114,250  10,272,218
Global Payments, Inc.                               72,210   3,177,962
Kinder Morgan Management LLC *                     126,663   5,347,712
                                                           -----------
                                                            31,917,226
                                                           -----------
Communications Equipment & Services -- 4.2%
Cisco Systems, Inc. *                            1,426,260  32,803,980
QUALCOMM, Inc.                                     242,560   8,817,056
                                                           -----------
                                                            41,621,036
                                                           -----------
Communications Services -- 0.3%
Alliance Data Systems Corp. *                       59,080   3,260,625
                                                           -----------
Computers & Peripherals -- 3.3%
Apple Computer, Inc. *                             197,370  15,203,411
EMC Corp. *                                        955,880  11,451,443
Network Appliance, Inc. *                          177,430   6,566,684
                                                           -----------
                                                            33,221,538
                                                           -----------
Electronic Equipment & Instruments -- 3.8%
Broadcom Corp. - Class A *                         421,070  12,775,264
Danaher Corp.                                      132,710   9,113,195
Fisher Scientific International, Inc. *            139,240  10,894,138
Harman International Industries, Inc.               60,400   5,039,776
                                                           -----------
                                                            37,822,373
                                                           -----------
Energy Equipment & Services -- 1.6%
Schlumberger, Ltd.                                 253,850  15,746,315
                                                           -----------

Met Investors Series Trust
Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares     Value
---------------------------------------------------------------------
Financial - Diversified -- 7.2%
Chicago Merchantile Exchange Holdings, Inc.        31,650 $15,136,613
Franklin Resources, Inc.                           49,040   5,185,980
Goldman Sachs Group, Inc. (The)                    56,960   9,635,923
Legg Mason, Inc.                                  121,620  12,266,593
Nomura Holdings, Inc.                             228,700   4,023,296
Prudential Financial, Inc.                        137,000  10,446,250
SLM Corp.                                          86,480   4,495,230
T. Rowe Price Group, Inc.                          83,880   4,013,658
UBS AG                                            102,891   6,146,412
                                                          -----------
                                                           71,349,955
                                                          -----------
Food & Drug Retailing -- 0.9%
Sysco Corp.                                       183,820   6,148,779
Whole Foods Market, Inc.                           56,430   3,353,635
                                                          -----------
                                                            9,502,414
                                                          -----------
Food Products -- 2.1%
Cadbury Schweppes Plc                             592,980   6,286,395
Nestle S.A.                                        41,220  14,364,472
                                                          -----------
                                                           20,650,867
                                                          -----------
Health Care Equipment & Supplies -- 1.9%
Medtronic, Inc.                                    21,460     996,602
St. Jude Medical, Inc. *                          328,510  11,593,118
Varian Medical Systems, Inc. *                    115,530   6,168,147
                                                          -----------
                                                           18,757,867
                                                          -----------
Health Care Providers & Services -- 3.2%
Caremark Rx, Inc.                                 204,470  11,587,315
Quest Diagnostics, Inc.                           134,830   8,246,203
UnitedHealth Group, Inc.                          236,610  11,641,212
                                                          -----------
                                                           31,474,730
                                                          -----------
Hotels, Restaurants & Leisure -- 1.5%
Las Vegas Sands Corp. *                           109,640   7,493,894
Panera Bread Co. *(a)                              54,800   3,192,100
Scientific Games Corp. - Class A *(a)             120,110   3,819,498
                                                          -----------
                                                           14,505,492
                                                          -----------
Household Products -- 3.0%
Procter & Gamble Co. (The)                        291,440  18,063,451
Reckitt Benckiser Plc                             277,800  11,501,582
                                                          -----------
                                                           29,565,033
                                                          -----------
Industrial - Diversified -- 1.9%
General Electric Co.                              414,040  14,615,612
Textron, Inc.                                      50,370   4,407,375
                                                          -----------
                                                           19,022,987
                                                          -----------
Insurance -- 2.2%
American International Group, Inc.                223,350  14,799,171
Hartford Financial Services Group, Inc.            79,500   6,896,625
                                                          -----------
                                                           21,695,796
                                                          -----------
Internet Software & Services -- 6.7%
eBay, Inc. *                                      649,930  18,432,015
F5 Networks, Inc. *                               101,980   5,478,365
Google, Inc. - Class A *                           59,200  23,792,480
Yahoo!, Inc. *                                    749,060  18,936,237
                                                          -----------
                                                           66,639,097
                                                          -----------
IT Consulting & Services -- 2.7%
Affiliated Computer Services, Inc. - Class A *(a) 320,270  16,609,202

Met Investors Series Trust
Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares     Value
--------------------------------------------------------------------
Cognizant Technology Solutions Corp. - Class A * 134,310 $ 9,946,999
                                                         -----------
                                                          26,556,201
                                                         -----------
Media -- 0.9%
Comcast Corp. - Class A *                        252,380   9,290,108
                                                         -----------
Oil & Gas -- 3.6%
EOG Resources, Inc.                               82,380   5,358,819
Halliburton Co.                                  471,020  13,400,519
Occidental Petroleum Corp.                       122,100   5,874,231
Smith International, Inc.                        300,030  11,641,164
                                                         -----------
                                                          36,274,733
                                                         -----------
Pharmaceuticals -- 8.3%
Celgene Corp. *(a)                               138,130   5,981,029
Covance, Inc. *                                  135,540   8,997,145
Genentech, Inc. *                                123,460  10,210,142
Novartis AG                                      294,548  17,180,437
Roche Holding, Ltd.                               87,191  15,083,088
Sanofi-Aventis                                    54,860   4,881,634
Sepracor, Inc. *(a)                               98,590   4,775,700
Shionogi & Co., Ltd.                             236,000   4,348,220
Teva Pharmaceutical Industries, Ltd. (ADR)       314,000  10,704,260
                                                         -----------
                                                          82,161,655
                                                         -----------
Retail - Multiline -- 3.6%
CVS Corp.                                        327,010  10,503,561
J.C. Penney Co., Inc.                            115,150   7,875,109
Kohl's Corp. *                                   132,320   8,590,214
Target Corp.                                     162,690   8,988,623
                                                         -----------
                                                          35,957,507
                                                         -----------
Retail - Specialty -- 4.6%
Best Buy Co., Inc.                               163,390   8,751,168
Lowe's Cos., Inc.                                370,540  10,397,353
Polo Ralph Lauren Corp.                          127,040   8,218,218
Staples, Inc.                                    489,740  11,915,374
Starbucks Corp. *                                201,640   6,865,842
                                                         -----------
                                                          46,147,955
                                                         -----------
Semiconductor Equipment & Products -- 3.1%
Advanced Micro Devices, Inc. *                   432,330  10,743,400
Marvell Technology Group, Ltd. *                 355,480   6,885,648
Microchip Technology, Inc.                       235,830   7,645,609
Texas Instruments, Inc.                          162,110   5,390,157
                                                         -----------
                                                          30,664,814
                                                         -----------
Software -- 5.3%
Adobe Systems, Inc. *                            360,270  13,492,111
Amdocs, Ltd. *                                   221,020   8,752,392
Autodesk, Inc. *                                 190,430   6,623,155
Electronic Arts, Inc. *                          113,610   6,325,805
Microsoft Corp.                                  441,490  12,065,922
Red Hat, Inc. *(a)                               267,870   5,646,700
                                                         -----------
                                                          52,906,085
                                                         -----------
Telecommunication Services - Diversified -- 3.0%
Corning, Inc. *                                  591,750  14,444,617
Telefonaktiebolaget LM Ericsson (ADR)            280,900   9,677,005
XM Satellite Radio Holdings, Inc. - Class A *(a) 459,910   5,928,240
                                                         -----------
                                                          30,049,862
                                                         -----------
Telecommunication Services - Wireless -- 2.4%
America Movil S.A. de C.V. (ADR)                 114,900   4,523,613
American Tower Corp. - Class A *                 280,040  10,221,460

Met Investors Series Trust
Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                          Shares/Par
Security Description                                        Amount        Value
-----------------------------------------------------------------------------------
Crown Castle International Corp. *(a)                         158,430 $  5,583,073
NII Holdings, Inc. *                                           56,910    3,537,526
                                                                      ------------
                                                                        23,865,672
                                                                      ------------
Trading Companies & Distributors -- 0.5%
Fastenal Co. (a)                                              128,340    4,950,074
                                                                      ------------
Total Common Stocks (Cost $880,424,638)                                970,707,661
                                                                      ------------
                                                             Par
Security Description                                        Amount        Value
-----------------------------------------------------------------------------------
Short-Term Investment -- 2.5%
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 3.400% to be repurchased at $14,904,040 on
  10/02/06 collateralized by $15,480,000 FHLB at 3.750%
  due 08/15/08 with a value of $15,197,815.               $14,899,819   14,899,819
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 3.400% to be repurchased at $8,944,501 on
  10/02/06 collateralized by $9,165,000 FHLB at 4.000%
  due 06/13/08 with a value of $9,120,806.                  8,941,967    8,941,967
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 3.400% to be repurchased at $946,482 on
  10/02/06 collateralized by $985,000 FHLB at 3.875% due
  08/22/08 with a value of $969,684.                          946,214      946,214
                                                                      ------------
Total Short Term Investments (Cost $24,788,000)                         24,788,000
                                                                      ============
TOTAL INVESTMENTS -- 100.1% (Cost $905,212,638#)                       995,495,661
                                                                      ------------
Other Assets and Liabilities (net) -- (0.1)%                              (850,488)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $994,645,173
                                                                      ============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $115,249,393 and $24,966,370 respectively, resulting in a net unrealized appreciation of $90,283,023.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $36,432,689 and the collateral received consisted of cash in the amount of $37,331,018.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

Met Investors Series Trust
PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                        Par
Security Description                                                   Amount     Value
------------------------------------------------------------------------------------------
Municipals -- 0.3%

Badger Tobacco Asset Securitization Corp. 6.375%, due 06/01/32       $1,000,000 $1,081,270
California County Tob Securitization Agency 5.625%, due 06/01/23        175,000    176,761
Golden State Tobacco Securitization Corp. 6.750%, due 06/01/39        1,000,000  1,129,980
New York City Municipal Water Finance Authority 4.750%, due 06/15/38    300,000    307,008
Tobacco Settlement Financing Corp. 6.000%, due 06/01/23               1,000,000  1,056,240
Tobacco Settlement Revenue Management 6.375%, due 05/15/28              200,000    214,922
                                                                                ----------
Total Municipals (Cost $3,407,784)                                               3,966,181
                                                                                ----------
Domestic Bonds & Debt Securities -- 16.3%

Asset-Backed Securities -- 7.6%
Ace Securities Corp.
   5.440%, due 10/25/35 +                                             2,055,389  2,057,003
   5.374%, due 07/25/36 +                                               847,729    848,639
Alternative Loan Trust 5.400%, due 07/25/46 +                           850,353    851,079
Argent Securities, Inc.
   5.450%, due 10/25/35 +                                               388,906    389,194
   5.470%, due 02/25/36 +                                             1,878,568  1,878,861
   5.410%, due 03/25/36 +                                             1,114,523  1,114,697
   5.376%, due 10/25/36 +                                             1,400,000  1,401,756
Asset Backed Funding Certificates
   5.680%, due 06/25/34 +                                             2,294,579  2,298,164
   5.440%, due 06/25/35 +                                               751,203    751,681
Bear Stearns Asset Backed Securities, Inc.
   5.660%, due 10/25/32-01/25/36 +                                      307,004    307,449
   5.530%, due 09/25/34 +                                               897,742    898,977
   5.410%, due 12/25/35 +                                               507,087    507,166
Capital One Auto Finance Trust 5.117%, due 05/15/07                     471,076    471,428
Carrington Mortgage Loan Trust
   5.450%, due 12/25/35 +                                               792,358    792,907
Centex Home Equity Loan Trust 5.380%, due 06/25/36 +                  3,137,968  3,139,938
Citibank Credit Card Issuance Trust 5.460%, due 03/20/09 +            2,600,000  2,602,825
Citigroup Mortgage Loan Trust, Inc.
   5.630%, due 11/25/34 +                                               313,630    314,300
   5.440%, due 09/25/35 +                                               161,948    162,055
   4.900%, due 12/25/35 +                                               261,338    259,054
   5.410%, due 12/25/35 +                                             1,511,958  1,512,194
Countrywide Asset-Backed Certificates
   5.430%, due 01/25/36-10/25/36 +                                    2,084,522  2,084,226
   5.520%, due 01/25/36 +                                             1,300,000  1,301,190
   4.821%, due 03/25/36 +                                             1,542,201  1,543,266
   5.400%, due 07/25/36 +                                               769,020    769,716
   5.460%, due 07/25/36 +                                               840,127    840,390
   5.380%, due 01/25/37 +                                             1,525,638  1,527,262
   5.374%, due 03/25/37 +                                             1,100,000  1,100,861
   5.360%, due 01/25/46 +                                             2,150,621  2,149,950
   5.390%, due 09/25/46 +                                               833,465    833,465
Equity One ABS, Inc. 5.630%, due 04/25/34 +                             233,983    235,046
FBR Securitization Trust
   5.510%, due 09/25/35 +                                             2,277,200  2,279,002
   5.440%, due 10/25/35 +                                               236,962    237,147
   5.450%, due 10/25/35 +                                               413,202    413,267
First NLC Trust 5.440%, due 12/25/35 +                                  598,946    599,358
Ford Credit Auto Owner Trust 4.240%, due 03/15/08                       605,862    604,654
Fremont Home Loan Trust 5.420%, due 01/25/36 +                        1,696,568  1,697,921
GSAMP Mortgage Securities Corp. 5.440%, due 11/25/35 +                1,782,677  1,784,007
GSAMP Trust 5.620%, due 03/25/34 +                                      428,276    429,085

Met Investors Series Trust
PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                         Par
Security Description                                                    Amount      Value
--------------------------------------------------------------------------------------------
Home Equity Asset Trust
   5.440%, due 02/25/36 +                                             $  588,976 $   589,489
   5.410%, due 05/25/36 (144A)+(a)                                       741,541     741,426
Indymac Residential Asset Backed Trust
   5.430%, due 03/25/36 +                                                942,270     942,986
   5.380%, due 11/25/36 +                                                600,000     599,906
JP Morgan Mortgage Acquisition Corp.
   5.400%, due 05/25/35 +                                                860,957     861,634
   5.364%, due 08/25/36 +                                                343,871     344,087
   5.380%, due 08/25/36 +                                              1,413,568   1,414,320
Long Beach Mortgage Loan Trust
   5.530%, due 11/25/34 +                                                769,529     770,452
   5.400%, due 03/25/36 +                                                302,919     303,154
   5.390%, due 04/25/36 +                                                276,821     277,041
Merrill Lynch Mortgage Investors Trust
   5.487%, due 06/25/36 +                                              2,028,240   2,029,086
   5.410%, due 01/25/37 +                                                497,422     497,422
   5.380%, due 05/25/37 +                                              1,105,449   1,105,276
Morgan Stanley ABS Capital I 5.370%, due 07/25/36 +                    4,127,345   4,126,701
Nelnet Student Loan Trust
   5.051%, due 10/27/14 +                                                300,000     300,141
   5.575%, due 07/25/16-10/25/16 +                                     1,900,000   1,903,841
New Century Home Equity Loan Trust
   5.440%, due 09/25/35 +                                                294,852     295,058
   5.450%, due 10/25/35 +                                                115,177     115,265
Newcastle Mortgage Securities Trust 5.400%, due 03/25/36 +               499,328     499,742
Nomura Asset Acceptance Corp. 5.470%, due 01/25/36 (144A) +(a)           737,552     737,783
Option One Mortgage Loan Trust 5.430%, due 11/25/35 +                    783,552     784,187
Phoenix Quake Wind, Ltd. 7.820%, due 07/03/08 (144A) +(b)              1,500,000   1,508,355
Renaissance Home Equity Loan Trust 5.480%, due 11/25/35 +                124,123     124,214
Residential Asset Mortgage Products, Inc. 5.410%, due 01/25/36 +         701,108     701,108
Residential Asset Securities Corp.
   5.430%, due 03/25/35-10/25/35 +                                     1,437,700   1,438,869
   5.400%, due 04/25/36 +                                                226,024     226,236
   5.140%, due 06/25/36 +                                              2,773,923   2,775,869
   5.370%, due 06/25/36 +                                              1,710,091   1,709,824
Securitized Asset Backed Receivables LLC Trust 5.400%, due 10/25/35 +    360,294     360,294
SLM Student Loan Trust
   5.370%, due 04/25/12 +                                                500,000     500,000
   5.455%, due 01/25/13 +                                                215,230     215,173
   5.575%, due 10/25/13 +                                                459,278     460,015
Small Business Administration 4.504%, due 02/01/14                     2,288,064   2,220,418
Soundview Home Loan Trust
   5.440%, due 05/25/35 +                                                448,107     448,395
   5.400%, due 02/25/36-03/25/36 +                                       626,983     626,983
   4.910%, due 04/25/36 +                                                113,457     113,457
   5.354%, due 07/25/36 +                                              2,790,890   2,790,454
Structured Asset Investment Loan Trust 5.420%, due 07/25/35 +            156,598     156,721
Structured Asset Securities Corp. 4.900%, due 04/25/35 +               1,573,585   1,516,037
Susquehanna Auto Lease Trust 4.991%, due 04/16/07 (144A) (a)             188,575     189,702
Truman Capital Mortgage Loan Trust 5.670%, due 01/25/34 (144A) +(a)       77,703      77,982
USAA Auto Owner Trust 5.030%, due 11/17/08                               748,079     747,261
Wachovia Auto Owner Trust 4.820%, due 02/20/09                         6,887,659   6,874,745
Washington Mutual, Inc.
   5.620%, due 08/25/45 +                                                322,931     323,588
   5.384%, due 07/25/46 +                                              2,355,988   2,355,988
                                                                                 -----------
                                                                                  90,689,865
                                                                                 -----------
Automobiles -- 0.4%
Daimler Chrysler NA Holding 5.640%, due 03/07/07 +                     4,400,000   4,401,461
                                                                                 -----------

Met Investors Series Trust
PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                 Par
Security Description                                                            Amount      Value
----------------------------------------------------------------------------------------------------
Automotive Loans -- 0.4%
Ford Motor Credit Co. 6.340%, due 03/21/07 +                                   4,300,000 $ 4,290,020
                                                                                         -----------
Banks -- 1.0%
Charter One Bank NA 5.540%, due 04/24/09 +                                    $8,000,000   8,009,112
Export-Import Bank Korea 0.000%, due 10/04/11 (144A) +(a)                      1,600,000   1,597,888
Wachovia Bank National Association 5.461%, due 12/02/10 +                      2,300,000   2,303,130
                                                                                         -----------
                                                                                          11,910,130
                                                                                         -----------
Collateralized Mortgage Obligations -- 5.6%
Argent Securities, Inc. 5.400%, due 04/25/36 +                                   801,636     801,636
Banc of America Funding Corp. 4.620%, due 02/20/36 +                           3,266,354   3,250,556
Banc of America Mortgage Securities 6.500%, due 09/25/33                         281,568     284,119
Bear Stearns Adjustable Rate Mortgage Trust 4.158%, due 01/25/34 +                     0           0
Citigroup Mortgage Loan Trust, Inc. 4.700%, due 12/25/35 +                     4,147,958   4,082,342
Countrywide Alternative Loan Trust 5.410%, due 09/20/46 +                      1,257,318   1,256,141
Countrywide Home Loans
   3.788%, due 11/19/33 +                                                        276,270     266,375
   5.620%, due 04/25/35 +                                                      3,736,657   3,751,879
   5.670%, due 06/25/35 (144A)+(a)                                               740,080     739,427
Credit Suisse First Boston Mortgage Securities Corp. 4.938%, due 12/15/40      1,002,613     998,426
Deutsche Alt-A Securities Inc. Mortgage Loan Trust 1.000%, due 10/25/36 +      1,700,000   1,699,811
First Franklin Mortgage Loan Asset Backed Certificates 5.420%, due 01/25/36 +  1,913,861   1,915,484
First Horizon Pass Trust Mortgage 4.750%, due 06/25/34 +                         990,870     982,936
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37                      6,881,127   6,746,679
GGP Mall Properties Trust 5.007%, due 11/15/11 (144a) (a)                          9,497       9,501
Greenpoint Mortgage Funding Trust
   5.550%, due 06/25/45 +                                                      1,889,393   1,897,069
   5.600%, due 11/25/45 +                                                      1,017,953   1,020,001
GS Mortgage Security Corp. 4.540%, due 09/25/35 +                              2,206,825   2,177,643
Harborview Mortgage Loan Trust 5.550%, due 05/19/35 +                            468,755     470,075
Lehman XS Trust
   5.410%, due 04/25/46                                                        2,572,509   2,570,901
   5.410%, due 07/25/46 +                                                      1,416,838   1,402,170
Long Beach Mortgage Loan Trust 5.410%, due 02/25/36 +                            603,727     603,727
Master Adjustable Rate Mortgages Trust 3.786%, due 11/21/34 +                    600,000     580,066
Mellon Residential Funding Corp.
   5.770%, due 12/15/30 +                                                        284,585     285,703
   5.680%, due 11/15/31 +                                                      1,354,858   1,357,186
Merrill Lynch Mortgage Investors Trust 5.394%, due 07/25/37 +                    900,000     900,423
Saco I Trust 5.440%, due 12/25/35 +                                              812,756     813,284
Sequoia Mortgage Trust 5.680%, due 10/19/26 +                                    625,785     626,831
SG Mortgage Securities Trust 4.479%, due 09/25/35 +                              742,241     742,803
Small Business Administration Participation Certificates 4.880%, due 11/01/24  4,897,233   4,807,525
Soundview Home Equity Loan Trust 5.380%, due 10/25/36 +                        1,400,000   1,399,782
Structured Adjustable Rate Mortgage Loan Trust
   4.580%, due 02/25/34                                                          770,024     764,594
   6.064%, due 01/25/35 +                                                        652,741     657,121
Structured Asset Mortgage Investments II 5.520%, due 06/25/36 +                  462,746     462,956
Structured Asset Mortgage Investments, Inc. 5.400%, due 08/25/36 +             1,096,261   1,096,473
Structured Asset Securities Corp. 5.460%, due 12/25/35 (144A) +(a)             1,735,648   1,736,891
Thornburg Mortgage Securities Trust 5.450%, due 08/25/36 +                     2,682,832   2,680,244
Wachovia Bank Commercial Mortgage Trust 5.410%, due 09/15/21 (144A) +(b)       4,200,000   4,203,290
Wachovia Mortgage Loan Trust LLC 5.440%, due 10/25/35 +                          363,472     363,728
Washington Mutual
   4.328%, due 10/25/45 +                                                      5,305,863   5,343,114
   5.590%, due 11/25/45 +                                                        801,014     804,227
Wells Fargo Mortgage Backed Securities Trust 4.109%, due 06/25/35 +            1,100,000   1,082,984
                                                                                         -----------
                                                                                          67,636,123
                                                                                         -----------
Electric -- 0.1%
Nisource Finance Corp. 5.968%, due 11/23/09 +                                    800,000     800,520
                                                                                         -----------

Met Investors Series Trust
PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                  Par
Security Description                                             Amount      Value
--------------------------------------------------------------------------------------
Energy -- 0.0%
El Paso Corp. 7.625%, due 08/16/07                                100,000 $    101,750
                                                                          ------------
Financial--Diversified -- .9%
Citigroup, Inc.
   5.516%, due 05/02/08 +                                         900,000      901,495
   5.525%, due 01/30/09 +                                         900,000      900,837
General Electric Capital Corp.
   5.431%, due 03/04/08 +                                       3,300,000    3,303,613
   5.430%, due 12/12/08 +                                         800,000      801,064
Goldman Sachs Group, Inc. 5.664%, due 06/28/10 +                4,400,000    4,426,519
Rabobank Nederland 5.527%, due 01/15/09 (144A) +(a)               800,000      800,550
                                                                          ------------
                                                                            11,134,078
                                                                          ------------
Hotels, Restaurants & Leisure -- 0.2%
Starwood Hotels & Resorts Worldwide, Inc. 7.375%, due 05/01/07  2,200,000    2,224,750
                                                                          ------------
Insurance -- 0.1%
Shackleton Re Ltd. 13.489%, due 02/07/08 (144A) +(b)            1,000,000    1,007,200
Vita Capital, Ltd. 6.718%, due 01/01/07 (144A) +(b)               800,000      802,736
                                                                          ------------
                                                                             1,809,936
                                                                          ------------
Total Domestic Bonds & Debt Securities (Cost $195,044,442)                 194,998,633
                                                                          ------------
Foreign Bonds & Debt Securities -- 15.2%

Belgium -- 7.5%
Belgium Treasury Bill
   0.602%, due 11/16/06 (c)                                    16,300,000   20,602,619
   0.856%, due 12/14/06 (c)                                    55,000,000   69,337,041
                                                                          ------------
                                                                            89,939,660
                                                                          ------------
Brazil -- 0.1%
Federal Republic of Brazil 8.000%, due 01/15/18                   733,000      807,033
                                                                          ------------
Canada -- 0.1%
Government of Canada 3.000%, due 12/01/36                         638,838      750,257
                                                                          ------------
Cayman Islands -- 0.2%
Atlantic & Western, Ltd.
   11.372%, due 01/09/07 (144A)+(b)                             2,000,000    1,982,180
   11.622%, due 01/09/09 (144A)+(b)                             1,200,000    1,138,980
                                                                          ------------
                                                                             3,121,160
                                                                          ------------
France -- 3.7%
Government of France
   0.157%, due 10/12/06 (c)                                     2,140,000    2,711,845
   0.788%, due 12/07/06 (c)                                    24,190,000   30,514,657
   3.000%, due 07/25/12                                         7,706,580   10,579,647
                                                                          ------------
                                                                            43,806,149
                                                                          ------------
Germany -- 0.2%
Federal Republic of Germany 0.835%, due 12/13/06 (c)            2,100,000    2,646,929
                                                                          ------------
Netherlands -- 3.4%
Dutch Treasury Certificate
   0.412%, due 10/31/06 (c)                                    12,200,000   15,440,703
   0.760%, due 11/30/06 (c)                                    20,300,000   25,624,327
                                                                          ------------
                                                                            41,065,030
                                                                          ------------
Total Foreign Bonds & Debt Securities (Cost $183,090,702)                  182,136,218
                                                                          ------------

Met Investors Series Trust
PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                      Par
Security Description                                                 Amount        Value
---------------------------------------------------------------------------------------------
U. S. Government & Agency Obligations -- 115.9%

Federal Home Loan Mortgage Corp.
   4.000%, due 03/15/23-10/15/23                                  $  1,261,878 $    1,242,861
   5.680%, due 12/15/30 +                                              509,055        510,236
   5.590%, due 08/25/31 +                                              230,314        231,497
   4.565%, due 01/01/34 +                                              720,834        710,863
   5.632%, due 10/25/44                                             17,511,868     17,700,033
   5.632%, due 02/25/45 +                                            5,050,321      5,019,528
Federal National Mortgage Assoc.
   4.500%, due 10/25/22                                                 34,760         34,667
   5.500%, due 06/01/34-06/01/36                                    14,959,462     14,750,745
   5.480%, due 08/25/34 +                                              982,169        982,075
   4.190%, due 11/01/34 +                                            6,906,795      6,824,677
   4.708%, due 01/01/35 +                                              667,221        658,785
   4.678%, due 05/25/35 +                                            2,700,000      2,662,710
   5.680%, due 05/25/42 +                                              332,686        333,850
   5.950%, due 02/25/44                                              1,348,507      1,343,273
   5.632%, due 03/01/44                                             10,841,763     10,905,478
   5.632%, due 09/01/44 +                                              361,293        363,550
   5.500%, due TBA (d)                                              27,700,000     27,293,142
   6.000%, due TBA (d)                                              22,100,000     22,203,605
U.S. Treasury Bond
   6.625%, due 02/15/27                                              1,500,000      1,845,002
   4.500%, due 02/15/36                                              4,100,000      3,929,916
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11-01/15/25                                   136,147,403    138,290,058
   2.500%, due 07/15/16                                              8,478,372      8,650,593
   2.000%, due 01/15/26                                             63,160,500     60,594,668
   3.625%, due 04/15/28                                             45,117,666     55,926,550
   3.875%, due 04/15/29                                             77,309,635     99,916,674
   3.375%, due 04/15/32                                              2,756,088      3,423,042
U.S. Treasury Inflation Index Note
   3.375%, due 01/15/07-01/15/12                                    48,660,249     48,302,716
   3.625%, due 01/15/08                                             92,225,153     92,992,559
   3.875%, due 01/15/09                                             49,837,082     51,283,553
   4.250%, due 01/15/10                                             31,800,825     33,644,287
   0.875%, due 04/15/10                                            125,448,774    118,916,656
   3.500%, due 01/15/11                                             60,194,026     63,067,388
   3.000%, due 07/15/12                                             84,005,688     87,185,471
   1.875%, due 07/15/13                                             24,860,192     24,224,144
   1.625%, due 01/15/15                                             17,720,666     16,860,948
   1.875%, due 07/15/15                                            129,841,005    125,763,218
   2.000%, due 01/15/14-01/15/16                                   225,024,264    220,562,735
U.S. Treasury Note
   4.500%, due 02/28/11-11/15/15                                     4,400,000      4,365,879
   4.875%, due 04/30/11                                              9,200,000      9,305,303
   4.250%, due 11/15/14                                              1,900,000      1,853,539
   5.125%, due 05/15/16                                              1,100,000      1,141,423
                                                                               --------------
Total U. S. Government & Agency Obligations (Cost $1,386,913,918)               1,385,817,897
                                                                               --------------
Options -- 0.0%
Eurodollar Puts, Expire 03/19/2007                                     855,000          2,138
Eurodollar Puts, Expire 12/18/2006                                   1,792,500          4,481
Eurodollar Puts, Expire 12/18/2006                                     680,000          1,700
U.S. Treasury Notes Futures                                          2,119,000         33,109
U.S. Treasury Notes Futures                                            473,000          7,391
                                                                               --------------
Total Options (Cost $153,160)                                                          48,819
                                                                               --------------

Met Investors Series Trust
PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                               Par
Security Description                                                          Amount       Value
---------------------------------------------------------------------------------------------------
Short - Term Investments -- 63.2%

Commercial Paper -- 62.3%
Bank of Ireland 5.270%, due 11/22/06                                        $32,200,000 $31,954,886
Bankamerica Corp.
   5.275%, due 11/14/06-12/01/06                                             35,200,000  34,898,328
   5.260%, due 12/14/06                                                         100,000      98,919
   5.250%, due 01/12/07                                                         600,000     590,988
Barclays Plc 5.235%, due 12/22/06                                             3,700,000   3,655,881
Barclays U.S. Fund 5.405%, due 10/20/06                                      32,300,000  32,207,860
BNP Paribas Finance, Inc.
   5.265%, due 11/22/06                                                      32,200,000  31,955,119
   5.267%, due 11/27/06                                                       3,400,000   3,371,646
Caisse Nationale Des Caisse d'Epargne et de Prevoyance 5.285%, due 11/10/06  31,900,000  31,712,676
Citibank Na 1.000%, due 10/27/06                                             20,000,000  20,000,000
Citigroup Funding, Inc. 5.290%, due 11/13/06                                  2,500,000   2,484,203
Danske Corp.
   5.355%, due 10/26/06                                                      32,300,000  32,179,884
   5.370%, due 10/30/06                                                       2,700,000   2,688,320
   5.265%, due 12/27/06 (144A)(a)                                               700,000     691,093
Dexia Delaware LLC 5.250%, due 12/20/06                                      32,300,000  31,923,167
DNB Nor Bank ASA 5.365%, due 10/17/06                                         4,900,000   4,888,316
Fortis Funding
   5.370%, due 10/24/06                                                      32,400,000  32,288,841
   5.240%, due 10/25/06 (144A)(a)                                             3,700,000   3,687,075
General Electric Capital Corp. 5.250%, due 01/17/07                          31,300,000  30,807,025
Ixis Commercial Paper Corp.
   5.250%, due 10/16/06 (144A)(a)                                            31,700,000  31,630,656
   5.275%, due 11/07/06                                                       3,600,000   3,580,483
Lloyds Bank Plc 5.245%, due 10/27/06                                         32,700,000  32,576,131
Rabobank USA Financial Corp.
   5.270%, due 10/02/06                                                      32,900,000  32,895,184
   5.360%, due 10/02/06                                                       1,800,000   1,799,732
San Paolo IMI US Financial Co.
   5.265%, due 12/01/06                                                      32,300,000  32,011,844
   5.250%, due 01/16/07                                                       3,500,000   3,445,385
Skandinav Enskilda Banken AB
   5.270%, due 10/27/06 (144A)(a)                                            32,000,000  31,878,204
   5.285%, due 11/15/06                                                       3,000,000   2,980,181
   5.270%, due 11/16/06(144A)(a)                                                300,000     297,980
Societe Generale North America
   5.375%, due 10/11/06                                                       6,600,000   6,590,146
   5.265%, due 11/17/06                                                      28,400,000  28,204,786
   5.245%, due 01/08/07                                                         700,000     689,903
Swedbank
   5.385%, due 10/23/06                                                      12,200,000  12,159,852
   5.280%, due 11/16/06                                                      22,800,000  22,646,176
   5.265%, due 11/27/06                                                         700,000     694,165
Swedish National Housing Finance Corp. 5.265%, due 11/30/06                  32,300,000  32,016,568
Total Fina Elf Capital 5.360%, due 10/02/06(144A) (a)                        32,800,000  32,795,116
Toyota Motor Credit Corp. 5.250%, due 11/13/06                               32,400,000  32,196,825
UBS Finance (Delaware) LLC
   5.340%, due 10/02/06                                                       2,300,000   2,299,659
   5.375%, due 10/11/06-10/26/06                                             32,000,000  31,937,889
   5.260%, due 12/01/06                                                       2,000,000   1,982,174
Westpac Banking Corp.
   5.365%, due 10/16/06                                                      20,600,000  20,553,950
   5.270%, due 11/21/06                                                      10,600,000  10,520,862

Met Investors Series Trust
PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                                   Par
Security Description                                                                              Amount        Value
---------------------------------------------------------------------------------------------------------------------------
   5.255%, due 12/12/06 (144A)(a)                                                               $4,400,000 $     4,353,756
                                                                                                           ---------------
                                                                                                               744,821,834
                                                                                                           ---------------
Repurchase Agreements -- 0.8%
Lehman Brothers, Inc., Repurchase Agreement dated 09/29/06 at 5.050% to be repurchased at
  $5,002,104 on 10/02/06 collateralized by $4,710,000 U.S. Treasury Bond 5.375% due 02/15/31
  with a value of $5,120,701.                                                                    5,000,000       5,000,000
State Street Bank & Trust Co., Repurchase Agreement, dated 09/29/06 at 2.550% to be repurchased at $4,574,971 on 10/02/06 collateralized by 4,675,000 FHLMC at 4.820% due 10/05/06 with a
  value of $4,669,156.                                                                           4,574,000       4,574,000
                                                                                                           ---------------
                                                                                                                 9,574,000
                                                                                                           ---------------
U.S. Government & Agency Discount Notes -- 0.1%
U.S. Treasury Bill
   1.218%, due 11/30/06 (c)                                                                        160,000         158,678
   1.351%, due 12/14/06 (c)                                                                        100,000          99,032
   1.360%, due 12/14/06 (c)                                                                        120,000         118,831
   1.375%, due 12/14/06 (c)                                                                      1,335,000       1,321,842
                                                                                                           ---------------
                                                                                                                 1,698,383
                                                                                                           ---------------
Total Short-Term Investments (Cost $756,094,217)                                                               756,094,217
                                                                                                           ---------------
TOTAL INVESTMENTS -- 210.9% (Cost $2,524,704,223#)                                                           2,523,061,965
                                                                                                           ---------------
Other Assets and Liabilities (net) -- (110.9)%                                                              (1,326,792,886)
                                                                                                           ---------------
TOTAL NET ASSETS -- 100.0%                                                                                 $ 1,196,269,079
                                                                                                           ===============

Portfolio Footnotes:
+ Variable or floating rate security. The stated rate represents the rate at September 30, 2006.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $2,513,331 and $4,155,589 respectively, resulting in a net unrealized depreciation of $1,642,258.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate 0.89% of net assets.
(c) Zero coupon bond--Interest rate represents current yield to maturity.
(d) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
FHLMC - Federal Home Loan Mortgage Corporation
MTN - Medium-Term Note
TERM - Term Loan

   The following table summarizes the portfolio composition of the Portfolio's holdings at September 30, 2006 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                                       Percent of
                                                                        Portfolio
Portfolio Composition by Credit Quality                                (unaudited)
---------------------------------------                                -----------
AAA...................................................................    90.02%
AA....................................................................     1.03
A.....................................................................     7.77
BBB...................................................................     0.67
BB....................................................................     0.24
B.....................................................................     0.27
                                                                         ------
Total:................................................................   100.00%
                                                                         ======

                                                 Strike     Number of
Call Options                          Expiration  Price     Contracts      Value
-----------------------------------------------------------------------------------
U.S. Treasury Bond Futures            11/21/2006 $112.00           (159) $(198,750)
U.S. Treasury Bond Futures            11/21/2006  113.00           (203)  (155,422)
                                                                         ---------
                                                                         $(354,172)
                                                                         =========
(Written Option Premium $180,339)

                                                 Strike     Number of
Put Options                           Expiration  Price     Contracts      Value
-----------------------------------------------------------------------------------
U.S. Treasury Bond Futures            11/21/2006 $106.00        (159.00) $   2,484
U.S. Treasury Bond Futures            11/21/2006  108.00        (203.00)   (12,688)
Option on Foreign Currency USD to JPY   7/3/2007  108.55 (21,800,000.00)   (67,571)
Option on Foreign Currency USD to JPY   7/3/2007  108.50  (2,900,000.00)    (7,893)
                                                                         ---------
                                                                         $ (85,668)
                                                                         =========
(Written Option Premium $119,464)

Forward Foreign Currency Contracts to Buy:

                                                                     Net Unrealized
                                          Value at      In Exchange  Appreciation/
Settlement Date Contracts to Deliver September 30, 2006  for U.S.$   (Depreciation)
-----------------------------------------------------------------------------------
  11/15/2006    2,040,551,000   JPY     $ 17,406,645    $ 17,916,072  $  (509,427)
  11/15/2006    2,040,550,000   JPY       17,406,637      17,962,588     (555,951)
  11/24/2006          298,000   PLN           95,360          95,943         (583)
   3/15/2007        1,168,370   RUB           43,825          43,957         (132)
   3/15/2007          684,815   RUB           25,687          25,745          (58)
   3/15/2007          684,815   RUB           25,687          25,767          (80)
                                                                      -----------
                                                                      $(1,066,231)
                                                                      ===========

Forward Foreign Currency Contracts to Sell:
                                                                     Net Unrealized
                                          Value at      In Exchange  Appreciation/
Settlement Date Contacts to Deliver  September 30, 2006  for U.S.$   (Depreciation)
-----------------------------------------------------------------------------------
  10/19/2006        1,115,000   CAD     $  1,000,364    $  1,003,939  $     3,575
  10/31/2006      128,149,000   EUR      162,859,150     162,927,998       68,848
  11/15/2006      253,795,600   JPY        2,164,969       2,180,000       15,031
  11/15/2006      253,794,510   JPY        2,164,960       2,180,000       15,040
  11/15/2006       67,064,704   JPY          572,086         580,000        7,914
                                                                      -----------
                                                                      $   110,408
                                                                      ===========

CAD - Canadian Dollar
EUR - Euro Dollar
JPY - Japenese Yen
PLN - Polish Zloty
RUB - Russian Ruble

The futures contracts outstanding as of September 30, 2006 and the description and unrealized appreciation or depreciation were as follows:

                                                                                    Unrealized
                                                         Number of                Appreciation/
           Description                Expiration Date    Contracts Notional Value (Depreciation)
------------------------------------------------------------------------------------------------
Euro Dollar Futures                June 2007 - Long         128     $ 30,395,200    $ (29,175)
Euro Dollar Futures                June 2007 - Long         265       63,020,313      (41,713)
Euro Dollar Futures                December 2007 - Long     452      107,587,300       81,463
Euro Dollar Futures                March 2008 - Long         78       18,570,825       45,825
Euro Dollar Futures                September 2008 - Long    102       24,273,450       47,175
Euro Dollar Futures                December 2008 - Long     102       24,263,250       47,175
Euro Dollar Futures                March 2009 - Long        102       24,255,600       47,175
Euro Dollar Futures                June 2009 - Long         102       24,246,675       51,000
U.S. Treasury Note 5 Year Futures  December 2006 - Long     419       44,211,047      314,250
U.S. Treasury Note 10 Year Futures December 2006 - Long     552       59,650,500      598,156
U.S. Treasury Bond Futures         December 2006 - Short    (76)      (8,542,875)    (178,125)

Open swap agreements at September 30,2006 were as follows:

                    Expiration
Notional Amount        Date                                      Description                                     Value
-------------------------------------------------------------------------------------------------------------------------
  10,000,000    GBP 6/15/2008  Agreement with J.P. Morgan Chase Bank dated 10/4/2004 to pay semi-annually      $ (49,587)
                               the notional amount multiplied by the 6 month GBP-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 5.00%.

  40,000,000    USD 12/20/2008 Agreement with Morgan Stanley Capital Services, Inc., dated 7/3/2006 to receive   (44,985)
                               semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-annually the notional amount multiplied by 5.00%.

   7,500,000    USD 12/20/2008 Agreement with Goldman Sachs International dated 6/16/2006 to receive semi-        (8,435)
                               annually the notional amount multiplied by USD-LIBOR-BBA and to pay semi-
                               annually the notional amount multiplied by 5.00%

  82,600,000    EUR 7/14/2011  Agreement with J.P. Morgan Chase Bank dated 07/12/2006 to receive July 14,             --
                               2011, the notional amount multiplied by {[(1+2.26125%)^5]-1} and to pay July
                               14, 2011, the notional amount multiplied by [(FRCPxtob End Index / FRCPxtob
                               Start Index)-1].

   2,500,000    USD 12/20/2011 Agreement with Bank of America N.A., dated 9/29/2006 to receive quarterly the          --
                               notional amount multiplied by 1.78% and to pay par in the event of default of
                               General Motors Acceptance Corp. 6.875% due 8/28/2012.

   5,100,000    USD 12/20/2011 Agreement with Lehman Brothers dated 6/14/2006 to receive semi-annually the        14,493
                               notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-
                               annually notional amount multiplied by 5.00%.

   6,200,000    USD 12/20/2013 Agreement with Lehman Brothers dated 7/19/2006 to receive semi-annually the        39,188
                               notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-
                               annually notional amount multiplied by 5.00%.

   9,400,000    EUR 6/17/2015  Agreement with Goldman Sachs Capital Markets, L.P. dated 8/5/2005 to pay         (509,448)
                               annually the notional amount multiplied by 4.50% and to receive annually the notional amount multiplied by the 6 month EUR-EURIBOR-Telerate.

  47,400,000    USD 12/20/2016 Agreement with Goldman Sachs International dated 6/7/2006 to receive semi-        553,997
                               annually the notional amount multiplied by USD-LIBOR-BBA and to pay semi-
                               annually the notional amount multiplied by 5.00%

  28,000,000    USD 12/20/2016 Agreement with J.P. Morgan Chase Bank dated 06/09/2006 to receive semi-           327,256
                               annually the notional amount multiplied by the 3 month USD-LIBOR-BBA and to pay semi-annually the notional amount multiplied by 5.00%.

                    Expiration
Notional Amount        Date                                    Description                                    Value
----------------------------------------------------------------------------------------------------------------------
  15,600,000    USD 12/20/2016 Agreement with Bank of America N.A., dated 6/7/2006 to receive semi-annually $  182,328 the notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-
                               annually the notional amount multiplied by 5.00%.

   4,500,000    USD 12/20/2016 Agreement with Lehman Brothers dated 6/8/2006 to receive semi-annually the       52,595
                               notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-
                               annually notional amount multiplied by 5.00%.

     100,000    USD 12/20/2016 Agreement with Morgan Stanley Capital Services, Inc. dated 6/5/2006 to pay        1,169
                               quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBR and to receive annually the notional amount multiplied by 5.00%.

   9,300,000    USD 12/20/2036 Agreement with Lehman Brothers dated 6/21/2006 to receive semi-annually the     408,047
                               notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-
                               annually notional amount multiplied by 5.00%.

   4,200,000    USD 12/20/2036 Agreement with Morgan Stanley Capital Services, Inc. dated 6/14/2006 to pay     184,279
                               quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBR and to receive annually the notional amount multiplied by 5.00%.
                                                                                                            ----------
                                                                                                            $1,150,897
                                                                                                            ==========

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

                                                                                      Par
Security Description                                                                 Amount       Value
----------------------------------------------------------------------------------------------------------
Municipals -- 1.1%

Badger Tobacco Asset Securitization Corp.
   5.750%, due 06/01/11                                                            $ 2,000,000 $ 2,129,800
   6.125%, due 06/01/27                                                                285,000     305,244
   6.375%, due 06/01/32                                                                360,000     389,257
Georgia State 5.990%, due 05/01/20 (144A) (a)                                        1,000,000   1,141,280
Golden State Tobacco Securitization Corp.
   6.250%, due 06/01/33                                                                640,000     704,934
   6.750%, due 06/01/39 (b)                                                          3,400,000   3,841,932
Illinois Development Finance Authority (AMBAC) 5.990%, due 02/01/33 (144A) (a)(b)    3,705,000   3,935,303
New York City Municipal Water Finance Authority 5.000%, due 10/01/06 (144A) (a)(b)   2,400,000   2,623,632
Texas State 4.750%, due 04/01/35                                                     4,800,000   4,894,080
Tobacco Settlement Funding Corp.
   5.875%, due 05/15/39                                                              2,000,000   2,113,340
   6.375%, due 06/01/32                                                              1,400,000   1,536,822
   6.750%, due 06/01/39                                                              1,200,000   1,344,972
   6.125%, due 06/01/42                                                              1,200,000   1,287,084
   6.250%, due 06/01/42                                                              1,300,000   1,379,118
Tobacco Settlement Revenue Management 6.375%, due 05/15/28                           1,800,000   1,934,298
                                                                                               -----------
Total Municipals (Cost $27,338,769)                                                             29,561,096
                                                                                               -----------
Domestic Bonds & Debt Securities -- 17.1%

Asset-Backed Securities -- 1.1%
Ameriquest Mortgage Securities, Inc. 5.890%, due 06/25/34 (144A) (a)(b)                316,313     317,474
Asset Backed Funding Certificates 5.680%, due 06/25/34 (b)                          11,376,279  11,394,055
Bear Stearns Asset Backed Securities, Inc. 5.730%, due 10/27/32 (b)                     87,354      87,758
Cendant Mortgage Corp. 6.000%, due 07/25/43 (144A) (a)                                 569,807     569,365
Daimler Chrysler Auto Trust 3.750%, due 12/08/07                                       184,344     184,400
First NLC Trust 5.440%, due 09/25/35 (b)                                               245,922     246,084
Household Automotive Trust 3.300%, due 05/18/09                                        459,287     456,847
Option One Mortgage Loan Trust 5.650%, due 08/25/33 (b)                                 39,620      39,741
Renaissance Home Equity Loan Trust 5.770%, due 08/25/33 (b)                            486,054     487,688
SLM Student Loan Trust 2.990%, due 12/15/22 (144A) (a)                                 910,000     902,715
Wachovia Asset Securitization, Inc. 5.590%, due 06/25/33 (b)                           203,111     203,761
Wells Fargo Home Equity Trust 5.440%, due 11/25/35 (144A) (b)(c)                    13,132,536  13,140,111
                                                                                               -----------
                                                                                                28,029,999
                                                                                               -----------
Automobiles -- 0.0%
Daimler Chrysler NA Holdings 7.200%, due 09/01/09                                      255,000     265,871
                                                                                               -----------
Automotive Loans -- 0.4%
Ford Motor Credit Co.
   5.700%, due 01/15/10                                                             10,700,000   9,892,353
   7.875%, due 06/15/10                                                                 60,000      58,479
   7.000%, due 10/01/13                                                                400,000     371,633
                                                                                               -----------
                                                                                                10,322.465
                                                                                               -----------
Banks -- 0.1%
ABN AMRO NA Holding Capital 6.523%, due 12/29/49 (144A) (a)(b)                         345,000     359,827
Fleet Boston Financial Corp. 7.375%, due 12/01/09                                       70,000      74,573
HSBC Capital Funding LP 9.547%, due 12/29/49 (144A) (a)(b)                             585,000     542,299
Popular NA, Inc.
   6.125%, due 10/15/06                                                                610,000     610,116
   4.700%, due 06/30/09                                                                 50,000      49,060
Rabobank Capital Fund Trust III 5.254%, due 12/29/49 (144A) (a)(b)                     370,000     357,823
SunTrust Banks, Inc. 2.500%, due 11/01/06                                              525,000     523,801
US Bank NA 2.850%, due 11/15/06                                                        695,000     692,986
Westpac Capital Trust III 5.819%, due 12/29/49 (144A) (a)(b)                            80,000      79,655
Westpac Capital Trust IV 5.256%, due 12/29/49 (144A) (a)(b)                            165,000     154,570
                                                                                               -----------
                                                                                                 3,444,710
                                                                                               -----------
Chemicals -- 0.0%
Dow Chemical Co. 7.375%, due 11/01/29                                                  185,000     216,675

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                     Par
Security Description                                                                Amount       Value
---------------------------------------------------------------------------------------------------------
ICI Wilmington, Inc. 5.625%, due 12/01/13                                        $    340,000 $   335,578
                                                                                              -----------
                                                                                                  552,253
                                                                                              -----------
Collateralized Mortgage Obligations -- 11.0%
Adjustable Rate Mortgage Trust 4.598%, due 05/25/35 (b)                             5,887,500   5,788,977
American Home Mortgage Investment Trust 4.390%, due 02/25/45 (b)                    7,366,807   7,169,748
Banc of America Funding Corp.
   4.114%, due 05/25/35 (b)                                                         9,546,241   9,309,174
   4.619%, due 02/20/36 (b)                                                        20,438,041  20,339,194
Banc of America Mortgage Securities, Inc.
   5.780%, due 01/25/34 (b)                                                         2,120,476   2,130,704
   5.000%, due 05/25/34                                                             4,062,265   4,010,839
Bear Stearns Adjustable Rate Mortgage Trust
   5.328%, due 02/25/33 (b)                                                           189,270     188,698
   4.750%, due 10/25/35                                                             8,299,240   8,211,019
Bear Stearns ALT-A Trust
   5.395%, due 05/25/35 (b)                                                         5,954,597   5,973,603
   5.840%, due 10/25/36                                                            20,400,000  20,342,110
Bear Stearns Commercial Mortgage Securities, Inc. 5.060%, due 11/15/16                232,012     231,362
Chevy Chase Mortgage Funding Corp. 5.580%, due 08/25/35 (144A) (c)                    531,934     532,475
Citigroup Mortgage Loan Trust, Inc. 4.700%, due 12/25/35 (b)                       21,477,203  21,137,461
Countrywide Alternative Loan Trust 0.419%, due 05/25/35 (144A) (b)(c)              14,299,996     117,838
Countrywide Home Loans
   5.650%, due 03/25/35 (b)                                                         4,748,930   4,771,720
   5.670%, due 06/25/35 (144A)(a)(b)                                               14,209,535  14,197,007
   5.913%, due 09/20/36 (b)                                                        16,287,893  16,435,126
Credit Suisse First Boston Mortgage Securities Corp.
   5.750%, due 09/22/17                                                             1,324,327   1,298,066
   5.607%, due 03/25/32 (144A)(a)(b)                                                  175,417     175,469
   6.500%, due 04/25/33                                                               568,762     570,995
   5.880%, due 08/25/33 (144A)(a)(b)                                                  448,978     449,006
CS First Boston Mortgage Securities Corp. 6.000%, due 11/25/35                     10,378,511  10,378,342
DSLA Mortgage Loan Trust 6.765%, due 07/19/44 (b)                                   4,861,140   4,963,863
First Horizon Alternative Mortgage Securities 0.000%, due 01/25/36 (144A) (b)(c)  152,035,814     435,233
GMAC Mortgage Corp. 5.940%, due 07/01/13                                               66,214      65,883
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34                                 4,002,078   3,983,374
Green Tree Financial Corp. 6.220%, due 03/01/30                                       210,775     212,724
GSR Mortgage Loan Trust
   6.000%, due 03/25/32                                                                 4,140       4,118
   4.548%, due 09/25/35                                                             1,587,196   1,575,265
   5.500%, due 11/25/35                                                             8,805,059   8,783,574
   5.479%, due 04/25/36                                                            10,170,949  10,293,355
Harborview Mortgage Loan Trust 5.550%, due 05/19/35 (b)                             5,039,119   5,053,304
Indymac ARM Trust 6.511%, due 01/25/32 (b)                                              3,242       3,233
LB-UBS Commercial Mortgage Trust 3.323%, due 03/15/27                               4,000,000   3,898,022
Mellon Residential Funding Corp. 6.344%, due 07/25/29 (b)                              55,317      55,297
MLCC Mortgage Investors, Inc. 5.710%, due 03/15/25 (b)                                143,946     144,658
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35                               495,000     485,635
Residential Accredit Loans, Inc.
   5.500%, due 06/25/17                                                                   497         496
   5.730%, due 03/25/33 (b)                                                         2,566,627   2,574,469
Residential Asset Securitization Trust 5.730%, due 05/25/33 (b)                     2,667,064   2,677,438
Residential Funding Mortgage Securities I 5.680%, due 06/25/18 (b)                  1,527,891   1,529,792
Sequoia Mortgage Trust 5.680%, due 07/20/33 (b)                                     1,003,128   1,011,565
Structured Asset Mortgage Investments, Inc.
   6.416%, due 03/25/32 (b)                                                         2,293,995   2,300,112
   5.560%, due 05/25/45 (b)                                                         5,029,737   5,046,614
Structured Asset Securities Corp. 5.000%, due 12/25/34                              4,656,310   4,624,023

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                      Par
Security Description                                                 Amount       Value
-------------------------------------------------------------------------------------------
Washington Mutual, Inc.
   5.600%, due 12/25/27 (b)                                        $ 6,512,921 $  6,514,472
   5.104%, due 10/25/32 (b)                                            177,561      176,565
   4.062%, due 10/25/33                                              5,100,000    4,993,958
   5.427%, due 02/27/34 (b)                                            974,167      991,253
   3.801%, due 06/25/34 (b)                                         22,700,000   21,864,606
   5.963%, due 06/25/42-08/25/42 (b)                                 2,797,602    2,806,329
Wells Fargo Mortgage Backed Securities Trust
   4.655%, due 09/25/33 (b)                                          6,265,399    6,149,621
   4.950%, due 03/25/36                                             19,498,413   19,306,065
   5.539%, due 08/25/36                                             11,600,000   11,592,271
                                                                               ------------
                                                                                287,876,120
                                                                               ------------
Distribution/Wholesale -- 0.1%
Roundys, Inc. 7.720%, due 11/03/11 (144A) (c)                          995,000    1,004,640

Electric Utilities -- 0.7%
Alabama Power Co. 2.800%, due 12/01/06                                 250,000      249,001
Arizona Public Service Co. 4.650%, due 05/15/15                        165,000      151,552
CMS Energy Corp.
   7.500%, due 01/15/09                                              7,251,000    7,504,785
   9.875%, due 10/15/07                                                500,000      521,875
Dominion Resources, Inc.
   8.125%, due 06/15/10                                                335,000      364,904
   6.300%, due 03/15/33                                                210,000      212,951
DTE Energy Co. 6.375%, due 04/15/33                                    260,000      263,804
Entergy Gulf States 3.600%, due 06/01/08                             1,400,000    1,357,737
NRG Energy, Inc. 7.250%, due 02/01/14                                5,500,000    5,472,500
Pacificorp 4.300%, due 09/15/08                                        250,000      246,367
Pepco Holdings, Inc.
   6.450%, due 08/15/12                                                 90,000       93,253
   7.450%, due 08/15/32                                                180,000      205,196
Progress Energy, Inc. 6.850%, due 04/15/12                             650,000      695,364
PSEG Power LLC
   5.500%, due 12/01/15                                                420,000      411,750
   8.625%, due 04/15/31                                                245,000      318,601
                                                                               ------------
                                                                                 18,069,640
                                                                               ------------
Financial-Diversified -- 0.6%
American General Finance Corp.
   3.000%, due 11/15/06                                                605,000      603,361
   4.500%, due 11/15/07                                                280,000      277,876
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (a)                   525,000      506,791
Bank of America Commercial Mortgage, Inc. 4.890%, due 04/11/37       2,162,435    2,149,819
CIT Group, Inc. 7.750%, due 04/02/12                                 1,900,000    2,106,068
Citigroup, Inc. 5.625%, due 08/27/12                                 1,000,000    1,019,466
General Electric Capital Corp.
   5.450%, due 01/15/13                                                375,000      380,081
   6.750%, due 03/15/32                                                165,000      189,212
Goldman Sachs Group, Inc. 5.700%, due 09/01/12                          55,000       56,005
HSBC Capital Funding LP, 9.547% 9.547%, due 12/31/49 (144A) (a)(b)     350,000      397,558
ING Capital Funding Trust III 8.439%, due 12/31/49 (b)                 200,000      222,137
JPMorgan Chase Commercial Mortgage Securities 3.890%, due 01/12/37   2,500,000    2,435,560
Mid-State Trust 7.791%, due 03/15/38                                   287,709      309,846
Mizuho JGB Investment 9.870%, due 12/31/49 (144A) (a)(b)               410,000      439,304
Mizuho Preferred Capital 8.790%, due 12/29/49 (144A) (a)(b)            390,000      410,987

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                 Par
Security Description                                            Amount      Value
------------------------------------------------------------------------------------
Morgan Stanley Group, Inc. 5.300%, due 03/01/13               $  800,000 $   799,843
Nisource Finance Corp. 6.150%, due 03/01/13                      475,000     482,320
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (a)           150,000     185,353
RBS Capital Trust II 6.425%, due 12/29/49 (b)                    120,000     121,911
RBS Capital Trust III 5.512%, due 09/29/49 (b)                   815,000     793,159
SLM Corp. 5.625%, due 04/10/07                                   775,000     776,291
Small Business Administration
   7.449%, due 08/01/10                                          359,496     379,366
   6.353%, due 03/01/11                                           82,820      85,464
   5.500%, due 10/01/18                                          152,074     153,642
                                                                         -----------
                                                                          25,603,885
                                                                         -----------
Food & Drug Retailing -- 0.0%
Safeway, Inc. 4.125%, due 11/01/08                               480,000     467,408
                                                                         -----------
Health Care Equipment & Supplies -- 0.0%
HCA, Inc. 5.250%, due 11/06/08                                   450,000     445,500
                                                                         -----------
Health Care Providers & Services -- 0.0%
UnitedHealth Group, Inc. 3.300%, due 01/30/08                    340,000     330,488
                                                                         -----------
Hotels, Restaurants & Leisure -- 0.4%
Hilton Hotels Corp. 7.625%, due 05/15/08                       1,000,000   1,022,500
Mandalay Resort Group 10.250%, due 08/01/07                    7,000,000   7,262,500
MGM MIRAGE, Inc. 9.750%, due 06/01/07                          2,100,000   2,160,375
                                                                         -----------
                                                                          10,445,375
                                                                         -----------
Household Durables -- 0.0%
Centex Corp. 5.700%, due 05/15/14                                280,000     273,113
D.R. Horton, Inc. 8.500%, due 04/15/12                            60,000      62,910
                                                                         -----------
                                                                             336,023
                                                                         -----------
Industrials -- 0.1%
Airgas, Inc. 9.125%, due 10/01/11                              3,400,000   3,572,142
                                                                         -----------
Insurance -- 0.0%
Nationwide Financial Services, Inc.
   6.250%, due 11/15/11                                           55,000      57,178
   5.900%, due 07/01/12                                           60,000      61,397
                                                                         -----------
                                                                             118,575
                                                                         -----------
Media -- 0.5%
Charter Communications Term B 1.000%, due 04/25/13 (144A) (a)  1,000,000   1,005,266
Clear Channel Communications, Inc. 5.500%, due 09/15/14          300,000     279,164
Comcast Cable Holdings 8.375%, due 03/15/13                      506,000     577,918
Comcast Corp. 7.050%, due 03/15/33                                75,000      80,561
Cox Communications, Inc. 4.625%, due 06/01/13                    430,000     400,247
EchoStar DBS Corp. 5.750%, due 10/01/08                        7,600,000   7,552,500
News America Holdings, Inc.
   8.250%, due 08/10/18                                          110,000     129,720
   7.750%, due 01/20/24                                           25,000      27,717
Tele-Communications TCI Group 7.875%, due 02/15/26               175,000     197,616
Time Warner Cos, Inc.
   9.150%, due 02/01/23                                          155,000     193,020
   8.375%, due 03/15/23                                          260,000     300,974
   7.625%, due 04/15/31                                          310,000     343,447
Weather Investments Sarl 1.000%, due 06/17/12 (144A) (c)       2,000,000   2,535,081
                                                                         -----------
                                                                          13,623,231
                                                                         -----------
Oil & Gas -- 0.5%
Duke Capital LLC
   6.250%, due 02/15/13                                          375,000     385,831

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                    Par
Security Description                                               Amount      Value
---------------------------------------------------------------------------------------
   8.000%, due 10/01/19                                          $   55,000 $    64,036
El Paso Corp. 7.750%, due 01/15/32                                2,875,000   2,961,250
Husky Energy, Inc. 6.150%, due 06/15/19                             215,000     218,618
Kinder Morgan Energy Partners
   7.400%, due 03/15/31                                             225,000     247,413
   7.750%, due 03/15/32                                             135,000     154,467
   7.300%, due 08/15/33                                              90,000      97,927
Magellan Midstream Partners 5.650%, due 10/15/16                    385,000     377,639
Pemex Project Funding Master Trust
   7.375%, due 12/15/14                                           1,700,000   1,841,950
   8.625%, due 02/01/22                                           2,944,000   3,543,104
Pioneer Natural Resource 5.875%, due 07/15/16                       405,000     381,270
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12            35,000      38,894
Valero Energy Corp. 7.500%, due 04/15/32                            225,000     261,442
Williams Cos., Inc. (The) 6.375%, due 10/01/10 (144A) (a)         2,900,000   2,900,000
                                                                            -----------
                                                                             13,473,841
                                                                            -----------
Paper & Forest Products -- 0.0%
International Paper Co. 5.850%, due 10/30/12                        115,000     117,658
                                                                            -----------
Pharmaceuticals -- 0.0%
Wyeth 6.450%, due 02/01/24                                          160,000     170,621
                                                                            -----------
Real Estate -- 0.3%
Host Marriott LP 9.500%, due 01/15/07                             6,800,000   6,893,500
Ventas Realty LP/Ventas Capital Corp. 8.750%, due 05/01/09        1,500,000   1,603,125
                                                                            -----------
                                                                              8,496,625
                                                                            -----------
Retail-Multiline -- 0.0%
Federated Department Stores, Inc. 6.300%, due 04/01/09               60,000      61,056
                                                                            -----------
Telecommunication Services--Diversified -- 1.1%
Citizens Communications Co. 7.625%, due 08/15/08 (144A) (a)       2,000,000   2,070,000
Deutsche Telekom International Finance B.V. 8.250%, due 06/15/30     50,000      61,261
France Telecom S.A. 8.500%, due 03/01/31                            165,000     215,922
Nordic Telephone Term B 3.161%, due 11/30/13 (144A) (c)           2,350,000   3,009,852
Nordic Telephone Term C 3.161%, due 11/30/14 (144A) (c)           2,350,000   3,022,645
Qwest Capital Funding, Inc. 6.375%, due 07/15/08                  8,000,000   8,050,000
Qwest Communications International, Inc. 7.500%, due 02/15/14       511,000     514,833
Qwest Corp.
   5.625%, due 11/15/08                                           2,000,000   1,995,000
   8.875%, due 03/15/12                                           1,720,000   1,885,550
SBC Communications, Inc.
   4.125%, due 09/15/09                                           4,000,000   3,876,164
   5.100%, due 09/15/14                                             380,000     367,744
   5.625%, due 06/15/16                                             455,000     450,840
Sprint Capital Corp. 6.900%, due 05/01/19                           220,000     229,427
UPC Broadband Holding B.V. 1.000%, due 12/31/13                   2,150,000   2,728,076
Verizon Global Funding Corp. 7.375%, due 09/01/12                   185,000     202,596
Verizon New York, Inc. 6.875%, due 04/01/12                         325,000     339,308
Verizon New York, Inc.--Series B 7.375%, due 04/01/32               155,000     162,035
                                                                            -----------
                                                                             29,181,253
                                                                            -----------
Telecommunication Services--Wireless -- 0.1%
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11                                             260,000     284,990
   8.125%, due 05/01/12                                               5,000       5,634
   8.750%, due 03/01/31                                             245,000     314,113
Cingular Wireless LLC 6.500%, due 12/15/11                          700,000     734,290

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                                Par
Security Description                                                           Amount       Value
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc. 7.375%, due 08/01/15                            $     70,000 $     72,295
                                                                                         ------------
                                                                                            1,411,322
                                                                                         ------------
Tobacco -- 0.1%
Reynolds Amern, Inc. 7.625%, due 06/01/16 (144A) (a)                           2,400,000    2,489,542
                                                                                         ------------
Transportation -- 0.0%
Norfolk Southern Corp.
   5.590%, due 05/17/25                                                           60,000       58,806
   7.800%, due 05/15/27                                                            7,000        8,650
   5.640%, due 05/17/29                                                          168,000      163,978
   7.250%, due 02/15/31                                                           65,000       76,838
Union Pacific Corp. 6.625%, due 02/01/29                                          50,000       54,802
                                                                                         ------------
                                                                                              363,074
                                                                                         ------------
Total Domestic Bonds & Debt Securities (Cost $448,595,871)                                449,950,482
                                                                                         ------------
Foreign Bonds & Debt Securities -- 14.7%

Aruba -- 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13                                       220,000      235,767
                                                                                         ------------
Cayman Islands -- 0.2%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A) (a)            245,000      253,630
Mizuho Finance 5.790%, due 04/15/14 (144A) (a)                                   315,000      318,886
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A) (a)                         4,458,300    4,394,987
                                                                                         ------------
                                                                                            4,967,503
                                                                                         ------------
France -- 2.4%
AXA S.A. 8.600%, due 12/15/30                                                     60,000       76,824
France Telecom S.A. 7.750%, due 03/01/11                                         400,000      438,641
Republic of France Treasury Bill
   0.000%, due 11/02/06 (d)                                                    8,100,000   10,249,353
   0.000%, due 12/28/06 (d)                                                   36,470,000   45,911,432
Sigmakalon Group B.V.
   4.588%, due 06/30/12 (144A)(c)                                                873,000    1,107,013
   1.000%, due 09/19/12-09/19/13 (c)                                           3,600,000    4,616,413
                                                                                         ------------
                                                                                           62,399,676
                                                                                         ------------
Germany -- 6.2%
Federal Republic of Germany Treasury Bill 0.000%, due 10/18/06-02/14/07 (d)  122,370,000  154,517,435
Kappa Jefferson 5.908%, due 11/29/13- 11/29/14                                 4,500,000    5,758,382
Wind Acquisitions Sarl 6.134%, due 06/17/14 (144A) (c)                         1,700,000    2,172,882
                                                                                         ------------
                                                                                          162,448,699
                                                                                         ------------
Hong Kong -- 0.2%
Hong Kong Government 5.125%, due 08/01/14 (144A) (a)                           4,000,000    3,987,476
                                                                                         ------------
Italy -- 0.0%
Telecom Italia Capital S.A. 4.000%, due 11/15/08                                 270,000      262,039
Telecom Italia Capital S.A. 4.000%, due 01/15/10                                 510,000      483,594
                                                                                         ------------
                                                                                              745,633
                                                                                         ------------
Korea -- 0.0%
Industrial Bank of Korea 4.000%, due 05/19/14 (144A) (a)(b)                      335,000      321,364
Korea First Bank, Ltd. 7.267%, due 03/03/34 (144A) (a)(b)                        240,000      258,665
Woori Bank Korea 5.750%, due 03/13/14 (144A) (a)(b)                              305,000      306,301
                                                                                         ------------
                                                                                              886,330
                                                                                         ------------
Netherlands -- 2.9%
Deutsche Telekom Finance 5.250%, due 07/22/13                                    425,000      413,420
Government of the Netherland Treasury Certificate 0.000%, due 10/31/06 (d)    57,840,000   73,204,118

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)--continued
September 30, 2006
(Percentage of Net Assets)

                                                                    Par
Security Description                                               Amount       Value
-----------------------------------------------------------------------------------------
UPC Broadband Holding 1.000%, due 03/31/13 (144A) (a)            $ 1,899,166 $  2,408,796
                                                                             ------------
                                                                               76,026,334
                                                                             ------------
Norway -- 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A) (a)                      115,000      124,512

Panama -- 0.1%
Republic of Panama
   9.625%, due 02/08/11                                              936,000    1,074,060
   9.375%, due 07/23/12                                              410,000      482,365
   6.700%, due 01/26/36                                            1,150,000    1,144,250
                                                                             ------------
                                                                                2,700,675
                                                                             ------------
Russia -- 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A) (a)             130,000      154,212
Russian Federation 11.000%, due 07/24/18                             100,000      143,905
                                                                             ------------
                                                                                  298,117
                                                                             ------------
Singapore -- 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A) (a)           470,000      461,437
                                                                             ------------
South Africa -- 0.0%
Republic of South Africa 9.125%, due 05/19/09                        700,000      762,125
                                                                             ------------
Spain -- 2.5%
Kingdom of Spain Treasury Bill 0.000%, due 12/22/06 (d)           51,000,000   64,256,691
                                                                             ------------
Sweden -- 0.0%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49 (144A) (a)(b)     415,000      387,394
Swedbank 9.000%, due 12/29/49 (144A) (a)(b)                          180,000      199,420
                                                                             ------------
                                                                                  586,814
                                                                             ------------
Ukraine -- 0.1%
Republic of Ukraine
   11.000%, due 03/15/07 (144A)(a)                                   642,317      656,994
   6.875%, due 03/04/11                                              200,000      202,970
   7.650%, due 06/11/13                                              500,000      530,125
                                                                             ------------
                                                                                1,390,089
                                                                             ------------
United Kingdom -- 0.1%
BP Capital Markets Plc 2.750%, due 12/29/06                          380,000      377,693
British Telecom Plc 1.000%, due 12/15/10                             190,000      213,112
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (a)               45,000       45,725
HBOS Plc 5.375%, due 12/29/49 (144A) (a)                             285,000      280,340
HBOS Treasury Services Plc 3.600%, due 08/15/07 (144A) (a)           425,000      418,838
Standard Chartered Bank 8.000%, due 05/30/31 (144A) (a)              235,000      293,467
Wind Acquisitions Sarl 5.634%, due 06/17/13 (144A) (c)             1,700,000    2,162,098
                                                                             ------------
                                                                                3,791,273
                                                                             ------------
Total Foreign Bonds & Debt Securities (Cost $382,186,247)                     386,069,151
                                                                             ------------
U. S. Government & Agency Obligations -- 79.5%

Federal Home Loan Mortgage Corp.
   5.500%, due 07/01/07-05/01/35                                  43,781,110   43,307,475
   4.500%, due 10/01/07-01/15/13                                  15,369,906   15,055,912
   7.000%, due 09/01/10                                                9,070        9,215
   6.500%, due 04/01/11-06/01/29                                     230,954      237,396
   6.000%, due 05/01/11-04/01/23                                  12,946,957   13,137,552
   2.750%, due 02/15/12                                              468,917      468,257
   5.000%, due 09/15/16-09/01/35                                  76,620,034   75,757,514
   3.500%, due 03/15/17-07/15/32                                   7,890,852    7,816,517
   6.875%, due 11/15/23 (b)                                        1,785,916    1,871,208

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)--continued
September 30, 2006
(Percentage of Net Assets)

                                        Par
Security Description                   Amount       Value
-------------------------------------------------------------
   6.896%, due 01/01/29 (b)         $  2,834,877 $  2,884,007
   5.930%, due 05/15/29 (b)              367,750      369,455
   5.911%, due 11/01/31 (b)              242,073      243,423
   5.191%, due 08/01/32 (b)            1,844,944    1,850,380
   5.580%, due 07/15/34 (b)              752,630      755,746
   5.351%, due 09/01/35               15,931,222   15,931,214
   5.963%, due 07/25/44 (b)           34,375,396   34,825,885
   5.763%, due 10/25/44 (b)            6,424,809    6,493,843
Federal National Mortgage Assoc.
   5.500%, due 01/01/08-07/01/36     533,644,947  526,929,425
   6.000%, due 11/01/08-02/01/34      13,925,487   14,116,518
   6.500%, due 03/01/09-10/01/17       1,362,486    1,393,269
   4.000%, due 08/25/09                  900,422      897,835
   7.000%, due 04/01/11-05/01/11          78,660       80,056
   4.500%, due 08/25/11                1,341,696    1,338,315
   8.000%, due 11/01/13-10/01/25          43,663       44,819
   3.500%, due 04/25/17                1,376,284    1,367,749
   5.000%, due 02/01/18-09/01/35     142,413,263  139,988,176
   6.628%, due 10/01/28 (b)              569,909      581,472
   7.500%, due 09/01/30                    2,990        3,096
   6.926%, due 02/01/31 (b)            1,567,963    1,577,608
   6.860%, due 09/01/31 (b)              326,048      331,755
   5.730%, due 09/18/31 (b)            1,981,966    1,999,175
   6.230%, due 04/25/32                  716,201      734,077
   6.230%, due 04/25/32 (b)               84,259       86,362
   5.496%, due 07/01/32 (b)              246,691      246,662
   5.514%, due 09/01/32 (b)              927,383      933,225
   4.817%, due 11/01/32 (b)            1,391,695    1,384,626
   4.994%, due 09/01/34 (b)            9,288,464    9,203,169
   6.044%, due 09/01/34 (b)              594,152      598,061
   4.190%, due 11/01/34 (b)           23,483,104   23,203,901
   4.732%, due 12/01/34                5,198,212    5,135,138
   4.788%, due 12/01/34 (b)           14,263,492   14,148,935
   4.678%, due 05/25/35                8,600,000    8,481,225
   4.739%, due 09/01/35               12,306,810   12,092,098
   4.808%, due 11/01/35                4,325,730    4,304,439
   6.555%, due 11/01/35 (b)            3,229,812    3,308,545
   6.174%, due 12/01/36 (b)            1,843,006    1,856,240
   5.632%, due 08/01/41-08/01/42      10,544,992   10,635,650
   5.813%, due 09/01/41 (b)            4,741,374    4,783,360
   5.760%, due 08/01/42 (b)            1,711,843    1,724,287
   5.632%, due 10/01/44 (b)            1,610,399    1,617,019
   5.763%, due 10/01/44                3,329,563    3,361,669
   5.000%, due TBA (e)                96,000,000   94,349,952
   6.000%, due TBA (e)               392,000,000  393,837,696
   6.500%, due TBA (e)               344,000,000  350,342,672
Government National Mortgage Assoc.
   8.250%, due 02/15/09                    9,971       10,055
   6.000%, due 04/15/14                   90,067       91,740
   5.375%, due 02/20/22-05/20/32       1,195,751    1,207,036
   7.000%, due 10/15/23                   65,613       67,762
   7.500%, due 01/15/26-04/15/31       6,267,236    6,660,440
   5.125%, due 01/20/26-11/20/30         588,847      593,108
   4.750%, due 08/20/27-03/20/32         233,786      235,510
   4.500%, due 09/20/27-09/20/33         990,077      990,002
   5.250%, due 02/20/28-01/20/30         365,548      366,796
   5.875%, due 04/20/29                   72,206       73,092

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                                       Par
Security Description                                                  Amount        Value
----------------------------------------------------------------------------------------------
   5.830%, due 02/16/30 (b)                                        $     65,663 $       66,380
   1.000%, due 05/20/30                                                 211,731        214,302
   5.630%, due 01/16/31 (b)                                             213,042        214,229
   5.500%, due 10/20/31-04/20/32                                         67,180         67,630
   5.000%, due 07/20/32-03/20/33                                        102,767        103,248
   5.500%, due TBA (e)                                               13,500,000     13,314,375
U.S. Treasury Inflation Index Note
   3.375%, due 01/15/07                                              34,934,014     34,642,001
   3.875%, due 01/15/09                                                 496,244        510,647
   0.875%, due 04/15/10                                              42,637,006     40,416,897
U.S. Treasury Note
   2.500%, due 10/31/06                                              13,000,000     12,978,680
   4.500%, due 02/28/11                                              50,000,000     49,505,100
   3.625%, due 05/15/13                                              64,900,000     60,670,597
   3.875%, due 02/15/13                                               7,300,000      6,832,917
                                                                                --------------
Total U. S. Government & Agency Obligations (Cost $2,097,017,806)                2,087,865,819
                                                                                --------------

Security Description                                                  Shares        Value
----------------------------------------------------------------------------------------------
Preferred Stock -- 0.0%

Home Ownership Funding, 13.331%/1.000% (c)(f) (Cost -- $1,011,000)        2,500        449,767
                                                                                --------------
Right -- 0.0%

United Mexican States (g) (Cost -- $0)                                1,500,000         29,625
                                                                                --------------

                                                                       Par
Security Description                                                  Amount        Value
----------------------------------------------------------------------------------------------
Options -- 0.1%
British Pound Calls, Expire 06/15/07                                108,500,000        640,033
Eurodollar Future Puts, Expire 09/17/07                               2,255,000          5,638
Eurodollar Futures Puts, Expire 09/17/07                              7,935,000         19,837
Eurodollar Futures Puts, Expire 09/17/07                              7,067,500         17,669
Eurodollar Futures Puts, Expire 09/17/07                              2,957,500          7,394
Eurodollar Futures Puts, Expire 12/18/06                              5,245,000         13,112
Eurodollar Puts, Expire 06/18/2007                                    3,505,000          8,763
Eurodollar Puts, Expire 12/18/06                                      4,495,000         11,238
Japanese Yen Calls, Expire 04/16/2007                                10,900,000        190,376
Japanese Yen Calls, Expire 12/11/2006                                 5,300,000         13,425
Swaption Calls, Expire 10/04/06                                      18,400,000              0
Swaption Puts, Expire 10/18//06                                      74,300,000              1
U.S. Dollar Calls, Expire 12/20/07                                  139,300,000      1,009,951
                                                                                --------------
Total Options (Cost $2,119,751)                                                      1,937,437
                                                                                --------------
Short-Term Investments -- 28.3%

Commerical Paper -- 24.9%
Abbey National North America LLC 5.260%, due 10/05/06              $ 72,300,000     72,257,745
Bankamerica Corp.
   5.275%, due 11/14/06-12/01/06                                     70,200,000     69,746,160
   5.268%, due 11/20/06                                               7,700,000      7,643,662
   5.260%, due 12/14/06                                                 100,000         98,919
   5.250%, due 01/12/07                                                 800,000        787,983
Barclays Plc 5.230%, due 12/27/06                                    72,200,000     71,287,452
BNP Paribas Finance, Inc. 5.265%, due 11/22/06                       39,500,000     39,199,602
CBA Finance (Delaware), Inc. 5.250%, due 10/31/06                    70,000,000     69,693,750
Danske Corp.
   5.355%, due 10/26/06                                              69,200,000     68,942,662
   5.370%, due 10/30/06                                               7,300,000      7,268,421

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)--continued
September 30, 2006
(Percentage of Net Assets)

                                                                                                  Par
Security Description                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------------
   5.275%, due 11/20/06                                                                        $   600,000 $       595,604
   5.265%, due 12/27/06                                                                            600,000         592,366
   5.255%, due 01/18/07 (144A)(a)                                                                1,300,000       1,279,316
Skandin Enskilda Banken AG
   5.360%, due 10/27/06 (144A)(a)                                                               46,900,000      46,718,445
   5.280%, due 11/16/06 (144A)(a)                                                               29,400,000      29,201,648
Societe Generale North America
   5.380%, due 10/12/06                                                                         20,000,000      19,967,122
   5.260%, due 12/01/06                                                                         57,400,000      56,888,406
   5.245%, due 01/08/07                                                                          1,200,000       1,182,691
Total Fina Elf Capital 5.360%, due 10/02/06 (144A) (a)                                          13,200,000      13,198,035
UBS Finance (Delaware) LLC
   5.260%, due 12/01/06                                                                         70,700,000      70,069,867
   5.245%, due 01/08/07                                                                          7,800,000       7,687,495
Viacom, Inc. 5.600%, due 03/22/07 (144A) (a)                                                       400,000         400,000
                                                                                                           ---------------
                                                                                                               654,707,351
                                                                                                           ---------------
Repurchase Agreements -- 2.7%
Lehman Brothers, Inc., Repurchase Agreement dated 09/29/06 at 5.050% to be repurchased at
  $65,027,354 on 10/02/06 collateralized by $66,725,000 U.S. Treasury Note 4.250% due 01/15/11
  with a value of $66,139,397.                                                                  65,000,000      65,000,000
State Street Bank & Trust Co., Repurchase Agreement dated 09/29/06 at 3.400% to be repurchased at $5,535,568 on 10/02/06 collateralized by $5,655,000 FHLB at 0.000% due 10/05/06 with a
  value of $5,647,931.                                                                           5,534,000       5,534,000
                                                                                                           ---------------
                                                                                                                70,534,000
                                                                                                           ---------------
U.S. Government & Agency Discount Notes -- 0.7%
U.S. Treasury Bill
   4.773%, due 11/30/06 (d)                                                                        140,000         138,868
   4.553%, due 12/14/06 (d)                                                                        285,000         282,296
   4.917%, due 11/30/06 (d)                                                                        100,000          99,181
   4.955%, due 11/30/06 (d)                                                                        250,000         247,935
   4.960%, due 11/30/06 (d)                                                                      3,500,000       3,471,067
   4.715%, due 12/14/06 (d)                                                                        300,000         297,093
   4.760%, due 12/14/06 (d)                                                                        200,000         198,047
   4.775%, due 12/14/06 (d)                                                                        250,000         247,546
   4.795%, due 12/14/06 (d)                                                                      1,625,000       1,608,983
   4.810%, due 12/14/06 (d)                                                                     11,390,000      11,277,426
                                                                                                           ---------------
                                                                                                                17,868,442
                                                                                                           ---------------
Total Short-Term Investments (Cost $743,109,793)                                                               743,109,793
                                                                                                           ---------------
TOTAL INVESTMENTS -- 140.8% (Cost $3,701,379,237#)                                                           3,698,973,540
                                                                                                           ---------------
Other Assets and Liabilities (net) -- (40.8)%                                                               (1,071,794,519)
                                                                                                           ---------------
TOTAL NET ASSETS -- 100.0%                                                                                 $ 2,627,179,021
                                                                                                           ===============

Portfolio Footnotes
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $14,169,441 and $16,575,138 respectively, resulting in a net unrealized depreciation of $2,405,697.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(b) Variable or floating rate security. The stated rate represents the rate at September 30, 2006
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determind to be illiquid by the Portfolio's adviser.
(d) Zero coupon bond--Interest rate represents current yield to maturity.
(e) This security is traded on a "to-be-announced" basis.
(f) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(g) Illiquid securities representing in the aggregate 1.300% of net assets.

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)
AMBAC - Ambac Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
MBIA - Municipal Bond Insurance Association

The following table summarizes the portfolio composition of the Portfolio's holdings at September 30, 2006 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                                 Percent of
                                                                  Portfolio
    Portfolio Composition by Credit Quality                      (unaudited)
    ------------------------------------------------------------------------
    AAA                                                             88.78%
    AA                                                               0.75
    A                                                                3.42
    BBB                                                              5.03
    BB                                                               1.75
    B                                                                0.27
                                                                   ------
    Total:                                                         100.00%
                                                                   ======

                                                     Strike      Number of
Put Options                           Expiration     Price       Contracts       Value
------------------------------------------------------------------------------------------
OTC Options on Swaps                 January 2007  $      5.90   (3,600,000) $    (10,980)
U.S. Treasury Bond Futures          November 2006       104.00         (383)       (5,984)
                                                                             ------------
(Written Option Premium $482,015)                                            $    (16,964)
                                                                             ------------

                                                     Strike      Number of
Call Options                          Expiration     Price       Contracts       Value
------------------------------------------------------------------------------------------
OTC Options on Swaps                   April 2008  $      0.45   (7,000,000) $    (35,661)
OTC Options on Swaps                December 2007         5.15  (60,600,000)   (1,026,612)
OTC GBP Swaps                           June 2007         4.85  (31,000,000)     (586,304)
Options On Swaps                     January 2007         4.60  (36,600,000)      (17,824)
U.S. Treasury Notes 10 Years        November 2006       108.00         (353)     (242,688)
SWAPTIONs                            October 2006         4.54   (7,800,000)           --
OTC 3 Month LIBOR                    October 2006         4.56  (32,000,000)           --
                                                                             ------------
(Written Option Premium $2,238,060)                                          $ (1,909,089)
                                                                             ------------

                                       Interest
Securities Sold Short                    Rate       Maturity     Proceeds        Value
------------------------------------------------------------------------------------------
U.S. Treasury Notes                         4.750%   5/15/2014 $ 23,316,216  $ 23,000,412
U.S. Treasury Notes                         3.625%   5/15/2013   61,250,921    60,628,282
U.S. Treasury Notes                         3.875%   2/15/2013    7,202,565     6,832,917
U.S. Treasury Notes                         4.875%   2/15/2012   74,580,349    75,156,518
U.S. Treasury Notes                         4.500%   2/28/2011   49,429,688    49,429,650
U.S. Treasury Notes                         3.000%  11/15/2007   29,545,263    29,400,030
U.S. Treasury Notes                         3.250%   8/15/2007   28,867,688    28,587,678
                                                               ------------  ------------
                                                               $274,192,690  $273,035,487
                                                               ============  ============

Forward Foreign Currency Contracts to Buy:

                                                             Net Unrealized
                                      Value at   In Exchange Appreciation/
Settlement Date Contracts to Deliver 09/30/2006  for U.S. $  (Depreciation)
---------------------------------------------------------------------------
  11/08/2006      239,810,064   CLP  $   447,153 $   442,535  $     4,618
  11/08/2006      246,189,936   CLP      459,049     454,393        4,656
  12/18/2006       26,426,146   CLP       49,262      49,193           69
  12/18/2006       26,173,854   CLP       48,791      48,605          186
  03/16/2007       48,636,000   CNY    6,245,616   6,300,000      (54,384)
  03/16/2007       14,677,500   CNY    1,884,818   1,900,000      (15,182)
  05/09/2007       15,171,728   CNY    1,957,275   1,976,000      (18,725)
  05/09/2007       48,114,108   CNY    6,207,108   6,266,000      (58,892)
  05/09/2007       31,954,000   CNY    4,122,324   4,158,511      (36,187)
  05/09/2007       75,083,162   CNY    9,686,334   9,779,000      (92,666)
  05/09/2007       19,159,000   CNY    2,471,666   2,495,149      (23,483)
  05/09/2007       11,377,000   CNY    1,467,725   1,483,118      (15,393)
  05/09/2007       18,204,000   CNY    2,348,463   2,371,239      (22,776)
  03/20/2007       25,991,000   INR      564,181     560,151        4,030
  10/04/2006      806,047,942   JPY    6,835,015   6,860,000      (24,985)
  10/26/2006      806,048,000   JPY    6,857,653   6,852,518        5,135
  11/15/2006    3,140,467,000   JPY   26,789,331  27,573,352     (784,021)
  11/15/2006    3,140,467,000   JPY   26,789,330  27,644,955     (855,625)
  12/26/2006    1,575,400,000   KRW    1,668,421   1,657,095       11,326
  02/26/2007      318,571,000   KRW      337,997     332,746        5,251
  03/21/2007      454,926,000   KRW      482,998     477,663        5,335
  12/04/2006        3,988,556   MXN      361,970     362,939         (969)
  12/04/2006        4,051,444   MXN      367,677     368,581         (904)
  01/16/2007        2,415,832   MXN      218,704     217,825          879
  01/16/2007        1,889,168   MXN      171,026     170,303          723
  11/24/2006          465,178   PLN      148,858     150,944       (2,086)
  11/24/2006          636,822   PLN      203,784     206,754       (2,970)
  12/13/2006        2,707,147   RUB      101,427     101,391           36
  12/13/2006        2,707,147   RUB      101,427     101,353           74
  01/17/2007       11,431,853   RUB      428,316     428,641         (325)
  01/17/2007       11,431,853   RUB      428,316     429,124         (808)
  03/15/2007        5,391,629   RUB      202,239     202,845         (606)
  03/15/2007        3,160,186   RUB      118,538     118,804         (266)
  03/15/2007        3,160,186   RUB      118,538     118,905         (367)
  11/27/2006        1,679,000   SGD    1,061,788   1,060,530        1,258
  03/21/2007          659,000   SGD      419,158     419,532         (374)
  10/23/2006       12,779,000   TWD      386,987     389,319       (2,332)
  02/26/2007        9,051,000   TWD      277,584     282,579       (4,995)
                                                              -----------
                                                              $(1,975,745)
                                                              ===========

Forward Foreign Currency Contracts to Sell:

                                                               Net Unrealized
                                       Value at   In Exchange  Appreciation/
Settlement Date Contracts to Deliver  09/30/2006  for U.S. $   (Depreciation)
-----------------------------------------------------------------------------
  10/31/2006    225,970,000    EUR   $287,175,726 $289,553,439   $2,377,713
  10/31/2006     21,560,000    EUR     27,399,693   27,452,865       53,172
  10/31/2006     30,781,000    EUR     39,118,273   39,157,249       38,976
  10/31/2006     22,895,000    EUR     29,096,288   29,122,440       26,152
  10/19/2006     10,366,000    GBP     19,405,345   19,634,572      229,227
  10/04/2006    806,047,942    JPY      6,835,015    6,831,841       (3,174)
  11/15/2006    729,820,000    JPY      6,225,631    6,268,989       43,358
  11/24/2006      1,102,000    PLN        352,641      347,524       (5,117)
                                                                 ----------
                                                                 $2,760,307
                                                                 ==========

 CLP - Chilean Peso                     KRW - South Korean Won
 CNY - China Yuan Renminbi              MXN - Mexican Peso
 EUR - Euro Dollar                      PLN - Polish Zloty
 GBP - British Pound                    RUB - Russian Ruble
 INR - Indian Rupee                     SGD - Singapore Dollar
 JPY - Japenese Yen                     TWD - Taiwan Dollar

The futures contracts outstanding as of September 30, 2006 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                Unrealized
                                                                     Number of                Appreciation/
Description                                            Date          Contracts Notional Value (Depreciation)
------------------------------------------------------------------------------------------------------------
Germany Federal Republic Bonds 10 Year Futures December 2007 - Long      777   $  116,416,087   $  630,875
LIBOR Futures                                  December 2007 - Long    2,582      573,055,879      629,029
Future on Great British Pound Libor            September 2007 - Long      16        3,549,585        3,369
Euro Dollar Futures                            March 2008 - Long         752      179,041,800      457,250
Euro Dollar Futures                            September 2007 - Long   5,033    1,196,910,313    2,800,463
Euro Dollar Futures                            March 2007 - Long          72       17,068,500       28,800
Euro Dollar Futures                            December 2007 - Long    4,497    1,070,398,425    3,286,338
Euro Dollar Futures                            June 2007 - Long        2,484      589,856,850    1,190,663
U.S. Treasury Note 10 Year Futures             December 2006 - Long    2,827      305,492,688    2,930,172
U.S. Treasury Note 5 Year Futures              December 2006 - Long    1,240      130,839,375      930,000
U.S. Treasury Bond Futures                     December 2006 - Long      221       24,841,781      379,844

Open swap agreements at September 30., 2006 were as follows:

Notional      Expiration
 Amount          Date                                           Description                                         Value
---------------------------------------------------------------------------------------------------------------------------
4,100,000 USD 3/20/2007  Agreement with Merrill Lynch International, dated 4/26/2005 to receive semi-annually      $ 7,225
                         the notional amount multiplied by 0.61% and to pay par in the event of default of Russian
                         Federation 5.00% (step-up) due 3/31/2030.

600,000   USD 5/20/2007  Agreement with J.P. Morgan Chase Bank dated 6/6/2005 to receive semi-annually the         1,904
                         notional amount multiplied by 0.77% and to pay par in the event of default of Russian
                         Federation 2.250% due 3/31/2030.

1,200,000 USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay quarterly the notional amount      (11,216)
                         multiplied by 0.48% and to receive par in the event of default of Northrop Grumman
                         Corporation 7.125% due 2/15/2011.

1,200,000 USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay quarterly the notional amount      (11,468)
                         multiplied by 0.53% and to receive par in the event of default of Lockheed Martin
                         Corporation 8.20% due 12/1/2009.

1,200,000 USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay quarterly the notional amount      (22,679)
                         multiplied by 0.97% and to receive par in the event of default of Goodrich Corporation
                         7.625% due 12/15/2012.

4,800,000 USD 6/20/2010  Agreement with Morgan Stanley Capital Services, Inc., dated 4/14/2005 to receive semi-    233,376
                         annually the notional amount multiplied by 2.10% and to pay par in event of default of underlying sovereign entities of the Dow Jones CDX Emerging Markets Index.

2,500,000 USD 9/20/2010  Agreement with Lehman Brothers dated 10/7/2005 to pay semi-annually the notional          (48,953)
                         amount multiplied by 2.26% and to receive par in the event of default of Republic of
                         Turkey 11.875% due 1/15/2030.

500,000   USD 9/20/2010  Agreement with Merrill Lynch International dated 7/27/2005 to receive quarterly the       6,051
                         notional amount multiplied by 3.80% and to pay par in the event of default of Ford Motor
                         Credit Co. 7.00% due 10/1/2013.

1,300,000 USD 10/20/2010 Agreement with Morgan Stanley Capital Services, Inc. dated 11/05/2005 to pay semi-        (21,305)
                         annually the notional amount multiplied by 2.20% and to receive par in the event of default of Republic of Turkey 11.875% due 1/15/2030.

1,000,000 USD 10/20/2010 Agreement with Lehman Brothers dated 9/29/2005 to pay semi-annually the notional          (13,178)
                         amount multiplied by 2.11% and to receive par in the event of default of Republic of
                         Turkey 11.875% due 1/15/2030.

 Notional       Expiration
  Amount           Date                                       Description                                       Value
-----------------------------------------------------------------------------------------------------------------------
147,300,000 USD 12/20/2011 Agreement with J. P. Morgan Chase Bank, dated 6/8/2006 to receive semi-annually    (49,792)
                           the notional amount multiplied by 5.00% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

71,500,000  USD 12/20/2011 Agreement with Lehman Brothers dated 6/8/06 to pay semi-annually the notional      (217,617)
                           amount multiplied by 3 month USD-LIBOR-BBA and to receive semi-annually notional amount multiplied by 5.00%.

9,000,000   USD 12/20/2011 Agreement with Morgan Stanley Capital Services, Inc., dated 6/8/2006 to pay semi-  (16,120)
                           annually the notional amount multiplied by 3 month USD-LIBOR-BBA and to receive semi-annually notional amount multiplied by 5.00%.

41,600,000  USD 6/15/2012  Agreement with Lehman Brothers dated 6/5/06 to pay semi-annually the notional      486,209
                           amount multiplied by 3 month USD-LIBOR-BBA and to receive semi-annually notional amount multiplied by 5.00%.

16,900,000  USD 12/20/2016 Agreement with Bank of America N.A., dated 6/5/06 to receive semi-annually the     197,522
                           notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-annually notional amount multiplied by 5.00%.

5,800,000   USD 12/20/2016 Agreement with J.P.Morgan Chase Bank, Inc. dated 6/9/06 to receive semi-annually   67,789
                           the notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-
                           annually notional amount multiplied by 5.00%.

700,000     USD 12/20/2036 Agreement with Morgan Stanley Capital Services, Inc. dated 11/23/2005 to pay semi- (30,713)
                           annually the notional amount multiplied by 3 month USD-LIBOR-BBA and to receive semi-annually notional amount multiplied by 5.00%.

9,000,000   USD 7/25/2045  Agreement with Lehman Brothers dated 01/24/06 to pay quarterly the notional        (19,115)
                           amount multiplied by 0.54% and to receive par in event of default of underlying sovereign entities of the ABX.HE.A.06-01.

94,700,000  EUR 6/16/2014  Agreement with Morgan Stanley Capital Services, Inc. dated 3/16/2005 to receive    (881,500)
                           semi-annually the notional amount multiplied by 5.00% and pay semi-annually multiplied by the 6 month EUR-EURIBOR-Telerate.

25,000,000  EUR 12/15/2014 Agreement with Morgan Stanley Capital Services Inc. dated July 18, 2006 to receive (173,701)
                           the 6 month EUR-EURIBOR-Telerate and to pay annually the notional amount multiplied by 4.00%.

26,700,000  EUR 6/18/2034  Agreement with Morgan Stanley Capital Services Inc. dated February 7, 2006 to      5,652,775
                           receive the 6 month EUR-EURIBOR-Telerate and to pay annually the notional amount multiplied by 6.00%.

 Notional      Expiration
  Amount          Date                                       Description                                        Value
-------------------------------------------------------------------------------------------------------------------------
2,600,000  EUR 6/17/2015  Agreement with J.P. Morgan Chase Bank dated 6/21/2005 to receive annually the      (140,911)
                          notional amount multiplied by the 6 month EUR-EURIBOR-Telerate and to pay annually the notional amount multiplied by 4.50%.

29,800,000 GBP 6/21/2016  Agreement with Morgan Stanley Capital Services, Inc. dated 6/16/206 to receive     28,065
                          semi-annually the notional amount multiplied by 5.00% and pay semi-annually multiplied by the 6 month GBP-LIBOR-BBA.

14,100,000 GBP 5/15/2016  Agreement with Merrill Lynch Capital Services, Inc., dated 11/15/2005 to receive   (2,163,953)
                          semi-annually the notional amount multiplied by the 6 month GBP-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.00%

16,200,000 GBP 6/15/2016  Agreement with Merrill Lynch Capital Services, Inc., dated 11/15/2005 to receive   178,119
                          semi-annually the notional amount multiplied by 5.00% and to pay semi-annually the notional amount multiplied by the 6 month GBP-LIBOR-BBA.

20,700,000 GBP 6/18/2034  Agreement with Morgan Stanley Capital Services, Inc. dated 11/23/2005 to receive   (106,915)
                          semi-annually the notional amount multiplied by 5.00% and pay semi-annually multiplied by the 6 month GBP-LIBOR-BBA.

37,000,000 GBP 12/20/2036 Agreement with Bank of America N.A., dated 6/20/2006 to receive semi-annually the  (1,623,413)
                          notional amount multiplied by 3 month USD-LIBOR-BBA and to pay semi-annually notional amount multiplied by 5.00%.
                                                                                                             -----------
                                                                                                             $ 1,306,486
                                                                                                             ===========

Met Investors Series Trust
Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                    Shares     Value
----------------------------------------------------------------------------
Common Stocks -- 97.3%

Aerospace & Defense -- 2.5%
General Dynamics Corp.                                    6,526 $    467,719
United Technologies Corp.                                 8,426      533,787
                                                                ------------
                                                                   1,001,506
                                                                ------------
Airlines -- 0.4%
Southwest Airlines Co.                                   10,378      172,898
                                                                ------------
Apparel & Textiles -- 0.1%
Hanesbrands, Inc. *                                       1,030       23,174
                                                                ------------
Auto Components -- 1.2%
Johnson Controls, Inc.                                    6,594      473,054
                                                                ------------
Automobiles -- 0.6%
Ford Motor Co.                                           30,546      247,117
                                                                ------------
Banks -- 7.2%
Bank of America Corp.                                     6,428      344,348
Compass Bancshares, Inc.                                  1,924      109,629
First Horizon National Corp.                              3,973      151,014
National City Corp.                                      14,125      516,975
SunTrust Banks, Inc.                                      6,025      465,612
U.S. Bancorp                                             12,817      425,781
Wachovia Corp.                                            3,900      217,620
Wells Fargo & Co.                                        12,742      461,005
Zions Bancorp.                                            2,322      185,319
                                                                ------------
                                                                   2,877,303
                                                                ------------
Beverages -- 1.3%
PepsiCo, Inc.                                             8,059      525,930
                                                                ------------
Biotechnology -- 0.2%
Amgen, Inc. *                                               866       61,945
                                                                ------------
Chemicals -- 1.8%
Air Products & Chemicals, Inc.                            2,592      172,031
Dow Chemical Co. (The)                                    5,189      202,267
E.I. du Pont de Nemours & Co.                             2,799      119,909
Ecolab, Inc.                                              3,438      147,215
Praxair, Inc.                                             1,548       91,580
                                                                ------------
                                                                     733,002
                                                                ------------
Commercial Services & Supplies -- 0.6%
Automatic Data Processing, Inc.                           5,319      251,801
                                                                ------------
Communications Equipment & Services -- 3.0%
Cisco Systems, Inc. *                                    10,456      240,488
Motorola, Inc.                                           23,222      580,550
Nokia Oyj (ADR)                                          19,043      374,957
                                                                ------------
                                                                   1,195,995
                                                                ------------
Computers & Peripherals -- 2.6%
Dell, Inc. *                                              8,793      200,832
EMC Corp. *                                               7,112       85,202
Hewlett-Packard Co.                                      13,205      484,491
Sun Microsystems, Inc. *                                 56,245      279,538
                                                                ------------
                                                                   1,050,063
                                                                ------------
Electric Services -- 0.5%
Southern Co.                                              6,261      215,754
                                                                ------------
Electric Utilities -- 0.7%
Consolidated Edison, Inc.                                 3,916      180,919
Exelon Corp.                                                775       46,919

Met Investors Series Trust
Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                Shares     Value
------------------------------------------------------------------------
PG&E Corp.                                              996 $     41,483
                                                            ------------
                                                                 269,321
                                                            ------------
Energy Equipment & Services -- 0.6%
Emerson Electric Co.                                  2,878      241,349
                                                            ------------
Financial - Diversified -- 7.5%
American Express Co.                                  5,621      315,226
Citigroup, Inc.                                       3,203      159,093
Federated Investors, Inc. - Class B                   5,348      180,816
Merrill Lynch & Co., Inc.                             5,274      412,532
State Street Corp.                                    8,512      531,149
T. Rowe Price Group, Inc.                            20,864      998,342
Washington Mutual, Inc.                               9,067      394,143
                                                            ------------
                                                               2,991,301
                                                            ------------
Food & Drug Retailing -- 4.0%
H.J. Heinz Co.                                        7,871      330,031
Hershey Co. (The)                                     6,281      335,719
Sysco Corp.                                           9,106      304,596
Walgreen Co.                                         14,102      625,988
                                                            ------------
                                                               1,596,334
                                                            ------------
Food Products -- 2.1%
Campbell Soup Co.                                     9,237      337,150
General Mills, Inc.                                   5,008      283,453
Kellogg Co.                                           1,932       95,673
Sara Lee Corp.                                        8,236      132,352
                                                            ------------
                                                                 848,628
                                                            ------------
Health Care Equipment & Supplies -- 5.7%
Becton, Dickinson & Co.                               8,077      570,802
Biomet, Inc.                                          7,850      252,691
C.R. Bard, Inc.                                       4,742      355,650
Johnson & Johnson                                     5,388      349,897
Medtronic, Inc.                                       5,622      261,086
St. Jude Medical, Inc. *                              7,894      278,579
Zimmer Holdings, Inc. *                               2,950      199,125
                                                            ------------
                                                               2,267,830
                                                            ------------
Household Products -- 1.3%
Clorox Co.                                            1,541       97,083
Colgate-Palmolive Co.                                 7,139      443,332
                                                            ------------
                                                                 540,415
                                                            ------------
Industrial - Diversified -- 1.4%
3M Co.                                                  804       59,834
General Electric Co.                                 10,479      369,909
Rockwell Automation, Inc.                             2,275      132,177
                                                            ------------
                                                                 561,920
                                                            ------------
Insurance -- 2.9%
Chubb Corp. (The)                                    13,544      703,746
Hartford Financial Services Group, Inc. (The)         2,807      243,507
SAFECO Corp.                                          3,458      203,780
                                                            ------------
                                                               1,151,033
                                                            ------------
IT Consulting & Services -- 0.8%
DST Systems, Inc. *                                   2,968      183,037
Fiserv, Inc. *                                        2,883      135,760
                                                            ------------
                                                                 318,797
                                                            ------------
Machinery -- 4.3%
Caterpillar, Inc.                                     6,902      454,152
Deere & Co.                                           6,853      575,035

Met Investors Series Trust
Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                   Shares     Value
---------------------------------------------------------------------------
PACCAR, Inc.                                            10,546 $    601,333
Parker Hannifin Corp.                                    1,287      100,038
                                                               ------------
                                                                  1,730,558
                                                               ------------
Media -- 6.8%
Gannett Co., Inc.                                        5,265      299,210
McGraw-Hill Cos., Inc.                                  16,658      966,664
Omnicom Group, Inc.                                      4,662      436,363
Reed Elsevier NV (ADR)                                  25,799      862,461
Walt Disney Co. (The)                                    5,574      172,292
                                                               ------------
                                                                  2,736,990
                                                               ------------
Metals & Mining -- 3.2%
Alcoa, Inc.                                              9,069      254,295
Inco, Ltd.                                               7,496      571,720
Rio Tinto Plc (ADR)                                      2,331      442,027
                                                               ------------
                                                                  1,268,042
                                                               ------------
Office Furnishing & Supplies -- 1.3%
Canon, Inc. (ADR)                                        9,804      512,651
                                                               ------------
Oil & Gas -- 7.5%
Apache Corp.                                             4,984      314,989
Chevron Corp.                                           13,240      858,746
ConocoPhillips                                           7,008      417,186
Exxon Mobil Corp.                                        8,668      581,623
Occidental Petroleum Corp.                               8,102      389,787
Pioneer Natural Resources Co.                            6,562      256,706
Weatherford International, Ltd. *                        4,890      204,011
                                                               ------------
                                                                  3,023,048
                                                               ------------
Personal Products -- 0.2%
Estee Lauder Companies, Inc. - Class A                   2,370       95,582
                                                               ------------
Pharmaceuticals -- 7.0%
Abbott Laboratories                                      7,761      376,874
Barr Pharmaceuticals, Inc. *                             5,936      308,316
Eli Lilly & Co.                                          5,040      287,280
Merck & Co., Inc.                                        4,565      191,273
Novartis AG (ADR)                                        5,556      324,693
Pfizer, Inc.                                            15,100      428,236
Roche Holding AG (ADR)                                   4,028      349,026
Schering-Plough Corp.                                   19,984      441,447
Teva Pharmaceutical Industries, Ltd. (ADR)               3,362      114,611
                                                               ------------
                                                                  2,821,756
                                                               ------------
Retail - Multiline -- 3.3%
Costco Wholesale Corp.                                   1,550       77,004
CVS Corp.                                                6,062      194,711
Federated Department Stores, Inc.                        7,504      324,248
Target Corp.                                            11,568      639,132
Wal-Mart Stores, Inc.                                    2,100      103,572
                                                               ------------
                                                                  1,338,667
                                                               ------------
Retail - Specialty -- 2.4%
Barnes & Noble, Inc.                                     3,182      120,725
Liz Claiborne, Inc.                                      2,585      102,133
Lowe's Cos., Inc.                                       10,540      295,753
Nordstrom, Inc.                                          7,853      332,182
Staples, Inc.                                            5,109      124,302
                                                               ------------
                                                                    975,095
                                                               ------------
Road & Rail -- 1.0%
Burlington Northern Santa Fe Corp.                       5,587      410,309
                                                               ------------

Met Investors Series Trust
Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                           Shares/Par
Security Description                                         Amount        Value
------------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.1%
Applied Materials, Inc.                                          9,305 $    164,978
Freescale Semiconductor, Inc. - Class B *                        2,562       97,382
Intel Corp.                                                     19,944      410,248
Texas Instruments, Inc.                                         16,761      557,303
                                                                       ------------
                                                                          1,229,911
                                                                       ------------
Software -- 1.9%
Adobe Systems, Inc. *                                            9,665      361,954
Microsoft Corp.                                                 13,940      380,980
                                                                       ------------
                                                                            742,934
                                                                       ------------
Telecommunication Services - Diversified -- 4.5%
ALLTEL Corp.                                                     2,659      147,574
AT&T, Inc.                                                      22,262      724,851
BellSouth Corp.                                                 16,085      687,634
Verizon Communications, Inc.                                     5,199      193,039
Windstream Corp. *                                               4,449       58,682
                                                                       ------------
                                                                          1,811,780
                                                                       ------------
Transportation -- 1.8%
Norfolk Southern Corp.                                          16,461      725,107
                                                                       ------------
Total Common Stocks (Cost $27,537,944)                                   39,038,900
                                                                       ------------
Short-Term Investment -- 2.8%
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 2.550% to be repurchased at $1,113,237
  on 10/02/06 collateralized by $1,120,000 FHLMC at 6.080%
  due 07/26/13 with a value of $1,136,800.
  (Cost -- $1,113,000)                                     $ 1,113,000    1,113,000
                                                                       ------------
TOTAL INVESTMENTS -- 100.1% (Cost $28,650,944#)                          40,151,900
                                                                       ------------
Other Assets and Liabilities (net) -- (0.1)%                                (52,001)
                                                                       ------------
TOTAL NET ASSETS -- 100.0%                                             $ 40,099,899
                                                                       ============

Portfolio Footnotes:
* Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $11,803,711 and $302,755 respectively, resulting in a net unrealized appreciation of $11,500,956.
ADR - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corporation

Met Investors Series Trust
Pioneer Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                    Shares     Value
----------------------------------------------------------------------------
Common Stocks -- 97.8%

Auto Components -- 0.9%
BorgWarner, Inc.                                          1,920 $    109,766
                                                                ------------
Automobiles -- 1.0%
Harley-Davidson, Inc.                                     1,980      124,245
                                                                ------------
Banks -- 5.3%
Hudson City Bancorp, Inc.                                 9,790      129,718
Keycorp                                                   4,205      157,435
Marshall & Ilsley Corp.                                   3,610      173,930
Zions Bancorporation                                      2,135      170,394
                                                                ------------
                                                                     631,477
                                                                ------------
Beverages -- 1.9%
Molson Coors Brewing Co. - Class B                        3,215      221,513
                                                                ------------
Chemicals -- 5.4%
Air Products & Chemicals, Inc.                            3,805      252,538
Ashland, Inc.                                             1,435       91,524
International Flavors & Fragrances, Inc.                  4,270      168,836
PPG Industries, Inc.                                      1,905      127,787
                                                                ------------
                                                                     640,685
                                                                ------------
Commercial Services & Supplies -- 2.6%
Equifax, Inc.                                             2,520       92,509
R. R. Donnelley & Sons Co.                                1,185       39,058
Republic Services, Inc.                                   4,275      171,898
                                                                ------------
                                                                     303,465
                                                                ------------
Computers & Peripherals -- 4.5%
Dell, Inc. *                                              6,110      139,552
NCR Corp. *                                               7,480      295,311
Palm, Inc. *                                              6,720       97,843
                                                                ------------
                                                                     532,706
                                                                ------------
Containers & Packaging -- 2.1%
Ball Corp.                                                6,300      254,835
                                                                ------------
Electric Utilities -- 9.5%
Allegheny Energy, Inc. *                                  3,795      152,445
Edison International                                      5,355      222,982
FirstEnergy Corp.                                         2,930      163,670
NRG Energy, Inc. *                                        3,815      172,820
NSTAR                                                     3,690      123,098
PG&E Corp.                                                3,690      153,689
PPL Corp.                                                 4,470      147,063
                                                                ------------
                                                                   1,135,767
                                                                ------------
Electronic Equipment & Instruments -- 4.1%
Harman International Industries, Inc.                       620       51,733
Thomas & Betts Corp. *                                    3,400      162,214
Xilinx, Inc.                                              3,210       70,459
Xerox Corp. *                                            13,605      211,694
                                                                ------------
                                                                     496,100
                                                                ------------
Financial - Diversified -- 7.4%
E*TRADE Financial Corp. *                                 6,850      163,852
Federated Investors, Inc. - Class B                       5,570      188,322
Legg Mason, Inc.                                          1,410      142,213
Mellon Financial Corp.                                    3,185      124,533
PNC Financial Services Group, Inc.                        2,115      153,210

Met Investors Series Trust
Pioneer Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                      Shares     Value
------------------------------------------------------------------------------
TCF Financial Corp.                                         4,390 $    115,413
                                                                  ------------
                                                                       887,543
                                                                  ------------
Food & Drug Retailing -- 2.6%
H.J. Heinz Co.                                              2,720      114,050
Safeway, Inc.                                               6,530      198,185
                                                                  ------------
                                                                       312,235
                                                                  ------------
Food Products -- 1.2%
Wm. Wrigley Jr. Co.                                         3,140      144,628
                                                                  ------------
Food Retailers -- 0.5%
Kroger Co. (The)                                            2,740       63,404
                                                                  ------------
Health Care Equipment & Supplies -- 1.6%
Boston Scientific Corp. *                                   6,800      100,572
Cooper Cos., Inc. (The)                                     1,775       94,963
                                                                  ------------
                                                                       195,535
                                                                  ------------
Health Care Providers & Services -- 1.4%
Laboratory Corporation of America Holdings *                2,585      169,498
                                                                  ------------
Hotels, Restaurants & Leisure -- 3.6%
Carnival Corp.                                              3,835      180,360
Harrah's Entertainment, Inc.                                3,805      252,766
                                                                  ------------
                                                                       433,126
                                                                  ------------
Industrial - Diversified -- 1.3%
Tyco International, Ltd.                                    5,610      157,024
                                                                  ------------
Insurance -- 10.8%
Ambac Financial Group, Inc.                                 1,250      103,438
Aon Corp.                                                   4,535      153,600
CIGNA Corp.                                                 2,340      272,189
Genworth Financial, Inc. - Class A                          4,447      155,689
Platinum Underwriters Holdings, Ltd.                        4,180      128,869
PMI Group, Inc. (The)                                       3,150      138,002
UnumProvident Corp.                                        14,525      281,640
White Mountains Insurance Group, Ltd.                         100       49,696
                                                                  ------------
                                                                     1,283,123
                                                                  ------------
Internet Software & Services -- 1.3%
Juniper Networks, Inc. *                                    9,120      157,594
                                                                  ------------
Machinery -- 1.2%
Deere & Co.                                                 1,645      138,032
                                                                  ------------
Media -- 4.1%
Clear Channel Communications, Inc.                          6,655      191,997
Entercom Communications Corp.                               1,640       41,328
Gannett Co., Inc.                                             600       34,098
Interpublic Group of Cos., Inc. *                          22,575      223,492
                                                                  ------------
                                                                       490,915
                                                                  ------------
Metals & Mining -- 1.2%
Massey Energy Co.                                           6,950      145,533
                                                                  ------------
Oil & Gas -- 5.7%
Hess Corp.                                                  3,100      128,402
Plains Exploration & Production Co. *                       2,720      116,715
Questar Corp.                                               2,530      206,878
Southwestern Energy Co. *                                   3,360      100,363
Tesoro Corp.                                                1,265       73,345
Weatherford International, Ltd. *                           1,305       54,445
                                                                  ------------
                                                                       680,148
                                                                  ------------

Met Investors Series Trust
Pioneer Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                     Shares       Value
-------------------------------------------------------------------------------
Personal Products -- 0.8%
Avon Products, Inc.                                         3,100 $     95,046
                                                                  ------------
Pharmaceuticals -- 1.1%
Teva Pharmaceutical Industries, Ltd. (ADR)                  3,970      135,337
                                                                  ------------
Real Estate -- 2.6%
Annaly Mortgage Management, Inc. (REIT)                     7,520       98,813
Host Hotels & Resorts, Inc. (REIT)                          4,250       97,452
ProLogis (REIT)                                             1,950      111,267
                                                                  ------------
                                                                       307,532
                                                                  ------------
Retail - Multiline -- 1.3%
J.C. Penney Co., Inc.                                       2,300      157,297
                                                                  ------------
Road & Rail -- 1.4%
CSX Corp.                                                   5,100      167,433
                                                                  ------------
Semiconductor Equipment & Products -- 2.4%
Freescale Semiconductor, Inc. - Class B *                   5,800      220,458
National Semiconductor Corp.                                2,570       60,472
                                                                  ------------
                                                                       280,930
                                                                  ------------
Software -- 2.2%
First Data Corp.                                            3,975      166,950
Symantec Corp. *                                            4,410       93,845
                                                                  ------------
                                                                       260,795
                                                                  ------------
Telecommunication Services - Diversified -- 1.2%
ADC Telecommunications, Inc. *                              4,520       67,800
Sprint Nextel Corp.                                         4,310       73,917
                                                                  ------------
                                                                       141,717
                                                                  ------------
Tobacco -- 1.4%
UST, Inc.                                                   3,055      167,506
                                                                  ------------
Trading Companies & Distributors -- 2.2%
W.W. Grainger, Inc.                                         3,930      263,389
                                                                  ------------
Total Common Stocks (Cost $11,434,107)                              11,685,879
                                                                  ------------

                                                          Par
Security Description                                     Amount       Value
-------------------------------------------------------------------------------
Short-Term Investment -- 5.1%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 09/29/06 at 1.50% to be repurchased at $605,076
  on 10/02/06 collateralized by 610,000 FHLMC 6.08%
  due 07/26/13 with a value of $619,150.
  (Cost -- $605,000)                                    $ 605,000      605,000
                                                                  ------------
TOTAL INVESTMENTS -- 102.9% (Cost $12,039,107#)                     12,290,879
                                                                  ------------
Other Assets and Liabilities (net) -- (2.9)%                          (344,561)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $ 11,946,318
                                                                  ============

Portfolio Footnotes:
* Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $585,754 and $333,982 respectively, resulting in a net unrealized appreciation of $251,772.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
FHLMC - Federal Home Loan Mortgage Corporation

Met Investors Series Trust
Met/Putnam Capital Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                   Shares     Value
---------------------------------------------------------------------------
Common Stocks -- 98.0%

Air Freight & Logistics -- 0.0%
ABX Air, Inc. *                                          1,858 $     10,442
                                                               ------------
Airlines -- 1.3%
Alaska Air Group, Inc. *                                 3,806      144,780
Continental Airlines, Inc. - Class B *(a)                3,168       89,686
ExpressJet Holdings, Inc. *(a)                          50,241      332,093
                                                               ------------
                                                                    566,559
                                                               ------------
Auto Components -- 1.7%
Noble International, Ltd. (a)                            1,819       22,756
Tenneco Automotive, Inc. *(a)                           28,767      672,860
Wabtec Corp.                                             1,282       34,781
                                                               ------------
                                                                    730,397
                                                               ------------
Automobiles -- 2.1%
Autoliv, Inc.                                           16,156      890,357
                                                               ------------
Banks -- 2.2%
Anchor BanCorp Wisconsin, Inc. (a)                       1,261       36,014
BankUnited Financial Corp. - Class A (a)                 1,600       41,712
Center Financial Corp. (a)                                 461       10,963
City Holding Co. (a)                                     1,148       45,771
Corus Bankshares, Inc. (a)                              24,656      551,308
Independent Bank Corp. (a)                               1,493       36,252
IndyMac Bancorp, Inc. (a)                                3,800      156,408
Lakeland Financial Corp.                                   200        4,702
Provident Financial Holdings, Inc.                         402       12,116
Republic Bancorp, Inc. - Class A (a)                       392        8,291
Southwest Bancorp of Oklahoma, Inc.                        799       20,630
                                                               ------------
                                                                    924,167
                                                               ------------
Biotechnology -- 0.1%
Diversa Corp. *(a)                                       3,550       28,471
                                                               ------------
Building Products -- 1.3%
American Woodmark Corp. (a)                              3,003      101,171
Builders FirstSource, Inc. *(a)                          1,820       27,719
Huttig Building Products, Inc. *                         1,772        9,799
Louisiana-Pacific Corp.                                  9,600      180,192
Universal Forest Products, Inc. (a)                      4,974      243,975
                                                               ------------
                                                                    562,856
                                                               ------------
Chemicals -- 0.9%
FMC Corp.                                                2,181      139,736
NewMarket Corp.                                          3,848      223,800
PolyOne Corp. *                                          1,500       12,495
                                                               ------------
                                                                    376,031
                                                               ------------
Commercial Services & Supplies -- 3.0%
Adaptec, Inc. *(a)                                       5,945       26,217
Brightpoint, Inc. *(a)                                     664        9,442
Consolidated Graphics, Inc. *                            2,373      142,783
Darling International, Inc. *(a)                         3,264       13,676
Hewitt Associates, Inc. - Class A *(a)                   3,218       78,069
infoUSA, Inc.                                            3,300       27,390
Labor Ready, Inc. *(a)                                  11,829      188,436
Rent-A-Center, Inc. *                                   23,017      674,168
Spherion Corp. *                                         4,237       30,295
StarTek, Inc. (a)                                          887       11,061
Steelcase, Inc. - Class A (a)                            6,930      108,732
                                                               ------------
                                                                  1,310,269
                                                               ------------

Met Investors Series Trust
Met/Putnam Capital Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                 Shares      Value
--------------------------------------------------------------------------
Communications Equipment & Services -- 2.7%
Brocade Communications Systems, Inc. *                139,633 $    985,809
Methode Electronics, Inc.                               3,744       35,605
UTStarcom, Inc. *(a)                                   13,557      120,251
                                                              ------------
                                                                 1,141,665
                                                              ------------
Computers & Peripherals -- 0.7%
Catapult Communications Corp. *(a)                      2,243       18,752
MICROS Systems, Inc. *                                  3,257      159,332
MTS Systems Corp.                                         700       22,638
Systemax, Inc. *(a)                                     2,477       39,682
TTM Technologies, Inc. *(a)                             5,286       61,846
                                                              ------------
                                                                   302,250
                                                              ------------
Containers & Packaging -- 0.0%
Graphic Packaging Corp. *(a)                            2,629        9,622
                                                              ------------
Education -- 1.4%
Career Education Corp. *                               26,144      588,240
                                                              ------------
Electric Services -- 0.1%
Alliant Energy Corp.                                      574       20,509
Puget Energy, Inc.                                        424        9,638
                                                              ------------
                                                                    30,147
                                                              ------------
Electrical Equipment & Services -- 0.2%
Regal-Beloit Corp. (a)                                  1,500       65,250
                                                              ------------
Electronic Equipment & Instruments -- 1.2%
Analogic Corp.                                          1,320       67,742
Checkpoint Systems, Inc. *                              3,690       60,922
Greatbatch, Inc. *(a)                                   2,677       60,554
Stoneridge, Inc. *                                      2,270       16,162
Tech Data Corp. *                                       8,431      307,985
                                                              ------------
                                                                   513,365
                                                              ------------
Energy Equipment & Services -- 0.5%
Energen Corp. (a)                                         198        8,290
Lone Star Technologies, Inc. *                          4,420      213,840
                                                              ------------
                                                                   222,130
                                                              ------------
Financial - Diversified -- 0.5%
AmeriCredit Corp. *(a)                                  3,261       81,492
BISYS Group, Inc. (The) *                               4,229       45,927
Jackson Hewitt Tax Service, Inc.                        2,400       72,024
                                                              ------------
                                                                   199,443
                                                              ------------
Financial Services -- 4.9%
Accredited Home Lenders Holding Co. *(a)                6,657      239,252
Asset Acceptance Capital Corp. *(a)                     1,632       26,520
ASTA Funding, Inc. (a)                                  2,530       94,850
CBIZ, Inc. *(a)                                         1,927       14,067
CompuCredit Corp. *(a)                                 11,500      347,415
Delphi Financial Group - Class A                        4,725      188,433
Eaton Vance Corp. (a)                                   8,402      242,482
FirstFed Financial Corp. *(a)                          13,718      778,085
Triad Guaranty, Inc. *(a)                               1,688       86,375
World Acceptance Corp. *(a)                             2,260       99,395
                                                              ------------
                                                                 2,116,874
                                                              ------------
Food Retailers -- 0.9%
American Italian Pasta Co. - Class A *(a)               2,300       17,894
Dominos Pizza, Inc. (a)                                14,267      365,949

Met Investors Series Trust
Met/Putnam Capital Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares     Value
----------------------------------------------------------------------
Ingles Markets, Inc.                                  884 $     23,320
                                                          ------------
                                                               407,163
                                                          ------------
Health Care Equipment & Supplies -- 2.4%
Applera Corp. - Applied Biosystems Group           13,900      460,229
Bausch & Lomb, Inc. (a)                             1,300       65,169
Hillenbrand Industries, Inc. (a)                    2,171      123,703
Immucor, Inc. *                                    11,620      260,404
Medical Action Industries, Inc. *                     556       14,951
Respironics, Inc. *                                 2,244       86,641
                                                          ------------
                                                             1,011,097
                                                          ------------
Health Care Providers & Services -- 1.7%
Alderwoods Group, Inc. *(a)                         5,933      117,651
American Dental Partners, Inc. *                      697       11,528
Lincare Holdings, Inc. *(a)                         9,694      335,800
Manor Care, Inc. (a)                                2,580      134,883
Odyssey Healthcare, Inc. *(a)                       2,826       40,073
Sierra Health Services, Inc. *                      2,807      106,217
                                                          ------------
                                                               746,152
                                                          ------------
Hotels, Restaurants & Leisure -- 0.2%
Denny's Corp. *(a)                                  6,731       22,953
Dover Downs Gaming & Entertainment, Inc.            1,500       18,225
Luby's, Inc. *                                      3,033       29,935
                                                          ------------
                                                                71,113
                                                          ------------
Household Durables -- 0.2%
Hooker Furniture Corp. (a)                            200        2,932
Kimball International, Inc. - Class B               2,313       44,641
Select Comfort Corp. *(a)                           1,704       37,283
                                                          ------------
                                                                84,856
                                                          ------------
Household Products -- 0.3%
Blyth, Inc.                                         5,225      127,124
                                                          ------------
Industrial - Diversified -- 0.3%
Chemed Corp.                                        3,525      113,717
                                                          ------------
Industrial Conglomerates -- 0.7%
Teleflex, Inc.                                      5,600      311,584
                                                          ------------
Insurance -- 11.0%
American Physicians Capital, Inc. *(a)              1,307       63,233
AmerUs Group Co. (a)                               12,919      878,621
CNA Surety Corp. *(a)                               2,121       42,844
Commerce Group, Inc. (The)                          6,294      189,135
Direct General Corp. (a)                              700        9,422
FBL Financial Group, Inc. - Class A                   200        6,694
FPIC Insurance Group, Inc. *                          409       16,200
Harleysville Group, Inc.                              700       24,493
HCC Insurance Holdings, Inc.                       24,866      817,594
Hilb Rogal & Hobbs Co. (a)                          1,772       75,576
Infinity Property & Casualty Corp.                  2,342       96,326
Midland Co. (The)                                     700       30,324
National Interstate Corp.                             607       14,932
Odyssey Re Holdings Corp. (a)                       1,867       63,067
Presidential Life Corp. (a)                           200        4,474
Radian Group, Inc. (a)                             12,814      768,840
Safety Insurance Group, Inc.                        1,000       48,660
Selective Insurance Group, Inc.                     3,408      179,295
StanCorp Financial Group, Inc.                      4,200      187,446
W.R. Berkley Corp.                                 24,653      872,470
Zenith National Insurance Corp. (a)                 8,774      349,995
                                                          ------------
                                                             4,739,641
                                                          ------------

Met Investors Series Trust
Met/Putnam Capital Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares     Value
--------------------------------------------------------------------------
Internet Software & Services -- 3.4%
Acxiom Corp.                                           18,506 $    456,358
AMICAS, Inc. *(a)                                       5,922       17,648
Blair Corp.                                               219        5,650
Digitas, Inc. *(a)                                      5,400       51,948
j2 Global Communications, Inc. *(a)                     4,659      126,585
Sohu.com, Inc. *                                        2,170       47,783
SonicWALL, Inc. *                                       7,127       77,827
United Online, Inc. (a)                                38,263      466,043
Websense, Inc. *(a)                                     8,778      189,693
                                                              ------------
                                                                 1,439,535
                                                              ------------
IT Consulting & Services -- 0.2%
SYNNEX Corp. *(a)                                       2,496       57,433
Tyler Technologies, Inc. *(a)                           3,700       47,841
                                                              ------------
                                                                   105,274
                                                              ------------
Leisure Equipment & Products -- 2.1%
Hasbro, Inc.                                           39,537      899,467
JAKKS Pacific, Inc. *(a)                                  504        8,986
                                                              ------------
                                                                   908,453
                                                              ------------
Machinery -- 1.5%
Advanced Energy Industries, Inc. *                      1,791       30,519
Albany International Corp. - Class A                    1,907       60,681
Applied Industrial Technologies, Inc. (a)               2,802       68,369
Cascade Corp. (a)                                       6,593      300,970
Graco, Inc.                                               700       27,342
Manitowoc Co., Inc. (The)                               3,102      138,938
                                                              ------------
                                                                   626,819
                                                              ------------
Media -- 0.2%
Journal Register Co. (a)                                4,000       22,680
Sinclair Broadcast Group, Inc. - Class A (a)            8,309       65,226
                                                              ------------
                                                                    87,906
                                                              ------------
Metals & Mining -- 3.8%
A. M. Castle & Co.                                      2,772       74,401
AK Steel Holding Corp. *                               19,757      239,850
NS Group, Inc. *                                          294       18,978
Quanex Corp. (a)                                       16,744      508,180
Shiloh Industries, Inc. *(a)                              756       10,191
Steel Dynamics, Inc. (a)                               15,605      787,272
                                                              ------------
                                                                 1,638,872
                                                              ------------
Oil & Gas -- 6.8%
Cabot Oil & Gas Corp. (a)                                 523       25,067
Callon Petroleum Co. *(a)                               2,927       39,690
Georgia Gulf Corp.                                     28,230      774,067
Giant Industries, Inc. *                                9,600      779,520
Harvest Natural Resources, Inc. *(a)                    7,260       75,141
Meridian Resource Corp. *                               3,983       12,188
Parker Drilling Co. *                                  85,054      602,182
St. Mary Land & Exploration Co. (a)                       900       33,039
Todco - Class A *(a)                                   17,178      594,359
                                                              ------------
                                                                 2,935,253
                                                              ------------
Paper & Forest Products -- 0.0%
BlueLinx Holdings, Inc. (a)                             1,245       11,852
                                                              ------------
Personal Products -- 0.7%
Chattem, Inc. *(a)                                      9,003      316,185
                                                              ------------
Pharmaceuticals -- 6.0%
Albany Molecular Research, Inc. *                       5,585       52,276

Met Investors Series Trust
Met/Putnam Capital Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                    Shares     Value
----------------------------------------------------------------------------
Alpharma, Inc. - Class A                                 15,213 $    355,832
Connetics Corp. *(a)                                      2,500       27,250
Endo Pharmaceuticals Holdings, Inc. *                     4,112      133,846
Enzon Pharmaceuticals, Inc. *(a)                          3,899       32,167
King Pharmaceuticals, Inc. *                             34,075      580,297
Medicis Pharmaceutical Corp. - Class A (a)                3,903      126,262
Mylan Laboratories, Inc. (a)                             13,095      263,602
Savient Pharmaceuticals, Inc. *(a)                       12,000       78,120
Sciele Pharma, Inc. *(a)                                  1,836       34,590
Watson Pharmaceuticals, Inc. *(a)                        33,922      887,739
                                                                ------------
                                                                   2,571,981
                                                                ------------
Plastics -- 0.1%
PW Eagle Inc. (a)                                         1,585       47,566
                                                                ------------
Real Estate -- 7.3%
Anthracite Capital, Inc. (REIT) (a)                       8,985      115,547
CBL & Associates Properties, Inc. (REIT) (a)             18,813      788,453
Commercial Net Lease Realty (REIT)                        4,168       90,029
Equity Inns, Inc. (REIT) (a)                             26,762      426,051
FelCor Lodging Trust, Inc. (REIT)                        13,408      268,830
First Industrial Realty Trust, Inc. (REIT) (a)            2,894      127,336
Highland Hospitality Corp. (REIT)                        12,779      183,123
Hospitality Properties Trust (REIT) (a)                   6,208      293,018
Innkeepers USA Trust (REIT) (a)                           2,574       41,930
LTC Properties, Inc. (REIT)                               3,914       94,915
Medical Properties Trust, Inc. (REIT) (a)                 3,636       48,686
National Health Investors, Inc. (REIT) (a)                9,539      270,240
Nationwide Health Properties, Inc. (REIT) (a)             4,238      113,324
NorthStar Realty Finance Corp. (REIT)                     6,100       77,470
OMEGA Healthcare Investors, Inc. (REIT) (a)               8,416      126,324
RAIT Investment Trust (REIT)                              2,796       80,665
                                                                ------------
                                                                   3,145,941
                                                                ------------
Retail - Multiline -- 0.1%
Retail Ventures, Inc. *(a)                                2,652       40,867
                                                                ------------
Retail - Specialty -- 5.9%
Books-A-Million, Inc. (a)                                 2,500       44,625
Buckle, Inc. (The) (a)                                    2,140       81,192
Cato Corp. (The) - Class A                               14,964      327,861
CSK Auto Corp. *(a)                                       6,444       90,860
CSS Industries, Inc.                                        747       22,201
Dollar Tree Stores, Inc. *                                3,697      114,459
Escala Group, Inc. *(a)                                   1,166        6,343
Group 1 Automotive, Inc.                                    400       19,960
Payless ShoeSource, Inc. *(a)                            13,705      341,255
Timberland Co. (The) - Class A *                         13,100      376,887
Toro Co. (The) (a)                                       12,426      524,005
Tween Brands, Inc. *(a)                                   1,912       71,891
Wilsons The Leather Experts, Inc. *(a)                    1,379        3,654
Yankee Candle Co., Inc. (The)                            16,933      495,629
                                                                ------------
                                                                   2,520,822
                                                                ------------
Road & Rail -- 0.3%
Arkansas Best Corp. (a)                                   2,932      126,164
                                                                ------------
Semiconductor Equipment & Products -- 3.8%
Amkor Technology, Inc. *                                  2,905       14,990
Emulex Corp. *                                           54,502      990,301
LSI Logic Corp. *(a)                                      5,297       43,541
OmniVision Technologies, Inc. *(a)                       17,377      247,970
Trident Microsystems, Inc. *                              7,585      176,427
TriQuint Semiconductor, Inc. *(a)                        23,100      120,120

Met Investors Series Trust
Met/Putnam Capital Opportunities Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                      Shares     Value
------------------------------------------------------------------------------
Zoran Corp. *                                               3,649 $     58,676
                                                                  ------------
                                                                     1,652,025
                                                                  ------------
Software -- 7.3%
Ansoft Corp. *                                              2,004       49,920
Aspen Technology, Inc. *(a)                                 5,398       58,946
BMC Software, Inc. *(a)                                    41,559    1,131,236
Citrix Systems, Inc. *                                      9,858      356,958
Hyperion Solutions Corp. *                                 14,994      516,993
Kronos, Inc. *                                              1,521       51,851
Magma Design Automation, Inc. *(a)                          2,701       24,579
MicroStrategy, Inc. - Class A *(a)                          8,837      899,872
SPSS, Inc. *                                                2,068       51,555
                                                                  ------------
                                                                     3,141,910
                                                                  ------------
Steel -- 0.2%
Insteel Industries, Inc.                                    5,085      101,039
                                                                  ------------
Telecommunication Services - Diversified -- 2.0%
ADTRAN, Inc.                                                6,025      143,636
Broadwing Corp. *(a)                                        1,348       17,012
CenturyTel, Inc. (a)                                       15,469      613,655
Cincinnati Bell, Inc. *                                     8,000       38,560
Tekelec *(a)                                                3,814       49,429
                                                                  ------------
                                                                       862,292
                                                                  ------------
Telecommunication Services - Wireless -- 0.2%
USA Mobility, Inc.                                          3,128       71,444
                                                                  ------------
Textiles, Apparel & Luxury Goods -- 3.4%
Brown Shoe Co., Inc. *                                      1,641       58,813
Columbia Sportswear Co. *(a)                                8,032      448,427
Jones Apparel Group, Inc.                                   1,735       56,283
Kellwood Co. (a)                                            6,063      174,796
Wolverine World Wide, Inc. (a)                             26,250      743,138
                                                                  ------------
                                                                     1,481,457
                                                                  ------------
Tobacco -- 0.0%
Alliance One International, Inc. *(a)                       3,600       14,760
                                                                  ------------
Transportation -- 0.2%
Hub Group, Inc. - Class A *                                 3,970       90,437
                                                                  ------------
Total Common Stocks (Cost $37,549,069)                              42,139,836
                                                                  ------------
Investment Company Securities -- 1.5%
iShares Russell 2000 Index Fund (a)                         4,976      358,272
iShares Russell Midcap Growth Index Fund (a)                  677       65,330
iShares Russell Midcap Value Index Fund                       766      104,276
Midcap SPDR Trust Series I (a)                                889      122,593
                                                                  ------------
Total Investment Company Securities (Cost $622,727)                    650,471
                                                                  ------------
TOTAL INVESTMENTS -- 99.5% (Cost $38,171,796#)                      42,790,307
                                                                  ------------
Other Assets and Liabilities (net) -- 0.5%                             199,075
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $ 42,989,382
                                                                  ============

Portfolio Footnotes:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $6,653,910 and $2,035,399 respectively, resulting in a net unrealized appreciation of $4,618,511.
*   Non-income producing security.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $10,804,071 and the collateral received consisted of cash in the amount of $11,068,713.
REIT - Real Estate Investment Trust

Met Investors Series Trust
RCM Global Technology Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                               Shares        Value
--------------------------------------------------------------------------
Common Stocks -- 92.5%

Aerospace & Defense -- 2.2%
United Technologies Corp.                             92,600 $   5,866,210
                                                             -------------
Biotechnology -- 1.9%
Gilead Sciences, Inc. *                               74,300     5,104,410
                                                             -------------
Chemicals -- 1.5%
Monsanto Co.                                          84,500     3,972,345
                                                             -------------
Communications Equipment & Services -- 12.7%
Ciena Corp. *(a)                                     122,000     3,324,500
Cisco Systems, Inc. *                                499,000    11,477,000
Comverse Technology, Inc. *                          559,000    11,984,960
Research In Motion, Ltd. *                            72,480     7,440,797
                                                             -------------
                                                                34,227,257
                                                             -------------
Computers & Peripherals -- 9.2%
Apple Computer, Inc. *                               131,000    10,090,930
Hewlett-Packard Co.                                      910        33,388
Network Appliance, Inc. *                             34,700     1,284,247
SanDisk Corp. *                                       73,100     3,913,774
Seagate Technology *(a)                              224,230     5,177,471
Sun Microsystems, Inc. *                             884,000     4,393,480
                                                             -------------
                                                                24,893,290
                                                             -------------
Electronic Equipment & Instruments -- 2.1%
ABB, Ltd.                                            215,000     2,822,264
Broadcom Corp. - Class A *                           100,900     3,061,306
                                                             -------------
                                                                 5,883,570
                                                             -------------
Energy Equipment & Services -- 0.9%
Energy Conversion Devices, Inc. *(a)                  65,850     2,439,084
                                                             -------------
Health Care Equipment & Supplies -- 0.3%
Conor Medsystems, Inc. *(a)                           34,700       817,879
Mindray Medical International, Ltd. (ADR) *            3,200        53,408
                                                             -------------
                                                                   871,287
                                                             -------------
Internet Software & Services -- 9.3%
Ctrip.com International, Ltd. (ADR) (a)               76,600     3,443,170
Google, Inc. - Class A *(a)                           19,500     7,837,050
McAfee, Inc. *                                       126,430     3,092,478
SINA Corp. *(a)                                       25,500       641,325
Tencent Holdings, Ltd.                             3,200,000     7,342,559
Yahoo Japan Corp.                                         40        15,032
Yahoo!, Inc. *                                       108,900     2,752,992
                                                             -------------
                                                                25,124,606
                                                             -------------
IT Consulting & Services -- 1.8%
Cognizant Technology Solutions Corp. - Class A *      63,800     4,725,028
                                                             -------------
Media -- 1.0%
Dreamworks Animation SKG, Inc. - Class A *(a)         64,500     1,606,695
Focus Media Holding, Ltd. *(a)                        20,800     1,204,736
                                                             -------------
                                                                 2,811,431
                                                             -------------
Semiconductor Equipment & Products -- 18.6%
AU Optronics Corp. (ADR) (a)                         288,000     4,104,000
Chartered Semiconductor Manufacturing (ADR) *          3,800        28,424
Chartered Semiconductor Manufacturing, Ltd. *      8,800,000     6,594,346
Fairchild Semiconductor International, Inc. *(a)     201,000     3,758,700
FormFactor, Inc. *(a)                                142,000     5,982,460
Infineon Technologies AG *                           231,000     2,737,229
Intel Corp.                                          222,000     4,566,540

Met Investors Series Trust
RCM Global Technology Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

                                                             Shares/Par
Security Description                                           Amount        Value
---------------------------------------------------------------------------------------
Marvell Technology Group, Ltd. *                                 262,000 $   5,074,940
NVIDIA Corp. *(a)                                                277,000     8,196,430
Qimonda AG (ADR) *(a)                                             90,800     1,543,600
QLogic Corp. *                                                   406,000     7,673,400
                                                                         -------------
                                                                            50,260,069
                                                                         -------------
Software -- 22.8%
Autodesk, Inc. *                                                 193,940     6,745,234
Cerner Corp. *(a)                                                152,860     6,939,844
Mercury Interactive Corp. *                                      110,600     5,699,218
Microsoft Corp.                                                  329,000     8,991,570
Nintendo Co., Ltd.                                                51,400    10,626,438
Oracle Corp. *                                                   657,000    11,655,180
Red Hat, Inc. *(a)                                               310,000     6,534,800
Salesforce.com, Inc. *                                            39,590     1,420,489
THQ, Inc. *(a)                                                   107,500     3,135,775
                                                                         -------------
                                                                            61,748,548
                                                                         -------------
Telecommunication Services - Diversified -- 5.0%
Amdocs, Ltd. *                                                   285,000    11,286,000
Telefonaktiebolaget LM Ericsson (ADR)                             64,800     2,232,360
                                                                         -------------
                                                                            13,518,360
                                                                         -------------
Telecommunication Services - Wireless -- 3.2%
American Tower Corp. - Class A *                                     820        29,930
NII Holdings, Inc. *(a)                                          139,000     8,640,240
                                                                         -------------
                                                                             8,670,170
                                                                         -------------
Total Common Stocks (Cost $228,914,578)                                    250,115,665
                                                                         -------------
Warrants -- 2.2%
Merrill Lynch Call, Expire 02/19/09 *                          6,600,000     4,217,472
Merrill Lynch International Co., Expire 02/08/11 *                30,130       428,309
Merrill Lynch International Co., Expire 11/17/10 *               233,640     1,422,396
                                                                         -------------
Total Warrants (Cost $5,914,370)                                             6,068,177
                                                                         -------------
Equity Option -- 0.5%
Hewlett Packard Calls, Expire 01/21/07 (Cost -- $1,343,087)      386,000     1,420,480
                                                                         -------------
Short-Term Investment -- 10.3%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/29/06 at 3.400% to be repurchased at $27,803,876
  on 10/02/06 collateralized by $27,320,000 FNMA at 6.000%
  due 05/15/08 with a value of $28,357,013.
  (Cost -- $27,796,000)                                     $ 27,796,000    27,796,000
                                                                         -------------
TOTAL INVESTMENTS -- 105.5% (Cost $263,968,035#)                           285,400,322
                                                                         -------------
Other Assets and Liabilities (net) -- (5.5)%                               (14,861,357)
                                                                         -------------
TOTAL NET ASSETS -- 100.0%                                               $ 270,538,965
                                                                         =============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,270,835 and $3,987,745 respectively, resulting in a net unrealized appreciation of $21,283,090.
(a) All or a portion of security out on loan. As of September 30, 2006, the market value of the securities loaned was $39,564,949 and the collateral received consisted of cash in the amount of $40,590,100.
ADR - American Depository Receipt
FNMA - Federal National Mortgage Association

Security Sold Short           Shares  Proceeds    Value
---------------------------------------------------------
Juniper Networks, Inc.         46,130 $ 647,929 $ 797,126
                              ------- --------- ---------
                               46,130 $ 647,929 $ 797,126
                              ======= ========= =========

Met Investors Series Trust
Third Avenue Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                    Shares        Value
-------------------------------------------------------------------------------
Common Stocks -- 82.3%

Aerospace & Defense -- 0.8%
Herley Industries, Inc. *(a)                              793,148 $   9,819,172
                                                                  -------------
Auto Components -- 5.9%
American Axle & Manufacturing Holdings, Inc. (a)        1,013,184    16,910,041
Bandag, Inc. (a)                                          677,756    27,815,106
Superior Industries International, Inc. (a)             1,806,426    30,329,893
                                                                  -------------
                                                                     75,055,040
                                                                  -------------
Banks -- 2.8%
Brookline Bancorp, Inc. (a)                               828,861    11,396,839
Kearny Financial Corp. (a)                                204,000     3,096,720
NewAlliance Bancshares, Inc. (a)                        1,111,362    16,281,453
Rockville Financial, Inc. (a)                             157,493     2,282,074
Wauwatosa Holdings, Inc. *(a)                             118,600     2,093,290
                                                                  -------------
                                                                     35,150,376
                                                                  -------------
Building Materials -- 2.0%
Canfor Corp. *                                          2,517,000    25,165,486
                                                                  -------------
Chemicals -- 1.5%
Agrium, Inc.                                              716,600    19,341,034
                                                                  -------------
Communications Equipment & Services -- 4.3%
CommScope, Inc. *(a)                                      498,200    16,370,852
Comverse Technology, Inc. *                               296,150     6,349,456
Sycamore Networks, Inc. *(a)                            6,187,258    23,387,835
Tellabs, Inc. *                                           756,901     8,295,635
                                                                  -------------
                                                                     54,403,778
                                                                  -------------
Computers & Peripherals -- 1.9%
Electronics for Imaging, Inc. *(a)                        421,098     9,634,722
Ingram Micro, Inc. - Class A *(a)                         465,450     8,918,022
Lexmark International, Inc. - Class A *(a)                105,400     6,077,364
                                                                  -------------
                                                                     24,630,108
                                                                  -------------
Electrical Equipment & Services -- 3.4%
American Power Conversion Corp. (a)                       531,217    11,665,525
Coherent, Inc. *                                          279,328     9,681,509
Electro Scientific Industries, Inc. *                   1,027,483    21,166,150
                                                                  -------------
                                                                     42,513,184
                                                                  -------------
Electronic Equipment & Instruments -- 2.9%
AVX Corp. (a)                                             713,000    12,612,970
Bel Fuse, Inc. - Class A (a)                              117,817     3,225,829
Bel Fuse, Inc. - Class B (a)                               59,277     1,902,199
Park Electrochemical Corp. (a)                            383,700    12,155,616
Synopsys, Inc. *                                          332,436     6,555,638
                                                                  -------------
                                                                     36,452,252
                                                                  -------------
Financial Services -- 1.7%
Ichiyoshi Securities Co., Ltd.                            481,700     6,482,264
Leucadia National Corp. (a)                               389,100    10,182,747
Westwood Holdings Group, Inc.                             278,425     5,579,637
                                                                  -------------
                                                                     22,244,648
                                                                  -------------
Food Products -- 0.6%
Industrias Bachoco, S.A. (ADR) (a)                        329,100     7,322,475
                                                                  -------------
Health Care Providers & Services -- 0.5%
Cross Country Healthcare, Inc. *(a)                       346,000     5,882,000
                                                                  -------------
Hotels, Restaurants & Leisure -- 0.8%
Vail Resorts, Inc. *(a)                                   264,000    10,565,280
                                                                  -------------

Met Investors Series Trust
Third Avenue Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                      Shares        Value
----------------------------------------------------------------------------------
Household Durables -- 5.0%
Cavco Industries, Inc. *(a)                                 302,326 $    9,526,292
Coachmen Industries, Inc. (a)                             1,098,547     11,875,293
Haverty Furniture Cos., Inc. (a)                            471,678      7,523,264
M.D.C. Holdings, Inc. (a)                                   380,106     17,655,924
Skyline Corp. (a)                                           269,000     10,278,490
Stanley Furniture Co., Inc. (a)                             284,671      6,066,339
                                                                    --------------
                                                                        62,925,602
                                                                    --------------
Industrial - Diversified -- 0.8%
Trinity Industries, Inc. (a)                                338,400     10,886,328
                                                                    --------------
Insurance -- 6.1%
Arch Capital Group, Ltd. *                                  180,974     11,490,039
Brit Insurance Holdings Plc                               1,343,039      7,580,216
E-L Financial Corp.                                          24,255     12,853,932
FBL Financial Group, Inc. - Class A (a)                     277,500      9,287,925
Montpelier Re Holdings, Ltd. (a)                          1,107,900     21,482,181
National Western Life Insurance Co. - Class A (a)            22,959      5,278,045
Phoenix Cos., Inc. (The) (a)                                639,300      8,950,200
                                                                    --------------
                                                                        76,922,538
                                                                    --------------
Leisure Equipment & Products -- 2.7%
JAKKS Pacific, Inc. *(a)                                    591,937     10,554,237
Leapfrog Enterprises, Inc. *(a)                           2,294,411     18,194,679
Russ Berrie & Co., Inc. *(a)                                336,290      5,125,060
                                                                    --------------
                                                                        33,873,976
                                                                    --------------
Machinery -- 1.4%
Alamo Group, Inc. (a)                                       457,400     10,401,276
Lindsay Manufacturing Co. (a)                               242,100      6,960,375
                                                                    --------------
                                                                        17,361,651
                                                                    --------------
Media -- 0.6%
Journal Communications, Inc. - Class A (a)                  698,734      7,874,732
                                                                    --------------
Metals & Mining -- 0.3%
Fording Canadian Coal Trust (a)                             141,919      3,765,111
                                                                    --------------
Oil & Gas -- 15.0%
Cimarex Energy Co. (a)                                    1,057,864     37,226,234
Comstock Resources, Inc. *                                  888,967     24,135,454
Maverick Tube Corp. *(a)                                    533,200     34,567,356
Pogo Producing Co.                                          876,452     35,890,710
St. Mary Land & Exploration Co. (a)                         418,685     15,369,926
Tidewater, Inc. (a)                                         421,900     18,643,761
Whiting Petroleum Corp. *(a)                                433,573     17,386,277
Willbros Group, Inc. *(a)                                   377,100      5,890,302
                                                                    --------------
                                                                       189,110,020
                                                                    --------------
Paper & Forest Products -- 1.2%
Deltic Timber Corp. (a)                                     114,977      5,479,804
TimberWest Forest Corp.                                     772,200      9,853,305
                                                                    --------------
                                                                        15,333,109
                                                                    --------------
Pharmaceuticals -- 2.3%
Andrx Corp. *                                               437,882     10,697,457
PAREXEL International Corp. *(a)                            191,981      6,352,651
Pharmaceutical Product Development, Inc.                    172,350      6,151,172
Watson Pharmaceuticals, Inc. *(a)                           234,551      6,138,200
                                                                    --------------
                                                                        29,339,480
                                                                    --------------
Real Estate -- 8.1%
Avatar Holdings, Inc. *(a)                                   90,500      5,344,930
BIL International, Ltd.                                   8,556,000      7,807,582
Brookfield Asset Management, Inc. - Class A                 367,500     16,294,950

Met Investors Series Trust
Third Avenue Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                         Shares         Value
---------------------------------------------------------------------------------------
Forest City Enterprises, Inc. - Class A (a)                    403,000 $    21,882,900
Origen Financial, Inc. (REIT) (a)                              883,385       5,008,793
St. Joe Co. (The) (a)                                          433,400      23,780,658
Trammell Crow Co. *(a)                                         601,900      21,975,369
                                                                       ---------------
                                                                           102,095,182
                                                                       ---------------
Retail - Specialty -- 1.1%
Buckle, Inc. (The) (a)                                         189,700       7,197,218
Sears Holdings Corp. *                                          47,400       7,493,466
                                                                       ---------------
                                                                            14,690,684
                                                                       ---------------
Semiconductor Equipment & Products -- 1.0%
GSI Group, Inc. *                                            1,340,720      12,535,732
                                                                       ---------------
Software -- 1.8%
Borland Software Corp. *(a)                                  2,528,956      14,490,918
Sybase, Inc. *(a)                                              329,176       7,979,226
                                                                       ---------------
                                                                            22,470,144
                                                                       ---------------
Telecommunication Services - Diversified -- 1.1%
IDT Corp. - Class B *(a)                                       965,600      13,923,952
                                                                       ---------------
Textiles, Apparel & Luxury Goods -- 2.0%
K-Swiss, Inc. - Class A (a)                                    827,925      24,887,426
                                                                       ---------------
Trading Companies & Distributors -- 1.1%
Handleman Co. (a)                                            1,836,266      13,937,259
                                                                       ---------------
Transportation -- 1.6%
Alexander & Baldwin, Inc. (a)                                  453,155      20,106,487
                                                                       ---------------
Total Common Stocks (Cost $858,301,273)                                  1,040,584,246
                                                                       ---------------
Investment Company Security -- 0.2%
Canfor Pulp Income Fund (Cost -- $2,267,701)                   255,050       2,641,524
                                                                       ---------------

                                                              Par
Security Description                                         Amount         Value
---------------------------------------------------------------------------------------
Short-Term Investment -- 17.5%
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 3.400% to be repurchased at $45,030,829 on
  10/02/06 collateralized by $42,225,000 FHLB at 4.875%
  due 05/15/07 with a value of $45,918,435.               $ 45,018,073      45,018,073
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 3.400% to be repurchased at $76,587,321 on
  10/02/06 collateralized by $78,445,000 FHLB at 3.375%
  due 02/23/07 with a value of $78,096,940.                 76,565,627      76,565,627
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 3.400% to be repurchased at $99,394,453 on
  10/02/06 collateralized by $100,000,000 FHLB at 4.250%
  due 04/16/07with a value of $101,354,300.                 99,366,300      99,366,300
                                                                       ---------------
Total Short Term Investments (Cost $220,950,000)                           220,950,000
                                                                       ---------------
TOTAL INVESTMENTS -- 100.0% (Cost $1,081,518,974#)                       1,264,175,770
                                                                       ---------------
Other Assets and Liabilities (net) -- 0.0%                                    (481,581)
                                                                       ---------------
TOTAL NET ASSETS -- 100.0%                                             $ 1,263,694,189
                                                                       ===============

Portfolio Footnotes:
# Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $227,730,457 and $45,073,661 respectively, resulting in a net unrealized appreciation of $182,656,796.
*   Non-income producing security.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $296,364,064 and the collateral received consisted of cash in the amount of $304,019,575.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

Met Investors Series Trust
T. Rowe Price Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares       Value
------------------------------------------------------------------------
Common Stocks -- 96.0%

Aerospace & Defense -- 2.8%
Alliant Techsystems, Inc. *(a)                      78,000 $   6,322,680
Goodrich Corp.                                     131,300     5,320,276
Rockwell Collins, Inc. (a)                         208,000    11,406,720
                                                           -------------
                                                              23,049,676
                                                           -------------
Airlines -- 1.1%
Southwest Airlines Co. (a)                         546,000     9,096,360
                                                           -------------
Auto Components -- 0.5%
Advance Auto Parts, Inc.                           133,000     4,381,020
                                                           -------------
Automotive -- 0.6%
CarMax, Inc. *(a)                                  119,000     4,963,490
                                                           -------------
Banks -- 0.2%
SVB Financial Group *(a)                            33,000     1,473,120
                                                           -------------
Beverages -- 0.4%
Cott Corp. *(a)                                    215,000     3,691,550
                                                           -------------
Biotechnology -- 1.2%
Gilead Sciences, Inc. *(a)                          55,000     3,778,500
Myogen, Inc. *(a)                                   79,000     2,771,320
PDL BioPharma, Inc. *(a)                           118,000     2,265,600
Qiagen N.V. *(a)                                    78,000     1,235,520
                                                           -------------
                                                              10,050,940
                                                           -------------
Commercial Services & Supplies -- 6.0%
aQuantive, Inc. *(a)                               193,000     4,558,660
ChoicePoint, Inc. *                                158,000     5,656,400
Cogent, Inc. *(a)                                  182,000     2,498,860
Global Payments, Inc.                               91,000     4,004,910
Iron Mountain, Inc. *                              198,000     8,502,120
Manpower, Inc.                                     161,000     9,864,470
MoneyGram International, Inc.                      169,000     4,911,140
Resources Connection, Inc. *(a)                     45,000     1,205,550
Robert Half International, Inc. (a)                100,000     3,397,000
United Rentals, Inc. *(a)                          173,000     4,022,250
Viad Corp. (a)                                      54,000     1,912,140
                                                           -------------
                                                              50,533,500
                                                           -------------
Communications Equipment & Services -- 2.0%
American Standard Cos., Inc. (a)                   133,000     5,582,010
Comverse Technology, Inc. *(a)                     106,000     2,272,640
Harris Corp.                                       191,000     8,497,590
                                                           -------------
                                                              16,352,240
                                                           -------------
Computer Software & Processing -- 0.5%
Jack Henry & Associates, Inc. (a)                  183,000     3,983,910
                                                           -------------
Computers & Peripherals -- 0.9%
Symbol Technologies, Inc. (a)                      536,000     7,964,960
                                                           -------------
Education -- 0.5%
Laureate Education, Inc. *(a)                       81,000     3,876,660
                                                           -------------
Electronic Equipment & Instruments -- 5.6%
Danaher Corp. (a)                                   72,000     4,944,240
Dolby Laboratories, Inc. *                         125,000     2,481,250
Flextronics International, Ltd. *(a)               473,000     5,978,720
FLIR Systems, Inc. *(a)                            199,000     5,404,840
Gentex Corp. (a)                                   276,000     3,921,960
Harman International Industries, Inc. (a)           93,000     7,759,920
Jabil Circuit, Inc. (a)                            238,000     6,799,660

Met Investors Series Trust
T. Rowe Price Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                               Shares      Value
-----------------------------------------------------------------------
Spansion, Inc. *(a)                                 169,000 $ 2,817,230
Xilinx, Inc. (a)                                    316,000   6,936,200
                                                            -----------
                                                             47,044,020
                                                            -----------
Energy Equipment & Services -- 1.9%
Cameron International Corp. *(a)                    106,000   5,120,860
FMC Technologies, Inc. *                            151,000   8,108,700
Sunpower Corp.,--Class A*(a)                         66,000   1,830,840
VeraSun Energy Corp. *(a)                            69,000   1,107,450
                                                            -----------
                                                             16,167,850
                                                            -----------
Financial--Diversified -- 4.0%
E*TRADE Financial Corp. *                           239,000   5,716,880
Fidelity National Information Services, Inc.        160,000   5,920,000
Investors Financial Services Corp. (a)               97,000   4,178,760
Legg Mason, Inc. (a)                                 52,000   5,244,720
Nuveen Investments-Class A (a)                      100,000   5,123,000
TD Ameritrade Holding Corp. (a)                     372,000   7,012,200
                                                            -----------
                                                             33,195,560
                                                            -----------
Financial Services -- 0.7%
Eaton Vance Corp.                                   213,000   6,147,180
                                                            -----------
Food & Drug Retailing -- 0.7%
Shoppers Drug Mart Corp.                             92,000   3,768,042
Whole Foods Market, Inc. (a)                         39,000   2,317,770
                                                            -----------
                                                              6,085,812
                                                            -----------
Health Care Equipment & Supplies -- 3.7%
Beckman Coulter, Inc. (a)                             6,000     345,360
C.R. Bard, Inc. (a)                                  35,000   2,625,000
Edwards Lifesciences Corp. *(a)                     168,000   7,827,120
Gen-Probe, Inc. *                                    72,000   3,376,080
Patterson Companies, Inc. *(a)                      151,000   5,075,110
ResMed, Inc. *                                       39,000   1,569,750
St. Jude Medical, Inc. *                            132,000   4,658,280
Thermo Electron Corp. *(a)                          133,000   5,230,890
                                                            -----------
                                                             30,707,590
                                                            -----------
Health Care Providers & Services -- 5.2%
Community Health Systems, Inc. *                    134,000   5,004,900
Coventry Health Care, Inc. *                         53,000   2,730,560
DaVita, Inc. *                                       53,300   3,084,471
Health Management Associates, Inc.-Class A          266,000   5,559,400
Humana, Inc. *                                       73,000   4,824,570
Laboratory Corporation of America Holdings *         43,000   2,819,510
Manor Care, Inc. (a)                                213,000  11,135,640
Omnicare, Inc. (a)                                  146,000   6,291,140
Triad Hospitals, Inc. *                              52,000   2,289,560
                                                            -----------
                                                             43,739,751
                                                            -----------
Hotels, Restaurants & Leisure -- 2.9%
Cheesecake Factory, Inc. (The) *(a)                 141,000   3,833,790
International Game Technology (a)                   228,000   9,462,000
P.F. Chang's China Bistro, Inc. *(a)                 67,000   2,325,570
Tim Hortons, Inc. (a)                               131,000   3,445,300
Wynn Resorts, Ltd. *(a)                              74,000   5,032,740
                                                            -----------
                                                             24,099,400
                                                            -----------
Industrial Conglomerates -- 2.2%
ITT Industries, Inc.                                105,000   5,383,350
Roper Industries, Inc. (a)                          286,000  12,795,640
                                                            -----------
                                                             18,178,990
                                                            -----------

Met Investors Series Trust
T. Rowe Price Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                Shares      Value
------------------------------------------------------------------------
Insurance -- 2.2%
Assurant, Inc. (a)                                   160,000 $ 8,545,600
Axis Capital Holdings, Ltd. (a)                      182,000   6,313,580
Principal Financial Group, Inc. (a)                   66,000   3,582,480
                                                             -----------
                                                              18,441,660
                                                             -----------
Internet Software & Services -- 5.0%
Amazon.com, Inc. *(a)                                265,000   8,511,800
CheckFree Corp. *                                    156,000   6,445,920
CNET Networks, Inc. *(a)                             461,000   4,416,380
Getty Images, Inc. *(a)                              107,000   5,315,760
Juniper Networks, Inc. *(a)                          423,000   7,309,440
McAfee, Inc. *(a)                                    140,000   3,424,400
Monster Worldwide, Inc. *                            179,000   6,478,010
                                                             -----------
                                                              41,901,710
                                                             -----------
IT Consulting & Services -- 1.8%
CACI International, Inc. - Class A *(a)               95,000   5,225,950
DST Systems, Inc. *(a)                               160,000   9,867,200
                                                             -----------
                                                              15,093,150
                                                             -----------
Machinery -- 1.0%
Oshkosh Truck Corp.                                  158,000   7,974,260
                                                             -----------
Manufacturing -- 1.1%
AMETEK, Inc.                                         214,000   9,319,700
                                                             -----------
Media -- 4.5%
Catalina Marketing Corp. (a)                         184,000   5,060,000
Citadel Broadcasting Corp. (a)                       234,000   2,199,600
Clear Channel Outdoor Holdings, Inc. *(a)             76,000   1,550,400
Discovery Holding Co. *(a)                           296,000   4,280,160
Dreamworks Animation SKG, Inc. - Class A *(a)         79,000   1,967,890
EchoStar Communications Corp. *                       79,000   2,586,460
Lamar Advertising Co. - Class A *(a)                 187,000   9,987,670
Rogers Communications, Inc. - Class B                175,000   9,602,250
                                                             -----------
                                                              37,234,430
                                                             -----------
Metals & Mining -- 1.9%
CONSOL Energy, Inc.                                  250,000   7,932,500
Foundation Coal Holdings, Inc.                        77,000   2,492,490
Newmont Mining Corp.                                  56,000   2,394,000
Teck Cominco Ltd.                                     52,400   3,274,476
                                                             -----------
                                                              16,093,466
                                                             -----------
Oil & Gas -- 5.7%
BJ Services Co. (a)                                  348,000  10,485,240
Compton Petroleum Corp. *                            106,000   1,057,880
EOG Resources, Inc. (a)                              167,000  10,863,350
Murphy Oil Corp. (a)                                 122,000   5,801,100
Smith International, Inc. (a)                        244,000   9,467,200
XTO Energy, Inc.                                     227,000   9,563,510
                                                             -----------
                                                              47,238,280
                                                             -----------
Pharmaceuticals -- 7.5%
Alkermes, Inc. *(a)                                  182,000   2,884,700
Amylin Pharmaceuticals, Inc. *(a)                     52,000   2,291,640
Barr Pharmaceuticals, Inc. *                         160,000   8,310,400
Cephalon, Inc. *(a)                                  172,000  10,621,000
Elan Corp. Plc (ADR) *(a)                            430,000   6,613,400
Human Genome Sciences, Inc. *(a)                     183,000   2,111,820
MedImmune, Inc. *(a)                                 324,000   9,464,040
Neurocrine Biosciences, Inc. *(a)                     59,000     634,250
OSI Pharmaceuticals, Inc. *(a)                        78,000   2,927,340
Sepracor, Inc. *(a)                                   99,000   4,795,560

Met Investors Series Trust
T. Rowe Price Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                   Shares       Value
-----------------------------------------------------------------------------
Theravance, Inc. *(a)                                     80,000 $  2,163,200
Valeant Pharmaceuticals International (a)                242,000    4,786,760
Vertex Pharmaceuticals, Inc. *(a)                        139,000    4,677,350
                                                                 ------------
                                                                   62,281,460
                                                                 ------------
Retail - Specialty -- 3.7%
Bed Bath & Beyond, Inc. *(a)                             160,000    6,121,600
Best Buy Co., Inc.                                       106,000    5,677,360
MSC Industrial Direct Co., Inc. - Class A                 28,000    1,140,720
O' Reilly Automotive, Inc. *(a)                          189,000    6,276,690
PetSmart, Inc.                                           290,000    8,047,500
Williams-Sonoma, Inc. (a)                                104,000    3,368,560
                                                                 ------------
                                                                   30,632,430
                                                                 ------------
Semiconductor Equipment & Products -- 5.2%
Altera Corp. *                                           362,000    6,653,560
Fairchild Semiconductor International, Inc. *(a)         109,000    2,038,300
Intersil Corp. - Class A (a)                             282,000    6,923,100
Marvell Technology Group, Ltd. *                         389,000    7,534,930
Microchip Technology, Inc. (a)                           159,000    5,154,780
National Semiconductor Corp. (a)                         213,000    5,011,890
PMC-Sierra, Inc. *(a)                                    554,000    3,290,760
Semtech Corp. *(a)                                       114,000    1,454,640
Teradyne, Inc. *(a)                                      430,000    5,658,800
                                                                 ------------
                                                                   43,720,760
                                                                 ------------
Software -- 5.1%
Adobe Systems, Inc. *(a)                                 140,000    5,243,000
Amdocs, Ltd. *(a)                                        192,000    7,603,200
Avid Technology, Inc. *(a)                               126,000    4,588,920
Intuit, Inc. *                                           127,000    4,075,430
NAVTEQ Corp. *(a)                                        190,000    4,960,900
Red Hat, Inc. *(a)                                       274,000    5,775,920
Salesforce.com, Inc. *(a)                                 58,000    2,081,040
VeriSign, Inc. *                                         398,000    8,039,600
                                                                 ------------
                                                                   42,368,010
                                                                 ------------
Telecommunication Services - Diversified -- 2.9%
ADTRAN, Inc. (a)                                         105,000    2,503,200
Garmin, Ltd. (a)                                         112,000    5,463,360
Telus Corp.                                              139,000    7,839,939
Time Warner Telecom, Inc. - Class A *(a)                 240,000    4,562,400
XM Satellite Radio Holdings, Inc. - Class A *(a)         321,000    4,137,690
                                                                 ------------
                                                                   24,506,589
                                                                 ------------
Telecommunication Services - Wireless -- 3.5%
American Tower Corp. - Class A *(a)                      268,000    9,782,000
Crown Castle International Corp. *(a)                    346,000   12,193,040
Leap Wireless International, Inc. *(a)                   107,000    5,188,430
SBA Communications Corp. *(a)                             77,000    1,873,410
                                                                 ------------
                                                                   29,036,880
                                                                 ------------
Trading Companies & Distributors -- 0.6%
Fastenal Co. (a)                                         135,000    5,206,950
                                                                 ------------
Transportation -- 0.7%
UTI Worldwide, Inc. (a)                                  211,000    5,901,670
                                                                 ------------
Total Common Stocks (Cost $685,698,624)                           801,734,984
                                                                 ------------

                                                        Par
Security Description                                   Amount       Value
-----------------------------------------------------------------------------
Short-Term Investment -- 4.0%
T. Rowe Price Government Reserve Investment Fund **
  (Cost -- $33,682,861)                             $ 33,682,861   33,682,861
                                                                 ------------

Met Investors Series Trust
T. Rowe Price Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                             Shares          Value
--------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0% (Cost $719,381,485#)               835,417,845
                                                             -------------
Other Assets and Liabilities (net) -- 0.0%                         121,676
                                                             -------------
TOTAL NET ASSETS -- 100.0%                                   $ 835,539,521
                                                             =============

Portfolio Footnotes:
*   Non-income producing security.
**  Affiliated issuer.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $142,593,540 and $26,557,180 respectively, resulting in a net unrealized appreciation of $116,036,360.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $208,352,523 and the collateral received consisted of cash in the amount of $213,673,065.
ADR - American Depositary Receipt

Met Investors Series Trust
Turner Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                              Shares      Value
----------------------------------------------------------------------
Common Stocks -- 94.9%

Airlines -- 0.9%
Continental Airlines, Inc. - Class B *(a)           32,330 $   915,262
US Airways Group, Inc. *(a)                         44,430   1,969,582
                                                           -----------
                                                             2,884,844
                                                           -----------
Banks -- 2.0%
Colonial BancGroup, Inc. (The)                      55,250   1,353,625
East West Bancorp, Inc.                             71,280   2,823,401
Northern Trust Corp.                                36,760   2,147,887
                                                           -----------
                                                             6,324,913
                                                           -----------
Beverages -- 1.0%
Pepsi Bottling Group, Inc.                          90,180   3,201,390
                                                           -----------
Chemicals -- 0.9%
Ecolab, Inc.                                        63,690   2,727,206
                                                           -----------
Commercial Services & Supplies -- 2.7%
aQuantive, Inc. *(a)                               127,520   3,012,023
Manpower, Inc.                                      37,320   2,286,596
MoneyGram International, Inc.                       42,510   1,235,341
VistaPrint, Ltd. *                                  64,430   1,671,314
                                                           -----------
                                                             8,205,274
                                                           -----------
Communications Equipment & Services -- 2.6%
Ciena Corp. *                                       51,740   1,409,915
Finisar Corp. *(a)                                 529,230   1,921,105
JDS Uniphase Corp. *(a)                          1,033,140   2,262,577
Polycom, Inc. *                                     99,550   2,441,961
                                                           -----------
                                                             8,035,558
                                                           -----------
Computers & Peripherals -- 2.2%
Network Appliance, Inc. *                           72,770   2,693,218
SanDisk Corp. *                                     78,890   4,223,770
                                                           -----------
                                                             6,916,988
                                                           -----------
Construction & Engineering -- 0.6%
McDermott International, Inc. *                     46,410   1,939,938
                                                           -----------
Electrical Equipment & Services -- 0.7%
General Cable Corp. *                               55,460   2,119,127
                                                           -----------
Electronic Equipment & Instruments -- 1.9%
Benchmark Electronics, Inc. *                       60,810   1,634,573
Itron, Inc. *                                       37,870   2,113,146
Riverbed Technology, Inc. *                         12,750     248,625
WESCO International, Inc. *                         29,740   1,725,812
                                                           -----------
                                                             5,722,156
                                                           -----------
Energy Equipment & Services -- 2.0%
Cameron International Corp. *                       57,900   2,797,149
Energy Conversion Devices, Inc. *                   23,980     888,219
National-Oilwell Varco, Inc. *                      42,980   2,516,479
                                                           -----------
                                                             6,201,847
                                                           -----------
Financial - Diversified -- 4.7%
E*TRADE Financial Corp. *                          101,430   2,426,206
Investment Technology Group, Inc. *                 38,430   1,719,742
Jeffries Group, Inc.                                61,680   1,757,880
Nasdaq Stock Market, Inc. *(a)                      91,720   2,773,613
T. Rowe Price Group, Inc.                          122,950   5,883,157
                                                           -----------
                                                            14,560,598
                                                           -----------

Met Investors Series Trust
Turner Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares     Value
-------------------------------------------------------------------------
Financial Services -- 1.0%
Affiliated Managers Group, Inc. *(a)                   31,975 $ 3,201,017
                                                              -----------
Food & Drug Retailing -- 1.0%
Hershey Co. (The)                                      13,330     710,812
Whole Foods Market, Inc.                               42,100   2,502,003
                                                              -----------
                                                                3,212,815
                                                              -----------
Food Products -- 0.5%
Campbell Soup Co. (a)                                  43,690   1,594,685
                                                              -----------
Health Care Equipment & Supplies -- 4.2%
Dade Behring Holdings, Inc.                            43,820   1,759,811
DENTSPLY International, Inc.                           49,410   1,487,735
Henry Schein, Inc. *                                   30,920   1,550,329
Intuitive Surgical, Inc. *                             37,330   3,936,448
Respironics, Inc. *                                    33,930   1,310,037
Thermo Electron Corp. *                                77,520   3,048,862
                                                              -----------
                                                               13,093,222
                                                              -----------
Health Care Providers & Services -- 5.1%
Coventry Health Care, Inc. *                           40,480   2,085,529
DaVita, Inc. *                                         41,210   2,384,823
Express Scripts, Inc. *                                45,890   3,464,236
Health Net, Inc. *                                     34,100   1,484,032
Quest Diagnostics, Inc.                                73,680   4,506,269
Universal Health Services, Inc. - Class B              33,620   2,014,847
                                                              -----------
                                                               15,939,736
                                                              -----------
Hotels, Restaurants & Leisure -- 6.3%
Hilton Hotels Corp.                                    54,860   1,527,851
International Game Technology                         159,510   6,619,665
Ruby Tuesday, Inc.                                     43,470   1,225,419
Scientific Games Corp. - Class A *(a)                  71,010   2,258,118
Starwood Hotels & Resorts Worldwide, Inc.              70,210   4,015,310
WMS Industries, Inc. *                                  6,530     192,896
Wynn Resorts, Ltd. *(a)                                55,970   3,806,520
                                                              -----------
                                                               19,645,779
                                                              -----------
Industrial - Diversified -- 1.0%
Harsco Corp.                                           25,060   1,945,909
Trinity Industries, Inc.                               37,515   1,206,858
                                                              -----------
                                                                3,152,767
                                                              -----------
Industrial Conglomerates -- 1.0%
Roper Industries, Inc.                                 66,790   2,988,185
                                                              -----------
Insurance -- 1.0%
Arch Capital Group, Ltd. *                             25,090   1,592,964
HCC Insurance Holdings, Inc.                           44,970   1,478,614
                                                              -----------
                                                                3,071,578
                                                              -----------
Internet & Catalog Retail -- 1.5%
Nutri/System, Inc. *(a)                                75,050   4,674,864
                                                              -----------
Internet Software & Services -- 3.4%
Akamai Technologies, Inc. *                           107,070   5,352,429
Ctrip.com International, Ltd. (ADR) (a)                27,320   1,228,034
F5 Networks, Inc. *                                    27,680   1,486,970
Monster Worldwide, Inc. *                              64,290   2,326,655
                                                              -----------
                                                               10,394,088
                                                              -----------
IT Consulting & Services -- 1.4%
Cognizant Technology Solutions Corp. - Class A *       29,290   2,169,217

Met Investors Series Trust
Turner Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                               Shares     Value
----------------------------------------------------------------------
Fiserv, Inc. *                                      44,230 $ 2,082,791
                                                           -----------
                                                             4,252,008
                                                           -----------
Machinery -- 0.6%
Gardner Denver, Inc. *                              53,880   1,782,350
                                                           -----------
Manufacturing -- 0.8%
AMETEK, Inc.                                        55,420   2,413,541
                                                           -----------
Media -- 0.5%
Lamar Advertising Co. - Class A *                   28,180   1,505,094
                                                           -----------
Metals & Mining -- 2.2%
Allegheny Technologies, Inc. (a)                    25,260   1,570,919
Precision Castparts Corp.                           85,160   5,378,706
                                                           -----------
                                                             6,949,625
                                                           -----------
Oil & Gas -- 5.0%
CNX Gas Corp. *                                     52,370   1,213,413
Denbury Resources, Inc. *                           45,430   1,312,927
Grant Prideco, Inc. *                               38,410   1,460,732
Questar Corp.                                       15,850   1,296,054
Range Resources Corp.                              112,685   2,844,169
Smith International, Inc.                           73,070   2,835,116
Southwestern Energy Co. *                           46,110   1,377,306
Sunoco, Inc.                                        23,830   1,481,988
Ultra Petroleum Corp. *                             36,560   1,758,902
                                                           -----------
                                                            15,580,607
                                                           -----------
Personal Products -- 0.9%
Alberto-Culver Co.                                  29,970   1,516,183
NBTY, Inc. *                                        46,290   1,354,908
                                                           -----------
                                                             2,871,091
                                                           -----------
Pharmaceuticals -- 5.2%
Allergan, Inc.                                      40,300   4,538,183
Celgene Corp. *(a)                                  96,630   4,184,079
Covance, Inc. *                                     33,830   2,245,635
Pharmaceutical Product Development, Inc.            96,530   3,445,156
Shire Plc (ADR)                                     31,990   1,579,986
                                                           -----------
                                                            15,993,039
                                                           -----------
Real Estate -- 1.9%
CB Richard Ellis Group, Inc. - Class A *           103,300   2,541,180
Host Hotels & Resorts, Inc. (REIT)                  93,305   2,139,484
Kilroy Realty Corp. (REIT)                          17,150   1,292,081
                                                           -----------
                                                             5,972,745
                                                           -----------
Retail - Specialty -- 7.1%
Abercrombie & Fitch Co. - Class A                   38,960   2,706,941
AnnTaylor Stores Corp. *                            36,170   1,514,076
Circuit City Stores, Inc.                          102,510   2,574,026
Coach, Inc. *                                      171,320   5,893,408
Gymboree Corp. (The) *                              43,880   1,850,858
Nordstrom, Inc.                                     83,570   3,535,011
TJX Cos., Inc. (The)                               141,850   3,976,056
                                                           -----------
                                                            22,050,376
                                                           -----------
Road & Rail -- 0.6%
CSX Corp.                                           54,100   1,776,103
                                                           -----------
Semiconductor Equipment & Products -- 8.0%
ASML Holding N.V. *(a)                             110,670   2,576,397
Cymer, Inc. *(a)                                    71,200   3,126,392
Integrated Device Technology, Inc. *               128,242   2,059,566
KLA-Tencor Corp.                                    48,610   2,161,687

Met Investors Series Trust
Turner Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                          Shares        Value
-------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. *                                58,930 $   2,158,606
Micron Technology, Inc. *                                       162,110     2,820,714
NVIDIA Corp. *                                                  132,520     3,921,267
Silicon Laboratories, Inc. *                                     76,430     2,370,859
Varian Semiconductor Equipment Associates, Inc. *                97,050     3,561,735
                                                                        -------------
                                                                           24,757,223
                                                                        -------------
Software -- 3.4%
Citrix Systems, Inc. *                                           93,540     3,387,083
Electronic Arts, Inc. *                                          91,070     5,070,778
Salesforce.com, Inc. *(a)                                        53,560     1,921,733
                                                                        -------------
                                                                           10,379,594
                                                                        -------------
Telecommunication Services - Diversified -- 0.5%
Time Warner Telecom, Inc. - Class A *                            81,680     1,552,737
                                                                        -------------
Telecommunication Services - Wireless -- 5.6%
American Tower Corp. - Class A *                                126,660     4,623,090
Crown Castle International Corp. *                              102,060     3,596,594
Leap Wireless International, Inc. *                              28,930     1,402,816
NII Holdings, Inc. *                                            126,320     7,852,051
                                                                        -------------
                                                                           17,474,551
                                                                        -------------
Textiles, Apparel & Luxury Goods -- 1.4%
Guess? Inc. *                                                    40,920     1,985,848
Under Armour, Inc. - Class A *(a)                                57,780     2,312,355
                                                                        -------------
                                                                            4,298,203
                                                                        -------------
Transportation -- 1.2%
C.H. Robinson Worldwide, Inc.                                    80,740     3,599,389
                                                                        -------------
Trucking & Freight Forwarding -- 0.4%
Landstar System, Inc.                                            29,380     1,254,526
                                                                        -------------
Total Common Stocks (Cost $270,300,729)                                   294,271,377
                                                                        -------------

                                                               Par
Security Description                                          Amount        Value
-------------------------------------------------------------------------------------
Short-Term Investment -- 4.7%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 09/29/06 at 3.40% to be repurchased at $14,477,101
  on 10/02/06 collateralized by $15,000,000 FHLB at 3.875%
  due 08/22/08 with a value of $14,766,765.
  (Cost -- $14,473,000)                                    $ 14,473,000    14,473,000
                                                                        -------------
TOTAL INVESTMENTS -- 99.6% (Cost $284,773,729#)                           308,744,377
                                                                        -------------
Other Assets and Liabilities (net) -- 0.4%                                  1,128,646
                                                                        -------------
TOTAL NET ASSETS -- 100.0%                                              $ 309,873,023
                                                                        =============

Portfolio Footnotes
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $29,963,466 and $5,992,818 respectively, resulting in a net unrealized appreciation of $23,970,648.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $34,692,734 and the collateral received consisted of cash in the amount of $35,519,944.
ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

Met Investors Series Trust
Van Kampen Comstock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2006
(Percentage of Net Assets)

Security Description                                 Shares       Value
----------------------------------------------------------------------------
Common Stocks -- 91.8%

Airlines -- 0.3%
Southwest Airlines Co.                                239,300 $    3,986,738
                                                              --------------
Banks -- 9.4%
Bank of America Corp.                                 781,600     41,870,312
Bank of New York Co., Inc.                            388,500     13,698,510
Barclays Plc (ADR) (a)                                 46,800      2,376,036
SunTrust Banks, Inc.                                   61,200      4,729,536
U.S. Bancorp                                          151,300      5,026,186
Wachovia Corp.                                        421,100     23,497,380
Wells Fargo & Co.                                     571,900     20,691,342
                                                              --------------
                                                                 111,889,302
                                                              --------------
Beverages -- 2.4%
Anheuser-Busch Cos., Inc.                             152,500      7,245,275
Coca-Cola Co.                                         470,400     21,017,472
                                                              --------------
                                                                  28,262,747
                                                              --------------
Chemicals -- 3.0%
E.I. du Pont de Nemours & Co.                         637,100     27,293,364
Rohm & Haas Co.                                       166,900      7,902,715
                                                              --------------
                                                                  35,196,079
                                                              --------------
Communications Equipment & Services -- 0.5%
Cisco Systems, Inc. *                                 279,200      6,421,600
                                                              --------------
Computers & Peripherals -- 2.1%
Dell, Inc. *                                          572,800     13,082,752
Hewlett-Packard Co.                                   118,100      4,333,089
International Business Machines Corp.                  95,100      7,792,494
                                                              --------------
                                                                  25,208,335
                                                              --------------
Electric Utilities -- 0.8%
American Electric Power Co., Inc.                     189,700      6,899,389
FirstEnergy Corp.                                      39,500      2,206,470
                                                              --------------
                                                                   9,105,859
                                                              --------------
Financial - Diversified -- 11.3%
Citigroup, Inc.                                       868,100     43,118,527
Fannie Mae                                             85,300      4,769,123
Freddie Mac                                           736,900     48,878,577
JPMorgan Chase & Co.                                  294,500     13,829,720
Merrill Lynch & Co., Inc.                             160,000     12,515,200
PNC Financial Services Group, Inc.                    149,900     10,858,756
                                                              --------------
                                                                 133,969,903
                                                              --------------
Food & Drug Retailing -- 3.7%
Cadbury Schweppes Plc (ADR)                           139,700      5,974,969
Kraft Foods, Inc. - Class A (a)                       489,500     17,455,570
Unilever NV                                           812,100     19,928,934
                                                              --------------
                                                                  43,359,473
                                                              --------------
Health Care Equipment & Supplies -- 0.6%
Boston Scientific Corp. *                             465,300      6,881,787
                                                              --------------
Health Care Providers & Services -- 0.8%
Cardinal Health, Inc.                                 152,100      9,999,054
                                                              --------------
Household Products -- 1.9%
Kimberly-Clark Corp.                                  343,300     22,438,088
                                                              --------------
Industrial - Diversified -- 0.6%
General Electric Co.                                  191,800      6,770,540
                                                              --------------

Met Investors Series Trust
Van Kampen Comstock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                  Shares        Value
------------------------------------------------------------------------------
Insurance -- 5.3%
AFLAC, Inc.                                             129,000 $    5,903,040
American International Group, Inc.                      166,100     11,005,786
Berkshire Hathaway, Inc. - Class B *                      2,060      6,538,440
Chubb Corp. (The)                                       303,320     15,760,507
Genworth Financial, Inc. - Class A                       94,000      3,290,940
Hartford Financial Services Group, Inc.                  45,200      3,921,100
St. Paul Travelers Cos., Inc.                           233,600     10,953,504
Torchmark Corp.                                          94,800      5,982,828
                                                                --------------
                                                                    63,356,145
                                                                --------------
Internet Software & Services -- 0.4%
McAfee, Inc. *                                          174,400      4,265,824
                                                                --------------
Media -- 10.7%
Clear Channel Communications, Inc.                      687,948     19,847,300
Comcast Corp. - Class A *                               661,200     24,365,220
Gannett Co., Inc.                                        86,100      4,893,063
Liberty Media Holding Corp. - Interactive Class A *      91,135      7,616,152
Liberty Media Holding Corp. Class A *                   455,575      9,284,619
News Corp. - Class B (a)                                475,500      9,814,320
Time Warner, Inc.                                     1,175,200     21,423,896
Viacom, Inc. - Class B *                                460,150     17,108,377
Walt Disney Co. (The)                                   427,400     13,210,934
                                                                --------------
                                                                   127,563,881
                                                                --------------
Metals & Mining -- 2.1%
Alcoa, Inc.                                             871,000     24,422,840
                                                                --------------
Oil & Gas -- 0.6%
Total S.A. (ADR)                                        102,900      6,785,226
                                                                --------------
Paper & Forest Products -- 3.6%
International Paper Co.                               1,218,640     42,201,503
                                                                --------------
Pharmaceuticals -- 15.9%
Abbott Laboratories                                     299,800     14,558,288
Bristol-Myers Squibb Co.                              1,196,200     29,809,304
Eli Lilly & Co.                                         265,000     15,105,000
GlaxoSmithKline Plc (ADR)                               617,700     32,880,171
Pfizer, Inc.                                            750,000     21,270,000
Roche Holding AG, (ADR)                                 235,700     20,423,405
Sanofi-Aventis (ADR)                                    253,100     11,255,357
Schering-Plough Corp.                                 1,021,100     22,556,099
Wyeth                                                   415,400     21,118,936
                                                                --------------
                                                                   188,976,560
                                                                --------------
Retail - Multiline -- 2.8%
Federated Department Stores, Inc.                       151,600      6,550,636
Wal-Mart Stores, Inc.                                   540,000     26,632,800
                                                                --------------
                                                                    33,183,436
                                                                --------------
Retail - Specialty -- 0.2%
Lowe's Cos., Inc.                                       104,300      2,926,658
                                                                --------------
Semiconductor Equipment & Products -- 1.7%
Intel Corp.                                             733,800     15,094,266
KLA-Tencor Corp.                                        120,500      5,358,635
                                                                --------------
                                                                    20,452,901
                                                                --------------
Software -- 1.2%
First Data Corp.                                        181,500      7,623,000
Microsoft Corp.                                         259,600      7,094,868
                                                                --------------
                                                                    14,717,868
                                                                --------------

Met Investors Series Trust
Van Kampen Comstock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2006
(Percentage of Net Assets)

Security Description                                             Shares          Value
--------------------------------------------------------------------------------------------
Telecommunication Services - Diversified -- 8.5%
AT&T, Inc.                                                        1,113,200 $    36,245,792
Embarq Corp.                                                         46,195       2,234,452
Sprint Nextel Corp.                                               1,127,800      19,341,770
Verizon Communications, Inc.                                      1,155,500      42,903,715
                                                                            ---------------
                                                                                100,725,729
                                                                            ---------------
Tobacco -- 1.4%
Altria Group, Inc.                                                  218,800      16,749,140
                                                                            ---------------
Total Common Stocks (Cost $1,009,786,412)                                     1,089,817,216
                                                                            ---------------

                                                                  Par
Security Description                                             Amount      Value (Note 2)
--------------------------------------------------------------------------------------------
Short - Term Investments -- 8.9%
Federal Home Loan Bank Discount Note 2.375%,
  due 10/02/06 (b)                                            $ 105,100,000     105,086,132
State Street Bank & Trust Co., Repurchase Agreement dated
  09/29/06 at 1.500% to be repurchased at $133,017 on 10/2/06 collateralized by $135,000 FNMA 5.750% due 02/15/08 with
  a value of $137,193. 1.500%, due 10/02/06                         133,000         133,000
                                                                            ---------------
Total Short - Term Investments (Cost $105,219,133)                              105,219,132
                                                                            ---------------
TOTAL INVESTMENTS -- 100.7% (Cost $1,115,005,545#)                            1,195,036,348
                                                                            ---------------
Other Assets and Liabilities (net) -- (0.7)%                                     (7,826,589)
                                                                            ---------------
TOTAL NET ASSETS -- 100.0%                                                  $ 1,187,209,759
                                                                            ===============

Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $95,480,454 and $15,449,651 respectively, resulting in a net unrealized appreciation of $80,030,803.
(a) A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $24,144,859 and the collateral received consisted of cash in the amount of $24,743,240.
(b) Zero Coupon bond - Interest rate represents current yield to maturity.
ADR - American Depository Receipt
FNMA - Federal National Mortgage Association

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By: /s/ Elizabeth M. Forget
    -----------------------
    Elizabeth M. Forget
    President

Date: November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -----------------------
    Elizabeth M. Forget
    President

Date: November 16, 2006

By: /s/ Jeffrey A. Tupper
    -------------------------------------
    Jeffrey A. Tupper
    Chief Financial Officer and Treasurer

Date: November 16, 2006